UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1. Schedule of Investments

Marshall Funds, Inc. d/b/a BMO Funds

Schedule of Investments

November 30, 2012 (Unaudited)

Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares	Value
Common Stocks - 102.6%

Consumer Discretionary - 13.4%

Apparel Retail - 3.1%
Ross Stores, Inc.	46	$2,618
TJX Cos., Inc.	105	4,656

		7,274
Automotive Retail - 1.5%
AutoZone, Inc. (2)	9	3,454
Cable & Satellite - 1.8%
Time Warner Cable, Inc.	45	4,270
Department Stores - 1.4%
Dillard’s, Inc., Class A	26	2,312
Kohl’s Corp.	20	893

		3,205
General Merchandise Stores - 4.2%
Dollar General Corp. (2)	68	3,400
Dollar Tree, Inc. (2)	24	1,002
Family Dollar Stores, Inc.	11	783
Target Corp.	72	4,545

		9,730
Restaurants - 0.9%
McDonald’s Corp.	25	2,176
Specialty Stores - 0.5%
PetSmart, Inc.	18	1,272

Total Consumer Discretionary		31,381

Consumer Staples - 25.8%

Drug Retail - 0.3%
CVS Caremark Corp.	6	279
Walgreen Co.	14	475

		754
Food Distributors - 0.2%
Sysco Corp.	15	475
Food Retail - 2.0%
Kroger Co.	184	4,828
Household Products - 5.6%
Church & Dwight Co., Inc.	37	2,004
Clorox Co.	22	1,680
Colgate-Palmolive Co.	21	2,278
Kimberly-Clark Corp.	53	4,543
Procter & Gamble Co.	37	2,584

		13,089
Hypermarkets & Super Centers - 2.2%
Costco Wholesale Corp.	11	1,144
Wal-Mart Stores, Inc.	55	3,961

		5,105
Packaged Foods & Meats - 9.0%
Campbell Soup Co.	95	3,491
ConAgra Foods, Inc.	168	5,016
Flowers Foods, Inc.	7	165
General Mills, Inc.	61	2,500

H.J. Heinz Co.	46	2,689
Hershey Co.	43	3,151
Kellogg Co.	49	2,718
McCormick & Co., Inc.	9	581
Mondelez International, Inc.	26	673

		20,984
Soft Drinks - 3.5%
Dr. Pepper Snapple Group, Inc.	107	4,799
PepsiCo, Inc.	47	3,300

		8,099
Tobacco - 3.0%
Altria Group, Inc.	84	2,840
Lorillard, Inc.	4	485
Philip Morris International, Inc.	22	1,977
Reynolds American, Inc.	38	1,661

		6,963

Total Consumer Staples		60,297

Energy - 0.8%

Integrated Oil & Gas - 0.8%
Exxon Mobil Corp.	20	1,763

Financials - 22.9%

Mortgage REIT’s - 6.3%
American Capital Agency Corp.	140	4,417
Annaly Capital Management, Inc.	317	4,666
Chimera Investment Corp.	81	222
Hatteras Financial Corp.	132	3,519
MFA Financial, Inc.	219	1,842

		14,666
Multi-Line Insurance - 1.0%
American National Insurance Co.	34	2,346
Property & Casualty Insurance - 3.7%
Allied World Assurance Co. Holdings AG	48	3,896
Erie Indemnity Co., Class A	13	927
ProAssurance Corp.	3	272
Travelers Cos., Inc.	10	708
W.R. Berkley Corp.	6	239
White Mountains Insurance Group, Ltd.	5	2,576

		8,618
Reinsurance - 5.5%
Alleghany Corp. (2)	5	1,755
Everest Re Group, Ltd.	23	2,495
PartnerRe, Ltd.	50	4,144
Validus Holdings, Ltd.	128	4,539

		12,933
Residential REIT’s - 1.8%
Home Properties, Inc.	71	4,181
Retail REIT’s - 4.2%
Federal Realty Investment Trust	8	832
National Retail Properties, Inc.	140	4,301
Realty Income Corp.	115	4,678

		9,811
Specialized Finance - 0.4%
CBOE Holdings, Inc.	30	899

Total Financials		53,454

Healthcare - 13.6%

Biotechnology - 1.2%
Amgen, Inc.	32	2,842

Healthcare Distributors - 0.5%
AmerisourceBergen Corp.	26	1,098
Healthcare Equipment - 1.4%
Becton, Dickinson and Co.	12	920
C.R. Bard, Inc.	22	2,178

		3,098
Managed Healthcare - 0.2%
Humana, Inc.	8	523
Pharmaceuticals - 10.3%
Abbott Laboratories	68	4,420
Bristol-Myers Squibb Co.	140	4,568
Eli Lilly & Co.	54	2,648
Forest Laboratories, Inc. (2)	87	3,085
Johnson & Johnson	41	2,859
Merck & Co., Inc.	45	1,994
Pfizer, Inc.	88	2,202
Watson Pharmaceuticals, Inc. (2)	26	2,288

		24,064

Total Healthcare		31,625

Industrials - 2.5%

Aerospace & Defense - 2.1%
Lockheed Martin Corp.	53	4,945
Research & Consulting Services - 0.4%
Verisk Analytics, Inc., Class A (2)	17	847

Total Industrials		5,792

Information Technology - 1.9%

Consulting & Other Services - 1.9%
Amdocs, Ltd.	131	4,383
Internet Software & Services - 0.0%
IAC/InterActiveCorp	2	94

Total Information Technology		4,477

Materials - 0.3%

Specialty Chemicals - 0.3%
Sherwin-Williams Co.	5	763

Telecommunication Services - 4.0%

Integrated Telecommunication Services - 4.0%
AT&T, Inc.	143	4,881
Verizon Communications, Inc.	103	4,544

Total Telecommunication Services		9,425

Utilities - 17.4%

Electric Utilities - 10.1%
American Electric Power Co., Inc.	108	4,606
Duke Energy Corp.	42	2,680
Entergy Corp.	47	2,986
NV Energy, Inc.	100	1,833
Pinnacle West Capital Corp.	41	2,110
PPL Corp.	83	2,436
Southern Co.	107	4,660
Westar Energy, Inc.	78	2,239

		23,550
Multi-Utilities - 6.5%
CMS Energy Corp.	11	269
Consolidated Edison, Inc.	80	4,463
DTE Energy Co.	73	4,422
PG&E Corp.	111	4,545
Xcel Energy, Inc.	56	1,515

		15,214

Water Utilities - 0.8%
American Water Works Co., Inc.	45	1,718

Total Utilities		40,482

Total Common Stocks (identified cost $240,230)		239,459

Short-Term Investments - 0.1%

Mutual Funds - 0.1%
BMO Prime Money Market Fund, Class I, 0.129% (10)	131	131

Total Short-Term Investments (identified cost $131)		131

Total Investments - 102.7% (identified cost $240,361)		239,590
Other Assets and Liabilities - (2.7)%		(6,273)

Total Net Assets - 100.0%		$233,317

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares	Value
Common Stocks - 96.8%

Consumer Discretionary - 12.0%

Apparel Retail - 0.3%
Foot Locker, Inc. (1)	13,931	$499,287
Auto Parts & Equipment - 1.0%
Delphi Automotive PLC (1) (2)	48,273	1,640,799
Broadcasting - 1.9%
CBS Corp., Class B	84,108	3,026,206
Cable & Satellite - 2.9%
DIRECTV Group, Inc., Class A (1) (2)	34,580	1,718,626
Time Warner Cable, Inc.	32,219	3,057,261

		4,775,887
Department Stores - 3.3%
Dillard’s, Inc., Class A (1)	30,401	2,702,953
Macy’s, Inc.	69,801	2,701,299

		5,404,252
Homefurnishing Retail - 0.6%
Bed Bath & Beyond, Inc. (2)	15,228	894,188
Housewares & Specialties - 1.6%
Jarden Corp. (1)	47,884	2,533,542
Movies & Entertainment - 0.4%
Viacom, Inc., Class B	13,066	674,336

Total Consumer Discretionary		19,448,497

Consumer Staples - 5.8%

Drug Retail - 1.3%
CVS Caremark Corp. (1)	43,933	2,043,324
Food Retail - 1.7%
Kroger Co. (1)	105,057	2,756,696
Household Products - 0.4%
Procter & Gamble Co.	10,042	701,233
Hypermarkets & Super Centers - 1.5%
Wal-Mart Stores, Inc.	35,005	2,521,060
Packaged Foods & Meats - 0.9%
Dean Foods Co. (1) (2)	85,533	1,466,035

Total Consumer Staples		9,488,348

Energy - 13.5%

Integrated Oil & Gas - 8.7%
Chevron Corp.	68,523	7,242,196
Exxon Mobil Corp. (1)	77,917	6,867,604

		14,109,800
Oil & Gas-Exploration & Production - 0.7%
ConocoPhillips (1)	21,217	1,208,096
Oil & Gas-Refining & Marketing - 4.1%
Marathon Petroleum Corp.	10,042	597,901
Tesoro Corp.	69,547	2,940,447
Valero Energy Corp.	96,027	3,097,831

		6,636,179

Total Energy		21,954,075

Financials - 24.4%

Asset Management & Custody Banks - 1.9%
Ameriprise Financial, Inc.	50,213	3,046,423
Consumer Finance - 2.4%
Discover Financial Services	92,461	3,847,302
Diversified Banks - 5.2%
U.S. Bancorp	79,440	2,562,734
Wells Fargo & Co.	179,956	5,940,348

		8,503,082
Life & Health Insurance - 1.4%
Aflac, Inc. (1)	44,063	2,334,898
Multi-line Insurance - 3.3%
American Financial Group, Inc.	34,440	1,365,546
American International Group, Inc. (1) (2)	55,726	1,846,202
Assurant, Inc.	65,845	2,252,558

		5,464,306
Other Diversified Financial Services - 1.8%
JPMorgan Chase & Co.	71,774	2,948,476
Property & Casualty Insurance - 2.2%
Travelers Cos., Inc.	49,903	3,534,131
Real Estate Services - 0.7%
Jones Lang LaSalle, Inc.	13,823	1,133,624
Regional Banks - 0.8%
Huntington Bancshares, Inc.	208,106	1,279,852
Reinsurance - 2.9%
PartnerRe, Ltd. (1)	28,078	2,327,105
Reinsurance Group of America, Inc.	47,160	2,414,592

		4,741,697
Retail REIT’s - 1.4%
Simon Property Group, Inc. (1)	14,557	2,214,556
Specialized Finance - 0.4%
NASDAQ OMX Group, Inc.	29,158	706,498

Total Financials		39,754,845

Healthcare - 15.2%

Biotechnology - 3.0%
Amgen, Inc. (1)	37,303	3,312,506
United Therapeutics Corp. (1) (2)	30,022	1,577,656

		4,890,162
Healthcare Equipment - 1.0%
Zimmer Holdings, Inc. (1)	24,946	1,645,688
Healthcare Facilities - 1.2%
Community Health Systems, Inc. (1) (2)	64,969	1,913,987
Managed Healthcare - 2.7%
Humana, Inc.	12,095	791,134
UnitedHealth Group, Inc.	67,323	3,661,698

		4,452,832
Pharmaceuticals - 7.3%
Eli Lilly & Co. (1)	76,464	3,749,794
Forest Laboratories, Inc. (1) (2)	77,254	2,739,427
Pfizer, Inc.	215,784	5,398,916

		11,888,137

Total Healthcare		24,790,806

Industrials - 6.9%

Aerospace & Defense - 3.1%
Lockheed Martin Corp.	29,795	2,779,874

Northrop Grumman Corp. (1)	14,362	957,945
Raytheon Co. (1)	22,030	1,258,574

		4,996,393
Airlines - 1.8%
Southwest Airlines Co.	311,673	2,970,244
Construction & Farm Machinery & Heavy Trucks - 0.5%
WABCO Holdings, Inc. (1) (2)	14,038	871,058
Electrical Components & Equipment - 0.3%
EnerSys, Inc. (1) (2)	14,616	509,221
Industrial Conglomerates - 1.2%
General Electric Co. (1)	90,165	1,905,186

Total Industrials		11,252,102

Information Technology - 8.6%

Communications Equipment - 2.8%
Cisco Systems, Inc.	237,805	4,496,893
Computer Hardware - 1.0%
Apple, Inc.	2,874	1,682,095
Computer Storage & Peripherals - 0.9%
Seagate Technology PLC (1)	60,368	1,515,237
Data Processing & Outsourced Services - 1.7%
Alliance Data Systems Corp. (1) (2)	18,803	2,679,239
Systems Software - 2.2%
Microsoft Corp.	26,026	692,812
Symantec Corp. (1) (2)	153,136	2,872,831

		3,565,643

Total Information Technology		13,939,107

Materials - 4.7%

Diversified Chemicals - 2.7%
Eastman Chemical Co.	10,475	637,404
Huntsman Corp.	119,842	1,970,202
PPG Industries, Inc. (1)	13,725	1,705,606

		4,313,212
Fertilizers & Agricultural Chemicals - 2.0%
CF Industries Holdings, Inc. (1)	15,455	3,307,834

Total Materials		7,621,046

Telecommunication Services - 0.8%

Integrated Telecommunication Services - 0.8%
AT&T, Inc. (1)	36,226	1,236,393

Utilities - 4.9%

Electric Utilities - 1.5%
Portland General Electric Co.	92,734	2,506,600
Independent Power Producers & Energy Traders - 1.9%
AES Corp.	287,872	3,071,594
Multi-Utilities - 1.5%
CMS Energy Corp.	36,071	881,215
DTE Energy Co. (1)	25,703	1,557,088

		2,438,303

Total Utilities		8,016,497

Total Common Stocks (identified cost $134,152,265)		157,501,716

Short-Term Investments - 35.1%

Collateral Pool Investments for Securities on Loan - 33.3%
Collateral pool allocation (12)		54,336,691

Mutual Funds - 1.8%
BMO Prime Money Market Fund, Class I, 0.129% (10)	2,898,188	2,898,188

Total Short-Term Investments (identified cost $57,234,879)		57,234,879

Total Investments - 131.9% (identified cost $191,387,144)		214,736,595
Other Assets and Liabilities - (31.9)%		(51,979,955)

Total Net Assets - 100.0%		$162,756,640

Dividend Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares	Value
Common Stocks - 96.9%

Consumer Discretionary - 11.2%

Apparel Retail - 0.7%
Limited Brands, Inc. (1)	11,003	$573,807
Apparel, Accessories & Luxury Goods - 0.6%
VF Corp.	2,952	473,826
Cable & Satellite - 3.5%
Comcast Corp., Class A (1)	32,704	1,215,935
Time Warner Cable, Inc.	15,217	1,443,941

		2,659,876
Department Stores - 0.8%
Macy’s, Inc.	15,706	607,822
Distributors - 0.9%
Genuine Parts Co.	10,644	692,818
Home Furnishings - 1.0%
Leggett & Platt, Inc.	27,513	766,237
Home Improvement Retail - 1.3%
Home Depot, Inc.	15,062	980,084
Leisure Products - 1.5%
Mattel, Inc.	30,255	1,134,865
Specialty Stores - 0.9%
Staples, Inc. (1)	60,689	710,061

Total Consumer Discretionary		8,599,396

Consumer Staples - 12.5%

Household Products - 1.6%
Kimberly-Clark Corp.	13,898	1,191,337
Hypermarkets & Super Centers - 0.7%
Wal-Mart Stores, Inc.	7,711	555,346
Packaged Foods & Meats - 3.7%
ConAgra Foods, Inc. (1)	34,147	1,019,629
H.J. Heinz Co. (1)	10,914	638,033
Kraft Foods Group, Inc. (2)	17,256	780,316
Mondelez International, Inc.	14,029	363,211

		2,801,189
Soft Drinks - 1.0%
Coca-Cola Co.	11,374	431,302
PepsiCo, Inc.	5,204	365,373

		796,675
Tobacco - 5.5%
Altria Group, Inc. (1)	51,512	1,741,620
Lorillard, Inc.	8,249	999,449
Philip Morris International, Inc.	16,068	1,444,192

		4,185,261

Total Consumer Staples		9,529,808

Energy - 11.9%

Integrated Oil & Gas - 3.2%
Chevron Corp.	17,501	1,849,681
Occidental Petroleum Corp.	8,150	612,961

		2,462,642

Oil & Gas-Exploration & Production - 3.7%
ConocoPhillips (1)	28,343	1,613,850
Marathon Oil Corp. (1)	39,061	1,205,032

		2,818,882
Oil & Gas-Refining & Marketing - 1.1%
Marathon Petroleum Corp.	14,060	837,133
Oil & Gas-Storage & Transportation - 3.9%
Spectra Energy Corp. (1)	52,279	1,461,198
Williams Cos., Inc.	46,450	1,525,418

		2,986,616

Total Energy		9,105,273

Financials - 14.0%

Asset Management & Custody Banks - 1.3%
BlackRock, Inc.	3,231	636,636
Iron Mountain, Inc. (1)	12,086	381,913

		1,018,549
Consumer Finance - 2.5%
Discover Financial Services	20,670	860,079
SLM Corp.	63,142	1,045,000

		1,905,079
Diversified Banks - 1.9%
U.S. Bancorp (1)	22,379	721,946
Wells Fargo & Co.	21,405	706,579

		1,428,525
Insurance Brokers - 1.3%
Marsh & McLennan Cos., Inc.	27,470	967,493
Life & Health Insurance - 0.8%
Prudential Financial, Inc.	11,715	610,586
Other Diversified Financial Services - 1.2%
JPMorgan Chase & Co.	21,770	894,312
Property & Casualty Insurance - 1.8%
ACE, Ltd.	10,000	792,300
Chubb Corp.	8,039	618,923

		1,411,223
Retail REIT’s - 0.9%
Simon Property Group, Inc. (1)	4,431	674,088
Specialized Finance - 0.7%
NYSE Euronext	21,492	501,838
Specialized REIT’s - 1.6%
American Tower Corp.	5,140	385,140
Public Storage	6,189	870,421

		1,255,561

Total Financials		10,667,254

Healthcare - 13.1%

Healthcare Distributors - 1.1%
Cardinal Health, Inc.	20,601	833,310
Healthcare Equipment - 1.4%
Baxter International, Inc.	7,166	474,891
Medtronic, Inc.	14,939	629,081

		1,103,972
Managed Healthcare - 0.9%
UnitedHealth Group, Inc.	12,909	702,121
Pharmaceuticals - 9.7%
Bristol-Myers Squibb Co. (1)	31,467	1,026,768
Eli Lilly & Co. (1)	25,109	1,231,345
Johnson & Johnson (1)	19,203	1,339,025

Merck & Co., Inc.	42,375	1,877,213
Pfizer, Inc.	77,492	1,938,850

		7,413,201

Total Healthcare		10,052,604

Industrials - 9.4%

Aerospace & Defense - 2.4%
General Dynamics Corp. (1)	4,555	302,907
Honeywell International, Inc.	8,948	548,781
Lockheed Martin Corp.	10,619	990,753

		1,842,441
Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B	11,226	820,733
Environmental & Facilities Services - 0.5%
Waste Management, Inc. (1)	10,627	346,121
Industrial Conglomerates - 2.9%
General Electric Co. (1)	106,884	2,258,459
Industrial Machinery - 1.2%
Eaton Corp. (1)	18,355	957,397
Office Services & Supplies - 0.5%
Pitney Bowes, Inc. (1)	32,000	358,080
Railroads - 0.8%
Norfolk Southern Corp.	10,495	633,688

Total Industrials		7,216,919

Information Technology - 6.1%

Communications Equipment - 0.7%
Cisco Systems, Inc.	27,108	512,612
Computer Hardware - 0.9%
Apple, Inc.	1,234	722,236
Consulting & Other Services - 0.6%
Accenture PLC, Class A (1)	6,216	422,191
Data Processing & Outsourced Services - 0.5%
Western Union Co.	29,450	371,365
Semiconductor Equipment - 1.1%
KLA-Tencor Corp. (1)	18,757	852,881
Semiconductors - 1.5%
Intel Corp. (1)	58,362	1,142,144
Systems Software - 0.8%
Microsoft Corp.	23,212	617,903

Total Information Technology		4,641,332

Materials - 3.9%

Diversified Chemicals - 2.3%
Eastman Chemical Co.	15,263	928,753
PPG Industries, Inc. (1)	6,906	858,209

		1,786,962
Diversified Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc. (1)	17,606	686,810
Specialty Chemicals - 0.7%
LyondellBasell Industries NV	10,530	523,657

Total Materials		2,997,429

Telecommunication Services - 6.4%

Integrated Telecommunication Services - 6.4%
AT&T, Inc. (1)	67,281	2,296,301
CenturyLink, Inc.	39,819	1,546,570
Verizon Communications, Inc. (1)	24,246	1,069,733

Total Telecommunication Services		4,912,604

Utilities - 8.4%

Electric Utilities - 4.4%
American Electric Power Co., Inc. (1)	24,017	1,024,325
FirstEnergy Corp. (1)	15,533	659,531
Pepco Holdings, Inc.	44,168	871,876
PPL Corp.	26,541	778,979

		3,334,711
Gas Utilities - 0.5%
ONEOK, Inc. (1)	9,221	413,746
Multi-Utilities - 3.5%
CenterPoint Energy, Inc. (1)	36,270	715,607
CMS Energy Corp. (1)	47,192	1,152,900
DTE Energy Co. (1)	13,670	828,129

		2,696,636

Total Utilities		6,445,093

Total Common Stocks (identified cost $69,617,073)		74,167,712

Short-Term Investments - 38.2%

Collateral Pool Investments for Securities on Loan - 35.3%
Collateral pool allocation (12)		27,077,735

Mutual Funds - 2.9%
BMO Prime Money Market Fund, Class I, 0.129% (10)	2,206,976	2,206,976

Total Short-Term Investments (identified cost $29,284,711)		29,284,711

Total Investments - 135.1% (identified cost $98,901,784)		103,452,423
Other Assets and Liabilities - (35.1)%		(26,904,003)

Total Net Assets - 100.0%		$76,548,420

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares	Value
Common Stocks - 95.4%

Consumer Discretionary - 13.0%

Apparel Retail - 2.2%
Gap, Inc. (1)	54,418	$1,875,244
TJX Cos., Inc.	66,466	2,947,103

		4,822,347
Broadcasting - 1.8%
Scripps Networks Interactive, Inc., Class A (1)	67,398	3,979,178
Cable & Satellite - 5.0%
Comcast Corp., Class A (1)	145,719	5,417,833
DIRECTV Group, Inc., Class A (1) (2)	20,112	999,566
Time Warner Cable, Inc.	46,908	4,451,100

		10,868,499
Homebuilding - 1.6%
Pulte Group, Inc. (1) (2)	201,938	3,394,578
Hotels, Resorts & Cruise Lines - 0.6%
Wyndham Worldwide Corp.	28,074	1,378,152
Internet Retail - 1.8%
Expedia, Inc. (1)	62,328	3,855,610

Total Consumer Discretionary		28,298,364

Consumer Staples - 9.4%

Distillers & Vintners - 1.7%
Diageo PLC, ADR (1)	31,047	3,712,290
Drug Retail - 0.3%
CVS Caremark Corp. (1)	16,101	748,857
Food Retail - 0.7%
Whole Foods Market, Inc. (1)	15,636	1,459,777
Household Products - 1.9%
Church & Dwight Co., Inc. (1)	49,927	2,703,547
Colgate-Palmolive Co. (1)	13,017	1,412,345

		4,115,892
Soft Drinks - 1.3%
Coca-Cola Co.	76,274	2,892,310
Tobacco - 3.5%
Philip Morris International, Inc.	83,930	7,543,628

Total Consumer Staples		20,472,754
Energy - 1.9%

Integrated Oil & Gas - 1.6%
Exxon Mobil Corp.	40,585	3,577,162
Oil & Gas-Equipment & Services - 0.3%
Helix Energy Solutions Group, Inc. (1) (2)	38,668	677,077

Total Energy		4,254,239
Financials - 7.1%

Asset Management & Custody Banks - 1.4%
Affiliated Managers Group, Inc. (1) (2)	24,291	3,130,381
Consumer Finance - 0.2%
Discover Financial Services	10,505	437,113

Life & Health Insurance - 1.7%
Aflac, Inc. (1)	69,740	3,695,523
Property & Casualty Insurance - 0.4%
Allied World Assurance Co. Holdings AG	9,553	775,417
Regional Banks - 1.0%
Signature Bank/New York (1) (2)	31,658	2,221,125
Specialized REIT’s - 2.4%
American Tower Corp.	42,651	3,195,839
Extra Space Storage, Inc.	61,091	2,147,349

		5,343,188

Total Financials		15,602,747

Healthcare - 13.5%

Biotechnology - 6.7%
Alexion Pharmaceuticals, Inc. (1) (2)	7,588	728,600
Amgen, Inc. (1)	58,449	5,190,271
Biogen Idec, Inc. (1) (2)	23,054	3,437,121
Celgene Corp. (2)	26,261	2,063,852
Gilead Sciences, Inc. (1) (2)	41,456	3,109,200

		14,529,044
Healthcare Equipment - 2.5%
Hologic, Inc. (1) (2)	176,094	3,359,874
ResMed, Inc. (1)	53,983	2,218,161

		5,578,035
Pharmaceuticals - 4.3%
Abbott Laboratories	37,417	2,432,105
Forest Laboratories, Inc. (1) (2)	98,102	3,478,697
Merck & Co., Inc.	24,053	1,065,548
Watson Pharmaceuticals, Inc. (2)	27,691	2,437,085

		9,413,435

Total Healthcare		29,520,514

Industrials - 11.3%

Aerospace & Defense - 1.3%
TransDigm Group, Inc. (1)	20,985	2,854,380
Construction & Farm Machinery & Heavy Trucks - 1.6%
Wabtec Corp. (1)	41,024	3,471,451
Electrical Components & Equipment - 3.0%
AMETEK, Inc.	63,542	2,372,023
Roper Industries, Inc. (1)	37,158	4,144,231

		6,516,254
Railroads - 2.3%
Union Pacific Corp.	40,982	5,031,770
Research & Consulting Services - 3.1%
Equifax, Inc. (1)	74,758	3,830,600
Verisk Analytics, Inc., Class A (1) (2)	58,136	2,897,498

		6,728,098

Total Industrials		24,601,953

Information Technology - 31.2%

Application Software - 1.5%
Synopsys, Inc. (1) (2)	97,014	3,182,059
Communications Equipment - 3.4%
Cisco Systems, Inc.	207,815	3,929,782
QUALCOMM, Inc.	53,326	3,392,600

		7,322,382
Computer Hardware - 5.0%
Apple, Inc.	18,620	10,897,913

Computer Storage & Peripherals - 0.4%
EMC Corp. (1) (2)	31,951	793,024
Consulting & Other Services - 1.0%
Cognizant Technology Solutions Corp., Class A (2)	9,027	606,885
International Business Machines Corp. (1)	7,099	1,349,307
Teradata Corp. (2)	5,726	340,583

		2,296,775
Data Processing & Outsourced Services - 5.0%
Alliance Data Systems Corp. (1) (2)	29,113	4,148,311
MasterCard, Inc., Class A	1,513	739,373
Visa, Inc., Class A (1)	40,533	6,068,196

		10,955,880

Internet Software & Services - 6.6%
eBay, Inc. (2)	29,974	1,583,227
Google, Inc., Class A (1) (2)	12,526	8,747,783
IAC/InterActiveCorp	76,684	3,615,650
VeriSign, Inc. (1) (2)	15,117	515,943

		14,462,603
Semiconductor Equipment - 1.4%
KLA-Tencor Corp. (1)	67,468	3,067,770
Semiconductors - 1.3%
Nvidia Corp. (1)	234,635	2,810,927
Systems Software - 5.6%
Microsoft Corp.	199,615	5,313,751
Oracle Corp. (1)	149,587	4,801,743
Red Hat, Inc. (1) (2)	42,101	2,079,789

		12,195,283

Total Information Technology		67,984,616

Materials - 3.0%

Diversified Chemicals - 1.2%
Eastman Chemical Co.	28,450	1,731,183
Westlake Chemical Corp.	11,951	865,372

		2,596,555
Fertilizers & Agricultural Chemicals - 1.8%
CF Industries Holdings, Inc.	18,244	3,904,763

Total Materials		6,501,318

Telecommunication Services - 5.0%

Integrated Telecommunication Services - 2.8%
Verizon Communications, Inc. (1)	137,306	6,057,941
Wireless Telecommunication Services - 2.2%
Crown Castle International Corp. (1) (2)	23,875	1,612,040
SBA Communications Corp. (1) (2)	48,676	3,349,882

		4,961,922

Total Telecommunication Services		11,019,863

Total Common Stocks (identified cost $184,887,376)		208,256,368

Short-Term Investments - 45.5%

Collateral Pool Investments for Securities on Loan - 44.3%
Collateral pool allocation (12)		96,580,190
Mutual Funds - 1.2%
BMO Prime Money Market Fund, Class I, 0.129% (10)	2,605,589	2,605,589

Total Short-Term Investments (identified cost $99,185,779)		99,185,779

Total Investments - 140.9% (identified cost $284,073,155)		307,442,147
Other Assets and Liabilities - (40.9)%		(89,215,517)

Total Net Assets - 100.0%		$218,226,630

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares	Value
Common Stocks - 96.7%

Consumer Discretionary - 13.3%

Advertising - 1.9%
Interpublic Group of Cos., Inc.	398,500	$4,311,770
Auto Parts & Equipment - 1.9%
Visteon Corp. (2)	86,500	4,333,650
Automotive Retail - 1.8%
Advance Auto Parts, Inc.	57,700	4,220,755
Cable & Satellite - 1.3%
Liberty Global, Inc. (1) (2)	54,456	3,051,714
Catalog Retail - 1.8%
Liberty Interactive Corp. (1) (2)	220,300	4,251,790
Department Stores - 1.9%
Kohl’s Corp.	100,400	4,482,860
Leisure Products - 1.0%
Mattel, Inc.	62,400	2,340,624
Specialty Stores - 1.7%
Staples, Inc. (1)	334,300	3,911,310

Total Consumer Discretionary		30,904,473

Consumer Staples - 5.4%

Agricultural Products - 1.5%
Darling International, Inc. (1) (2)	207,200	3,495,464
Food Retail - 2.7%
Kroger Co. (1)	138,900	3,644,736
Safeway, Inc. (1)	144,300	2,468,973

		6,113,709
Packaged Foods & Meats - 1.2%
ConAgra Foods, Inc.	94,800	2,830,728

Total Consumer Staples		12,439,901

Energy - 9.1%

Oil & Gas-Equipment & Services - 2.8%
Oil States International, Inc. (2)	46,900	3,316,768
Tidewater, Inc.	72,400	3,247,864

		6,564,632
Oil & Gas-Exploration & Production - 6.3%
Cimarex Energy Co. (1)	66,000	3,967,920
EQT Corp. (1)	56,300	3,381,378
Noble Energy, Inc. (1)	35,300	3,450,575
QEP Resources, Inc. (1)	133,950	3,766,674

		14,566,547

Total Energy		21,131,179

Financials - 21.9%

Asset Management & Custody Banks - 3.4%
Ameriprise Financial, Inc.	56,700	3,439,989
Invesco, Ltd.	176,500	4,410,735

		7,850,724
Consumer Finance - 2.5%
Discover Financial Services	137,000	5,700,570

Diversified Banks - 1.3%
Comerica, Inc.	104,900	3,103,991
Investment Banking & Brokerage - 1.0%
TD Ameritrade Holding Corp. (1)	144,200	2,336,040
Property & Casualty Insurance - 1.4%
Axis Capital Holdings, Ltd. (1)	90,400	3,251,688
Regional Banks - 4.8%
East West Bancorp, Inc. (1)	163,900	3,466,485
Fifth Third Bancorp (1)	344,110	5,037,770
First Niagara Financial Group, Inc. (1)	352,300	2,656,342

		11,160,597
Reinsurance - 2.8%
PartnerRe, Ltd. (1)	42,700	3,538,976
Reinsurance Group of America, Inc.	59,800	3,061,760

		6,600,736
Retail REIT’s - 1.7%
Macerich Co. (1)	68,400	3,864,600
Specialized REIT’s - 1.8%
Sovran Self Storage, Inc. (1)	67,800	4,189,362
Thrifts & Mortgage Finance - 1.2%
Nationstar Mortgage Holdings, Inc. (1) (2)	90,900	2,783,358

Total Financials		50,841,666

Healthcare - 8.4%

Healthcare Distributors - 2.3%
AmerisourceBergen Corp. (1)	124,900	5,273,278
Healthcare Services - 1.8%
DaVita HealthCare Partners, Inc. (1) (2)	38,990	4,210,920
Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific, Inc.	74,100	4,709,055
Managed Healthcare - 2.3%
Cigna Corp.	102,900	5,378,583

Total Healthcare		19,571,836

Industrials - 12.3%

Aerospace & Defense - 2.6%
L-3 Communications Holdings, Inc. (1)	48,900	3,757,965
Spirit Aerosystems Holdings, Inc., Class A (2)	150,100	2,364,075

		6,122,040
Construction & Engineering - 2.4%
Fluor Corp.	62,300	3,306,884
Jacobs Engineering Group, Inc. (1) (2)	52,500	2,149,350

		5,456,234
Environmental & Facilities Services - 1.7%
Republic Services, Inc. (1)	136,500	3,886,155
Human Resource & Employment Services - 1.3%
Manpower, Inc.	79,500	3,055,980
Industrial Machinery - 4.3%
Dover Corp.	48,300	3,071,397
Eaton Corp. (1)	61,800	3,223,488
Xylem, Inc. (1)	140,850	3,674,777

		9,969,662

Total Industrials		28,490,071

Information Technology - 12.3%

Communications Equipment - 1.9%
InterDigital, Inc. (1)	104,780	4,472,010

Computer Storage & Peripherals - 3.5%
Lexmark International, Inc., Class A	138,200	3,362,406
NetApp, Inc. (1) (2)	98,600	3,126,606
Seagate Technology PLC (1)	70,900	1,779,590

		8,268,602
Consulting & Other Services - 1.8%
Amdocs, Ltd.	125,800	4,209,268
Data Processing & Outsourced Services - 1.0%
Western Union Co.	187,800	2,368,158
Home Entertainment Software - 1.5%
Electronic Arts, Inc. (1) (2)	231,000	3,421,110
Office Electronics - 1.2%
Xerox Corp. (1)	400,200	2,725,362
Technology Distributors - 1.4%
Ingram Micro, Inc. (2)	198,100	3,209,220

Total Information Technology		28,673,730

Materials - 6.6%

Metal & Glass Containers - 1.6%
Ball Corp.	81,800	3,655,642
Paper Products - 1.7%
International Paper Co.	104,400	3,877,416
Specialty Chemicals - 1.8%
W.R. Grace & Co. (1) (2)	63,400	4,150,798
Steel - 1.5%
Reliance Steel & Aluminum Co.	63,000	3,553,200

Total Materials		15,237,056

Telecommunication Services - 1.5%

Integrated Telecommunication Services - 1.5%
CenturyLink, Inc.	89,246	3,466,315

Utilities - 5.9%

Electric Utilities - 3.3%
Edison International (1)	96,400	4,384,272
Great Plains Energy, Inc.	159,800	3,235,950

		7,620,222
Multi-Utilities - 2.6%
CMS Energy Corp. (1)	147,200	3,596,096
Sempra Energy (1)	34,800	2,381,016

		5,977,112

Total Utilities		13,597,334

Total Common Stocks (identified cost $181,180,462)		224,353,561

Short-Term Investments - 46.9%

Collateral Pool Investments for Securities on Loan - 44.5%
Collateral pool allocation (12)		103,422,907

Mutual Funds - 2.4%
BMO Prime Money Market Fund, Class I, 0.129% (10)	5,463,511	5,463,511

Total Short-Term Investments (identified cost $108,886,418)		108,886,418

Total Investments - 143.6% (identified cost $290,066,880)		333,239,979
Other Assets and Liabilities - (43.6)%		(101,216,540)

Total Net Assets - 100.0%		$232,023,439

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Warrants	Value
Common Stocks - 97.4%

Consumer Discretionary - 18.6%

Apparel Retail - 0.9%
Urban Outfitters, Inc. (1) (2)	52,800	$1,990,560
Apparel, Accessories & Luxury Goods - 3.4%
Coach, Inc.	34,200	1,978,128
PVH Corp. (1)	27,770	3,182,164
VF Corp.	17,900	2,873,129

		8,033,421
Automotive Retail - 0.8%
O’Reilly Automotive, Inc. (1) (2)	20,670	1,944,634
Broadcasting - 1.2%
Discovery Communications, Inc., Class A (1) (2)	48,200	2,911,762
Casinos & Gaming - 0.5%
MGM Resorts International (1) (2)	106,800	1,084,020
Department Stores - 2.1%
Macy’s, Inc.	72,500	2,805,750
Nordstrom, Inc.	38,100	2,060,829

		4,866,579
Distributors - 1.0%
LKQ Corp. (1) (2)	104,900	2,299,408
General Merchandise Stores - 1.1%
Dollar Tree, Inc. (2)	59,100	2,466,834
Hotels, Resorts & Cruise Lines - 2.5%
Marriott International, Inc., Class A (1)	74,200	2,692,718
Wyndham Worldwide Corp.	65,700	3,225,213

		5,917,931
Leisure Facilities - 0.6%
Life Time Fitness, Inc. (1) (2)	32,000	1,505,920
Movies & Entertainment - 1.9%
Lions Gate Entertainment Corp. (1) (2)	268,900	4,404,582
Restaurants - 1.3%
Dunkin’ Brands Group, Inc. (1)	94,560	3,008,899
Specialty Stores - 1.3%
Dick’s Sporting Goods, Inc.	55,500	2,914,305

Total Consumer Discretionary		43,348,855

Consumer Staples - 1.8%

Packaged Foods & Meats - 0.9%
Hershey Co. (1)	26,600	1,948,982
Soft Drinks - 0.9%
Fomento Economico Mexicano, SAB de C.V., ADR (1)	21,900	2,147,952

Total Consumer Staples		4,096,934

Energy - 12.0%

Oil & Gas-Drilling - 4.9%
Unit Corp. (1) (2)	256,500	11,521,980
Oil & Gas-Exploration & Production - 7.1%
Advantage Oil & Gas, Ltd. (2)	564,400	1,885,096

Gulfport Energy Corp. (1) (2)	191,085	7,268,873
PDC Energy, Inc. (1) (2)	202,600	7,269,288

		16,423,257

Total Energy		27,945,237

Financials - 8.6%

Asset Management & Custody Banks - 4.9%
American Capital, Ltd. (2)	809,761	9,700,937
Ameriprise Financial, Inc.	29,200	1,771,564

		11,472,501
Real Estate Services - 0.6%
Jones Lang LaSalle, Inc. (1)	16,000	1,312,160
Residential REIT’s - 1.0%
American Campus Communities, Inc.	53,175	2,329,065
Specialized REIT’s - 2.1%
American Tower Corp.	23,100	1,730,883
Host Hotels & Resorts, Inc. (1)	108,900	1,599,741
Pebblebrook Hotel Trust (1)	75,500	1,574,175

		4,904,799

Total Financials		20,018,525

Healthcare - 13.3%

Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (1) (2)	31,300	3,005,426
Healthcare Equipment - 0.8%
Edwards Lifesciences Corp. (1) (2)	22,475	1,950,156
Healthcare Facilities - 0.7%
HealthSouth Corp. (1) (2)	70,000	1,539,300
Healthcare Services - 2.6%
Catamaran Corp. (2)	63,000	3,067,470
MEDNAX, Inc. (1) (2)	38,300	3,025,700

		6,093,170
Healthcare Technology - 1.5%
Cerner Corp. (1) (2)	44,800	3,459,456
Life Sciences Tools & Services - 1.9%
Mettler-Toledo International, Inc. (1) (2)	10,800	2,020,572
PerkinElmer, Inc. (1)	76,200	2,411,730

		4,432,302
Pharmaceuticals - 4.5%
Mylan, Inc. (1) (2)	101,400	2,756,052
Shire PLC, ADR	18,900	1,637,307
Valeant Pharmaceuticals International, Inc. (1) (2)	58,733	3,246,760
Watson Pharmaceuticals, Inc. (1) (2)	33,700	2,965,937

		10,606,056

Total Healthcare		31,085,866

Industrials - 21.3%

Aerospace & Defense - 1.6%
Triumph Group, Inc.	57,900	3,798,819
Construction & Engineering - 1.6%
Chicago Bridge & Iron Co. NV	51,900	2,108,697
Fluor Corp.	31,200	1,656,096

		3,764,793
Electrical Components & Equipment - 2.9%
AMETEK, Inc.	74,925	2,796,950
Rockwell Automation, Inc. (1)	17,000	1,347,080
Roper Industries, Inc. (1)	23,800	2,654,414

		6,798,444

Environmental & Facilities Services - 0.8%
Clean Harbors, Inc. (1) (2)	32,300	1,850,144
Industrial Conglomerates - 0.8%
Tyco International, Ltd.	62,100	1,761,777
Industrial Machinery - 2.6%
IDEX Corp. (1)	44,900	2,018,255
Snap-on, Inc. (1)	33,500	2,661,240
Timken Co.	30,300	1,365,015

		6,044,510
Railroads - 1.1%
Kansas City Southern	31,750	2,481,263
Research & Consulting Services - 5.3%
Acacia Research Corp. (2)	316,700	7,040,241
Nielsen Holdings NV (1) (2)	60,000	1,699,200
Verisk Analytics, Inc., Class A (1) (2)	72,600	3,618,384

		12,357,825
Security & Alarm Services - 0.8%
ADT Corp. (2)	41,350	1,897,965
Trading Companies & Distributors - 1.7%
MSC Industrial Direct Co., Inc., Class A (1)	21,000	1,525,860
United Rentals, Inc. (1) (2)	59,200	2,458,576

		3,984,436
Trucking - 2.1%
Hertz Global Holdings, Inc. (1) (2)	194,000	3,034,160
J.B. Hunt Transport Services, Inc. (1)	32,900	1,955,905

		4,990,065

Total Industrials		49,730,041

Information Technology - 18.0%

Application Software - 4.6%
Ebix, Inc. (1)	470,600	7,910,786
Intuit, Inc. (1)	47,600	2,851,716

		10,762,502
Communications Equipment - 0.7%
Riverbed Technology, Inc. (1) (2)	94,900	1,698,710
Consulting & Other Services - 1.8%
Cognizant Technology Solutions Corp., Class A (2)	33,100	2,225,313
Teradata Corp. (1) (2)	32,000	1,903,360

		4,128,673
Data Processing & Outsourced Services - 5.4%
Alliance Data Systems Corp. (1) (2)	20,600	2,935,294
FleetCor Technologies, Inc. (1) (2)	53,100	2,771,289
Total System Services, Inc.	120,900	2,653,755
Vantiv, Inc., Class A (1) (2)	95,800	2,075,986
VeriFone Systems, Inc. (1) (2)	74,300	2,257,977

		12,694,301
Electronic Components - 1.3%
Amphenol Corp., Class A	47,300	2,928,816
Internet Software & Services - 1.0%
Rackspace Hosting, Inc. (1) (2)	32,800	2,267,136
Semiconductor Equipment - 0.6%
ASML Holding NV (1)	22,484	1,406,824
Semiconductors - 0.9%
Broadcom Corp., Class A (2)	64,500	2,088,510
Systems Software - 1.7%
Check Point Software Technologies, Ltd. (1) (2)	51,100	2,359,287

Red Hat, Inc. (1) (2)	34,900	1,724,060

		4,083,347

Total Information Technology		42,058,819

Materials - 2.4%

Diversified Chemicals - 0.9%
FMC Corp.	37,200	2,063,112
Specialty Chemicals - 0.5%
Celanese Corp.	29,500	1,210,680
Steel - 1.0%
Carpenter Technology Corp. (1)	50,200	2,432,692

Total Materials		5,706,484

Telecommunication Services - 1.4%

Wireless Telecommunication Services - 1.4%
Crown Castle International Corp. (1) (2)	47,500	3,207,200

Total Common Stocks (identified cost $170,148,058)		227,197,961

Warrants - 0.0%
Magnum Hunter Resource Corp., Exercise Price: $10.50, 10/14/2013 (1) (2)	38,880	—

Total Warrants (identified cost $0)		—

Short-Term Investments - 50.2%

Collateral Pool Investments for Securities on Loan - 48.3%
Collateral pool allocation (12)		112,584,096

Mutual Funds - 1.9%
BMO Prime Money Market Fund, Class I, 0.129% (10)	4,336,464	4,336,464

Total Short-Term Investments (identified cost $116,920,560)		116,920,560

Total Investments - 147.6% (identified cost $287,068,618)		344,118,521
Other Assets and Liabilities - (47.6)%		(110,969,921)

Total Net Assets - 100.0%		$233,148,600

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares	Value
Common Stocks - 87.8%

Consumer Discretionary - 10.9%

Apparel Retail - 0.7%
The Finish Line, Inc., Class A	12,000	$247,560
Apparel, Accessories & Luxury Goods - 1.0%
The Warnaco Group, Inc. (2)	4,700	337,883
Broadcasting - 1.7%
Sinclair Broadcast Group, Inc., Class A	53,900	594,517
Department Stores - 1.5%
Dillard’s, Inc., Class A (1)	5,600	497,896
Home Improvement Retail - 1.3%
Tile Shop Holdings, Inc. (1) (2)	29,400	460,698
Household Appliances - 0.9%
Helen of Troy, Ltd. (1) (2)	10,500	324,030
Leisure Products - 0.9%
JAKKS Pacific, Inc.	23,500	293,280
Publishing - 1.9%
Valassis Communications, Inc. (1) (2)	24,900	646,902
Restaurants - 1.0%
Bob Evans Farms, Inc. (1)	9,220	347,502

Total Consumer Discretionary		3,750,268

Consumer Staples - 1.4%

Agricultural Products - 1.4%
Darling International, Inc. (1) (2)	28,300	477,421

Energy - 6.3%

Coal & Consumable Fuels - 1.1%
Cloud Peak Energy, Inc. (1) (2)	20,500	388,885
Oil & Gas-Drilling - 1.2%
Atwood Oceanics, Inc. (1) (2)	8,800	404,800
Oil & Gas-Equipment & Services - 3.0%
Gulfmark Offshore, Inc., Class A (1) (2)	11,300	354,142
Helix Energy Solutions Group, Inc. (1) (2)	23,500	411,485
Matrix Service Co. (1) (2)	22,770	249,787

		1,015,414
Oil & Gas-Exploration & Production - 1.0%
Bill Barrett Corp. (1) (2)	12,110	210,472
Forest Oil Corp. (1) (2)	22,700	144,599

		355,071

Total Energy		2,164,170

Financials - 25.2%

Asset Management & Custody Banks - 2.3%
Fifth Street Finance Corp. (1)	29,000	312,620
Walter Investment Management Corp. (2)	11,348	479,794

		792,414
Consumer Finance - 1.2%
Nelnet, Inc., Class A	13,900	397,401

Diversified Capital Markets - 2.8%
Encore Capital Group, Inc. (1) (2)	22,500	598,050
HFF, Inc., Class A (1) (2)	23,700	351,471

		949,521
Life & Health Insurance - 1.2%
American Equity Investment Life Holding Co.	34,700	400,091
Office REIT’s - 1.3%
CoreSite Realty Corp. (1)	17,000	435,200
Property & Casualty Insurance - 0.8%
Tower Group, Inc.	17,300	292,370
Regional Banks - 6.4%
BBCN Bancorp, Inc. (1)	36,100	410,818
Cathay General Bancorp	26,800	479,720
Hancock Holding Co.	12,300	386,466
SCBT Financial Corp. (1)	11,710	453,762
Susquehanna Bancshares, Inc. (1)	47,360	486,861

		2,217,627
Reinsurance - 3.7%
Enstar Group, Ltd. (1) (2)	4,600	471,086
Maiden Holdings, Ltd.	47,200	423,856
Montpelier Re Holdings, Ltd. (1)	17,900	391,831

		1,286,773
Specialized REIT’s - 2.5%
LaSalle Hotel Properties	17,200	414,692
Sovran Self Storage, Inc. (1)	7,300	451,067

		865,759
Thrifts & Mortgage Finance - 3.0%
Nationstar Mortgage Holdings, Inc. (1) (2)	10,800	330,696
Ocwen Financial Corp. (1) (2)	19,800	710,028

		1,040,724

Total Financials		8,677,880

Healthcare - 7.2%

Healthcare Services - 1.5%
BioScrip, Inc. (1) (2)	50,900	524,270
Healthcare Technology - 1.9%
MedAssets, Inc. (2)	39,400	634,340
Life Sciences Tools & Services - 2.4%
Bio-Rad Laboratories, Inc., Class A (2)	4,000	417,960
PAREXEL International Corp. (1) (2)	12,800	413,312

		831,272
Pharmaceuticals - 1.4%
Impax Laboratories, Inc. (1) (2)	23,300	473,922

Total Healthcare		2,463,804

Industrials - 14.0%

Aerospace & Defense - 1.3%
Moog, Inc., Class A (1) (2)	12,200	448,472
Commercial Printing - 1.1%
Deluxe Corp. (1)	13,100	377,280
Construction & Engineering - 2.5%
Aegion Corp. (1) (2)	18,800	387,656
EMCOR Group, Inc. (1)	14,100	463,185

		850,841
Electrical Components & Equipment - 1.8%
Belden, Inc.	8,800	331,584
Brady Corp., Class A (1)	8,600	274,684

		606,268

Industrial Machinery - 3.5%
Altra Holdings, Inc.	18,500	347,985
Kaydon Corp.	11,200	257,936
LB Foster Co., Class A	14,850	615,533

		1,221,454
Office Services & Supplies - 1.4%
Sykes Enterprises, Inc. (1) (2)	32,600	477,916
Research & Consulting Services - 1.5%
FTI Consulting, Inc. (1) (2)	16,520	510,633
Trading Companies & Distributors - 0.9%
Rush Enterprises, Inc., Class A (1) (2)	16,800	321,720

Total Industrials		4,814,584

Information Technology - 12.9%

Communications Equipment - 1.9%
InterDigital, Inc. (1)	15,230	650,016
Computer Storage & Peripherals - 1.7%
Immersion Corp. (2)	22,600	148,482
Lexmark International, Inc., Class A	18,300	445,239

		593,721
Data Processing & Outsourced Services - 3.2%
CSG Systems International, Inc. (2)	21,400	397,612
MoneyGram International, Inc. (2)	25,200	302,652
NeuStar, Inc., Class A (1) (2)	9,400	377,880

		1,078,144
Home Entertainment Software - 1.3%
Electronic Arts, Inc. (1) (2)	31,000	459,110
Internet Software & Services - 0.7%
EarthLink, Inc.	34,100	225,060
Semiconductor Equipment - 1.2%
Tessera Technologies, Inc. (1)	25,000	406,250
Semiconductors - 0.8%
Lattice Semiconductor Corp. (1) (2)	71,600	283,536
Technology Distributors - 2.1%
Ingram Micro, Inc. (2)	21,700	351,540
SYNNEX Corp. (1) (2)	11,350	374,777

		726,317

Total Information Technology		4,422,154

Materials - 7.7%

Paper Packaging - 1.7%
Graphic Packaging Holding Co. (1) (2)	88,500	574,365
Paper Products - 1.3%
KapStone Paper and Packaging Corp. (2)	20,800	455,936
Specialty Chemicals - 3.0%
Innophos Holdings, Inc.	8,800	421,608
W.R. Grace & Co. (1) (2)	9,000	589,230

		1,010,838
Steel - 1.7%
Metals USA Holdings Corp.	38,190	597,292

Total Materials		2,638,431

Utilities - 2.2%

Electric Utilities - 2.2%
Great Plains Energy, Inc.	17,310	350,527
Portland General Electric Co.	15,600	421,668

Total Utilities		772,195

Total Common Stocks (identified cost $27,596,074)		30,180,907

Exchange Traded Fund - 3.3%
iShares Russell 2000 Value Index Fund, 2.040% (1)	15,650	1,145,580

Total Exchange Traded Funds (identified cost $1,199,274)		1,145,580

Short-Term Investments - 45.3%

Collateral Pool Investments for Securities on Loan - 39.9%
Collateral pool allocation (12)		13,696,401

Mutual Funds - 5.4%
BMO Prime Money Market Fund, Class I, 0.129% (10)	1,872,335	1,872,335

Total Short-Term Investments (identified cost $15,568,736)		15,568,736

Total Investments - 136.4% (identified cost $44,364,084)		46,895,223
Other Assets and Liabilities - (36.4)%		(12,515,196)

Total Net Assets - 100.0%		$34,380,027

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Warrants	Value
Common Stocks - 96.0%

Consumer Discretionary - 14.5%

Apparel Retail - 0.8%
Chico’s FAS, Inc.	255,200	$4,759,480
Apparel, Accessories & Luxury Goods - 0.9%
Tumi Holdings, Inc. (1) (2)	232,100	5,215,287
Auto Parts & Equipment - 0.5%
Dana Holding Corp. (1)	205,650	2,916,117
Automotive Retail - 2.4%
Lithia Motors, Inc., Class A (1)	181,300	6,486,914
Sonic Automotive, Inc., Class A	348,000	6,869,520

		13,356,434
Broadcasting - 0.6%
Sinclair Broadcast Group, Inc., Class A	301,000	3,320,030
Home Improvement Retail - 1.1%
Tile Shop Holdings, Inc. (1) (2)	387,800	6,076,826
Internet Retail - 1.8%
Blue Nile, Inc. (1) (2)	95,700	3,764,838
HomeAway, Inc. (1) (2)	323,500	6,625,280

		10,390,118
Leisure Products - 1.8%
Arctic Cat, Inc. (1) (2)	273,800	10,303,094
Movies & Entertainment - 3.2%
Lions Gate Entertainment Corp. (1) (2)	1,108,100	18,150,678
Restaurants - 1.4%
Biglari Holdings, Inc. (2)	22,480	8,170,356

Total Consumer Discretionary		82,658,420

Energy - 12.3%

Oil & Gas-Drilling - 4.8%
Unit Corp. (1) (2)	610,200	27,410,184
Oil & Gas-Exploration & Production - 7.5%
Advantage Oil & Gas, Ltd. (1) (2)	1,374,200	4,589,828
Gulfport Energy Corp. (1) (2)	463,900	17,646,756
Lone Pine Resources, Inc. (2)	1,111,800	1,178,508
PDC Energy, Inc. (1) (2)	543,110	19,486,787

		42,901,879

Total Energy		70,312,063

Financials - 13.0%

Asset Management & Custody Banks - 9.6%
American Capital, Ltd. (2)	2,131,300	25,532,974
ICG Group, Inc. (1) (2)	1,108,100	12,355,315
Safeguard Scientifics, Inc. (1) (2) (10)	1,220,400	17,244,252

		55,132,541
Multi-Sector Holdings - 1.0%
Pico Holdings, Inc. (2)	312,400	5,654,440
Specialized REIT’s - 2.4%
LaSalle Hotel Properties	267,500	6,449,425

Sabra Health Care, Inc. (1)	114,100	2,475,970
Summit Hotel Properties, Inc.	528,400	4,639,352

		13,564,747

Total Financials		74,351,728

Healthcare - 15.4%

Healthcare Equipment - 4.2%
ABIOMED, Inc. (1) (2)	238,500	3,183,975
DexCom, Inc. (1) (2)	412,000	5,388,960
Insulet Corp. (1) (2)	194,700	4,273,665
NxStage Medical, Inc. (1) (2)	229,180	2,754,743
Thoratec Corp. (2)	127,000	4,724,400
Volcano Corp. (1) (2)	128,800	3,511,088

		23,836,831
Healthcare Facilities - 2.1%
Acadia Healthcare Co., Inc. (1) (2)	173,700	3,986,415
Emeritus Corp. (1) (2)	193,900	4,386,018
HealthSouth Corp. (1) (2)	173,700	3,819,663

		12,192,096
Healthcare Services - 2.4%
Catamaran Corp. (1) (2)	63,800	3,106,422
HMS Holdings Corp. (1) (2)	136,300	3,158,071
MEDNAX, Inc. (1) (2)	90,400	7,141,600

		13,406,093
Healthcare Supplies - 0.6%
OraSure Technologies, Inc. (1) (2)	424,800	3,270,960
Life Sciences Tools & Services - 2.1%
ICON PLC ADR (1) (2)	182,900	5,046,211
PAREXEL International Corp. (1) (2)	214,200	6,916,518

		11,962,729
Managed Healthcare - 0.8%
Centene Corp. (1) (2)	104,200	4,575,422
Pharmaceuticals - 3.2%
Akorn, Inc. (1) (2)	505,255	6,815,890
Jazz Pharmaceuticals PLC (1) (2)	154,000	8,297,520
Salix Pharmaceuticals, Ltd. (1) (2)	73,500	3,149,475

		18,262,885

Total Healthcare		87,507,016

Industrials - 18.5%

Aerospace & Defense - 4.1%
BE Aerospace, Inc. (2)	151,600	7,179,776
Hexcel Corp. (1) (2)	265,700	6,868,345
Triumph Group, Inc.	142,300	9,336,303

		23,384,424
Air Freight & Logistics - 0.7%
Hub Group, Inc., Class A (1) (2)	125,000	4,046,250
Building Products - 0.5%
Lennox International, Inc. (1)	58,100	3,055,479
Construction & Engineering - 2.1%
Chicago Bridge & Iron Co. NV (1)	175,500	7,130,565
Foster Wheeler AG (2)	220,900	4,961,414

		12,091,979
Construction & Farm Machinery & Heavy Trucks - 0.7%
The Manitowoc Co., Inc.	246,000	3,690,000
Diversified Support Services - 0.5%
Healthcare Services Group, Inc. (1)	118,300	2,782,416
Human Resource & Employment Services - 0.9%
On Assignment, Inc. (2)	269,100	5,363,163

Industrial Machinery - 2.7%
Actuant Corp., Class A (1)	163,600	4,706,772
Altra Holdings, Inc.	145,611	2,738,943
Mueller Industries, Inc.	73,900	3,529,464
Trimas Corp. (1) (2)	163,700	4,239,830

		15,215,009
Research & Consulting Services - 3.8%
Acacia Research Corp. (1) (2)	911,300	20,258,199
Advisory Board Co. (2)	30,600	1,384,650

		21,642,849
Trading Companies & Distributors - 2.5%
MSC Industrial Direct Co., Inc., Class A (1)	54,400	3,952,704
United Rentals, Inc. (1) (2)	144,600	6,005,238
Watsco, Inc. (1)	55,500	3,978,795

		13,936,737

Total Industrials		105,208,306

Information Technology - 20.5%

Application Software - 7.7%
ACI Worldwide, Inc. (1) (2)	106,100	4,573,971
Aspen Technology, Inc. (1) (2)	279,400	7,261,606
Ebix, Inc. (1)	1,204,150	20,241,761
NICE Systems, Ltd. (1) (2)	178,700	6,036,486
Tangoe, Inc. (1) (2)	438,600	5,719,344

		43,833,168
Communications Equipment - 1.0%
Aruba Networks, Inc. (1) (2)	287,200	5,594,656
Computer Storage & Peripherals - 0.5%
Electronics for Imaging, Inc. (1) (2)	164,000	3,011,040
Consulting & Other Services - 0.6%
MAXIMUS, Inc. (1)	25,200	1,587,348
ServiceSource International, Inc. (1) (2)	314,800	1,614,924

		3,202,272
Data Processing & Outsourced Services - 2.9%
Cardtronics, Inc. (1) (2)	322,600	7,400,444
ExlService Holdings, Inc. (1) (2)	136,100	3,654,285
VeriFone Systems, Inc. (1) (2)	179,200	5,445,888

		16,500,617
Internet Software & Services - 2.8%
Angie’s List, Inc. (1) (2)	935,650	10,395,072
Rackspace Hosting, Inc. (1) (2)	46,800	3,234,816
Velti PLC (1) (2)	692,000	2,359,720

		15,989,608
Semiconductors - 3.6%
CEVA, Inc. (1) (2)	519,600	7,851,156
Cypress Semiconductor Corp.	266,500	2,704,975
Inphi Corp. (1) (2)	280,200	2,185,560
Microsemi Corp. (1) (2)	397,000	7,598,580

		20,340,271
Systems Software - 1.4%
AVG Technologies (1) (2)	601,080	8,276,872

Total Information Technology		116,748,504

Materials - 0.8%

Construction Materials - 0.8%
Caesar Stone Sdot Yam, Ltd.	281,000	4,439,800

Telecommunication Services - 1.0%

Alternative Carriers - 0.5%
8x8, Inc. (1) (2)	401,500	2,649,900

Wireless Telecommunication Services - 0.5%
SBA Communications Corp. (1) (2)	44,000	3,028,080

Total Telecommunication Services		5,677,980

Total Common Stocks (identified cost $485,113,142)		546,903,817

Warrants - 0.0%
Magnum Hunter Resource Corp., Exercise Price: $10.50, 10/14/2013 (1) (2)	80,820	—

Total Warrants (identified cost $0)		—

Short-Term Investments - 47.7%

Collateral Pool Investments for Securities on Loan - 44.6%
Collateral pool allocation (12)		254,201,697

Mutual Funds - 3.1%
BMO Prime Money Market Fund, Class I, 0.129% (10)	17,449,672	17,449,672

Total Short-Term Investments (identified cost $271,651,369)		271,651,369

Total Investments - 143.7% (identified cost $756,764,511)		818,555,186
Other Assets and Liabilities - (43.7)%		(249,080,912)

Total Net Assets - 100.0%		$569,474,274

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 94.9%

Australia - 8.8%
Brambles, Ltd.	268,000	$2,024,917
Computershare, Ltd.	191,000	1,734,149
QBE Insurance Group, Ltd.	146,900	1,677,154
Rio Tinto, Ltd.	16,200	993,246
Shopping Centres Australasia Property Group, REIT (2)	10,440	15,798
Telstra Corp., Ltd.	253,000	1,137,972
Woodside Petroleum, Ltd.	51,300	1,809,539
Woolworths, Ltd.	52,200	1,595,054

		10,987,829
Belgium - 2.8%
Belgacom SA	43,990	1,292,402
Colruyt SA	47,970	2,207,267

		3,499,669
Finland - 1.1%
Kone OYJ, Class B	19,130	1,433,061
France - 8.8%
Air Liquide SA	20,483	2,501,686
Legrand SA	53,870	2,181,689
Sanofi	31,220	2,787,815
Total SA	69,410	3,473,186

		10,944,376
Germany - 6.3%
Adidas AG	16,620	1,461,617
Deutsche Post AG	67,120	1,393,196
SAP AG	33,150	2,588,520
Symrise AG	38,890	1,354,237
Wincor Nixdorf AG	23,230	978,711

		7,776,281
Hong Kong - 7.8%
ASM Pacific Technology, Ltd.	159,200	1,857,970
China Mobile, Ltd.	174,000	1,984,671
CNOOC, Ltd.	1,145,000	2,437,679
Power Assets Holdings, Ltd.	214,500	1,894,471
VTech Holdings, Ltd.	126,800	1,473,296

		9,648,087
Ireland - 1.1%
CRH PLC	72,800	1,330,255
Israel - 1.5%
Bezeq Israeli Telecommunication Corp., Ltd.	462,480	568,766
Teva Pharmaceutical Industries, Ltd.	30,880	1,254,561

		1,823,327
Japan - 9.0%
Makita Corp.	54,100	2,280,554
Mitsubishi Electric Corp.	238,000	1,853,533
Shin-Etsu Chemical Co., Ltd.	29,700	1,747,377
Sumitomo Rubber Industries, Ltd.	159,500	1,880,682
Tokyu REIT, Inc., REIT	272	1,465,009
Toyota Tsusho Corp.	83,800	1,929,428

		11,156,583

Malaysia - 3.7%
Axiata Group Bhd	764,100	1,488,107
Lafarge Malayan Cement Bhd	372,500	1,172,736
Malayan Banking Bhd	644,000	1,917,329

		4,578,172
Netherlands - 4.4%
Koninklijke Vopak NV	19,850	1,466,603
Reed Elsevier NV	156,840	2,265,180
Unilever NV	46,870	1,778,415

		5,510,198
Norway - 0.9%
Telenor ASA	55,900	1,134,885
Singapore - 4.6%
ComfortDelGro Corp., Ltd.	1,082,000	1,524,693
Singapore Technologies Engineering, Ltd.	306,000	920,056
StarHub, Ltd.	297,000	907,595
United Overseas Bank, Ltd.	91,000	1,395,641
Venture Corp., Ltd.	162,000	1,037,883

		5,785,868
Sweden - 2.6%
Atlas Copco AB, A Shares	62,840	1,618,850
Swedish Match AB	45,340	1,595,982

		3,214,832
Switzerland - 12.9%
Givaudan SA (2)	811	814,326
Nestle SA	61,530	4,026,971
Novartis AG	53,070	3,284,304
Panalpina Welttransport Holding AG	9,270	846,274
Roche Holding AG	18,790	3,698,388
Schindler Holding AG	6,215	871,857
Syngenta AG	2,160	865,911
Zurich Insurance Group AG (2)	6,560	1,674,156

		16,082,187
Taiwan - 2.9%
Advantech Co., Ltd.	267,400	998,585
Chunghwa Telecom Co., Ltd.	383,000	1,237,823
MediaTek, Inc.	119,000	1,353,669

		3,590,077
United Kingdom - 15.7%
BP PLC	195,000	1,348,402
British American Tobacco PLC	27,100	1,421,515
British Sky Broadcasting Group PLC	103,300	1,256,161
GlaxoSmithKline PLC	78,400	1,676,247
Legal & General Group PLC	753,700	1,759,387
National Grid PLC	125,700	1,419,802
Royal Dutch Shell PLC, A Shares	80,610	2,701,660
Royal Dutch Shell PLC, B Shares	51,300	1,770,791
SSE PLC	62,600	1,429,198
Tesco PLC	245,800	1,280,272
United Utilities Group PLC	121,500	1,326,617
Vodafone Group PLC	842,700	2,175,738

		19,565,790

Total Common Stocks (identified cost $107,662,176)		118,061,477

Preferred Stocks - 1.4%

Germany - 1.4%
Fuchs Petrolub AG	24,305	1,696,503

Total Preferred Stocks (identified cost $1,090,264)		1,696,503

Short-Term Investments - 4.3%

Repurchase Agreement - 4.3%
Agreement with Fixed Income Clearing Corp., 0.070%, dated 11/30/2012, to be repurchased at $5,316,566 on 12/3/2012, collateralized by a U.S. Treasury Obligation with a maturity of 8/15/2015, with a market value of $5,423,213 (at amortized cost)	$5,316,535	5,316,535

Total Short-Term Investments (identified cost $5,316,535)		5,316,535

Total Investments - 100.6% (identified cost $114,068,975)		125,074,515
Other Assets and Liabilities - (0.6)%		(719,939)

Total Net Assets - 100.0%		$124,354,576

Pyrford International Stock Fund

Industry Division

As of November 30, 2012

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$3,017,497	2.4%
Apparel	1,461,617	1.2
Auto Parts & Equipment	1,880,682	1.5
Banks	3,312,970	2.7
Building Materials	2,502,992	2.0
Chemicals	7,283,536	5.9
Commercial Services	2,024,917	1.6
Computers	3,711,446	3.0
Distribution/Wholesale	1,929,428	1.5
Electric	3,323,669	2.7
Electrical Components & Equipment	4,035,222	3.2
Electronics	1,037,883	0.8
Engineering & Construction	920,056	0.7
Food	10,887,980	8.8
Gas	1,419,802	1.1
Hand/Machine Tools	3,152,411	2.5
Insurance	5,110,697	4.1
Machinery-Construction & Mining	1,618,850	1.3
Machinery-Diversified	1,433,061	1.2
Media	3,521,341	2.8
Mining	993,246	0.8
Oil & Gas	13,541,256	10.9
Pharmaceuticals	12,701,315	10.2
Real Estate Investment Trusts	1,480,807	1.2
Semiconductors	3,211,639	2.6
Software	2,588,520	2.1
Telecommunications	13,401,255	10.8
Transportation	5,230,765	4.2
Water	1,326,617	1.1

Total Common Stocks	118,061,477	94.9
Preferred Stocks	1,696,503	1.4
Repurchase Agreement	5,316,535	4.3

Total Investments	125,074,515	100.6
Other Assets and Liabilities	(719,939)	(0.6)

Total Net Assets	$124,354,576	100.0%

Lloyd George Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 94.8%

Bermuda - 8.0%
Credicorp, Ltd.	10,600	$1,482,940
Giordano International, Ltd.	2,292,000	2,099,714
Jardine Matheson Holdings, Ltd.	24,000	1,416,480

		4,999,134
Brazil - 5.5%
AES Tiete SA	72,700	682,158
CCR SA	118,300	1,016,468
Localiza Rent a Car SA	55,800	928,346
Petroleo Brasileiro SA	53,300	476,427
Vale SA, ADR	18,410	314,627

		3,418,026
Chile - 2.6%
Aguas Andinas SA, Class A	1,237,190	846,316
Banco Santander-Chile, ADR	29,221	786,921

		1,633,237
China - 1.3%
PetroChina Co., Ltd., Class H	608,000	811,169
Colombia - 1.1%
Ecopetrol SA, ADR	12,300	715,122
Czech Republic - 1.0%
CEZ AS	19,500	647,969
Hong Kong - 11.9%
China Mobile, Ltd.	77,000	878,274
CLP Holdings, Ltd.	80,000	699,337
CNOOC, Ltd.	593,000	1,262,484
SJM Holdings, Ltd.	690,000	1,623,907
Swire Pacific, Ltd.	392,500	905,512
Swire Properties, Ltd.	45,850	153,815
Television Broadcasts, Ltd.	127,000	931,582
VTech Holdings, Ltd.	84,700	984,134

		7,439,045
India - 4.7%
Ashok Leyland, Ltd.	1,495,440	783,529
Mahindra & Mahindra, Ltd.	72,460	1,264,636
Tata Consultancy Services, Ltd.	35,280	855,521

		2,903,686
Indonesia - 2.0%
Bank Mandiri Persero Tbk PT	1,038,404	892,983
United Tractors Tbk PT	207,500	368,778

		1,261,761
Israel - 2.3%
Israel Chemicals, Ltd.	116,340	1,433,209
Malaysia - 3.6%
Kuala Lumpur Kepong Bhd	129,100	876,593
Public Bank Bhd	269,400	1,377,244

		2,253,837

Mauritius - 1.6%
Golden Agri-Resources, Ltd.	1,804,000	975,455
Mexico - 4.4%
Bolsa Mexicana de Valores SAB de C.V.	299,600	662,511
Grupo Financiero Banorte SAB de C.V., Class O	196,900	1,123,690
Grupo Herdez SAB de C.V.	332,314	932,698

		2,718,899
Peru - 0.9%
Cia de Minas Buenaventura SA, ADR	16,260	532,840
Philippines - 5.3%
Philippine Long Distance Telephone Co.	26,350	1,666,449
Universal Robina Corp.	880,730	1,658,504

		3,324,953
Russia - 5.6%
LUKOIL OAO, ADR	16,820	1,058,819
NovaTek OAO, GDR	9,280	1,018,016
Sberbank of Russia	480,970	1,414,052

		3,490,887
Singapore - 4.2%
Fraser and Neave, Ltd.	135,000	1,041,864
Jardine Cycle & Carriage, Ltd.	40,000	1,598,886

		2,640,750
South Africa - 8.6%
African Bank Investments, Ltd.	178,920	637,965
Discovery Holdings, Ltd.	206,140	1,294,056
FirstRand, Ltd.	261,280	853,750
Foschini Group, Ltd.	94,100	1,354,810
Life Healthcare Group Holdings, Ltd.	339,470	1,221,884

		5,362,465
South Korea - 7.8%
Hyundai Marine & Fire Insurance Co., Ltd.	37,440	1,156,548
Hyundai Motor Co.	4,700	978,760
KT&G Corp.	16,800	1,329,602
Samsung Electronics Co., Ltd.	1,060	1,376,331

		4,841,241
Taiwan - 6.5%
Catcher Technology Co., Ltd.	128,000	656,433
Chunghwa Telecom Co., Ltd.	287,000	927,559
St. Shine Optical Co., Ltd.	44,000	689,062
Taiwan Semiconductor Manufacturing Co., Ltd.	514,839	1,748,971

		4,022,025
Thailand - 5.9%
Bangkok Bank PCL	259,726	1,633,337
Kasikornbank PCL	160,669	978,987
PTT PCL	96,300	1,048,035

		3,660,359

Total Common Stocks (identified cost $50,581,697)		59,086,069

Preferred Stocks - 2.8%

Brazil - 2.8%
Cia Energetica de Minas Gerais	84,500	1,015,123
Telefonica Brasil SA	33,800	733,958

Total Preferred Stocks (identified cost $2,072,456)		1,749,081

Short-Term Investments - 2.2%

Repurchase Agreement - 2.2%
Agreement with Fixed Income Clearing Corp., 0.070%, dated 11/30/2012, to be repurchased at $1,347,102 on 12/3/2012, collateralized by a U.S. Treasury Obligation with a maturity of 8/15/2015, with a market value of $1,378,275 (at amortized cost)	$1,347,094	1,347,094

Total Short-Term Investments (identified cost $1,347,094)		1,347,094

Total Investments - 99.8% (identified cost $54,001,247)		62,182,244
Other Assets and Liabilities - 0.2%		114,982

Total Net Assets - 100.0%		$62,297,226

Lloyd George Emerging Markets Equity Fund

Industry Division

As of November 30, 2012

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$3,181,650	5.1%
Auto Manufacturers	3,026,925	4.9
Banks	10,543,904	16.9
Beverages	1,041,865	1.7
Chemicals	1,433,209	2.3
Commercial Services	1,944,814	3.1
Computers	855,521	1.4
Distribution/Wholesale	1,598,886	2.6
Diversified Financial Services	1,300,477	2.1
Electric	2,029,464	3.3
Food	2,591,201	4.2
Healthcare-Products	689,062	1.1
Healthcare-Services	1,221,884	2.0
Holding Companies-Diversified	2,321,992	3.7
Insurance	2,450,604	3.9
Iron/Steel	314,627	0.5
Lodging	1,623,907	2.6
Machinery-Construction & Mining	368,778	0.6
Media	931,582	1.5
Metal Fabricate/Hardware	656,433	1.0
Mining	532,840	0.8
Oil & Gas	6,390,072	10.3
Real Estate	153,815	0.2
Retail	3,454,523	5.5
Semiconductors	3,125,302	5.0
Telecommunications	4,456,416	7.1
Water	846,316	1.4

Total Common Stocks	59,086,069	94.8
Preferred Stocks	1,749,081	2.8
Repurchase Agreement	1,347,094	2.2

Total Investments	62,182,244	99.8
Other Assets and Liabilities	114,982	0.2

Total Net Assets	$62,297,226	100.0%

Pyrford Global Strategic Return Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 24.6%

Australia - 0.8%
Brambles, Ltd.	21,000	$158,669
QBE Insurance Group, Ltd.	11,900	135,862
Woodside Petroleum, Ltd.	4,300	151,677

		446,208
Belgium - 0.1%
Colruyt SA	1,710	78,683
Canada - 0.9%
Imperial Oil, Ltd.	6,187	263,774
Metro, Inc.	3,356	206,627

		470,401
France - 0.7%
Air Liquide SA	693	84,639
Legrand SA	1,920	77,759
Sanofi	1,020	91,082
Total SA	2,460	123,095

		376,575
Germany - 0.2%
SAP AG	1,120	87,455
Hong Kong - 2.7%
ASM Pacific Technology, Ltd.	31,600	368,793
China Mobile, Ltd.	31,000	353,591
CNOOC, Ltd.	220,000	468,375
VTech Holdings, Ltd.	25,300	293,962

		1,484,721
Israel - 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	74,400	91,498
Teva Pharmaceutical Industries, Ltd.	4,970	201,916

		293,414
Japan - 0.9%
Makita Corp.	4,600	193,911
Shin-Etsu Chemical Co., Ltd.	2,600	152,969
Sumitomo Rubber Industries, Ltd.	12,900	152,105

		498,985
Malaysia - 1.2%
Axiata Group Bhd	169,700	330,495
Malayan Banking Bhd	114,000	339,403

		669,898
Netherlands - 0.3%
Reed Elsevier NV	5,460	78,857
Unilever NV	1,560	59,192

		138,049
Norway - 0.5%
Telenor ASA	12,090	245,452
Singapore - 1.3%
ComfortDelGro Corp., Ltd.	190,000	267,737
United Overseas Bank, Ltd.	16,000	245,388

Venture Corp., Ltd.	32,000	205,014

		718,139
Sweden - 1.0%
Atlas Copco AB, A Shares	10,850	279,512
Swedish Match AB	8,060	283,714

		563,226
Switzerland - 1.5%
Nestle SA	3,540	231,683
Novartis AG	3,340	206,700
Roche Holding AG	1,190	234,225
Syngenta AG	150	60,133
Zurich Insurance Group AG (2)	300	76,562

		809,303
Taiwan - 1.0%
Advantech Co., Ltd.	46,600	174,024
Chunghwa Telecom Co., Ltd.	118,000	381,366

		555,390
United Kingdom - 1.0%
BP PLC	11,500	79,521
British American Tobacco PLC	1,400	73,436
GlaxoSmithKline PLC	3,900	83,385
Legal & General Group PLC	33,400	77,967
Royal Dutch Shell PLC, A Shares	2,630	88,145
SSE PLC	3,000	68,492
Vodafone Group PLC	32,500	83,910

		554,856
United States - 10.0%
Altria Group, Inc.	16,100	544,341
Automatic Data Processing, Inc.	4,670	265,069
C.H. Robinson Worldwide, Inc.	6,299	388,900
Exxon Mobil Corp.	9,020	795,023
General Dynamics Corp.	6,684	444,486
Home Depot, Inc.	6,771	440,589
Linear Technology Corp.	12,910	428,483
McDonald’s Corp.	4,817	419,272
Microsoft Corp.	20,100	535,062
Philip Morris International, Inc.	3,800	341,544
Sigma-Aldrich Corp.	5,323	386,024
T. Rowe Price Group, Inc.	6,763	437,363

		5,426,156

Total Common Stocks (identified cost $12,934,854)		13,416,911

Preferred Stocks - 0.1%

Germany - 0.1%
Fuchs Petrolub AG	932	65,054

Total Preferred Stocks (identified cost $49,428)		65,054

International Bonds - 70.5%

Canada - 11.1%
Canadian Government Bond, 2.250%, 8/1/2014 (11)	$5,919,000	6,075,176
Germany - 9.2%
Bundesobligation, 2.500%, 10/10/2014 (11)	1,200,000	1,632,749
Bundesrepublik Deutschland, 3.500%, 1/4/2016 (11)	1,140,000	1,639,311
Bundesrepublik Deutschland, 3.750%, 1/4/2015 (11)	1,230,000	1,724,564

		4,996,624
United Kingdom - 9.0%
United Kingdom Treasury Bond, 2.250%, 3/7/2014 (11)	470,000	771,283

United Kingdom Treasury Bond, 4.750%, 9/7/2015 (11)	1,680,000	3,016,483
United Kingdom Treasury Bond, 5.000%, 9/7/2014 (11)	650,000	1,127,360

		4,915,126
United States - 41.2%
United States Treasury Note/Bond, 0.250%, 11/30/2013	1,750,000	1,751,094
United States Treasury Note/Bond, 0.375%, 11/15/2014	5,490,000	5,503,082
United States Treasury Note/Bond, 1.250%, 8/31/2015	5,360,000	5,497,768
United States Treasury Note/Bond, 1.375%, 11/30/2015	1,900,000	1,958,484
United States Treasury Note/Bond, 1.500%, 12/31/2013	2,200,000	2,230,767
United States Treasury Note/Bond, 4.250%, 11/15/2014	5,100,000	5,495,847

		22,437,042

Total International Bonds (identified cost $37,976,244)		38,423,968

Short-Term Investments - 4.3%

Repurchase Agreement - 4.3%
Agreement with Fixed Income Clearing Corp., 0.070%, dated 11/30/2012, to be repurchased at $2,341,264 on 12/3/2012, collateralized by a U.S. Treasury Obligation with a maturity of 8/15/2015, with a market value of $2,392,006 (at amortized cost)	2,341,251	2,341,251

Total Short-Term Investments (identified cost $2,341,251)		2,341,251

Total Investments - 99.5% (identified cost $53,301,777)		54,247,184
Other Assets and Liabilities - 0.5%		275,319

Total Net Assets - 100.0%		$54,522,503

Pyrford Global Strategic Return Fund

Industry Division

As of November 30, 2012

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$444,486	0.8%
Agriculture	1,243,036	2.3
Auto Parts & Equipment	152,105	0.3
Banks	584,791	1.1
Chemicals	683,765	1.2
Commercial Services	423,738	0.8
Computers	174,024	0.3
Diversified Financial Services	437,363	0.8
Electric	68,492	0.1
Electrical Components & Equipment	77,758	0.1
Electronics	205,014	0.4
Food	576,186	1.1
Hand/Machine Tools	193,910	0.4
Insurance	290,391	0.5
Machinery-Construction & Mining	279,512	0.5
Media	78,857	0.1
Oil & Gas	1,969,609	3.6
Pharmaceuticals	817,307	1.5
Retail	859,861	1.6
Semiconductors	797,276	1.5
Software	622,517	1.1
Telecommunications	1,780,275	3.3
Transportation	656,638	1.2

Total Common Stocks	13,416,911	24.6
Preferred Stocks	65,054	0.1
International Bonds	38,423,968	70.5
Repurchase Agreement	2,341,251	4.3

Total Investments	54,247,184	99.5
Other Assets and Liabilities	275,319	0.5

Total Net Assets	$54,522,503	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 92.9%

Alabama - 0.9%
Alabama Agricultural & Mechanical University, AMBAC, 5.000%, 11/1/2013	$475,000	$485,255
Alabama Board of Education, 4.000%, 7/1/2020, Call 7/1/2018	2,705,000	2,982,885
Alabama Drinking Water Finance Authority, AMBAC, 5.000%, 8/15/2014	500,000	528,295
Alabama Private Colleges & Universities Facilities Authority, AGC, 5.000%, 9/1/2015	530,000	585,459
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, 5.000%, 11/15/2013	1,145,000	1,187,170
Health Care Authority for Baptist Health, ACG, 0.600%, 11/15/2037, Call 12/7/2012 (3)	175,000	175,000
Scottsboro Waterworks Sewer & Gas Board, 2.000%, 8/1/2017	400,000	411,144
Scottsboro Waterworks Sewer & Gas Board, 3.000%, 8/1/2016	205,000	217,929
Scottsboro Waterworks Sewer & Gas Board, 3.000%, 8/1/2018	350,000	378,165

		6,951,302
Arizona - 3.2%
Arizona Health Facilities Authority, 1.160%, 2/2/2015, Call 2/1/2013 (3)	4,045,000	4,013,328
Arizona Health Facilities Authority, 2.000%, 2/1/2015	1,000,000	1,021,480
Arizona Health Facilities Authority, 3.000%, 2/1/2016	1,500,000	1,581,915
Arizona Health Facilities Authority, NATL-RE FGIC, 5.500%, 6/1/2014	1,130,000	1,191,144
Arizona School Facilities Board, 4.000%, 9/1/2014	100,000	105,069
Arizona School Facilities Board, AGM, 5.250%, 9/1/2014	200,000	214,434
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2015	3,075,000	3,262,637
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015	25,000	26,682
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013	500,000	512,265
Arizona School Facilities Board, NATL-RE FGIC, 5.000%, 9/1/2014	605,000	648,784
Arizona School Facilities Board, NATL-RE FGIC, 5.250%, 9/1/2014, Call 9/1/2013	175,000	180,129
Glendale Industrial Development Authority, 3.875%, 12/1/2012	40,000	40,000
Maricopa County Pollution Control Corp., 6.000%, 5/1/2014 (3)	1,500,000	1,605,495
Pima County Industrial Development Authority, 6.250%, 7/1/2013, Call 1/1/2013	110,000	110,296
Pima County Unified School District No. 6 Marana, NATL-RE, 4.500%, 7/1/2013	50,000	51,028
Pinal County Electric District No. 3, 2.000%, 7/1/2013	745,000	750,051
Pinal County Electric District No. 3, 4.000%, 7/1/2014	1,000,000	1,039,010
Scottsdale Industrial Development Authority, FSA, 0.250%, 9/1/2045, Call 12/4/2012 (3)	2,700,000	2,700,000
Sun Devil Energy Center LLC, AGC, 0.340%, 7/1/2030, Call 12/5/2012 (3)	2,560,000	2,560,000
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2013	100,000	102,381
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2015, Call 7/1/2014	100,000	105,546
University Medical Center Corp., 4.000%, 7/1/2013	500,000	510,275
University Medical Center Corp., 5.000%, 7/1/2013	540,000	554,180
Yuma Municipal Property Corp., 5.000%, 7/1/2019	1,385,000	1,683,426

		24,569,555
Arkansas - 0.2%
City of Fort Smith, 2.375%, 5/1/2027, Call 5/1/2022	805,000	809,782
City of North Little Rock Electric System Revenue, 2.625%, 5/1/2016	350,000	359,261
County of Jefferson, AGM, 3.000%, 6/1/2014	450,000	459,832
Siloam Springs Public Education Facilities Board, 2.000%, 12/1/2012	100,000	100,000

		1,728,875
California - 9.5%
Abag Finance Authority for Nonprofit Corporations, 4.300%, 7/1/2016, Call 7/1/2015	100,000	111,894
Alvord Unified School District, NATL-RE, 5.050%, 2/1/2013	370,000	372,335
Anaheim City School District, NATL-RE FGIC, 0.000%, 8/1/2017	200,000	179,140
California Community College Financing Authority, 3.000%, 6/1/2013	200,000	202,408
California Health Facilities Financing Authority, 3.500%, 8/15/2014	250,000	259,227
California Housing Finance Agency, 2.375%, 8/1/2014, Call 2/1/2013	650,000	650,676
California Infrastructure & Economic Development Bank, AMBAC, 0.660%, 10/1/2017, Call 12/4/2012 (3)	1,175,000	1,087,008

California Infrastructure & Economic Development Bank, AMBAC, 0.660%, 10/1/2018, Call 12/6/2012 (3)	1,425,000	1,296,803
California Infrastructure & Economic Development Bank, AMBAC, 0.660%, 10/1/2020, Call 12/3/2012 (3)	750,000	656,446
California Infrastructure & Economic Development Bank, NATL-RE FGIC, 4.250%, 5/1/2013	950,000	958,882
California Statewide Communities Development Authority, 0.660%, 9/6/2035, Call 12/5/2012 (3) (5) (6)	1,000,000	1,000,000
City of Duarte, 2.000%, 7/1/2022, Call 12/5/2012 (3)	50,000	50,000
City of Fresno Water System Revenue, NATL-RE FGIC, 5.250%, 6/1/2015, Call 6/1/2013	525,000	535,799
City of Lodi, NATL-RE, 4.500%, 10/1/2016, Call 10/1/2014	175,000	188,346
City of Lodi, NATL-RE, 5.500%, 10/1/2017, Call 10/1/2014	175,000	191,523
City of Palo Alto, 2.000%, 9/2/2013	250,000	252,510
City of Yucaipa, 3.000%, 9/1/2014	425,000	435,527
City of Yucaipa, 3.000%, 9/1/2015	345,000	353,960
Compton Community College District, NATL-RE, 4.000%, 7/1/2013	100,000	101,470
County of Alameda, NATL-RE, 0.000%, 6/15/2013	300,000	293,826
County of Mendocino, AGM, 2.000%, 6/1/2013	975,000	979,270
County of Mendocino, AGM, 3.000%, 6/1/2014	985,000	1,007,704
County of Mendocino, AGM, 3.000%, 6/1/2016	1,045,000	1,083,268
Fairfield-Suisun Unified School District, AMBAC, 5.000%, 8/15/2013	1,980,000	2,024,728
Gilroy Unified School District, 0.000%, 4/1/2013	500,000	499,275
Golden State Tobacco Securitization Corp., 0.290%, 6/1/2045, Call 6/1/2015 (3)	8,000,000	8,000,000
Golden State Tobacco Securitization Corp., AMBAC, 5.000%, 6/1/2014	150,000	159,213
Golden West Schools Financing Authority, FGIC, 0.690%, 8/1/2026 (3)	5,000,000	5,000,000
Hesperia Unified School District, FSA, 1.500%, 2/1/2038, Call 12/3/2012 (3)	4,000,000	4,000,000
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2014	100,000	96,316
Kaweah Delta Health Care District, 4.000%, 6/1/2014	280,000	291,155
Kaweah Delta Health Care District, 4.000%, 6/1/2015	125,000	132,418
Kaweah Delta Health Care District, 4.000%, 6/1/2016	490,000	526,123
Los Angeles Convention & Exhibit Center Authority, AMBAC, 3.500%, 8/15/2014	50,000	51,412
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 8/1/2015	110,000	120,959
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 8/1/2015	40,000	42,448
Montebello Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	300,000	268,671
Northern California Gas Authority No. 1, 0.871%, 7/1/2019 (3)	2,000,000	1,841,220
Oakland Unified School District, NATL-RE FGIC, 5.000%, 8/1/2013	180,000	184,498
Pittsburg Infrastructure Financing Authority, AGM, 2.000%, 9/2/2013	200,000	200,438
Pittsburg Infrastructure Financing Authority, AGM, 3.000%, 9/2/2014	390,000	398,186
Placentia-Yorba Linda Unified School District Community Facilities District No. 1, AGM, 3.000%, 9/1/2018	250,000	262,930
Placentia-Yorba Linda Unified School District Community Facilities District No. 1, AGM, 3.000%, 9/1/2019	160,000	167,973
Placer County Community Facilities District, 3.000%, 9/1/2013	735,000	744,202
Pleasant Valley School District, NATL-RE, 0.790%, 8/1/2031 (3)	5,865,000	5,865,000
Puttable Floating Option Tax-Exempt Receipts, 0.620%, 8/1/2030	7,600,000	7,600,000
Puttable Floating Option Tax-Exempt Receipts, 0.760%, 2/1/2025 (3)	1,980,000	1,980,000
Puttable Floating Option Tax-Exempt Receipts, AGM, 0.390%, 11/1/2032, Call 5/1/2017 (3) (5) (6)	8,000,000	8,000,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.470%, 8/1/2037, Call 8/1/2017 (3) (5) (6)	2,500,000	2,500,000
Rancho Santa Fe Community Services District, 3.000%, 9/1/2013	235,000	238,116
Redwood City Redevelopment Agency, AMBAC, 5.250%, 7/15/2015, Call 7/15/2013	220,000	223,412
Richland School District, AGM, 0.000%, 8/1/2015	210,000	201,352
Sacramento Municipal Utility District, NATL-RE, 5.000%, 7/1/2013	100,000	102,597
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2013	450,000	456,237
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2014	460,000	469,798
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2015	715,000	730,301
San Bernardino City Unified School District, AGM, 4.500%, 8/1/2016, Call 8/1/2015	360,000	387,911
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2014	150,000	157,917
San Bernardino City Unified School District, NATL-RE FGIC, 0.000%, 8/1/2014	100,000	95,190
San Bernardino County Flood Control District, AMBAC, 4.000%, 8/1/2014, Call 12/31/2012	125,000	125,303
San Francisco Community College District, NATL-RE, 5.000%, 6/15/2019, Call 12/31/2012	800,000	818,792
Santa Barbara Redevelopment Agency, AMBAC, 5.000%, 3/1/2013	500,000	504,300
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2014	755,000	775,536
Sierra View Local Health Care District, 4.600%, 7/1/2015	100,000	106,123
Southern California Public Power Authority, 5.000%, 11/1/2014	900,000	964,584
Southern Mono Health Care District, 2.000%, 8/1/2013	300,000	302,034
Southern Mono Health Care District, 2.000%, 8/1/2014	400,000	404,504
State of California, 5.000%, 3/1/2017	190,000	222,670

State of California, 5.125%, 4/1/2024, Call 4/1/2014	600,000	634,548
State of California, 5.200%, 3/1/2014, Call 12/31/2012	75,000	75,263
State of California, NATL-RE FGIC, 4.500%, 2/1/2014, Call 12/31/2012	5,000	5,015
Stockton Unified School District, 3.000%, 7/1/2015	430,000	448,206
Stockton Unified School District, NATL-RE, 4.500%, 1/1/2014, Call 1/1/2013	375,000	376,170
Vallejo City Unified School District, MBIA, 5.000%, 2/1/2013	500,000	501,720
Vallejo City Unified School District, NATL-RE, 5.200%, 2/1/2014	725,000	741,291
Victor Elementary School District, NATL-RE, 0.000%, 6/1/2015	270,000	249,059
West Kern Water District, 3.000%, 6/1/2013	205,000	206,915
Windsor Unified School District, NATL-RE FGIC, 0.000%, 8/1/2013	110,000	108,744

		73,838,795
Colorado - 4.9%
Broomfield Urban Renewal Authority, 0.850%, 12/1/2030, Call 12/3/2012 (3)	5,225,000	5,225,000
City & County of Denver, AGC, 0.430%, 11/15/2025, Call 12/4/2012 (3)	1,125,000	1,125,000
City & County of Denver, AGC, 0.440%, 11/15/2025, Call 12/6/2012 (3)	50,000	50,000
City & County of Denver, AGC, 0.440%, 11/15/2025, Call 12/7/2012 (3)	625,000	625,000
Colorado Educational & Cultural Facilities Authority, 2.000%, 4/1/2013	130,000	130,454
Colorado Educational & Cultural Facilities Authority, 2.000%, 7/15/2015	215,000	217,797
Colorado Educational & Cultural Facilities Authority, 2.250%, 7/15/2017	175,000	179,014
Colorado Educational & Cultural Facilities Authority, 2.375%, 3/1/2013	120,000	120,383
Colorado Educational & Cultural Facilities Authority, 2.400%, 12/1/2012	125,000	125,000
Colorado Educational & Cultural Facilities Authority, 4.500%, 12/15/2014, Call 12/31/2012 (5) (6)	190,000	190,429
Colorado Educational & Cultural Facilities Authority, 4.750%, 12/15/2015, Call 12/31/2012 (5) (6)	1,045,000	1,047,351
Colorado Educational & Cultural Facilities Authority, CIFG, 4.000%, 6/1/2014	300,000	307,554
Colorado Educational & Cultural Facilities Authority, XLCA, 3.600%, 12/1/2012	100,000	100,000
Colorado Educational & Cultural Facilities Authority, XLCA, 5.000%, 6/15/2014	320,000	333,437
Colorado Health Facilities Authority, 3.000%, 12/1/2013	160,000	163,381
Colorado Health Facilities Authority, 3.000%, 12/1/2014 (4)	140,000	145,641
Colorado Health Facilities Authority, 3.000%, 12/1/2014	425,000	440,415
Colorado Health Facilities Authority, 4.000%, 12/1/2016 (4)	150,000	164,895
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2015	525,000	546,283
Colorado Water Resources & Power Development Authority, NATL-RE, 5.000%, 9/1/2016, Call 9/1/2014	185,000	197,656
Cordillera Metropolitan District, RADIAN, 5.000%, 12/1/2014	175,000	183,298
County of Adams, NATL-RE, 4.375%, 9/1/2017, Call 9/1/2015	5,000,000	5,395,450
Denver Health & Hospital Authority, 5.000%, 12/1/2019, Call 12/1/2016	200,000	221,516
Douglas County School District No. Re-1 Douglas & Elbert Counties, State Aid Withholding, 0.000%, 12/15/2012	375,000	374,929
E-470 Public Highway Authority, 2.880%, 9/1/2014, Call 3/1/2014 (3)	2,000,000	2,003,340
E-470 Public Highway Authority, NATL-RE, 0.000%, 9/1/2013	125,000	123,681
Goldsmith Metropolitan District, 1.850%, 12/1/2034, Call 12/3/2012 (3)	5,120,000	5,120,000
Grand Junction Downtown Development Authority, 3.000%, 12/15/2012	80,000	80,021
Park Creek Metropolitan District, AGC, 5.000%, 12/1/2015	100,000	109,210
Puttable Floating Option Tax-Exempt Receipts, 0.600%, 12/1/2028 (3)	6,500,000	6,500,000
Regional Transportation District, AMBAC, 5.000%, 12/1/2012	445,000	445,000
Regional Transportation District, AMBAC, 5.000%, 12/1/2013	130,000	135,130
Town of Castle Rock Co., NATL-RE FGIC, 3.800%, 12/1/2012	240,000	240,000
University of Colorado, NATL-RE, 0.690%, 6/1/2025 (3)	5,460,000	5,460,000
Washington County School District R-3, 5.100%, 12/1/2012	30,000	30,000

		37,856,265
Connecticut - 0.2%
City of West Haven, 4.000%, 8/1/2013	150,000	152,355
City of West Haven, 4.000%, 8/1/2014	100,000	103,737
Connecticut State Health & Educational Facility Authority, 3.000%, 7/1/2013	670,000	680,452
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2013	875,000	899,106

		1,835,650
District of Columbia - 0.8%
District of Columbia, AGC, 0.380%, 7/15/2017 (3) (5) (6)	5,385,000	5,385,000
Metropolitan Washington Airports Authority, AGC, 0.000%, 10/1/2015	550,000	529,210

		5,914,210
Florida - 6.6%
Bay Laurel Center Community Development District, AGM, 2.000%, 9/1/2013	400,000	403,528

Brevard County Health Facilities Authority, 5.000%, 4/1/2016	125,000	136,613
Canaveral Port Authority, NATL-RE FGIC, 4.000%, 6/1/2016, Call 6/1/2015	175,000	183,412
Citizens Property Insurance Corp., 1.410%, 6/1/2015 (3)	3,000,000	3,028,530
Citizens Property Insurance Corp., 1.910%, 6/1/2013 (3)	2,000,000	2,012,760
Citizens Property Insurance Corp., 4.000%, 6/1/2015	25,000	26,699
Citizens Property Insurance Corp., 5.000%, 6/1/2013	200,000	204,398
Citizens Property Insurance Corp., 5.000%, 6/1/2015	500,000	546,195
Citizens Property Insurance Corp., AGC, 4.500%, 6/1/2014	200,000	211,206
Citizens Property Insurance Corp., AGM, 3.250%, 6/1/2014	200,000	207,510
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2014	800,000	841,432
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2015	405,000	438,704
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2016	365,000	406,829
City of Eustis, 0.280%, 12/1/2027, Call 12/5/2012 (3)	145,000	145,000
City of Gulf Breeze, 1.750%, 12/1/2015, Call 5/1/2013 (4)	9,000,000	9,000,000
City of Gulf Breeze, 3.000%, 12/1/2012 (3)	7,235,000	7,235,000
City of Lakeland, 1.260%, 10/1/2014, Call 4/1/2014 (3)	150,000	151,742
City of Lakeland, 3.000%, 11/15/2013	250,000	254,520
City of Lakeland, NATL-RE, 0.000%, 10/1/2014	100,000	98,413
City of Leesburg, 5.000%, 7/1/2016, Call 7/1/2013	100,000	101,876
City of Melbourne Water & Sewer Revenue, NATL-RE FGIC, 0.000%, 10/1/2015	120,000	111,222
City of Port St. Lucie, 1.200%, 7/1/2014	980,000	980,147
City of Port St. Lucie, 1.500%, 7/1/2015	855,000	855,000
City of Port St. Lucie, AGM, 1.500%, 9/1/2013	185,000	185,870
City of Port St. Lucie, AGM, 1.750%, 9/1/2014	640,000	649,030
City of St. Petersburg, NATL-RE FGIC, 5.000%, 10/1/2014	300,000	320,652
City of Sunrise, NATL-RE, 0.000%, 10/1/2015	395,000	360,145
City of Tallahassee, NATL-RE, 6.625%, 12/1/2013, Call 12/31/2012	305,000	306,430
City of Tampa, 3.000%, 9/1/2016	800,000	847,656
City of Tampa, NATL-RE, 5.500%, 11/15/2014	150,000	163,026
County of Bay, 3.500%, 9/1/2016	305,000	305,308
County of Collier, AMBAC, 5.000%, 6/1/2019, Call 6/1/2015	215,000	235,975
County of Madison, 2.000%, 11/1/2014, Call 5/1/2014	9,000,000	9,028,530
County of Miami-Dade, NATL-RE FGIC, 5.000%, 8/1/2014	525,000	562,181
County of Miami-Dade, XLCA, 4.000%, 10/1/2015	150,000	163,104
County of Sarasota, AMBAC, 4.000%, 10/1/2013	195,000	198,336
County of St. Lucie, NATL-RE, 5.250%, 10/1/2017, Call 10/1/2013	1,260,000	1,308,724
County of Volusia, AGM, 3.500%, 12/1/2013, Call 12/31/2012	50,000	50,094
Emerald Coast Utilities Authority, NATL-RE FGIC, 0.000%, 1/1/2015	60,000	55,837
Emerald Coast Utilities Authority, NATL-RE FGIC, 6.250%, 1/1/2013	400,000	401,312
Florida Higher Educational Facilities Financial Authority, 3.000%, 4/1/2014	300,000	307,500
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2014	255,000	265,294
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2015	150,000	158,561
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2016	100,000	106,995
Florida Hurricane Catastrophe Fund Finance Corp., 4.125%, 7/1/2013	100,000	102,121
Halifax Hospital Medical Center, 5.000%, 6/1/2013	100,000	102,224
Hillsborough County School Board, AMBAC, 4.000%, 10/1/2013	50,000	50,881
Manatee County School District, AGM, 4.000%, 7/1/2017, Call 7/1/2015	200,000	211,320
Miami Beach Health Facilities Authority, 3.000%, 11/15/2015	750,000	783,832
Miami-Dade County School Board, AGM, 5.375%, 8/1/2014	150,000	161,988
Northern Palm Beach County Improvement District, NATL-RE, 4.000%, 8/1/2017, Call 8/1/2015	300,000	319,368
Orange County Health Facilities Authority, 4.000%, 10/1/2013	220,000	225,353
Orlando Community Redevelopment Agency, 3.000%, 4/1/2014	1,005,000	1,032,808
Orlando Community Redevelopment Agency, 3.000%, 4/1/2014	220,000	226,087
Orlando Community Redevelopment Agency, 5.000%, 4/1/2015	1,835,000	1,990,663
Orlando Community Redevelopment Agency, 5.000%, 4/1/2015	500,000	542,415
Palm Beach County Health Facilities Authority, 5.350%, 10/1/2014, Call 10/1/2013	1,000,000	1,029,570
Palm Beach County School District, NATL-RE, 3.900%, 8/1/2015	100,000	107,744
Palm Beach County Solid Waste Authority, AMBAC, 0.000%, 10/1/2013	100,000	99,607
Pinellas County Educational Facilities Authority, 3.000%, 10/1/2013	105,000	106,680
Polk County School District, NATL-RE, 5.000%, 10/1/2013	145,000	149,105
St. Johns County School Board, NATL-RE, 4.100%, 7/1/2014	400,000	418,460
Volusia County School Board, AGM, 3.800%, 10/1/2014	100,000	103,732

		51,325,254
Georgia - 1.2%
Bartow County Development Authority, 5.100%, 6/6/2013 (3)	100,000	101,513
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	335,000	376,242

East Point Building Authority, XLCA, 4.000%, 2/1/2013	35,000	35,116
Fulton County Development Authority, 4.000%, 10/1/2019	2,000,000	2,274,360
Fulton County Development Authority, 5.000%, 3/15/2016	995,000	1,103,256
Fulton County Development Authority, 5.000%, 10/1/2019	1,000,000	1,216,730
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	1,750,000	1,393,665
Georgia School Boards Association, Inc., NATL-RE, 3.750%, 12/1/2015	200,000	213,346
Municipal Electric Authority of Georgia, NATL-RE-IBC-BNY, 6.500%, 1/1/2017	100,000	113,389
Private Colleges & Universities Authority, 4.000%, 10/1/2013	710,000	729,766
Private Colleges & Universities Authority, 4.000%, 10/1/2014	100,000	105,851
Private Colleges & Universities Authority, 4.000%, 10/1/2015	1,535,000	1,660,133

		9,323,367
Hawaii - 0.0%
Hawaii State Department of Budget & Finance, 5.250%, 7/1/2013, Call 1/15/2013	55,000	55,190
Idaho - 0.0%
City of Boise Airport Revenue, 4.000%, 9/1/2019 (4)	255,000	297,134
Illinois - 7.7%
Boone, Mchenry & Dekalb Counties Community Unit School District 100, AGM, 0.000%, 12/1/2012	40,000	40,000
Central Lake County Joint Action Water Agency, AMBAC, 5.250%, 5/1/2016, Call 5/1/2013	125,000	127,164
Chicago Board of Education, NATL-RE FGIC, 0.000%, 12/1/2012	2,000,000	2,000,000
Chicago Public Building Commission, NATL-RE FGIC, 5.250%, 12/1/2012	100,000	100,000
Chicago Transit Authority, AGC, 0.650%, 6/1/2018, Call 12/1/2013 (3) (5) (6)	4,980,000	4,980,000
Chicago Transit Authority, AMBAC, 5.000%, 6/1/2013	110,000	112,310
Chicago Transit Authority, AMBAC, 5.250%, 6/1/2013	205,000	209,555
City of Berwyn, AMBAC, 5.000%, 12/1/2013	1,995,000	2,051,917
City of Chicago O’Hare International Airport Revenue, AGC, 5.250%, 1/1/2022, Call 1/1/2014	100,000	103,689
City of Chicago, AMBAC, 0.000%, 1/1/2013	170,000	169,888
City of Chicago, NATL-RE, 5.000%, 1/1/2013	200,000	200,692
City of Chicago, NATL-RE, 5.250%, 1/1/2017, Call 1/1/2013	840,000	842,839
City of Chicago, NATL-RE FGIC, 0.000%, 1/1/2016	150,000	142,833
City of East Peoria, AGM, 2.000%, 1/1/2014	250,000	252,713
City of Joliet, 2.000%, 1/1/2017	180,000	180,560
City of Joliet, 4.000%, 1/1/2014	560,000	577,808
City of Joliet, 4.000%, 1/1/2015	125,000	131,456
City of Rockford, 2.000%, 12/15/2013	390,000	395,343
City of Springfield Electric Revenue, 5.000%, 3/1/2016	300,000	328,773
City of Springfield Electric Revenue, 5.000%, 3/1/2017	350,000	391,552
City of Springfield Electric Revenue, NATL-RE, 3.800%, 3/1/2014	300,000	307,089
City of Springfield Electric Revenue, NATL-RE, 4.000%, 3/1/2013	950,000	955,016
City of Springfield Electric Revenue, NATL-RE, 4.000%, 3/1/2015	75,000	78,519
City of Springfield Electric Revenue, NATL-RE, 5.000%, 3/1/2014	1,485,000	1,541,801
City of Springfield Electric Revenue, NATL-RE, 5.000%, 3/1/2015	740,000	790,868
City of United City of Yorkville, AMBAC, 4.000%, 12/30/2014	200,000	210,652
City of United City of Yorkville, AMBAC, 4.000%, 12/30/2017, Call 12/30/2016	125,000	135,130
City of Waukegan, AGM, 3.000%, 12/30/2013	200,000	203,964
City of Waukegan, AGM, 4.000%, 12/30/2015	535,000	568,502
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 12/1/2013	500,000	512,550
Cook County School District No. 149 Dolton, AMBAC, 0.000%, 12/1/2012	300,000	300,000
Cook County School District No. 171 Sunnybrook, 4.500%, 12/1/2013	205,000	212,042
County of Cook, NATL-RE, 5.250%, 11/15/2016, Call 11/15/2013	315,000	329,818
County of Du Page, AGM, 5.000%, 1/1/2017, Call 7/1/2015	455,000	486,563
DuPage Water Commission, AMBAC, 5.250%, 5/1/2015, Call 5/1/2013	175,000	178,269
Eastern Illinois University, AMBAC, 5.000%, 4/1/2015	200,000	215,484
Illinois Finance Authority, 4.000%, 4/1/2014	30,000	31,345
Illinois Finance Authority, 4.000%, 5/15/2015	250,000	265,875
Illinois Finance Authority, 4.125%, 3/1/2013 (3)	100,000	100,825
Illinois Finance Authority, 4.550%, 11/1/2018, Call 11/1/2013	100,000	102,631
Illinois Finance Authority, 5.000%, 11/1/2014	100,000	107,906
Illinois Finance Authority, 5.000%, 12/15/2016, Call 12/1/2015	707,000	728,542
Illinois Finance Authority, 5.250%, 6/1/2013, Call 12/31/2012	175,000	175,576
Illinois Finance Authority, FSA, 0.260%, 9/1/2032, Call 12/3/2012 (3)	290,000	290,000
Illinois Finance Authority, NATL-RE, 0.000%, 1/1/2013	75,000	74,940
Illinois Finance Authority, NATL-RE, 0.000%, 12/1/2013	50,000	48,887
Illinois Finance Authority, NATL-RE, 0.000%, 1/1/2014	100,000	98,034
Illinois Finance Authority, NATL-RE, 5.500%, 11/15/2015	75,000	82,469

Illinois Finance Authority, XLCA, 5.000%, 8/1/2015	50,000	54,402
Illinois Housing Development Authority, 4.100%, 1/1/2013	220,000	220,341
Illinois Housing Development Authority, NATL-RE, 4.100%, 1/1/2014, Call 7/1/2013	145,000	146,881
Illinois State University, 4.000%, 4/1/2013	605,000	611,250
Illinois Student Assistance Commission, AGC, 3.150%, 5/1/2014, Call 12/17/2012	110,000	110,172
JP Morgan Chase Putters/Drivers Trust, 0.360%, 6/1/2018 (3) (5) (6)	6,865,000	6,865,000
Kane & DeKalb Counties Community Unit School District No. 301 Burlington, AMBAC, 0.000%, 12/1/2012	100,000	100,000
Kane County School District No. 129 West Aurora, NATL-RE FGIC, 5.000%, 2/1/2015	350,000	379,540
Kane, Cook & DuPage Counties School District No. U-46 Elgin, AGM, 4.000%, 1/1/2020, Call 1/1/2015	2,365,000	2,470,834
Kendall, Kane & Will Counties Community Unit School District No. 308, 3.000%, 10/1/2014	155,000	161,040
Kendall, Kane & Will Counties Community Unit School District No. 308, 4.000%, 10/1/2015	70,000	75,788
Kendall, Kane & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	300,000	336,303
Lake County Community Unit School District No. 116 Round Lake, NATL-RE, 9.000%, 1/1/2013	465,000	467,390
Lake County School District No. 37 Gavin, FSA, 0.000%, 12/1/2014	400,000	382,592
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2015	200,000	187,328
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2013	450,000	448,047
Lake County Township High School District No. 126 Zion-Benton, NATL-RE, 0.000%, 2/1/2014	910,000	891,654
Macon, Christian & De Witt Counties Community College District No. 537 Richland, 5.000%, 11/1/2013	275,000	284,762
Marion & Jefferson Counties Community High School District No. 600 Salem, NATL-RE FGIC, 0.000%, 11/1/2016	475,000	417,520
Mason Hospital District, RADIAN, 7.250%, 12/1/2015	155,000	166,706
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2015	100,000	94,227
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE FGIC, 0.000%, 1/1/2014	400,000	394,900
Niles Park District, 2.000%, 12/15/2012	600,000	600,252
Northern Cook County Solid Waste Agency, NATL-RE, 5.000%, 5/1/2015	505,000	547,223
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2023, Call 1/1/2018	1,115,000	1,278,459
Quad Cities Regional Economic Development Authority, 3.000%, 10/1/2014	125,000	128,516
Quad Cities Regional Economic Development Authority, 3.000%, 10/1/2016	200,000	208,522
Railsplitter Tobacco Settlement Authority, 3.125%, 6/1/2014	715,000	739,446
Railsplitter Tobacco Settlement Authority, 4.000%, 6/1/2013	300,000	305,136
Saint Clair County School District No. 118 Belleville, AMBAC, 0.000%, 12/1/2014	200,000	186,700
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	1,165,000	1,335,276
State of Illinois, 1.500%, 6/15/2021	3,000,000	3,008,460
State of Illinois, 2.000%, 10/1/2033, Call 12/5/2012 (3)	7,000,000	7,000,000
State of Illinois, 5.000%, 3/1/2013	200,000	202,144
State of Illinois, 5.000%, 1/1/2014	250,000	260,912
State of Illinois, 5.000%, 3/1/2014	35,000	37,006
State of Illinois, 5.000%, 3/1/2014	65,000	68,267
State of Illinois, 5.000%, 3/1/2015, Call 3/1/2014	225,000	238,037
State of Illinois, AGM, 5.250%, 12/1/2018, Call 12/1/2012	100,000	100,000
State of Illinois, AGM, 5.375%, 12/1/2015, Call 12/1/2012	100,000	100,000
State of Illinois, AGM, 5.500%, 4/1/2013	130,000	132,197
State of Illinois, FSA, 5.500%, 12/15/2014, Call 12/31/2012	200,000	200,768
Town of Cicero, NATL-RE FGIC, 4.125%, 12/1/2014	300,000	314,769
Town of Cicero, XLCA, 5.000%, 1/1/2013	235,000	235,717
Town of Cicero, XLCA, 5.000%, 1/1/2014	210,000	218,912
Village of Bolingbrook, NATL-RE, 3.875%, 3/1/2015	200,000	208,032
Village of Bourbonnais, 4.500%, 11/1/2015	210,000	229,664
Village of Bridgeview, AMBAC, 3.300%, 12/1/2015, Call 12/1/2013	330,000	331,917
Village of Cary, RADIAN, 4.400%, 3/1/2016	365,000	369,621
Village of Elwood, RADIAN, 4.200%, 3/1/2016, Call 3/1/2014	100,000	102,095
Village of Franklin Park, AGM, 4.000%, 7/1/2014	205,000	212,314
Village of Franklin Park, AMBAC, 5.000%, 7/1/2015, Call 1/1/2014	1,250,000	1,276,425
Village of Glenwood, AGM, 2.500%, 12/1/2012	170,000	170,000
Village of Glenwood, AGM, 3.000%, 12/1/2013	140,000	141,887
Village of Glenwood, AGM, 3.000%, 12/1/2014	165,000	168,072
Village of Harwood Heights, XLCA, 4.200%, 12/1/2012	50,000	50,000
Village of Lyons, NATL-RE, 3.700%, 12/15/2013	240,000	246,235
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2014	100,000	94,253
Village of Midlothian, 4.000%, 1/1/2014	100,000	101,618

Village of Sauk Village, RADIAN, 5.350%, 12/1/2014, Call 12/31/2012	75,000	75,065
Village of Willow Springs, 2.500%, 12/15/2012	50,000	50,024
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2015	225,000	214,234
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2014	100,000	97,931
Will Grundy Etc Counties Community College District No. 525, 5.250%, 6/1/2015	275,000	302,087

		59,627,259
Indiana - 1.7%
City of Greenwood, 4.000%, 10/1/2014	100,000	105,031
Columbus Multi School Building Corp., AMBAC, 0.000%, 1/1/2013	100,000	99,901
County of Jasper, NATL-RE, 5.200%, 6/1/2013	100,000	102,073
County of Knox, 3.000%, 4/1/2015	200,000	206,402
Franklin Community Multi-School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 1/15/2016	250,000	275,932
Hammond Local Public Improvement Bond Bank, 4.000%, 2/15/2013	250,000	251,303
Hammond Local Public Improvement Bond Bank, 5.000%, 2/15/2014	500,000	518,990
Indiana Finance Authority, 3.000%, 3/1/2013	380,000	381,436
Indiana Finance Authority, 3.000%, 10/1/2014	3,000,000	3,117,480
Indiana Finance Authority, 5.000%, 5/1/2014	700,000	739,480
Indiana Health & Educational Facilities Financing Authority, 5.250%, 3/1/2016	710,000	799,616
Indiana Health Facility Financing Authority, 5.000%, 6/1/2014 (3)	225,000	239,965
Indiana Municipal Power Agency, NATL-RE, 5.500%, 1/1/2016	200,000	215,498
Indiana Municipal Power Agency, NATL-RE, 6.000%, 1/1/2013	200,000	200,808
Northwestern School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 7/15/2016, Call 7/15/2014	100,000	106,359
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.790%, 7/1/2022, Call 12/6/2012 (3)	5,665,000	5,665,000
University of Southern Indiana, NATL-RE FGIC, 5.500%, 10/1/2013	50,000	51,829

		13,077,103
Iowa - 0.8%
City of Ames, 3.000%, 6/15/2013	100,000	100,870
City of Ames, 4.000%, 6/15/2014	250,000	259,057
City of Coralville, 3.000%, 6/1/2016	250,000	253,483
City of Coralville, 5.000%, 6/1/2014	2,115,000	2,204,761
City of Coralville, 5.000%, 6/1/2014	250,000	262,040
City of Coralville, 5.000%, 6/1/2017	50,000	55,614
City of Hills, 4.000%, 8/15/2015	1,690,000	1,788,696
Iowa Finance Authority, FGIC, 5.000%, 7/1/2014	500,000	528,615
Iowa Higher Education Loan Authority, 3.000%, 10/1/2013	160,000	162,110
Iowa Higher Education Loan Authority, 3.000%, 10/1/2015	340,000	354,902
Iowa Higher Education Loan Authority, 3.000%, 10/1/2016	350,000	368,893

		6,339,041
Kansas - 0.2%
Butler County Public Building Commission, NATL-RE, 4.500%, 10/1/2021, Call 10/1/2015	100,000	107,309
Geary County Unified School District No. 475, NATL-RE, 5.250%, 9/1/2014	1,025,000	1,084,153
Kansas Development Finance Authority, 3.000%, 11/15/2013	300,000	305,595
Kansas Development Finance Authority, 3.000%, 11/15/2014	395,000	408,082

		1,905,139
Kentucky - 1.1%
City of Owensboro, AMBAC, 0.000%, 1/1/2015	25,000	23,824
City of Pikeville, USDA, 4.000%, 5/1/2013	2,500,000	2,529,025
County of Mason, 0.380%, 10/15/2014, Call 12/5/2012 (3)	3,200,000	3,200,000
County of Warren, 4.000%, 4/1/2015	1,000,000	1,060,130
Lexington-Fayette Urban County Government, 1.200%, 4/1/2013 (3)	2,005,000	2,005,000

		8,817,979
Louisiana - 4.7%
Ascension Parish Industrial Development Board, Inc., 0.680%, 12/1/2041, Call 12/6/2012 (3)	5,000,000	5,000,000
Calcasieu Parish School District No. 23, 2.500%, 2/15/2020	465,000	484,948
City of New Orleans, FGIC, 5.125%, 12/1/2012	150,000	150,000
Lafayette Public Trust Financing Authority, AGM, 3.000%, 10/1/2019	415,000	441,336
Louisiana Housing Corp., FHLMC, 1.300%, 7/1/2015, Call 10/1/2013	1,000,000	1,000,720
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 2.000%, 10/1/2013	100,000	100,940

Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 2.000%, 11/1/2013	100,000	101,217
Louisiana Municipal Gas Authority, 0.240%, 8/1/2016 (3)	4,025,000	4,025,000
Louisiana Offshore Terminal Authority, 1.875%, 10/1/2013 (3)	335,000	338,166
Louisiana Public Facilities Authority, 0.710%, 7/1/2021, Call 12/6/2012 (3)	2,340,000	2,340,000
Louisiana State Citizens Property Insurance Corp., 2.000%, 6/1/2013	100,000	100,589
Louisiana State Citizens Property Insurance Corp., 2.000%, 6/1/2014	100,000	101,370
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.250%, 6/1/2013	250,000	255,655
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.250%, 6/1/2014	110,000	117,570
New Orleans Aviation Board, AGC, 4.250%, 1/1/2015	250,000	263,920
Parish of St. Bernard, 3.000%, 3/1/2015	2,955,000	3,073,466
Parish of St. James, 0.400%, 11/1/2040, Call 12/5/2012 (3)	7,000,000	7,000,000
Parish of St. James, 0.440%, 11/1/2040, Call 12/5/2012 (3)	7,000,000	7,000,000
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2012	70,000	70,000
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015	275,000	243,966
St. Tammany Parish Hospital Service District No. 1, 2.000%, 7/1/2013	1,000,000	1,008,850
St. Tammany Parish Hospital Service District No. 1, 3.000%, 7/1/2014	1,400,000	1,441,342
Tangipahoa Parish Hospital Service District No. 1, 5.375%, 2/1/2014, Call 2/1/2013	2,000,000	2,034,660
Terrebonne Parish Hospital Service District No. 1, 4.000%, 4/1/2013	105,000	105,941

		36,799,656
Maine - 0.2%
Maine Health & Higher Educational Facilities Authority, 4.000%, 7/1/2015	495,000	527,918
Town of Bucksport, 4.000%, 3/1/2014	650,000	673,289

		1,201,207
Maryland - 0.9%
City of Baltimore, NATL-RE, 0.490%, 7/1/2020 (3)	6,000,000	6,000,000
Maryland Community Development Administration, 4.200%, 9/1/2015	475,000	503,657
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	75,000	80,423
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2014 (4)	100,000	103,191
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2015 (4)	220,000	230,056

		6,917,327
Massachusetts - 1.0%
City of Fall River, AGM, 5.250%, 2/1/2018, Call 2/1/2013	35,000	35,624
City of Fall River, AGM, 5.250%, 2/1/2018, Call 2/1/2013	65,000	66,101
Massachusetts Development Finance Agency, 2.000%, 10/1/2014	1,000,000	1,021,660
Massachusetts Development Finance Agency, 3.000%, 7/1/2013	4,000,000	4,046,200
Massachusetts Development Finance Agency, 4.000%, 7/1/2013	200,000	203,970
Massachusetts Development Finance Agency, 4.000%, 7/1/2014	250,000	261,228
Massachusetts Development Finance Agency, 4.000%, 10/1/2015	200,000	216,362
Massachusetts Development Finance Agency, 5.000%, 1/1/2014	300,000	314,118
Massachusetts Development Finance Agency, AGM, 4.000%, 4/1/2014	695,000	718,206
Massachusetts Development Finance Agency, AGM, 4.000%, 10/1/2015	950,000	1,007,779
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.228%, 7/1/2018, Call 12/4/2012 (3)	300,000	282,193

		8,173,441
Michigan - 3.6%
Almont Community Schools, NATL-RE Q-SBLF, 4.000%, 5/1/2015, Call 11/1/2013	200,000	204,972
City of Detroit Water Supply System Revenue, 5.000%, 7/1/2013	735,000	751,684
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2014	505,000	534,224
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	175,000	161,266
City of Detroit Convention Facility Revenue, NATL-RE, 5.000%, 9/30/2013	3,090,000	3,185,666
City of Detroit Sewage System Revenue, NATL-RE, 5.500%, 7/1/2013 (3)	650,000	666,380
City of Grand Haven, NATL-RE, 5.500%, 7/1/2014	200,000	207,650
City of Lowell Electric Supply System Revenue, AGM, 2.000%, 8/1/2014	110,000	111,637
City of Manistique, NATL-RE FGIC, 4.400%, 5/1/2013	50,000	50,760
City of Marquette, AMBAC, 4.000%, 5/1/2013	200,000	202,224
City of Marquette, AMBAC, 4.000%, 11/1/2014	160,000	166,778
City of Marquette, AMBAC, 4.000%, 5/1/2015, Call 5/1/2013	100,000	100,952
City of Pontiac, AGC, 3.750%, 5/1/2014	80,000	83,549
City of Pontiac, AGC, 5.000%, 5/1/2013	200,000	203,890
City of Saginaw, AGM, 2.000%, 7/1/2013	175,000	175,996
City of Wayne, AMBAC, 4.000%, 10/1/2017, Call 10/1/2015	300,000	315,363
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2016	300,000	317,757
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2017	315,000	337,154
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2018	330,000	355,608

County of Washtenaw, NATL-RE, 4.000%, 7/1/2018, Call 7/1/2014	100,000	104,427
Detroit Wayne County Stadium Authority, 5.000%, 10/1/2014	245,000	257,946
Deutsche Bank Spears/Lifers Trust, 0.460%, 1/1/2020, Call 6/14/2013 (3) (5) (6)	7,000,000	7,000,000
Grand Blanc Community Schools, AGM, 2.000%, 5/1/2013	610,000	614,050
Hazel Park School District, AGM Q-SBLF, 2.000%, 5/1/2013	485,000	488,162
Kent Hospital Finance Authority, 5.250%, 1/15/2014 (3)	100,000	104,183
Michigan Finance Authority, 3.000%, 4/1/2013	125,000	125,834
Michigan Finance Authority, 3.000%, 5/1/2014	100,000	102,727
Michigan Finance Authority, 3.000%, 5/1/2015	160,000	166,189
Michigan Finance Authority, 3.000%, 5/1/2019	360,000	373,183
Michigan Finance Authority, 3.150%, 5/1/2021	255,000	261,831
Michigan Finance Authority, 3.500%, 4/1/2014	130,000	134,204
Michigan Finance Authority, 4.000%, 6/1/2014	500,000	521,810
Michigan Finance Authority, 4.000%, 4/1/2015	135,000	140,999
Michigan Finance Authority, 5.000%, 6/1/2014	1,225,000	1,296,479
Michigan Finance Authority, 5.000%, 6/1/2015	1,500,000	1,615,170
Michigan Municipal Bond Authority, AGM, 0.000%, 6/15/2013	50,000	49,675
Michigan Municipal Bond Authority, AMBAC, 4.700%, 11/1/2013, Call 12/31/2012	150,000	150,470
Michigan State Hospital Finance Authority, 5.500%, 11/1/2015, Call 11/1/2013	100,000	104,764
Michigan State Housing Development Authority, 1.000%, 10/1/2014, Call 4/1/2014	3,150,000	3,156,205
Oakland County Economic Development Corp., 4.500%, 12/1/2013	1,415,000	1,419,882
Redford Township Building Authority, AGM, 2.000%, 4/1/2014	355,000	356,431
Romulus Tax Increment Finance Authority, AGM, 4.250%, 11/1/2014	400,000	421,436
Saginaw-Midland Municipal Water Supply Corp., NATL-RE, 5.250%, 9/1/2014, Call 3/1/2013	215,000	217,565
Saginaw-Midland Municipal Water Supply Corp., NATL-RE, 5.250%, 9/1/2015, Call 3/1/2013	100,000	101,193
Star International Academy, 2.400%, 3/1/2014	100,000	100,193
Star International Academy, 2.900%, 3/1/2015	125,000	125,455
Star International Academy, 3.150%, 3/1/2016	130,000	130,714
Star International Academy, 3.400%, 3/1/2017	125,000	125,881

		27,900,568
Minnesota - 0.5%
City of Glencoe, 5.000%, 4/1/2013	260,000	262,798
City of Winona, 2.000%, 7/1/2015	100,000	101,816
City of Winona, 2.300%, 7/1/2016	500,000	512,455
City of Winona, 5.000%, 7/1/2014	150,000	159,458
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.000%, 12/1/2014, Call 12/1/2013	15,000	15,644
Minnesota Higher Education Facilities Authority, 2.000%, 12/1/2013	100,000	101,061
Minnesota Higher Education Facilities Authority, 3.000%, 10/1/2014	390,000	402,324
Minnesota Higher Education Facilities Authority, 3.000%, 12/1/2014	250,000	259,067
Minnesota Higher Education Facilities Authority, 4.000%, 10/1/2015	255,000	273,500
St. Paul Housing & Redevelopment Authority, 3.500%, 7/1/2013, Call 12/17/2012	2,000,000	2,001,580
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2013	60,000	62,348

		4,152,051
Mississippi - 1.6%
Mississippi Business Finance Corp., 1.680%, 12/1/2036, Call 12/6/2012 (3)	12,000,000	12,000,000
Mississippi Hospital Equipment & Facilities Authority, 5.000%, 10/1/2017	200,000	231,734
Mississippi Hospital Equipment & Facilities Authority, NATL-RE FHA, 4.500%, 2/1/2014	145,000	149,675

		12,381,409
Missouri - 2.5%
Camdenton Reorganized School District No. R-III, 2.000%, 4/1/2014	625,000	632,775
Camdenton Reorganized School District No. R-III, 2.000%, 4/1/2015	200,000	203,606
City of Branson, 3.000%, 1/1/2013	130,000	130,165
City of Kansas City, 0.000%, 2/1/2013	100,000	99,660
City of Sikeston Electric System Revenue, NATL-RE, 6.000%, 6/1/2014	225,000	240,750
City of Springfield, 5.000%, 6/1/2013	230,000	235,069
City of Springfield, 5.000%, 6/1/2014	255,000	271,017
City of St. Louis, 4.000%, 7/1/2013	890,000	905,041
City of St. Louis Airport Revenue, AGM, 5.250%, 7/1/2016, Call 7/1/2013	220,000	225,320
City of St. Louis, AGM, 5.000%, 7/1/2014	150,000	159,215
Clarence Cannon Wholesale Water Commission, NATL-RE, 4.000%, 5/15/2013	250,000	252,733
County of Jackson, AMBAC, 0.000%, 12/1/2015	90,000	83,337
Joplin Industrial Development Authority, 2.750%, 2/15/2014	135,000	137,700
Joplin Industrial Development Authority, 3.125%, 2/15/2015	705,000	731,184
Joplin Industrial Development Authority, 5.500%, 2/15/2013	700,000	706,468

Kansas City Industrial Development Authority, 4.000%, 9/1/2013	1,150,000	1,162,937
Kansas City School District Building Corp., FGIC, 5.000%, 2/1/2013	600,000	603,186
Missouri Development Finance Board, 4.500%, 12/1/2012	50,000	50,000
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2013	355,000	355,930
Missouri State Health & Educational Facilities Authority, 0.695%, 12/1/2036, Call 12/7/2012 (3)	1,875,000	1,875,000
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2013	700,000	702,639
Missouri State Health & Educational Facilities Authority, AMBAC, 0.910%, 12/1/2036, Call 12/3/2012 (3)	2,950,000	2,950,000
Missouri State Health & Educational Facilities Authority, CIFG, 0.700%, 12/1/2030, Call 12/4/2012 (3)	2,800,000	2,800,000
Missouri State Health & Educational Facilities Authority, CIFG, 0.700%, 12/1/2030, Call 12/5/2012 (3)	3,375,000	3,375,000
Riverside Industrial Development Authority, 2.000%, 5/1/2013	245,000	245,323

		19,134,055
Montana - 0.0%
Gallatin County Rural Improvement District, 3.500%, 7/1/2013	130,000	130,872
Nebraska - 0.3%
Central Plains Energy Project, 3.000%, 9/1/2013	500,000	507,600
Central Plains Energy Project, 4.000%, 9/1/2014	700,000	733,369
Lincoln County Hospital Authority No. 1, 4.000%, 11/1/2019	745,000	834,519

		2,075,488
Nevada - 0.3%
City of North Las Vegas, NATL-RE, 4.000%, 10/1/2013	750,000	764,693
City of Reno, 5.000%, 6/1/2013	100,000	101,501
County of Clark, 4.500%, 8/1/2013	1,050,000	1,072,333
County of Clark, AMBAC, 4.000%, 12/1/2012	25,000	25,000
Henderson Redevelopment Agency, AMBAC, 4.600%, 10/1/2014, Call 12/31/2012	175,000	177,079
Reno-Tahoe Airport Authority, AGM, 5.000%, 7/1/2017, Call 7/1/2015	205,000	224,233

		2,364,839
New Hampshire - 0.5%
New Hampshire Business Finance Authority, 5.375%, 5/1/2014	100,000	104,752
New Hampshire Health & Education Facilities Authority, 2.000%, 7/1/2013	705,000	711,077
New Hampshire Health & Education Facilities Authority, 3.000%, 7/1/2015	735,000	768,406
New Hampshire Health & Education Facilities Authority, 3.000%, 7/1/2016	755,000	791,821
New Hampshire Health & Education Facilities Authority, 4.000%, 7/1/2017	780,000	853,546
New Hampshire Health & Education Facilities Authority, 5.000%, 7/1/2014	215,000	217,567
New Hampshire Health & Education Facilities Authority, NATL-RE FGIC, 5.000%, 10/1/2013	100,000	103,132
New Hampshire University System, 2.250%, 7/15/2013	215,000	215,611

		3,765,912
New Jersey - 7.2%
Austin Trust, FSA, 0.340%, 5/1/2027, Call 11/1/2017 (3) (5) (6)	3,385,000	3,385,000
Camden County Municipal Utilities Authority, NATL-RE FGIC, 0.000%, 9/1/2015	185,000	174,901
Casino Reinvestment Development Authority, NATL-RE, 5.000%, 6/1/2014	390,000	414,075
City of Millville, 2.000%, 7/15/2015	1,385,000	1,416,993
City of Millville, 2.000%, 7/15/2016	150,000	153,960
City of Perth Amboy, 3.000%, 2/1/2013	250,000	250,945
New Jersey Economic Development Authority, 0.430%, 11/1/2040, Call 12/6/2012 (3)	6,235,000	6,235,000
New Jersey Economic Development Authority, 0.430%, 11/1/2040, Call 12/6/2012 (3)	5,000,000	5,000,000
New Jersey Economic Development Authority, 0.440%, 11/1/2031, Call 12/5/2012 (3)	8,265,000	8,265,000
New Jersey Economic Development Authority, 0.930%, 3/1/2036, Call 12/6/2012 (3)	6,150,000	6,150,000
New Jersey Economic Development Authority, 0.930%, 5/1/2036, Call 12/6/2012 (3)	8,715,000	8,715,000
New Jersey Economic Development Authority, 1.860%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,067,950
New Jersey Economic Development Authority, AGM, 5.000%, 9/1/2014 (3)	125,000	133,641
New Jersey Economic Development Authority, NATL-RE, 0.000%, 7/1/2013	325,000	323,333
New Jersey Economic Development Authority, NATL-RE, 5.250%, 7/1/2016, Call 7/1/2014	150,000	161,366
New Jersey Educational Facilities Authority, AGM, 5.000%, 9/1/2013	250,000	258,397
New Jersey Health Care Facilities Financing Authority, 0.430%, 7/1/2038, Call 12/6/2012 (3)	4,500,000	4,500,000
New Jersey Health Care Facilities Financing Authority, 0.530%, 7/1/2028 (3)	300,000	300,000
New Jersey Health Care Facilities Financing Authority, 0.800%, 7/1/2018, Call 12/6/2012 (3)	100,000	100,000
New Jersey Health Care Facilities Financing Authority, 3.250%, 7/1/2016	515,000	547,893
New Jersey Health Care Facilities Financing Authority, 5.000%, 1/1/2013	1,000,000	1,002,690
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2013	2,000,000	2,049,020
New Jersey Transportation Trust Fund Authority, FGIC, 0.760%, 12/15/2030 (3)	1,260,000	1,260,000
Pequannock River Basin Regional Sewerage Authority, 3.000%, 12/1/2014	360,000	372,481

Pequannock River Basin Regional Sewerage Authority, 3.000%, 12/1/2015	235,000	246,038
Pequannock River Basin Regional Sewerage Authority, 3.000%, 12/1/2016	200,000	211,414
Perth Amboy Board of Education, School Bond Reserve Fund, 3.000%, 7/15/2013	500,000	504,600
Perth Amboy Board of Education, School Bond Reserve Fund, 3.000%, 7/15/2014	470,000	481,402
State of New Jersey, NATL-RE, 4.750%, 6/15/2013, Call 12/31/2012	100,000	100,282
Township of Lyndhurst, NATL-RE FGIC, 4.700%, 5/1/2014, Call 12/31/2012	25,000	25,064

		55,806,445
New Mexico - 0.5%
New Mexico Finance Authority, 1.875%, 6/1/2014	500,000	511,465
New Mexico Finance Authority, AMBAC, 5.000%, 6/1/2021, Call 6/1/2014	1,500,000	1,602,795
New Mexico Finance Authority, AMBAC, 5.000%, 6/15/2021, Call 6/15/2015	200,000	221,084
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2019, Call 6/15/2017	1,440,000	1,710,965
New Mexico Institute of Mining & Technology, 3.000%, 7/1/2013	125,000	126,422

		4,172,731
New York - 5.0%
Albany Capital Resource Corp., 2.000%, 7/1/2013	365,000	368,460
City of New York, AGC, 0.485%, 10/1/2021, Call 12/3/2012 (3)	1,900,000	1,900,000
City of New York, AGM, 0.460%, 8/1/2026, Call 12/3/2012 (3)	2,075,000	2,075,000
City of New York, FSA, 0.470%, 1/1/2032, Call 12/7/2012 (3)	325,000	325,000
County of Rockland, 2.500%, 9/24/2013	1,000,000	1,004,110
County of Rockland, AGM, 4.000%, 5/1/2013	750,000	758,490
County of Suffolk, NATL-RE, 4.000%, 11/1/2013	285,000	293,895
Glens Falls City School District, NATL-RE State Aid Withholding, 4.375%, 6/15/2013, Call 12/31/2012	150,000	150,367
Metropolitan Transportation Authority, AGM, 0.418%, 11/1/2022, Call 12/5/2012 (3)	2,200,000	2,068,559
Metropolitan Transportation Authority, AMBAC, 0.840%, 11/15/2023 (3)	5,485,000	5,485,000
New York City Municipal Water Finance Authority, 0.220%, 6/15/2032, Call 12/15/2012 (3)	5,000,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.340%, 11/1/2022 (3)	2,515,000	2,515,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.340%, 11/1/2022 (3)	1,670,000	1,670,000
New York City Transitional Finance Authority, AGM, 0.430%, 11/1/2027, Call 12/7/2012 (3)	2,150,000	2,150,000
New York City Transitional Finance Authority, FSA, 0.380%, 11/1/2027, Call 12/6/2012 (3)	925,000	925,000
New York State Dormitory Authority, NATL-RE FGIC, 5.000%, 7/1/2013	135,000	137,822
New York State Energy Research & Development Authority, AMBAC, 0.500%, 10/1/2028, Call 12/7/2012 (3)	2,000,000	2,000,000
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.580%, 12/1/2025, Call 12/4/2012 (3) (5) (6)	6,330,000	6,330,000
South Jefferson Central School District, 1.250%, 2/22/2013	1,186,720	1,188,761
State of New York, NATL-RE FGIC, 0.180%, 2/13/2032, Call 12/6/2012 (3)	2,000,000	1,786,264
Upper Mohawk Valley Regional Water Finance Authority, 3.000%, 4/1/2016	100,000	105,945
Upper Mohawk Valley Regional Water Finance Authority, 3.000%, 4/1/2017	100,000	106,513
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	73,282
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2019	100,000	113,794

		38,531,262
North Carolina - 0.6%
County of Forsyth, 3.000%, 8/1/2013	140,000	142,586
County of New Hanover, NATL-RE, 3.500%, 9/1/2013	100,000	102,284
County of Sampson, FSA, 0.370%, 6/1/2034, Call 6/1/2017 (3)	2,500,000	2,500,000
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.280%, 11/1/2018, Call 1/4/2013 (3)	2,350,000	2,178,043

		4,922,913
North Dakota - 1.7%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2014	485,000	507,625
Barnes County North Public School District Building Authority, 4.000%, 5/1/2015	500,000	536,800
Barnes County North Public School District Building Authority, 4.000%, 5/1/2016	520,000	564,985
Barnes County North Public School District Building Authority, 4.000%, 5/1/2017	545,000	593,865
Barnes County North Public School District Building Authority, 4.000%, 5/1/2018	565,000	613,850
Barnes County North Public School District Building Authority, 4.000%, 5/1/2019	590,000	642,439
County of Burleigh, 2.500%, 7/1/2013	100,000	100,899
County of Burleigh, 2.500%, 7/1/2014	150,000	152,486
County of Burleigh, 3.000%, 7/1/2015	255,000	265,402
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	1,250,000	1,356,925
Williston Parks & Recreation District, 1.150%, 3/1/2014	200,000	200,048

Williston Parks & Recreation District, 2.000%, 3/1/2032, Call 12/17/2012	5,000,000	5,032,000
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 12/17/2012	2,460,000	2,462,189

		13,029,513
Ohio - 1.6%
Adams County/Ohio Valley Local School District, 2.000%, 12/1/2014	105,000	105,041
Bath Local School District, AGM, 1.000%, 12/1/2013	155,000	155,671
Buckeye Tobacco Settlement Financing Authority, 4.500%, 6/1/2013	1,325,000	1,347,300
Buckeye Tobacco Settlement Financing Authority, 5.000%, 6/1/2015	50,000	54,004
City of Akron, 4.000%, 12/1/2026, Call 12/1/2017	500,000	545,270
City of Akron, 4.000%, 12/1/2027, Call 12/1/2017	1,000,000	1,087,570
City of Akron Waterworks System Revenue, NATL-RE, 5.000%, 3/1/2013	300,000	302,646
City of Cleveland Airport System Revenue, 3.000%, 1/1/2013	560,000	560,711
City of Lorain, AGM, 2.000%, 12/1/2013	440,000	444,492
City of Middleburg Heights, 4.000%, 8/1/2019	720,000	807,394
City of Newark, 1.250%, 7/31/2013	900,000	904,716
City of Parma, AMBAC, 5.450%, 12/1/2014	270,000	281,372
Marysville Exempted Village School District, AMBAC, 0.000%, 12/1/2012	200,000	200,000
Montpelier Exempted Village School District, School District Credit Program, 0.000%, 12/1/2014	150,000	145,550
Montpelier Exempted Village School District, School District Credit Program, 0.000%, 12/1/2015	145,000	137,846
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 0.310%, 3/1/2016 (3)	3,850,000	3,850,000
Parma City School District, NATL-RE, 3.500%, 12/1/2012	50,000	50,000
Parma City School District, NATL-RE, 4.000%, 12/1/2012	100,000	100,000
Warrensville Height City School District, NATL-RE FGIC, 7.000%, 12/1/2013	1,050,000	1,107,225

		12,186,808
Oklahoma - 0.3%
Oklahoma County Finance Authority, 4.000%, 3/1/2018	1,750,000	1,974,315
Stephens County Educational Facilities Authority, 2.000%, 9/1/2013	115,000	115,887
Stephens County Educational Facilities Authority, 2.000%, 9/1/2014	100,000	101,545
Stephens County Educational Facilities Authority, 3.000%, 9/1/2014	170,000	174,743
Stephens County Educational Facilities Authority, 3.000%, 9/1/2015	160,000	165,889

		2,532,379
Oregon - 1.3%
City of Sutherlin, 1.400%, 11/15/2013, Call 5/15/2013	1,000,000	1,000,700
County of Gilliam, 2.000%, 9/2/2014 (3)	2,550,000	2,615,331
Klamath Falls Intercommunity Hospital Authority, 4.000%, 9/1/2014	355,000	371,610
Klamath Falls Intercommunity Hospital Authority, 5.000%, 9/1/2018	1,195,000	1,370,964
Port of Morrow, 0.680%, 2/1/2027, Call 12/5/2012 (3)	4,360,000	4,360,000
Treasure Valley Community College District, AMBAC, 4.500%, 6/1/2017, Call 6/1/2015	430,000	458,784
Treasure Valley Community College District, AMBAC, 4.500%, 6/1/2019, Call 6/1/2015	300,000	320,460

		10,497,849
Pennsylvania - 5.3%
Allegheny County Hospital Development Authority, 1.210%, 8/1/2013, Call 2/1/2013 (3)	2,000,000	2,002,520
Berks County Municipal Authority, 0.960%, 5/1/2037, Call 12/6/2012 (3)	2,110,000	2,110,000
City of Allentown, AGC, 3.125%, 8/15/2014	440,000	455,290
City of Philadelphia Gas Works Revenue, AMBAC, 5.000%, 10/1/2014	200,000	215,618
City of Pittsburgh, 2.000%, 9/1/2013	1,430,000	1,444,314
City of Pittsburgh, 4.000%, 9/1/2015	475,000	508,725
County of Blair, AMBAC, 5.375%, 8/1/2013	270,000	277,622
County of Lehigh, AGM, 5.000%, 7/1/2015	480,000	525,418
Delaware Valley Regioinal Financial Authority, 0.320%, 12/1/2020, Call 12/3/2012 (3)	1,000,000	1,000,000
Delaware Valley Regional Financial Authority, 0.300%, 6/1/2042, Call 12/5/2012 (3)	550,000	550,000
Harrisburg Authority, AGM, 5.000%, 12/1/2013 (3)	2,535,000	2,537,890
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	2,000,000	2,007,040
Hermitage Municipal Authority, NATL-RE, 3.650%, 2/1/2014, Call 12/31/2012	200,000	200,410
Luzerne County Industrial Development Authority, 1.750%, 2/1/2029, Call 12/5/2012 (3)	8,500,000	8,500,000
Montgomery County Industrial Development Authority, 5.000%, 11/15/2015	1,000,000	1,105,620
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	1,000,000	1,128,640
Norristown Area School District, 3.000%, 10/1/2013	1,070,000	1,080,860
Norristown Area School District, 3.000%, 10/1/2014	785,000	800,378
Northern Tioga School District, AGM, 3.750%, 4/1/2013, Call 12/31/2012	250,000	250,603
Pennsylvania Economic Development Financing Authority, 3.000%, 12/3/2012 (3)	105,000	105,000
Pennsylvania Higher Educational Facilties Authority, 2.250%, 7/1/2013	225,000	227,052

Pennsylvania Higher Educational Facilties Authority, 2.500%, 7/1/2014	615,000	628,481
Pennsylvania Housing Finance Agency, 2.500%, 10/1/2016	130,000	135,847
Philadelphia Parking Authority, 5.000%, 9/1/2013	125,000	128,510
Pittsburgh Public Parking Authority, AMBAC, 5.000%, 12/1/2012	400,000	400,000
Pittsburgh Public Parking Authority, NATL-RE FGIC, 0.000%, 12/1/2014	300,000	285,816
Pittsburgh Public Parking Authority, NATL-RE FGIC, 0.000%, 12/1/2015	725,000	671,720
Pittsburgh Water & Sewer Authority, AGM, 0.290%, 9/1/2040, Call 12/6/2012 (3)	3,000,000	3,000,000
Pittsburgh Water & Sewer Authority, NATL-RE FGIC, 6.500%, 9/1/2013	55,000	56,812
Puttable Floating Option Tax-Exempt Receipts, FGIC State Aid Withholding, 0.810%, 6/1/2034 (3)	7,000,000	7,000,000
South Fork Municipal Authority, 4.000%, 7/1/2013	550,000	559,834
State Public School Building Authority, AGM, 2.000%, 10/15/2014	250,000	253,808
State Public School Building Authority, AGM, 3.000%, 10/15/2015	210,000	219,992
Tioga County Industrial Development Authority, 3.000%, 3/1/2014	1,000,000	1,015,360

		41,389,180
Puerto Rico - 0.6%
Commonwealth of Puerto Rico, 5.500%, 7/1/2013	100,000	102,648
Government Development Bank for Puerto Rico, 5.000%, 12/1/2012	550,000	550,000
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.500%, 7/1/2013	65,000	66,965
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 5.000%, 4/1/2015	2,000,000	2,122,760
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2015	1,400,000	1,505,070
Puerto Rico Municipal Finance Agency, AGM, 3.900%, 8/1/2014	200,000	207,984
Puerto Rico Municipal Finance Agency, AGM, 5.000%, 8/1/2013	150,000	154,069

		4,709,496
South Carolina - 0.5%
City of Rock Hill, AGM, 2.000%, 1/1/2014	375,000	380,644
City of Rock Hill, AGM, 3.000%, 1/1/2015	320,000	333,024
Kershaw County School District, AGC, 5.000%, 12/1/2014	100,000	109,250
Newberry Investing in Children’s Education, 5.250%, 12/1/2015	295,000	322,860
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2013	410,000	413,903
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2013	755,000	771,300
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2014	1,085,000	1,119,590
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	300,000	313,761
Piedmont Municipal Power Agency, AMBAC, 0.000%, 1/1/2015	90,000	73,202
Spartanburg County Regional Health Services District, 3.000%, 4/15/2014	315,000	323,581

		4,161,115
South Dakota - 1.0%
Puttable Floating Option Tax-Exempt Receipts, 0.800%, 12/1/2022 (3)	7,000,000	7,000,000
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2013	300,000	305,931
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2015	355,000	373,293
South Dakota Housing Development Authority, AGM, 4.300%, 11/1/2013, Call 12/31/2012	95,000	95,140

		7,774,364
Tennessee - 1.0%
Franklin Public Building Authority, 0.480%, 6/1/2037, Call 12/3/2012 (3)	7,000,000	7,000,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 3.000%, 11/1/2016	510,000	535,143
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	320,000	345,910

		7,881,053
Texas - 7.6%
Andrews County Hospital District, 2.000%, 3/15/2014	525,000	531,846
Andrews County Hospital District, 2.000%, 3/15/2015	870,000	887,365
Brazoria County Municipal Utility District No. 21, RADIAN, 4.700%, 9/1/2019, Call 9/1/2013	125,000	127,496
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2013	380,000	385,696
Cinco Municipal Utility District No. 1, NATL-RE FGIC, 3.750%, 12/1/2012	225,000	225,000
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	3,165,000	3,306,634
City of DeSoto, NATL-RE, 5.000%, 2/15/2021, Call 2/15/2013	295,000	297,446
City of Galveston Wharves & Terminal Revenue, 4.000%, 2/1/2014	710,000	731,328
City of Galveston Wharves & Terminal Revenue, 4.000%, 2/1/2015	500,000	524,445
City of Houston, 5.000%, 9/1/2032, Call 9/1/2013	5,150,000	5,286,063
City of Weslaco, NATL-RE FGIC, 4.375%, 2/15/2015, Call 2/15/2013	150,000	150,878
Clifton Higher Education Finance Corp., 3.750%, 8/15/2016	485,000	515,070
County of Jones, 3.000%, 9/1/2014	155,000	159,813

County of Jones, 3.000%, 9/1/2015	85,000	88,547
County of Jones, 4.000%, 9/1/2016	165,000	179,439
Dallas Independent School District, 5.000%, 2/15/2014	895,000	943,786
Denton Independent School District, PSF, 0.690%, 8/15/2022, Call 8/15/2016 (3)	4,235,000	4,235,000
Fort Bend County Municipal Utility District No. 118, AGM, 2.000%, 9/1/2013	65,000	65,573
Fort Bend County Municipal Utility District No. 118, AGM, 2.000%, 9/1/2014	65,000	66,050
Gulf Coast Industrial Development Authority, 0.950%, 11/1/2019, Call 12/1/2012 (3)	2,350,000	2,350,000
Harris County Health Facilities Development Corp., 0.690%, 7/1/2027 (3)	6,965,000	6,965,000
Harris County Health Facilities Development Corp., AGM, 0.440%, 7/1/2031, Call 12/6/2012 (3)	50,000	50,000
Harris County Health Facilities Development Corp., AGM, 0.480%, 7/1/2031, Call 12/6/2012 (3)	2,700,000	2,700,000
Harris County Health Facilities Development Corp., NATL-RE, 5.375%, 10/1/2013, Call 12/31/2012	200,000	200,734
Harris County Municipal Utility District No. 1, AGM, 3.000%, 9/1/2013	175,000	177,699
Harris County Municipal Utility District No. 276, AGM, 2.000%, 9/1/2013	80,000	80,735
Harris County Municipal Utility District No. 276, AGM, 2.000%, 9/1/2014	215,000	218,659
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2014	25,000	25,386
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2015	125,000	127,041
Harris Montgomery Counties Municipal Utility District No. 386, 5.000%, 9/1/2015	290,000	311,138
Harrison County Health Facilities Development Corp., 4.000%, 7/1/2013	180,000	183,208
Hidalgo County Health Services Corp., 5.000%, 8/15/2013	505,000	517,903
Horsepen Bayou Municipal Utility District, AGM, 3.000%, 3/1/2013	300,000	301,563
Lancaster Independent School District, AGM, 0.000%, 2/15/2015	1,200,000	1,171,968
Lubbock Health Facilities Development Corp., 5.000%, 7/1/2013	500,000	512,720
Matagorda County Navigation District No. 1, NATL-RE, 4.000%, 10/15/2015, Call 10/15/2013 (3)	275,000	284,490
Midtown Redevelopment Authority, 3.000%, 1/1/2013	560,000	560,734
Midtown Redevelopment Authority, 4.000%, 1/1/2014	170,000	174,797
North Texas Health Facilities Development Corp., AGM, 5.000%, 9/1/2015	180,000	197,246
North Texas Tollway Authority, 5.000%, 1/1/2013 (3)	600,000	602,076
North Texas Tollway Authority, 6.000%, 1/1/2020, Call 1/1/2018	250,000	304,472
Northwest Harris County Municipal Utility District No. 19, AGM, 5.500%, 10/1/2013	100,000	103,750
Paseo De La Resaca Municipal Utility District No. 3, 0.000%, 9/1/2013	300,000	295,836
Puttable Floating Option Tax-Exempt Receipts, FSA, 0.690%, 12/1/2028 (3)	1,368,000	1,368,000
Rib Floater Trust Various States, 0.410%, 3/1/2043, Call 3/1/2022 (3) (5) (6)	5,000,000	5,000,000
Round Rock Transportation System Development Corp., NATL-RE, 4.000%, 8/15/2018, Call 8/15/2015	100,000	107,594
Round Rock Transportation System Development Corp., NATL-RE, 4.125%, 8/15/2019, Call 8/15/2015	150,000	162,096
Sam Rayburn Municipal Power Agency, 5.000%, 10/1/2014	1,515,000	1,624,141
State of Texas, 5.500%, 8/1/2016, Call 12/31/2012	900,000	903,438
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2014	200,000	216,272
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2014 (4)	1,000,000	1,081,780
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2015 (4)	1,500,000	1,652,490
Texas Public Finance Authority, NATL-RE, 0.000%, 2/1/2013	505,000	503,909
Texas Transportation Commission, 0.550%, 4/1/2026, Call 12/5/2012 (3)	7,000,000	7,000,000
Texas Transportation Commission, 1.250%, 2/15/2015 (3)	2,000,000	2,006,480
Texas Transportation Commission, 2.750%, 2/15/2013 (3)	625,000	628,094

		59,378,924
Utah - 0.4%
County of Box Elder, 0.520%, 4/1/2028, Call 12/3/2012 (3)	3,000,000	3,000,000
Vermont - 0.9%
Vermont Housing Finance Agency, 1.850%, 7/1/2037, Call 12/6/2012 (3)	6,900,000	6,900,000
Virginia - 0.1%
Broadway Industrial Development Authority, 4.100%, 4/1/2013	210,000	212,004
Roanoke Economic Development Authority, AGM, 5.000%, 7/1/2017 (3)	415,000	474,797

		686,801
Washington - 0.1%
King County Public Hospital District No. 2, 4.750%, 12/1/2012	175,000	175,000
Washington Health Care Facilities Authority, FHA, 5.250%, 8/1/2015	475,000	508,345
Washington Higher Education Facilities Authority, 3.000%, 10/1/2014	100,000	103,620
Washington Higher Education Facilities Authority, 3.000%, 10/1/2015	170,000	177,982

		964,947
West Virginia - 0.2%
City of Princeton, 4.000%, 5/1/2015	1,215,000	1,258,424

Wisconsin - 1.8%
City of Menasha, 4.400%, 9/1/2017, Call 9/1/2015	100,000	100,455
City of Menasha, 4.600%, 9/1/2021, Call 9/1/2014	165,000	158,892
City of Menasha, AMBAC, 4.000%, 9/1/2014, Call 3/1/2013	1,000,000	964,610
City of Nekoosa, 5.350%, 7/1/2015	130,000	141,410
Park Falls Redevelopment Authority, 4.125%, 10/1/2013, Call 12/31/2012	175,000	175,189
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.000%, 12/15/2021, Call 12/15/2012	125,000	125,151
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.100%, 12/15/2029, Call 12/15/2012	125,000	125,154
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.500%, 12/15/2012	720,000	720,763
Wisconsin Center District, NATL-RE, 0.000%, 12/15/2015	135,000	127,030
Wisconsin Health & Educational Facilities Authority, 0.290%, 8/15/2034, Call 8/15/2016 (3)	4,500,000	4,500,000
Wisconsin Health & Educational Facilities Authority, 0.290%, 8/15/2034, Call 8/15/2013 (3)	3,500,000	3,500,000
Wisconsin Health & Educational Facilities Authority, 2.500%, 10/15/2013	500,000	508,060
Wisconsin Health & Educational Facilities Authority, 2.500%, 10/15/2015	180,000	186,251
Wisconsin Health & Educational Facilities Authority, 3.000%, 8/15/2013	505,000	510,065
Wisconsin Health & Educational Facilities Authority, 4.750%, 8/15/2014 (3)	1,000,000	1,061,270
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2013	115,000	118,648
Wisconsin Health & Educational Facilities Authority, 5.000%, 10/15/2017	225,000	259,612
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2021, Call 8/15/2018	150,000	177,469
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2013	235,000	244,513
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2014	140,000	150,567

		13,855,109
Wyoming - 0.1%
Teton County Hospital District, 2.200%, 12/1/2012	200,000	200,000
Teton County Hospital District, 3.000%, 12/1/2013	250,000	255,833

		455,833

Total Municipals (identified cost $719,925,544)		722,554,089

Short-Term Investments - 7.4%

Mutual Funds - 0.6%
BMO Tax-Free Money Market Fund, Class I, 0.203% (10)	4,767,980	4,767,980

Short-Term Municipals - 6.8%

Arizona - 0.0%
Maricopa County Elementary School District No. 62 Union, AGM, 2.000%, 7/1/2013	$140,000	141,046
California - 2.9%
California Community College Financing Authority, 2.000%, 6/28/2013	5,000,000	5,036,700
California School Cash Reserve Program Authority, 2.000%, 2/1/2013	3,635,000	3,641,289
California School Cash Reserve Program Authority, 2.500%, 1/31/2013	3,000,000	3,006,000
California Statewide Communities Development Authority, 2.000%, 5/15/2013 (4)	100,000	100,465
City of Monrovia, 3.125%, 6/28/2013	2,000,000	2,021,300
Delano Financing Authority, 2.000%, 2/1/2013	5,000,000	4,999,950
Kaweah Delta Health Care District, 2.000%, 6/1/2013	575,000	577,938
Stockton Unified School District, 3.000%, 7/1/2013	650,000	657,735
Sulphur Springs Union School District, 2.000%, 3/1/2013	2,460,000	2,467,478

		22,508,855
Colorado - 0.1%
Colorado Health Facilities Authority, 2.000%, 12/1/2012	235,000	235,000
Platte Valley Fire Protection District, 3.000%, 12/1/2012	100,000	100,000

		335,000
Connecticut - 0.6%
Connecticut Pollution Control, 0.450%, 2/6/2013	4,900,000	4,900,000
Florida - 0.1%
City of Port St. Lucie, 1.000%, 7/1/2013	350,000	350,000
Orlando Community Redevelopment Agency, 2.000%, 4/1/2013	250,000	251,360

		601,360
Illinois - 0.3%
Bridgeview Park District, 4.000%, 12/1/2012	535,000	535,000

DeKalb, Kane & LaSalle Counties Community College District No. 523 Kishwankee, 2.000%, 2/1/2013	155,000	155,339
Saint Clair County School District No. 189 East St. Louis, 2.000%, 1/1/2013	250,000	250,080
State of Illinois, 5.000%, 1/1/2013	1,000,000	1,003,240

		1,943,659

Indiana - 0.1%
Lake Central Multi-District School Building Corp., 1.000%, 12/28/2012	700,000	700,014
Iowa - 0.7%
Iowa Higher Education Loan Authority, 3.000%, 5/16/2013	1,500,000	1,510,695
Iowa Higher Education Loan Authority, 6.000%, 5/16/2013	4,000,000	4,025,080

		5,535,775

Massachusetts - 0.1%
Massachusetts State, 0.500%, 12/14/2012	1,000,000	1,000,000
Michigan - 0.1%
City of St. Ignace Water Supply System Revenue, AGM, 2.000%, 1/1/2013	175,000	175,149
River Rouge School District, Q-SBLF, 3.000%, 5/1/2013	535,000	539,799

		714,948

Mississippi - 0.8%
Claiborne County, 0.550%, 2/14/2013, 0.550%, 2/14/2013	6,245,000	6,245,000
Missouri - 0.2%
Missouri State Health & Educational Facilities Authority, 3.000%, 4/25/2013	1,300,000	1,305,746
New Jersey - 0.0%
City of Millville, 1.000%, 1/15/2013	240,000	240,106
New York - 0.6%
Addison Central School District, State Aid Withholding, 2.000%, 6/1/2013	450,000	452,583
Cayuga County Water & Sewer Authority, 2.000%, 3/26/2013, Call 12/11/2012	500,000	500,465
Lackawanna City School District, State Aid Withholding, 2.000%, 3/1/2013	190,000	190,561
Nassau Health Care Corp., AGC, 3.125%, 12/15/2012	3,000,000	3,002,970
Town of Ramapo, 2.000%, 6/15/2013	685,000	690,555

		4,837,134

Ohio - 0.1%
Adams County/Ohio Valley Local School District, 1.150%, 12/1/2012	170,000	170,000
City of Springfield, 2.000%, 12/1/2012	260,000	260,000
Jefferson County, AGC, 1.000%, 12/1/2012	150,000	150,000

		580,000

Oregon - 0.1%
Astoria Hospital Facilities Authority, 3.000%, 8/1/2013	930,000	941,197
Washington - 0.0%
Washington State Housing Finance Commission, FHLMC, 0.700%, 7/1/2013	135,000	135,000

Total Short-Term Municipals		52,664,840

Total Short-Term Investments (identified cost $57,424,744)		57,432,820

Total Investments - 100.3% (identified cost $777,350,288)		779,986,909
Other Assets and Liabilities - (0.3)%		(2,482,250)

Total Net Assets - 100.0%		$777,504,659

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 10.4%

Arizona - 3.1%
Phoenix Civic Improvement Corp., 0.000%, 7/1/2019 (13)	$100,000	$118,067
Georgia - 1.4%
Fulton County Development Authority, 5.000%, 3/15/2016	50,000	55,440
Illinois - 3.3%
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	126,104
Pennsylvania - 2.6%
Pennsylvania Economic Development Financing Authority, 1.750%, 12/1/2015	100,000	100,000

Total Municipals (identified cost $397,317)		399,611

Short-Term Investments - 11.7%

Mutual Funds - 11.7%
BMO Tax-Free Money Market Fund, Class I, 0.203% (10)	451,000	451,000

Total Short-Term Investments (identified cost $451,000)		451,000

Total Investments - 22.1% (identified cost $848,317)		850,611
Other Assets and Liabilities - 77.9%		3,002,683

Total Net Assets - 100.0%		$3,853,294

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 3.8%

Automobiles - 2.2%
Ally Auto Receivables Trust, Class A3, (Series 2011-5), 0.990%, 11/16/2015	$375,000	$377,442
AmeriCredit Auto Receivables Trust, Class B, (Series 2012-3), 1.590%, 7/10/2017	1,855,000	1,878,989
CarNow Auto Receivables Trust, Class A, (Series 2012-1A), 2.090%, 1/15/2015 (5) (6)	613,153	613,488
Honda Auto Receivables Owner Trust, Class A3, (Series 2010-2), 1.340%, 3/18/2014	102,577	102,864
Wheels LLC, Class A2, (Series 2012-1), 1.190%, 3/20/2021 (5) (6)	1,450,000	1,458,458

		4,431,241
Credit Cards - 0.5%
GE Capital Credit Card Master Note Trust, Class A, (Series 2010-3), 2.210%, 6/15/2016	1,000,000	1,009,770
Other Financial - 1.1%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.448%, 4/25/2037 (3) (5) (6)	656,626	317,834
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.915%, 10/25/2023 (3) (5) (6)	1,945,000	1,954,725

		2,272,559

Total Asset-Backed Securities (identified cost $8,008,001)		7,713,570

Collateralized Mortgage Obligations - 3.6%

Private Sponsor - 3.6%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.508%, 5/20/2036 (3)	482,655	472,650
Chase Mortgage Finance Corp., Class A3, (Series 2006-S4), 6.000%, 12/25/2036	300,067	303,983
First Horizon Asset Securities, Inc., Class 1A1, (Series 2005-1), 5.000%, 3/25/2035	35,585	35,536
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.962%, 10/25/2035 (3)	345,667	339,066
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.740%, 10/15/2054 (3) (5) (6)	1,348,392	1,362,182
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	715,384	725,840
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.389%, 4/25/2037 (3)	40,122	35,947
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	506,107	525,691
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.837%, 11/25/2034 (3)	1,116,544	1,118,081
Springleaf Mortgage Loan Trust, Class A, (Series 2012-1A), 2.667%, 9/25/2057 (3) (5) (6)	820,432	830,666
Springleaf Mortgage Loan Trust, Class A, (Series 2012-2A), 2.220%, 10/25/2057 (3) (5) (6)	927,922	937,201
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 2.616%, 5/25/2036 (3)	434,671	383,268
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.724%, 4/25/2036 (3)	171,540	157,641

Total Collateralized Mortgage Obligations (identified cost $7,012,597)		7,227,752

Commercial Mortgage Securities - 9.8%

Private Sponsor - 9.8%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2007-4), 5.987%, 2/10/2051 (3)	1,688,207	1,785,071
Banc of America Commercial Mortgage, Inc., Class A3, (Series 2007-1), 5.449%, 1/15/2049	872,807	898,335
Bear Stearns Commercial Mortgage Securities, Class A3, (Series 2007-PW17), 5.736%, 6/11/2050	1,120,179	1,169,270
Bear Stearns Commercial Mortgage Securities, Class AAB, (Series 2007-T28), 5.746%, 9/11/2042	1,430,157	1,547,507
COBALT CMBS Commercial Mortgage Trust, Class A3, (Series 2007-C3), 5.996%, 5/15/2046 (3)	1,500,000	1,603,889
Greenwich Capital Commercial Funding Corp., Class A3, (Series 2005-GG3), 4.569%, 8/10/2042	832,870	835,248
GS Mortgage Securities Corp. II, Class A3, (Series 2007-EOP), 1.456%, 3/6/2020 (3) (5) (6)	1,950,000	1,954,506
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2007-LD12), 5.827%, 2/15/2051	370,708	380,713

JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,560,921
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	499,894	522,205
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C4), 6.038%, 6/15/2032 (3)	1,243,558	1,315,078
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	778,553	833,595
LB-UBS Commercial Mortgage Trust, Class C, (Series 2004-C4), 5.446%, 6/15/2036 (3)	1,180,000	1,248,635
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A2, (Series 2006-2), 5.878%, 6/12/2046 (3)	205,689	206,830
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class ASB, (Series 2006-2), 6.064%, 6/12/2046 (3)	478,757	512,578
Morgan Stanley Capital I, Inc., Class A4, (Series 2007-IQ15), 6.075%, 6/11/2049 (3)	1,510,000	1,797,898
Wachovia Bank Commercial Mortgage Trust, Class AMFX, (Series 2005-C20), 5.179%, 7/15/2042 (3)	1,528,000	1,677,525

Total Commercial Mortgage Securities (identified cost $19,521,615)		19,849,804

Corporate Bonds & Notes - 53.3%

Agriculture - 1.0%
British American Tobacco International Finance PLC, 1.400%, 6/5/2015 (5) (6)	2,000,000	2,022,332
Apparel - 0.5%
VF Corp., 1.062%, 8/23/2013 (3)	1,000,000	1,005,668
Auto Manufacturers - 0.4%
Volkswagen International Finance NV, 1.875%, 4/1/2014 (5) (6)	870,000	881,337
Banks - 11.1%
Abbey National Treasury Services PLC/London, 1.893%, 4/25/2014 (3)	1,070,000	1,067,965
Ally Financial Inc., 7.500%, 12/31/2013	528,000	560,340
ANZ National Int’l, Ltd., 1.850%, 10/15/2015 (5) (6)	1,500,000	1,530,846
Bank of America Corp., 7.375%, 5/15/2014	1,300,000	1,412,142
Bank of New York Mellon Corp., 1.700%, 11/24/2014 (1)	1,625,000	1,659,915
BBVA U.S. Senior SAU, 4.664%, 10/9/2015	2,000,000	2,037,054
Capital One Financial Corp., 6.250%, 11/15/2013	1,300,000	1,368,893
Citigroup, Inc., 6.000%, 12/13/2013	1,500,000	1,578,835
Credit Suisse New York, 5.500%, 5/1/2014	675,000	719,593
Goldman Sachs Group, Inc., 5.125%, 1/15/2015 (1)	1,300,000	1,399,042
ING Bank, 2.000%, 9/25/2015 (5) (6)	3,000,000	3,020,661
Intesa Sanpaolo SpA/New York, 2.375%, 12/21/2012	875,000	875,010
Morgan Stanley, 2.875%, 1/24/2014	1,455,000	1,481,992
Nordea Bank AB, 3.125%, 3/20/2017 (1) (5) (6)	1,500,000	1,599,121
Royal Bank of Canada, 1.450%, 10/30/2014	775,000	787,813
U.S. Bancorp, 1.375%, 9/13/2013	1,385,000	1,394,828

		22,494,050
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc., 1.500%, 7/14/2014	925,000	939,423
Biotechnology - 1.3%
Amgen, Inc., 1.875%, 11/15/2014	1,600,000	1,638,592
Life Technologies Corp., 3.375%, 3/1/2013	1,000,000	1,004,540

		2,643,132
Chemicals - 1.0%
Ecolab, Inc., 2.375%, 12/8/2014	2,000,000	2,067,708
Computers - 0.7%
Hewlett-Packard Co., 3.000%, 9/15/2016 (1)	1,430,000	1,408,939
Diversified Financial Services - 6.1%
American Express Credit Corp., 7.300%, 8/20/2013	1,500,000	1,572,054
BlackRock, Inc., 3.500%, 12/10/2014	1,240,000	1,312,004
Caterpillar Financial Services Corp., 1.100%, 5/29/2015	1,000,000	1,010,325
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016	1,000,000	1,057,509
Ford Motor Credit Co. LLC, 4.207%, 4/15/2016	1,000,000	1,063,722
General Electric Capital Corp., 3.350%, 10/17/2016	1,475,000	1,590,507
Invesco, Ltd., 5.375%, 2/27/2013	900,000	909,747
SSIF Nevada LP, 1.040%, 4/14/2014 (3) (5) (6)	1,100,000	1,105,529
TD Ameritrade Holding Corp., 4.150%, 12/1/2014	940,000	1,003,458
Woodside Finance, Ltd., 4.500%, 11/10/2014 (5) (6)	1,500,000	1,590,465

		12,215,320

Electric - 3.4%
Alliant Energy Corp., 4.000%, 10/15/2014	2,350,000	2,483,010
Appalachian Power Co., 3.400%, 5/24/2015	1,970,000	2,090,156
Entergy Corp., 3.625%, 9/15/2015	1,000,000	1,052,357
NextEra Energy Capital Holdings, Inc., 1.200%, 6/1/2015	1,250,000	1,257,760

		6,883,283

Electronics - 0.6%
Thermo Fisher Scientific, Inc., 1.850%, 1/15/2018 (1)	1,250,000	1,275,909
Engineering & Construction - 0.5%
ABB Finance USA, Inc., 1.625%, 5/8/2017 (1)	1,000,000	1,016,178
Food - 1.0%
Kraft Foods Group, Inc., 1.625%, 6/4/2015 (1) (5) (6)	2,000,000	2,032,392
Healthcare-Products - 1.3%
Boston Scientific Corp., 4.500%, 1/15/2015	1,200,000	1,279,772
Zimmer Holdings, Inc., 1.400%, 11/30/2014	1,300,000	1,310,841

		2,590,613

Healthcare-Services - 1.0%
WellPoint, Inc., 1.250%, 9/10/2015	2,000,000	2,019,224
Home Furnishings - 0.6%
Whirlpool Corp., 5.500%, 3/1/2013	1,150,000	1,163,488
Insurance - 2.8%
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5) (6)	477,000	485,933
HSB Group, Inc., 1.250%, 7/15/2027 (3)	2,430,000	1,860,165
MetLife Institutional Funding II, 1.254%, 4/4/2014 (3) (5) (6)	870,000	878,282
MetLife, Inc., 5.000%, 11/24/2013	1,355,000	1,413,799
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015 (5) (6)	950,000	987,580

		5,625,759

Internet - 0.9%
Amazon.com, Inc., 0.650%, 11/27/2015	1,830,000	1,827,469
Iron/Steel - 0.6%
ArcelorMittal, 5.375%, 6/1/2013	1,200,000	1,218,545
Media - 1.5%
Comcast Corp., 5.850%, 11/15/2015	1,400,000	1,599,727
DIRECTV Holdings LLC, 3.125%, 2/15/2016	1,255,000	1,320,049

		2,919,776

Mining - 2.4%
Anglo American Capital PLC, 2.150%, 9/27/2013 (5) (6)	1,250,000	1,259,165
Anglo American Capital PLC, 2.625%, 9/27/2017 (5) (6)	2,000,000	2,029,482
Xstrata Finance Canada, Ltd., 1.800%, 10/23/2015 (5) (6)	1,635,000	1,643,386

		4,932,033

Office/Business Equipment - 0.5%
Xerox Corp., 1.799%, 9/13/2013 (3)	980,000	987,012
Oil & Gas - 1.5%
BP Capital Markets PLC, 0.700%, 11/6/2015	1,575,000	1,571,957
Petrobras International Finance Co. - Pifco, 2.875%, 2/6/2015 (1)	1,500,000	1,547,530

		3,119,487

Oil & Gas Services - 1.5%
National Oilwell Varco, Inc., 1.350%, 12/1/2017	2,000,000	2,026,348
Schlumberger Norge AS, 1.250%, 8/1/2017 (5) (6)	1,000,000	1,003,701

		3,030,049

Pharmaceuticals - 2.3%
AbbVie, Inc., 1.750%, 11/6/2017 (5) (6)	1,670,000	1,695,453
Express Scripts Holding Co., 2.100%, 2/12/2015 (5) (6)	1,500,000	1,530,765
Takeda Pharmaceutical Co., Ltd., 1.031%, 3/17/2015 (1) (5) (6)	1,435,000	1,442,126

		4,668,344

Pipelines - 1.1%
Enterprise Products Operating LLC, 5.650%, 4/1/2013	1,500,000	1,522,182
Enterprise Products Operating LLC, 6.375%, 2/1/2013	610,000	614,891

		2,137,073

Real Estate Investment Trusts - 1.8%
HCP, Inc., 2.700%, 2/1/2014	1,610,000	1,639,019
Health Care REIT, Inc., 2.250%, 3/15/2018 (4)	2,000,000	2,002,074

		3,641,093

Retail - 0.8%
Walgreen Co., 1.000%, 3/13/2015	1,680,000	1,683,501
Software - 0.9%
Oracle Corp., 1.200%, 10/15/2017 (1)	1,725,000	1,730,855
Telecommunications - 3.2%
AT&T, Inc., 5.100%, 9/15/2014	760,000	820,027
British Telecommunications PLC, 2.000%, 6/22/2015 (1)	1,000,000	1,028,992
Cellco Partnership / Verizon Wireless Capital LLC, 5.550%, 2/1/2014	1,545,000	1,627,106
Telefonica Emisiones SAU, 2.582%, 4/26/2013	950,000	955,937
Verizon Communications, Inc., 2.000%, 11/1/2016	750,000	780,766
Vodafone Group PLC, 5.000%, 12/16/2013	1,125,000	1,175,967

		6,388,795

Transportation - 0.5%
CSX Corp., 5.750%, 3/15/2013	1,000,000	1,014,389

Total Corporate Bonds & Notes (identified cost $106,229,264)		107,583,176

Municipals - 4.4%

Illinois - 1.3%
Illinois Finance Authority, 0.550%, 4/1/2013 (3)	1,000,000	1,000,000
State of Illinois, 4.071%, 1/1/2014	1,525,000	1,575,813

		2,575,813

Indiana - 0.8%
Indianapolis Local Public Improvement Bond Bank, 0.650%, 4/1/2030, Call 12/31/2012 (3)	1,600,000	1,600,000
Michigan - 0.1%
County of Wayne, 5.000%, 9/15/2013	210,000	211,249
Minnesota - 0.6%
Tobacco Securitization Authority, 2.643%, 3/1/2014	1,250,000	1,286,025
New York - 0.4%
City of New York, 1.620%, 12/1/2012	790,000	790,000
Pennsylvania - 0.9%
Philadelphia Authority for Industrial Development, 1.200%, 4/1/2014	1,800,000	1,805,418
Wisconsin - 0.3%
Wisconsin Housing & Economic Development Authority, GO, 1.000%, 3/1/2038, Call 12/3/2012 (3)	525,000	525,000

Total Municipals (identified cost $8,704,166)		8,793,505

Mutual Funds - 3.3%
Eaton Vance Institutional Senior Loan Fund, 4.700% (8)	326,711	2,995,940
Fidelity Floating Rate High Income Fund, 3.200%	372,038	3,694,339

Total Mutual Funds (identified cost $6,422,183)		6,690,279

U.S. Government & U.S. Government Agency Obligations - 16.0%

Federal Home Loan Bank - 0.5%
0.875%, 12/27/2013 (1)	$1,000,000	1,007,148

Federal Home Loan Mortgage Corporation - 3.9%
0.500%, 4/17/2015 (1)	1,625,000	1,632,574
0.625%, 12/29/2014 (1)	1,505,000	1,515,321
0.750%, 11/25/2014 (1)	1,500,000	1,514,378
2.875%, 2/9/2015 (1)	3,000,000	3,167,688

		7,829,961
Federal National Mortgage Association - 2.3%
0.375%, 12/28/2012 (1)	1,500,000	1,500,301
0.650%, 5/29/2015 (1)	2,000,000	2,002,940
1.125%, 6/27/2014	1,100,000	1,115,375

		4,618,616
U.S. Treasury Bonds & Notes - 9.3%
0.500%, 7/31/2017 (1)	3,000,000	2,991,330
0.625%, 5/31/2017 (1)	1,590,000	1,596,832
1.000%, 9/30/2016 (1)	2,000,000	2,042,970
1.125%, 5/31/2019 (1)	3,000,000	3,037,734
1.250%, 8/31/2015 (1)	3,000,000	3,077,109
1.375%, 11/30/2015 (1)	1,500,000	1,546,172
1.500%, 6/30/2016 (1)	1,950,000	2,025,867
1.750%, 7/31/2015	1,000,000	1,038,203
1.750%, 5/31/2016 (1)	1,500,000	1,570,665

		18,926,882

Total U.S. Government & U.S. Government Agency Obligations (identified cost $32,109,178)		32,382,607

U.S. Government Agency-Mortgage Securities - 2.5%

Federal National Mortgage Association - 2.4%
3.110%, 5/1/2041 (3)	627,539	655,520
3.500%, 4/1/2026	393,262	417,485
4.000%, 11/1/2031	1,306,610	1,410,557
5.500%, 11/1/2033	567,670	619,153
5.500%, 2/1/2034	430,424	473,361
5.500%, 8/1/2037	1,052,249	1,150,639
7.000%, 12/1/2015	23,344	24,975
7.500%, 9/1/2015	36,809	39,283
9.500%, 12/1/2024	33,443	37,495
9.500%, 1/1/2025	14,987	15,073
9.500%, 1/1/2025	20,182	20,297
10.000%, 7/1/2020	27,873	28,643
11.000%, 12/1/2015	15	15

		4,892,496

Government National Mortgage Association - 0.1%
7.500%, 8/15/2037	117,157	145,366
9.000%, 12/15/2019	22,631	24,675

		170,041

Total U.S. Government Agency-Mortgage Securities (identified cost $4,991,205)		5,062,537

Short-Term Investments - 21.0%

Collateral Pool Investments for Securities on Loan - 16.3%
Collateral pool allocation (12)		33,025,845

Mutual Funds - 4.7%
BMO Prime Money Market Fund, Class I, 0.129% (10)	9,450,955	9,450,955

Total Short-Term Investments (identified cost $42,476,800)		42,476,800

Total Investments - 117.7% (identified cost $235,475,009)	237,780,030
Other Assets and Liabilities - (17.7)%	(35,816,447)

Total Net Assets - 100.0%	$201,963,583

Short-Intermediate Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations - 1.8%

Federal Home Loan Mortgage Corporation - 0.5%
0.958%, 7/15/2032, (Series 3652) (3)	$777,624	$783,009
Private Sponsor - 1.3%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.495%, 7/25/2037 (3)	588,974	573,131
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.740%, 10/15/2054 (3) (5) (6)	1,296,531	1,309,791
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	294,179	305,562

		2,188,484

Total Collateralized Mortgage Obligations (identified cost $2,956,561)		2,971,493

Commercial Mortgage Securities - 1.0%

Private Sponsor - 1.0%
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,560,921

Total Commercial Mortgage Securities (identified cost $1,582,335)		1,560,921

Corporate Bonds & Notes - 56.7%

Aerospace/Defense - 0.6%
Raytheon Co., 1.400%, 12/15/2014	1,000,000	1,019,665
Auto Manufacturers - 2.1%
Daimler Finance North America LLC, 1.875%, 9/15/2014 (5) (6)	1,300,000	1,319,409
Volkswagen International Finance NV, 2.875%, 4/1/2016 (5) (6)	2,000,000	2,105,072

		3,424,481

Banks - 10.5%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (1) (5) (6)	1,500,000	1,549,953
ANZ National Int’l, Ltd., 1.850%, 10/15/2015 (5) (6)	1,000,000	1,020,564
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (5) (6)	2,000,000	2,001,818
Bank of America Corp., 1.733%, 1/30/2014 (3)	1,500,000	1,514,544
Bank of America Corp., 3.750%, 7/12/2016	1,500,000	1,604,394
BBVA U.S. Senior SAU, 4.664%, 10/9/2015	1,000,000	1,018,527
Commonwealth Bank of Australia/New York, 1.900%, 9/18/2017	1,000,000	1,024,269
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.200%, 3/11/2015 (5) (6)	1,200,000	1,259,104
HSBC Bank PLC, 1.625%, 7/7/2014 (5) (6)	1,500,000	1,531,154
Nordea Bank AB, 3.125%, 3/20/2017 (5) (6)	1,500,000	1,599,121
PNC Funding Corp., 2.700%, 9/19/2016	1,000,000	1,062,514
Wells Fargo & Co., 2.625%, 12/15/2016	1,700,000	1,799,931

		16,985,893

Biotechnology - 1.3%
Gilead Sciences, Inc., 3.050%, 12/1/2016	2,000,000	2,156,022
Building Materials - 1.2%
CRH America, Inc., 6.000%, 9/30/2016	1,700,000	1,914,861
Chemicals - 1.6%
Dow Chemical Co., 3.000%, 11/15/2022	1,000,000	999,902
Valspar Corp., 4.200%, 1/15/2022	1,500,000	1,629,299

		2,629,201

Commercial Services - 0.6%
ADT Corp., 2.250%, 7/15/2017 (5) (6)	1,000,000	1,009,935

Computers - 0.8%
Hewlett-Packard Co., 2.600%, 9/15/2017 (1)	1,250,000	1,191,414
Diversified Financial Services - 3.8%
Caterpillar Financial Services Corp., 2.050%, 8/1/2016	1,500,000	1,555,401
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016	1,000,000	1,057,509
General Electric Capital Corp., 3.350%, 10/17/2016	1,400,000	1,509,634
Hyundai Capital America, 4.000%, 6/8/2017 (5) (6)	500,000	542,372
Toyota Motor Credit Corp., 1.250%, 11/17/2014	1,500,000	1,521,069

		6,185,985

Electric - 2.3%
Alliant Energy Corp., 4.000%, 10/15/2014	1,500,000	1,584,900
Duke Energy Corp., 1.625%, 8/15/2017	1,000,000	1,011,184
Entergy Corp., 3.625%, 9/15/2015	1,000,000	1,052,357

		3,648,441

Electronics - 1.7%
Koninklijke Philips Electronics NV, 3.750%, 3/15/2022	1,500,000	1,657,591
Thermo Fisher Scientific, Inc., 1.850%, 1/15/2018 (1)	1,000,000	1,020,727

		2,678,318

Engineering & Construction - 0.6%
ABB Finance USA, Inc., 1.625%, 5/8/2017 (1)	1,000,000	1,016,178
Healthcare-Products - 2.3%
Boston Scientific Corp., 4.500%, 1/15/2015	2,000,000	2,132,954
DENTSPLY International, Inc., 2.750%, 8/15/2016 (1)	1,500,000	1,565,581

		3,698,535

Healthcare-Services - 0.7%
Coventry Health Care, Inc., 5.450%, 6/15/2021	1,000,000	1,189,677
Insurance - 5.9%
Berkshire Hathaway, Inc., 1.900%, 1/31/2017	1,500,000	1,553,034
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	1,500,000	1,583,553
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5) (6)	1,000,000	1,018,727
HSB Group, Inc., 1.250%, 7/15/2027 (3)	4,000,000	3,062,000
Progressive Corp., 3.750%, 8/23/2021	1,000,000	1,107,162
Prudential Financial, Inc., 3.875%, 1/14/2015	1,100,000	1,166,591

		9,491,067

Iron/Steel - 1.3%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,030,908
Machinery-Diversified - 0.7%
Xylem, Inc./NY, 3.550%, 9/20/2016	1,000,000	1,070,949
Media - 3.5%
Comcast Corp., 3.125%, 7/15/2022 (1)	1,250,000	1,308,614
DIRECTV Holdings LLC, 3.125%, 2/15/2016	1,000,000	1,051,832
NBCUniversal Media LLC, 4.375%, 4/1/2021	1,300,000	1,478,835
Time Warner, Inc., 4.750%, 3/29/2021 (1)	1,500,000	1,737,196

		5,576,477

Mining - 2.9%
Anglo American Capital PLC, 9.375%, 4/8/2019	2,000,000	2,647,200
Xstrata Finance Canada, Ltd., 2.450%, 10/25/2017 (1) (5) (6)	2,000,000	2,020,436

		4,667,636

Office/Business Equipment - 0.6%
Xerox Corp., 1.799%, 9/13/2013 (3)	1,000,000	1,007,155
Oil & Gas - 0.8%
Statoil ASA, 1.800%, 11/23/2016	1,300,000	1,346,108
Oil & Gas Services - 1.6%
National Oilwell Varco, Inc., 2.600%, 12/1/2022	1,500,000	1,523,178
Schlumberger Norge AS, 1.250%, 8/1/2017 (5) (6)	1,000,000	1,003,701

		2,526,879

Pharmaceuticals - 2.9%
AbbVie, Inc., 2.900%, 11/6/2022 (5) (6)	500,000	511,670
Express Scripts Holding Co., 2.650%, 2/15/2017 (5) (6)	1,000,000	1,045,821
McKesson Corp., 0.950%, 12/4/2015	2,000,000	2,006,084
Takeda Pharmaceutical Co., Ltd., 1.625%, 3/17/2017 (5) (6)	1,000,000	1,019,876

		4,583,451

Pipelines - 0.6%
Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023 (1)	1,000,000	1,025,348
Semiconductors - 0.6%
Samsung Electronics America, Inc., 1.750%, 4/10/2017 (5) (6)	1,000,000	1,015,160
Telecommunications - 5.2%
AT&T, Inc., 5.100%, 9/15/2014	1,500,000	1,618,474
British Telecommunications PLC, 2.000%, 6/22/2015 (1)	1,000,000	1,028,992
Cellco Partnership / Verizon Wireless Capital LLC, 5.550%, 2/1/2014	1,500,000	1,579,715
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5) (6)	1,500,000	1,590,555
Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	1,000,000	1,038,024
Verizon Communications, Inc., 2.450%, 11/1/2022	1,500,000	1,509,075

		8,364,835

Total Corporate Bonds & Notes (identified cost $88,138,775)		91,454,579

U.S. Government & U.S. Government Agency Obligations - 24.4%

U.S. Treasury Bonds & Notes - 24.4%
0.500%, 7/31/2017 (1)	10,000,000	9,971,100
1.125%, 6/15/2013 (1)	5,000,000	5,026,565
1.250%, 1/31/2019 (1)	5,000,000	5,119,530
1.250%, 4/30/2019 (1)	5,000,000	5,105,860
1.500%, 12/31/2013 (1)	7,000,000	7,097,895
1.625%, 11/15/2022 (1)	7,000,000	7,013,125

Total U.S. Government & U.S. Government Agency Obligations (identified cost $38,879,461)		39,334,075

U.S. Government Agency-Mortgage Securities - 0.3%

Federal National Mortgage Association - 0.3%
5.500%, 8/1/2037	495,565	541,902

Total U.S. Government Agency-Mortgage Securities (identified cost $546,319)		541,902

Short-Term Investments - 47.3%

Collateral Pool Investments for Securities on Loan - 30.6%
Collateral pool allocation (12)		49,459,517
Mutual Funds - 16.7%
BMO Prime Money Market Fund, Class I, 0.129% (10)	26,975,013	26,975,013

Total Short-Term Investments (identified cost $76,434,530)		76,434,530

Total Investments - 131.5% (identified cost $208,537,981)		212,297,500
Other Assets and Liabilities - (31.5)%		(50,843,751)

Total Net Assets - 100.0%		$161,453,749

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 96.6%

Alabama - 0.7%
Alabama Board of Education, 3.000%, 6/1/2020	$340,000	$362,073
Alabama Board of Education, 3.000%, 6/1/2021	305,000	322,827
Alabama Board of Education, 4.000%, 7/1/2021	1,895,000	2,114,630
Alabama State Board of Education, 4.375%, 10/1/2017	200,000	225,060
Alabama State Board of Education, 5.000%, 10/1/2020, Call 10/1/2018	230,000	266,232
Baldwin County Board of Education, AMBAC, 5.000%, 7/1/2018, Call 7/1/2017	350,000	397,789
City of Jacksonville, AMBAC, 4.100%, 9/1/2032, Call 9/1/2015	400,000	413,284
Cullman Utilities Board, AGM, 4.375%, 9/1/2029, Call 9/1/2020	500,000	569,350
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,541,840

		9,213,085

Alaska - 0.2%
Alaska Student Loan Corp., Guaranteed Student Loans, 5.000%, 6/1/2018, Call 6/1/2015 (7)	270,000	291,759
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 12/1/2015	390,000	419,309
City of Valdez, 5.000%, 1/1/2021	1,020,000	1,260,740

		1,971,808

Arizona - 5.0%
Arizona Health Facilities Authority, 1.160%, 2/2/2015, Call 2/1/2013 (3)	6,000,000	5,953,020
Arizona Health Facilities Authority, 4.000%, 1/1/2015	225,000	234,461
Arizona Health Facilities Authority, 5.000%, 1/1/2019, Call 1/1/2017	175,000	201,577
Arizona Health Facilities Authority, 5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,611,414
Arizona Health Facilities Authority, 5.000%, 2/1/2022	1,000,000	1,182,760
Arizona School Facilities Board, 5.750%, 9/1/2019, Call 9/1/2018	800,000	976,912
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2015	1,675,000	1,777,208
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2016	250,000	269,665
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015	575,000	613,692
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	800,000	899,144
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	400,000	457,072
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013	750,000	768,398
Arizona School Facilities Board, AMBAC, 5.500%, 7/1/2014	575,000	614,980
Arizona School Facilities Board, NATL-RE FGIC, 5.000%, 9/1/2019, Call 9/1/2015	1,325,000	1,462,508
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	859,891
Arizona Sports & Tourism Authority, 4.000%, 7/1/2019	135,000	152,526
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,265,113
City of Avondale, AGM, 4.000%, 7/1/2019	190,000	216,556
City of Flagstaff, 4.250%, 10/1/2015, Call 4/1/2013	250,000	251,310
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	462,020
City of Goodyear, 5.000%, 7/1/2023, Call 7/1/2020	265,000	303,942
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	396,084
City of Kingman, 4.875%, 1/1/2014	500,000	515,220
City of Peoria, 4.000%, 7/1/2019	515,000	602,668
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	596,000
City of Tucson, NATL-RE, 5.000%, 7/1/2019	500,000	611,235
Coconino County Unified School District No. 8 Page, NATL-RE, 5.000%, 7/1/2017, Call 7/1/2014	215,000	223,434
County of Mohave, AMBAC, 5.250%, 7/1/2016, Call 7/1/2014	200,000	211,030
Eagle Mountain Community Facilities District, AGC, 4.000%, 7/1/2014	205,000	214,733
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2014	280,000	297,290
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2015	200,000	219,352
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2018	475,000	563,269
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2019, Call 7/1/2018 (3)	500,000	589,110
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2020, Call 7/1/2018 (3)	600,000	700,314
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	750,000	886,073
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	570,560
Greater Arizona Development Authority, NATL-RE, 4.500%, 8/1/2024, Call 8/1/2016	2,970,000	3,271,247

Greater Arizona Development Authority, NATL-RE, 5.000%, 8/1/2018, Call 8/1/2015	340,000	372,164
Greater Arizona Development Authority, NATL-RE, 5.000%, 8/1/2019, Call 8/1/2017	250,000	284,488
Madison Elementary School District No. 38, AGM, 4.500%, 7/1/2019	300,000	350,193
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	432,324
Maricopa County Elementary School District No. 8-Osborn, 6.000%, 7/1/2024, Call 7/1/2016	300,000	343,047
Maricopa County Industrial Development Authority, 5.250%, 7/1/2032, Call 7/1/2017	170,000	187,524
Maricopa County School District No. 21 Murphy, 7.500%, 7/1/2021, Call 7/1/2019	220,000	278,197
Maricopa County Unified School District No. 89-Dysart, 6.500%, 7/1/2020, Call 7/1/2018	900,000	1,100,304
Phoenix Civic Improvement Corp., 0.000%, 7/1/2019 (13)	250,000	295,168
Phoenix Civic Improvement Corp., 5.000%, 7/1/2020, Call 7/1/2018	600,000	707,982
Phoenix Civic Improvement Corp., 5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,234,800
Phoenix Civic Improvement Corp., BHAC, 0.000%, 7/1/2027 (13)	200,000	256,642
Phoenix Civic Improvement Corp., MBIA, 0.000%, 7/1/2041 (13)	1,685,000	2,197,762
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2021 (13)	405,000	488,110
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2032 (13)	320,000	413,766
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2034 (13)	525,000	678,269
Phoenix Industrial Development Authority, 5.200%, 7/1/2022, Call 7/1/2021	300,000	319,401
Pima County Industrial Development Authority, 5.250%, 7/1/2031, Call 7/1/2019	500,000	562,200
Pima County Industrial Development Authority, 6.375%, 7/1/2028, Call 7/1/2018	300,000	316,554
Pinal County Union High School District No. 82 Casa Grande, 5.000%, 7/1/2018	340,000	402,186
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	286,766
Rio Nuevo Multipurpose Facilities District, AGC, 6.500%, 7/15/2023, Call 7/15/2018	40,000	47,910
Salt River Project Agricultural Improvement & Power District, 5.000%, 1/1/2020, Call 1/1/2018	300,000	356,259
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	284,790
Scottsdale Industrial Development Authority, 5.250%, 9/1/2030, Call 9/1/2013	435,000	440,960
Scottsdale Municipal Property Corp., 5.000%, 7/1/2019	750,000	935,497
Scottsdale Municipal Property Corp., AMBAC, 0.000%, 7/1/2019, Call 7/1/2017 (13)	325,000	352,336
Scottsdale Preserve Authority, NATL-RE FGIC, 5.000%, 7/1/2016	750,000	858,713
State of Arizona, AGM, 5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,167,750
State of Arizona, AGM, 5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,950,550
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2017, Call 7/1/2014	225,000	237,949
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (7)	500,000	544,430
University Medical Center Corp., 5.250%, 7/1/2014	1,000,000	1,071,180
University Medical Center Corp., GO, 5.000%, 7/1/2021	425,000	498,640
White Mountain Apache Tribe Fort Apache Indian Reservation, 6.000%, 6/1/2015, Call 12/31/2012	1,875,000	1,795,312
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2021, Call 7/1/2017	1,900,000	2,131,933
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,161,146
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,103,720

		62,448,710

Arkansas - 1.7%
Arkansas Development Finance Authority, GNMA/FNMA, 4.000%, 1/1/2025, Call 7/1/2021	305,000	328,137
Arkansas Development Finance Authority, GNMA/FNMA, 4.000%, 7/1/2025, Call 7/1/2021	625,000	672,413
Arkansas Development Finance Authority, GNMA/FNMA, 4.100%, 7/1/2026, Call 7/1/2021	300,000	322,893
City of Rogers, 4.125%, 11/1/2031, Call 11/1/2021	500,000	527,850
City of Springdale AR Sales & Use Tax Revenue, 3.000%, 11/1/2021	1,370,000	1,489,395
City of Springdale AR Sales & Use Tax Revenue, 3.000%, 11/1/2030, Call 11/1/2022	1,000,000	1,017,180
City of Springdale AR Sales & Use Tax Revenue, 3.000%, 11/1/2032, Call 11/1/2022	775,000	781,619
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	3,000,000	3,151,680
City of Texarkana, 3.600%, 2/1/2042, Call 2/1/2022	350,000	360,462
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	696,585
Conway Health Facilities Board, 4.500%, 8/1/2024, Call 8/1/2022	1,345,000	1,528,700
County of Greene, AGM, 4.000%, 3/1/2019, Call 3/1/2017	840,000	920,480
County of Greene, AGM, 4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,557,813
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	2,120,000	2,347,476
Independence County Public Health Education & Housing Facilities Board, 5.300%, 6/1/2025, Call 6/1/2020	1,250,000	1,443,363
University of Arkansas, 4.000%, 11/1/2029, Call 11/1/2021	1,240,000	1,391,863
University of Arkansas, 4.000%, 7/1/2030, Call 1/1/2020	330,000	357,888
University of Arkansas, 4.625%, 11/1/2036, Call 11/1/2021	1,500,000	1,722,060

		20,617,857

California - 8.7%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2019	300,000	359,043
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	200,000	241,806
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2021	200,000	243,528

Abag Finance Authority for Nonprofit Corps., California Mortgage Insurance, 5.000%, 4/1/2020	1,000,000	1,191,360
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,419,937
Anaheim Public Financing Authority, AMBAC, 4.500%, 10/1/2015	350,000	382,361
Bellevue Union School District, AGM, 0.000%, 8/1/2030	585,000	252,322
Bellevue Union School District, AGM, 0.000%, 8/1/2031	615,000	248,811
Bellevue Union School District, AGM, 0.000%, 8/1/2032	645,000	246,222
Bret Harte Union High School District, 0.000%, 3/15/2015	500,000	483,375
California Health Facilities Financing Authority, 5.150%, 11/15/2040, Call 11/15/2020	3,325,000	3,837,083
California Infrastructure & Economic Development Bank, 5.750%, 2/1/2039, Call 2/1/2015	600,000	645,504
California Infrastructure & Economic Development Bank, 6.250%, 2/1/2039, Call 2/1/2015	450,000	489,839
California Infrastructure & Economic Development Bank, AMBAC, 0.660%, 10/1/2017, Call 12/4/2012 (3)	1,000,000	925,113
California Infrastructure & Economic Development Bank, AMBAC, 0.660%, 10/1/2020, Call 12/3/2012 (3)	4,500,000	3,938,674
California State Public Works Board, 5.000%, 10/1/2031, Call 10/1/2016	645,000	704,643
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,127,720
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,715,340
Castaic Lake Water Agency, AMBAC, 0.000%, 8/1/2021	2,645,000	2,082,779
Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 8/1/2015	670,000	690,589
Chabot-Las Positas Community College District, AMBAC, 0.000%, 8/1/2026, Call 8/1/2016	650,000	349,245
City & County of San Francisco, 4.625%, 6/15/2030, Call 6/15/2015	350,000	369,782
City of Madera, 5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,773,029
City of Madera, 6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,462,682
City of Mountain View, 5.000%, 8/1/2015, Call 8/1/2013	355,000	365,153
County of Los Angeles, 0.000%, 9/1/2018	750,000	638,295
County of Los Angeles, AMBAC-TCRS-BNY, 0.000%, 9/1/2020	600,000	467,874
County of Mendocino, AGM, 3.250%, 6/1/2018	1,115,000	1,163,469
County of Mendocino, AGM, 3.500%, 6/1/2020	1,190,000	1,250,857
County of Mendocino, AGM, 3.750%, 6/1/2021	1,030,000	1,087,515
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	645,000	498,140
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	208,296
Duarte Unified School District, 0.000%, 8/1/2026 (13)	525,000	531,515
El Rancho Unified School District, AGM, 4.000%, 8/1/2020	800,000	911,208
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (13)	1,250,000	976,200
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	216,648
Evergreen Elementary School District, AGC, 0.000%, 8/1/2028	1,350,000	740,839
Fontana Unified School District, 0.000%, 12/1/2012	1,500,000	1,500,000
Fresno Unified School District, MBIA, 4.600%, 2/1/2016	105,000	113,139
Fresno Unified School District, MBIA, 5.300%, 2/1/2014	590,000	615,995
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,900,000	3,749,932
Golden West Schools Financing Authority, FGIC, 0.690%, 8/1/2026 (3)	4,950,000	4,950,000
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	163,664
Imperial County Local Transportation Authority, 4.000%, 6/1/2032, Call 6/1/2022	750,000	777,600
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,250,760
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	428,385
Kerman Unified School District, NATL-RE, 4.750%, 8/1/2022, Call 8/1/2015	445,000	473,155
Kings River Conservation District, 5.250%, 5/1/2029, Call 5/1/2019	250,000	286,945
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	575,000	520,927
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2017	650,000	565,598
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	168,162
Long Beach Bond Finance Authority, 5.000%, 11/15/2017	170,000	196,495
Long Beach Bond Finance Authority, 5.000%, 11/1/2030, Call 11/1/2021	1,750,000	2,045,540
Los Alamitos Unified School District, 0.000%, 9/1/2016	2,000,000	1,869,000
Los Angeles Community College District, AGM FGIC, 5.000%, 8/1/2032, Call 8/1/2017	1,330,000	1,523,063
Los Angeles Community College District, NATL-RE FGIC, 5.000%, 8/1/2032, Call 8/1/2017	475,000	543,951
Los Angeles Unified School District, 5.200%, 7/1/2029, Call 7/1/2019	480,000	571,867
Lynwood Unified School District, AGM, 5.000%, 8/1/2022	340,000	405,110
Lynwood Unified School District, AGM, 5.000%, 8/1/2023	475,000	570,200
Lynwood Unified School District, AGM, 5.000%, 8/1/2024, Call 8/1/2023	620,000	739,846
Lynwood Unified School District, AGM, 5.000%, 8/1/2025, Call 8/1/2023	760,000	902,302
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2031, Call 8/1/2026 (13)	300,000	304,767
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,437,480
Modesto Irrigation District, 5.000%, 7/1/2020	350,000	430,059
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	615,405
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (13)	1,000,000	715,650

Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	388,120
Northern California Gas Authority No. 1, 0.871%, 7/1/2019 (3)	3,000,000	2,761,830
Northern California Power Agency, 5.000%, 7/1/2031, Call 7/1/2022	500,000	600,630
Northern California Power Agency, 5.000%, 7/1/2032, Call 7/1/2022	700,000	836,955
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	378,485
Palo Alto Unified School District, 0.000%, 8/1/2017	590,000	551,621
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	978,660
Pioneer Union Elementary School District, NATL-RE, 5.000%, 8/1/2021, Call 8/1/2016	315,000	342,755
Rincon Valley Union Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2029	510,000	249,864
Rio Hondo Community College District, 0.000%, 8/1/2042, Call 8/1/2034 (13)	820,000	600,904
Sacramento Unified School District, AGM, 3.160%, 3/1/2014 (3)	1,990,000	1,994,676
San Bernardino City Unified School District, AGM, 3.750%, 8/1/2014	330,000	345,530
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2015, Call 8/1/2014	215,000	227,874
San Bernardino Community College District, 6.500%, 8/1/2028, Call 8/1/2018	605,000	749,516
San Buenaventura Public Facilities Financing Authority, 3.000%, 2/1/2021	500,000	544,520
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2014	230,000	249,879
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2015	310,000	350,892
San Mateo County Community College District, NATL-RE, 0.000%, 9/1/2025	10,000,000	6,516,600
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	387,060
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	805,000	929,767
Santa Barbara County College Elementary School District, 0.000%, 8/1/2027	365,000	204,272
Santa Barbara County College Elementary School District, 0.000%, 8/1/2031	470,000	224,500
Santa Barbara County College Elementary School District, 0.000%, 8/1/2033	575,000	251,183
Santa Barbara School District, 0.000%, 8/1/2036, Call 8/1/2033 (13)	1,450,000	1,082,555
Santa Monica Community College District, NATL-RE, 0.000%, 8/1/2017, Call 8/1/2015	775,000	675,660
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2015	995,000	1,028,920
Sierra View Local Health Care District, 3.800%, 7/1/2017	370,000	382,713
Sierra View Local Health Care District, 4.700%, 7/1/2016	250,000	264,290
Sierra View Local Health Care District, 4.875%, 7/1/2018, Call 7/1/2017	900,000	967,995
Sierra View Local Health Care District, 5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,716,022
Sierra View Local Health Care District, 5.250%, 7/1/2023, Call 7/1/2017	250,000	271,523
Sierra View Local Health Care District, 5.300%, 7/1/2026, Call 7/1/2017	350,000	375,939
Stanislaus Union School District, AGC, 5.250%, 8/1/2028, Call 8/1/2019	890,000	1,043,347
State of California, 4.000%, 7/1/2014 (3)	105,000	110,527
State of California, 5.000%, 11/1/2025, Call 11/1/2020	250,000	306,635
State of California, 5.250%, 4/1/2022, Call 4/1/2019	350,000	431,491
State of California, 5.250%, 9/1/2025, Call 9/1/2021	1,675,000	2,110,969
Tahoe Forest Hospital District, 5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,579,783
Tahoe Forest Hospital District, 5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,147,040
Tulare Union High School District, NATL-RE, 0.000%, 8/1/2019	380,000	308,431
University of California, 5.000%, 5/15/2021, Call 5/15/2017	500,000	577,070
University of California, AGM, 5.000%, 5/15/2018, Call 5/15/2013	10,000	10,314
University of California, AGM, 5.000%, 5/15/2018, Call 5/15/2013	240,000	247,426
Upland Community Facilities District, 3.000%, 9/1/2017	530,000	551,158
Vallejo City Unified School District, MBIA, 5.000%, 2/1/2013	100,000	100,344
Vallejo City Unified School District, MBIA, 5.400%, 2/1/2015	275,000	285,222
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2018	350,000	384,640
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,364,160
Vallejo City Unified School District, NATL-RE, 5.400%, 8/1/2014	230,000	237,822
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,074,731
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	1,500,000	1,729,425
Whittier City School District, NATL-RE, 4.000%, 8/1/2015	355,000	366,832
Yosemite Community College District, AGM, 5.000%, 8/1/2028, Call 8/1/2018	1,495,000	1,746,728

		107,817,598

Colorado - 3.3%
City & County of Denver Co. Airport System Revenue, 5.000%, 11/15/2021	500,000	635,420
City & County of Denver, XLCA, 5.000%, 11/15/2023, Call 11/15/2015	1,410,000	1,570,190
Colorado Educational & Cultural Facilities Authority, 0.000%, 3/1/2013 (13)	1,000,000	1,089,250
Colorado Educational & Cultural Facilities Authority, 0.000%, 9/1/2016 (13)	900,000	962,055
Colorado Educational & Cultural Facilities Authority, 0.000%, 9/1/2019 (13)	1,135,000	1,312,605
Colorado Educational & Cultural Facilities Authority, 0.000%, 9/1/2020 (13)	1,060,000	1,234,476
Colorado Educational & Cultural Facilities Authority, 0.000%, 9/1/2021 (13)	865,000	1,010,173
Colorado Educational & Cultural Facilities Authority, 5.000%, 12/15/2017, Call 12/31/2012 (5) (6)	700,000	701,680
Colorado Educational & Cultural Facilities Authority, 6.250%, 3/1/2040, Call 3/1/2020	2,000,000	2,292,440

Colorado Educational & Cultural Facilities Authority, 7.400%, 12/1/2038, Call 12/1/2018	500,000	597,375
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 6/1/2014	950,000	971,831
Colorado Health Facilities Authority, 3.000%, 12/1/2015	490,000	513,015
Colorado Health Facilities Authority, 4.000%, 12/1/2016	505,000	552,061
Colorado Health Facilities Authority, 5.000%, 12/1/2014 (3)	1,150,000	1,236,813
Colorado Health Facilities Authority, 5.000%, 1/1/2016	1,515,000	1,649,759
Colorado Health Facilities Authority, 5.000%, 1/1/2017	1,115,000	1,236,869
Colorado Health Facilities Authority, 5.000%, 9/1/2018	530,000	611,435
Colorado Health Facilities Authority, 5.000%, 9/1/2019	560,000	651,594
Colorado Health Facilities Authority, 5.000%, 12/1/2019 (4)	300,000	356,064
Colorado Health Facilities Authority, 5.000%, 12/1/2020 (4)	800,000	956,816
Colorado Health Facilities Authority, 5.000%, 12/1/2021 (4)	875,000	1,049,344
Colorado Health Facilities Authority, 5.000%, 9/1/2022	750,000	879,292
Colorado Health Facilities Authority, 5.125%, 11/15/2020, Call 11/15/2016 (3)	555,000	630,630
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2014	570,000	604,223
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2016	400,000	417,068
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,405,141
Dove Valley Metropolitan District, AGM, 5.000%, 11/1/2020, Call 11/1/2015	200,000	219,348
E-470 Public Highway Authority, 2.880%, 9/1/2014, Call 3/1/2014 (3)	2,000,000	2,003,340
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2016	250,000	274,703
Moffat County School District No. Re001 Craig, AGM, 5.250%, 12/1/2027, Call 12/1/2017	500,000	578,075
Public Authority for Colorado Energy, 5.750%, 11/15/2018	840,000	983,338
Public Authority for Colorado Energy, 6.125%, 11/15/2023	5,935,000	7,483,263
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,432,640
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2016, Call 12/1/2013	250,000	258,683
Tallyns Reach Metropolitan District No. 3, 4.000%, 12/1/2021	1,930,000	2,106,498

		41,467,507

Connecticut - 0.1%
Connecticut State Health & Educational Facility Authority, 3.000%, 7/1/2013	500,000	505,950
State of Connecticut, 4.250%, 2/1/2015	750,000	810,053

		1,316,003

Delaware - 0.3%
Delaware State Housing Authority, 0.000%, 7/1/2031, Call 7/1/2021	1,920,000	831,187
Delaware State Housing Authority, 5.000%, 1/1/2026, Call 7/1/2019 (7)	300,000	324,015
Delaware State Housing Authority, 5.200%, 7/1/2029, Call 7/1/2018	2,705,000	2,767,269
Town of Middletown, NATL-RE, 3.800%, 1/15/2013	300,000	300,720

		4,223,191

District of Columbia - 0.7%
District of Columbia, 4.700%, 4/1/2018 (3)	390,000	443,535
District of Columbia, 5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,209,316
District of Columbia, AGC, 0.380%, 7/15/2017 (3) (5) (6)	5,500,000	5,500,000
District of Columbia, AGM, 5.000%, 6/1/2022, Call 12/1/2017	250,000	298,950
District of Columbia, AGM, 5.000%, 6/1/2023, Call 12/1/2017	250,000	298,278
Metropolitan Washington Airports Authority, AGC, 0.000%, 10/1/2033	255,000	100,133

		8,850,212

Florida - 7.6%
Citizens Property Insurance Corp., 5.000%, 6/1/2015	4,095,000	4,473,337
Citizens Property Insurance Corp., 5.000%, 6/1/2016	1,265,000	1,420,911
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	3,100,658
Citizens Property Insurance Corp., AGC, 4.500%, 6/1/2014	100,000	105,603
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	1,000,000	1,125,070
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017	1,150,000	1,327,341
City of Cape Coral, AMBAC, 3.700%, 10/1/2013	200,000	205,094
City of Clearwater, 4.500%, 12/1/2032, Call 12/1/2021	1,800,000	2,080,368
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,131,510
City of Gulf Breeze, 1.750%, 12/1/2015, Call 5/1/2013 (4)	11,795,000	11,795,000
City of Gulf Breeze, 3.000%, 12/1/2012 (3)	3,095,000	3,095,000
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,333,260
City of Gulf Breeze, FGIC, 6.050%, 12/1/2013, Call 12/31/2012 (3)	1,020,000	1,023,641
City of Lakeland, 1.260%, 10/1/2014, Call 4/1/2014 (3)	250,000	252,903
City of Niceville, AMBAC, 4.300%, 6/1/2030, Call 6/1/2014	475,000	481,156
City of Sarasota, 4.125%, 10/1/2028, Call 10/1/2021	2,335,000	2,627,762
City of St. Augustine, 5.750%, 10/1/2041, Call 10/1/2021	1,000,000	1,176,940
City of Sunrise Utility System Revenue, 4.000%, 10/1/2019	540,000	615,568

City of Sunrise, NATL-RE, 0.000%, 10/1/2013	130,000	127,031
City of Sunrise, NATL-RE, 0.000%, 10/1/2020	975,000	753,031
City of Sunrise, NATL-RE, 0.000%, 10/1/2021	175,000	130,769
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	376,234
City of Tampa, NATL-RE, 5.500%, 11/15/2013	250,000	260,983
County of Bay, 3.500%, 9/1/2016	410,000	410,414
County of Brevard, AMBAC, 5.000%, 7/1/2015	355,000	379,811
County of Brevard, AMBAC, 5.000%, 7/1/2016	910,000	994,439
County of Lee Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	3,560,000	4,341,135
County of Madison, 2.000%, 11/1/2014, Call 5/1/2014	9,390,000	9,419,766
County of Miami-Dade, 5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,286,175
County of Miami-Dade Water & Sewer System Revenue, 5.500%, 10/1/2025, Call 10/1/2018	2,000,000	2,428,200
County of Miami-Dade, AGC, 5.000%, 10/1/2029, Call 10/1/2019	400,000	450,320
County of Miami-Dade, AGC, 5.500%, 10/1/2024, Call 10/1/2018 (7)	1,500,000	1,681,020
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,254,400
County of Miami-Dade, XLCA, 5.000%, 7/1/2021, Call 7/1/2016	320,000	360,240
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	686,962
County of St. Johns, AGM, 5.000%, 10/1/2020	1,625,000	1,996,134
County of St. Johns, AGM, 5.000%, 10/1/2021	1,110,000	1,367,964
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,110,540
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.000%, 1/1/2022, Call 1/1/2017	970,000	1,071,239
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.250%, 1/1/2026, Call 1/1/2016	1,000,000	1,077,430
Florida Higher Educational Facilities Financial Authority, 3.000%, 4/1/2018	1,390,000	1,440,568
Florida Housing Finance Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	885,000	957,543
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	500,000	540,290
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 5.250%, 7/1/2028, Call 1/1/2018	760,000	812,151
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2013	850,000	872,270
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2014	620,000	662,216
Florida Municipal Power Agency, 5.500%, 10/1/2019	250,000	305,713
Florida State Department of Transportation, FSA, 4.750%, 7/1/2022, Call 7/1/2014	1,500,000	1,613,100
Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,174,090
Highlands County Health Facilities Authority, 5.000%, 11/15/2015	400,000	450,036
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (3)	500,000	572,470
Highlands County Health Facilities Authority, 6.100%, 11/15/2013 (3)	1,500,000	1,572,960
Key West Utility Board, NATL-RE, 5.000%, 10/1/2023, Call 10/1/2016	1,015,000	1,128,071
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,344,080
Miami Health Facilities Authority, 4.500%, 11/15/2014, Call 11/15/2013	570,000	588,154
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	300,000	334,782
Pinellas County Educational Facilities Authority, 3.000%, 10/1/2014	580,000	598,119
Pinellas County Educational Facilities Authority, 4.000%, 10/1/2016	350,000	377,370
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	164,252
Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	563,695
Putnam County Development Authority, AMBAC, 5.350%, 5/1/2018 (3)	765,000	866,309
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,958,350
Sunrise Excise Tax & Special Assessment, NATL-RE, 0.000%, 10/1/2019	905,000	721,466
Tampa-Hillsborough County Expressway Authority, AMBAC, 5.000%, 7/1/2014	455,000	483,538
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	500,000	565,645
Volusia County Educational Facility Authority, RADIAN, 4.625%, 10/15/2028, Call 10/15/2015	500,000	521,540

		94,524,137

Georgia - 5.2%
Burke County Development Authority, 0.900%, 3/1/2013 (3)	3,875,000	3,876,937
Carroll City-County Hospital Authority, County Guarantee, 5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,306,457
Carroll City-County Hospital Authority, County Guarantee, 5.000%, 7/1/2024, Call 7/1/2020	1,640,000	1,924,934
City of Atlanta, 5.000%, 1/1/2018	600,000	716,766
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,260,970
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,523,320
County of DeKalb, 4.000%, 12/1/2012	835,000	835,000
County of DeKalb, 4.000%, 1/1/2013	300,000	300,771
County of DeKalb, 4.500%, 12/1/2024, Call 12/1/2015	250,000	267,293
County of Fulton Water & Sewerage Revenue, NATL-RE FGIC, 5.250%, 1/1/2035, Call 1/1/2014	3,200,000	3,347,552
East Point Building Authority, XLCA, 4.500%, 2/1/2025, Call 2/1/2016	500,000	504,660
East Point Building Authority, XLCA, 5.000%, 2/1/2017	875,000	944,282
Floyd County Hospital Authority, County Guarantee, 5.000%, 7/1/2020	1,335,000	1,631,891
Floyd County Hospital Authority, County Guarantee, 5.000%, 7/1/2021	1,155,000	1,423,630
Floyd County Hospital Authority, County Guarantee, 5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,482,950

Fulton County Development Authority, 4.000%, 10/1/2019	1,355,000	1,540,879
Fulton County Development Authority, 5.000%, 3/15/2016	1,380,000	1,530,144
Fulton County Development Authority, 5.000%, 10/1/2019	1,000,000	1,216,730
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	895,000	1,036,580
Georgia State Environmental Loan Acquisition Corp., 4.000%, 3/15/2021	600,000	691,134
Georgia State Environmental Loan Acquisition Corp., 5.125%, 3/15/2031, Call 3/15/2021	3,250,000	3,900,357
Glynn-Brunswick Memorial Hospital Authority, NATL-RE FGIC, 4.500%, 8/1/2015	865,000	932,297
Jefferson City School District, State Aid Withholding, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,644,570
Main Street Natural Gas, Inc., 5.000%, 3/15/2017	1,300,000	1,477,970
Main Street Natural Gas, Inc., 5.000%, 3/15/2021	5,000,000	5,626,500
Main Street Natural Gas, Inc., 5.250%, 9/15/2018	250,000	291,887
Medical Center Hospital Authority, AGC, 6.500%, 8/1/2038, Call 8/1/2018	250,000	289,973
Monroe County Development Authority, 0.900%, 3/1/2013 (3)	2,010,000	2,011,005
Municipal Electric Authority of Georgia, 5.750%, 1/1/2019, Call 7/1/2018	2,105,000	2,609,463
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	682,830
Private Colleges & Universities Authority, 5.250%, 10/1/2027, Call 10/1/2021	2,500,000	2,933,075
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.660%, 7/1/2025, Call 12/6/2012 (3)	1,980,000	1,980,000
Richmond County Hospital Authority, 5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,271,785
Richmond County Hospital Authority, 5.375%, 1/1/2029, Call 1/1/2019	940,000	1,048,147
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 1/1/2014	300,000	311,148
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	843,570
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,475,168
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,198,360

		63,890,985

Guam - 0.1%
Territory of Guam, 5.375%, 12/1/2024, Call 12/1/2019	500,000	561,630
Hawaii - 0.0%
City & County Honolulu Wastewater System Revenue, NATL-RE FGIC, 5.000%, 7/1/2024, Call 7/1/2015	120,000	132,061
University of Hawaii, 6.000%, 10/1/2038, Call 10/1/2019	250,000	309,333

		441,394

Idaho - 0.1%
Boise-Kuna Irrigation District, 5.875%, 6/1/2022, Call 6/1/2018	200,000	229,226
Boise-Kuna Irrigation District, 7.375%, 6/1/2034, Call 6/1/2018	340,000	403,781
City of Boise City Airport Revenue, 4.000%, 9/1/2020 (4)	250,000	292,117
Idaho Housing & Finance Association, 5.150%, 7/1/2022, Call 1/1/2013 (7)	425,000	425,357

		1,350,481
Illinois - 8.5%
Bryant, 5.900%, 8/1/2023, Call 12/31/2012	680,000	682,530
Chicago Transit Authority, AGC, 5.250%, 6/1/2019, Call 6/1/2018	250,000	293,030
Chicago Transit Authority, AGC, 5.250%, 6/1/2022, Call 6/1/2018	2,250,000	2,572,965
City of Chicago Waterworks Revenue, AGM, 5.000%, 11/1/2028, Call 11/1/2018	3,215,000	3,794,825
City of Chicago, FSA, 5.500%, 1/1/2013	435,000	436,614
City of Chicago, NATL-RE, 5.250%, 1/1/2024, Call 1/1/2016	1,925,000	2,153,247
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 1/1/2016 (13)	1,000,000	1,124,940
City of Mount Vernon, AGM, 4.000%, 12/15/2023, Call 12/15/2020	1,775,000	1,945,897
City of Mount Vernon, AGM, 5.000%, 12/15/2032, Call 12/15/2020	2,455,000	2,860,075
City of Springfield Electric Revenue, NATL-RE, 5.000%, 3/1/2014	225,000	233,606
City of Springfield Electric Revenue, NATL-RE, 5.000%, 3/1/2018, Call 3/1/2017	1,000,000	1,116,140
City of Springfield Electric Revenue, NATL-RE, 5.000%, 3/1/2020, Call 3/1/2017	100,000	110,714
City of Springfield, AMBAC, 4.000%, 12/1/2014	25,000	26,200
City of Springfield, NATL-RE, 5.000%, 3/1/2022, Call 3/1/2017	3,500,000	3,815,840
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2013	195,000	190,901
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,305,000	1,492,672
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	656,761
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 6/1/2013	500,000	506,350
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2028	2,830,000	1,516,540
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2029	2,580,000	1,316,445
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2030	2,830,000	1,373,342
Cook County School District No. 144 Prairie Hills, AGM, 5.000%, 12/1/2030	4,250,000	5,070,420
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	271,266
Cook County School District No. 169 Ford Heights, AGC, 5.750%, 12/1/2030, Call 12/1/2021	1,000,000	1,135,080

Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	425,000	327,586
County of Champaign, NATL-RE FGIC, 0.000%, 1/1/2016	750,000	706,807
County of St. Clair, 5.250%, 10/1/2027, Call 10/1/2019	1,150,000	1,355,873
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	499,116
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016	440,000	479,824
Du Page County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	685,000	566,481
Du Page County School District No. 45, 4.000%, 1/1/2032, Call 1/1/2022	2,615,000	2,882,462
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	472,785
Illinois Finance Authority, 5.000%, 12/1/2012	415,000	415,000
Illinois Finance Authority, 5.000%, 5/1/2015	2,095,000	2,275,359
Illinois Finance Authority, 5.000%, 11/15/2017, Call 11/15/2016	600,000	663,612
Illinois Finance Authority, 5.000%, 5/15/2020	250,000	291,658
Illinois Finance Authority, 5.250%, 3/1/2019	250,000	304,800
Illinois Finance Authority, 5.250%, 11/15/2022, Call 11/15/2017	750,000	857,362
Illinois Finance Authority, 5.250%, 2/15/2030, Call 2/15/2020	250,000	277,433
Illinois Finance Authority, 5.750%, 11/15/2033, Call 11/15/2017	960,000	1,088,006
Illinois Finance Authority, 6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,185,094
Illinois Finance Authority, 6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,281,921
Illinois Finance Authority, 6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,653,100
Illinois Finance Authority, 7.125%, 11/15/2037, Call 5/15/2019	530,000	665,002
Illinois Finance Authority, AGC, 5.250%, 8/15/2019	250,000	287,803
Illinois Finance Authority, AGM, 0.000%, 1/1/2021	255,000	209,661
Illinois Finance Authority, AGM, 5.150%, 1/1/2019	420,000	488,502
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	389,086
Illinois Finance Authority, BHAC, 4.875%, 11/1/2018, Call 11/1/2013 (3) (7)	2,255,000	2,398,012
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,152,690
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,755,000	1,978,324
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC, 0.000%, 1/1/2023	1,000,000	737,210
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,665,016
Lake County Community Unit School District No. 116 Round Lake, XLCA, 4.500%, 1/15/2018, Call 1/15/2015	500,000	530,405
Lake County School District No. 33, XLCA, 0.000%, 12/1/2026	525,000	280,172
Lake County School District No. 33, XLCA, 0.000%, 12/1/2028	335,000	160,388
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2013	200,000	199,132
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2021	1,450,000	1,048,089
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2023	100,000	64,403
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2017	210,000	185,126
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	294,385
Metropolitan Pier & Exposition Authority, 0.660%, 7/1/2026 (3) (5) (6)	2,960,000	2,960,000
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 6/15/2023 (13)	300,000	295,608
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 12/15/2023	130,000	87,334
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	1,715,000	1,987,994
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,373,467
Rock Island County Metropolitan Airport Authority, AGC, 5.000%, 12/1/2021 (7)	465,000	549,853
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	350,000	396,980
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	720,090
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (7)	745,000	841,835
State of Illinois, 3.750%, 9/1/2016	500,000	545,705
State of Illinois, 5.000%, 1/1/2015	600,000	649,740
State of Illinois, 5.000%, 1/1/2015	250,000	270,725
State of Illinois, 5.000%, 1/1/2016	500,000	557,460
State of Illinois, 5.000%, 6/15/2019, Call 6/15/2015	5,000,000	5,560,450
State of Illinois, 5.000%, 3/1/2020	500,000	591,360
State of Illinois, 5.250%, 6/15/2034, Call 6/15/2019	810,000	939,689
State of Illinois, 6.500%, 6/15/2022	425,000	519,932
State of Illinois, AGM, 5.000%, 1/1/2018	1,125,000	1,290,521
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	384,000
Stephenson-Jo Daviess Counties Community Unit School District No. 200, NATL-RE, 0.000%, 2/1/2016	535,000	473,314
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	266,529
University of Illinois, AMBAC, 5.250%, 4/1/2013	1,060,000	1,076,780
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,663,645

Village of Bolingbrook, NATL-RE, 0.000%, 1/1/2020, Call 1/1/2015	200,000	149,816
Village of Bourbonnais, RADIAN, 4.375%, 11/1/2017	250,000	279,593
Village of Bridgeview, AMBAC, 5.250%, 1/1/2013, Call 12/28/2012	295,000	295,855
Village of Bridgeview, AMBAC, 5.300%, 1/1/2014, Call 12/28/2012	310,000	310,927
Village of Elwood, RADIAN, 0.000%, 3/1/2024, Call 3/1/2016	250,000	140,248
Village of Elwood, RADIAN, 0.000%, 3/1/2026, Call 3/1/2016	1,280,000	638,170
Village of Franklin Park, AMBAC, 5.000%, 7/1/2016, Call 1/1/2014	1,065,000	1,086,044
Village of Hoffman Estates, 5.250%, 12/1/2025, Call 12/1/2018	300,000	356,637
Village of Justice, AMBAC, 0.000%, 1/1/2014	545,000	527,762
Village of Justice, AMBAC, 0.000%, 1/1/2015	545,000	509,259
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	420,897
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015	155,000	140,418
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	460,252
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2017	750,000	672,135
Will County Community Unit School District No. 201 Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2021	200,000	155,582
Will County Community Unit School District No. 201 Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2022	250,000	182,900
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2013	150,000	148,718
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2020	2,000,000	1,631,840
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/1/2016	1,025,000	1,138,314
Will County School District No. 114 Manhattan, NATL-RE FGIC, 0.000%, 12/1/2023	900,000	544,248
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2017	870,000	733,149
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2020	1,180,000	853,907
Will County Unit School District No. 200-U Beecher, AMBAC, 5.000%, 11/1/2018, Call 11/1/2015	545,000	605,113
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, 5.750%, 6/1/2023, Call 6/1/2018	315,000	382,139
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, 5.750%, 6/1/2028, Call 6/1/2018	275,000	327,882

		105,708,901
Indiana - 3.1%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026, Call 1/15/2016	680,000	738,004
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	413,459
Carmel Redevelopment Authority, 5.000%, 2/1/2027, Call 2/1/2016	545,000	598,781
Carmel Redevelopment Authority, NATL-RE, 5.000%, 7/1/2021, Call 7/1/2016	450,000	501,250
City of Bloomington Sewage Works Revenue, 3.800%, 1/1/2029, Call 1/1/2022	400,000	428,528
City of Greenwood, 4.000%, 10/1/2017	225,000	250,736
City of Greenwood, 4.250%, 10/1/2020, Call 10/1/2018	820,000	929,175
City of Greenwood, 4.625%, 10/1/2024, Call 10/1/2018	520,000	580,112
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,144,750
County of Knox, 4.000%, 4/1/2018	250,000	271,823
Crown Point Multi School Building Corp., AGM State Aid Withholding, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,146,220
Dyer Redevelopment Authority Economic Development Lease Rent, CIFG, 5.250%, 7/15/2021, Call 7/15/2015	650,000	700,882
Dyer Redevelopment Authority, CIFG, 5.250%, 7/15/2023, Call 7/15/2015	1,225,000	1,318,308
East Chicago Multi School Building Corp., State Aid Withholding, 6.000%, 7/15/2016	670,000	773,026
Fishers Redevelopment District, 5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,203,125
Fishers Redevelopment District, 5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,939,675
Franklin Township-Marion County Multiple School Building Corp., State Aid Withholding, 5.000%, 7/10/2021	580,000	718,869
Greencastle School Building Corp., State Aid Withholding, 3.000%, 1/15/2016	625,000	660,625
Greencastle School Building Corp., State Aid Withholding, 3.000%, 1/15/2018	370,000	400,433
Greencastle School Building Corp., State Aid Withholding, 4.000%, 7/15/2018	680,000	777,845
Hammond Local Public Improvement Bond Bank, 4.000%, 8/15/2013	500,000	509,330
Hammond Local Public Improvement Bond Bank, 5.000%, 8/15/2014	500,000	525,795
Hammond Local Public Improvement Bond Bank, 5.000%, 2/15/2015	1,090,000	1,157,896
Indiana Bond Bank, 5.250%, 10/15/2015	335,000	374,450
Indiana Development Finance Authority, 4.700%, 10/1/2015 (3) (7)	800,000	880,512
Indiana Finance Authority, 3.000%, 7/1/2019	250,000	260,925
Indiana Finance Authority, 4.000%, 5/1/2017	550,000	608,894
Indiana Finance Authority, 5.000%, 3/1/2018	265,000	298,997

Indiana Finance Authority, 5.000%, 5/1/2029, Call 5/1/2022	5,000,000	5,725,850
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,750,000	1,892,310
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	582,855
Indiana Health Facility Financing Authority, AMBAC, 0.175%, 5/1/2031, Call 12/4/2012 (3)	625,000	481,250
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	610,375
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	2,025,731
Indianapolis Airport Authority, 4.000%, 1/1/2020	255,000	285,615
Indianapolis Local Public Improvement Bond Bank, 5.000%, 1/1/2021	175,000	213,953
Lake County Public Library District, AMBAC, 4.500%, 8/1/2017, Call 2/1/2014	1,000,000	1,035,750
Marion High School Building Corp., 4.000%, 7/15/2019	455,000	521,398
Marion High School Building Corp., 4.000%, 7/15/2020, Call 1/15/2020	935,000	1,064,348
Marion High School Building Corp., 4.000%, 7/15/2021, Call 1/15/2020	375,000	422,621
Merrillville Multi-School Building Corp., NATL-RE, 0.000%, 1/15/2015	750,000	714,052
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,152,730
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	246,154
Rush County Elementary School Building Corp., State Aid Withholding, 5.250%, 7/15/2021, Call 1/15/2019	565,000	673,350

		38,760,767
Iowa - 0.3%
City of Coralville, 2.000%, 6/1/2015	250,000	250,000
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038, Call 1/1/2019	1,040,000	1,112,290
Iowa Higher Education Loan Authority, 4.625%, 10/1/2031, Call 10/1/2019	750,000	819,818
University of Northern Iowa, 3.000%, 7/1/2020	760,000	822,046
University of Northern Iowa, 3.000%, 7/1/2021	575,000	617,734

		3,621,888
Kansas - 0.6%
City of Salina, 5.000%, 10/1/2018, Call 4/1/2016	350,000	387,506
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (7)	175,000	196,490
Kansas Development Finance Authority, 4.000%, 11/15/2015	225,000	243,104
Kansas Development Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	800,000	952,592
Kansas Development Finance Authority, 5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,101,180
Kansas Development Finance Authority, 5.750%, 11/15/2034, Call 11/15/2014	600,000	644,124
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	554,809
Sedgwick & Shawnee Counties, GNMA/FNMA, 5.450%, 6/1/2027, Call 6/1/2013 (7)	390,000	401,431
Sedgwick & Shawnee Counties, GNMA/FNMA COLL, 5.650%, 12/1/2036, Call 12/1/2014 (7)	900,000	927,693
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,465,000	1,744,888

		7,153,817
Kentucky - 0.4%
City of Pikeville, USDA, 4.000%, 5/1/2013	1,500,000	1,517,415
Kentucky Economic Development Finance Authority, 5.000%, 6/1/2016	855,000	956,967
Kentucky Economic Development Finance Authority, 5.000%, 2/1/2017	1,000,000	1,122,000
Kentucky State Property & Building Commission, NATL-RE FGIC, 5.000%, 3/1/2022, Call 3/1/2017	1,500,000	1,712,145

		5,308,527
Louisiana - 1.5%
Calcasieu Parish School District No. 23, 2.500%, 2/15/2020	775,000	808,247
Calcasieu Parish School District No. 30, 2.500%, 2/15/2020	475,000	495,378
Lafayette Public Trust Financing Authority, AGM, 4.000%, 10/1/2020	690,000	775,098
Lafayette Public Trust Financing Authority, AGM, 4.000%, 10/1/2021	675,000	749,614
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 4.750%, 6/1/2027, Call 6/1/2020	1,165,000	1,254,635
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040, Call 6/1/2018	1,445,000	1,565,686
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.125%, 12/1/2032, Call 12/1/2021	1,000,000	1,095,490
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 4.500%, 10/1/2029, Call 10/1/2021	500,000	542,790
Louisiana Public Facilities Authority, 2.875%, 11/1/2015	800,000	825,840
Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2015	370,000	382,680
Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2016	545,000	567,394
Parish of St. Bernard, 4.000%, 3/1/2020	3,470,000	3,848,993
Parish of St. Bernard, 4.000%, 3/1/2021	3,585,000	3,971,786
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	300,000	200,004
Tangipahoa Parish Hospital Service District No. 1, 5.375%, 2/1/2016, Call 2/1/2013	1,190,000	1,210,504
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	597,604

		18,891,743

Maine - 0.4%
Maine Governmental Facilities Authority, 4.000%, 10/1/2027, Call 10/1/2021	1,975,000	2,167,168
Maine Governmental Facilities Authority, 4.250%, 10/1/2029, Call 10/1/2021	2,140,000	2,368,659

		4,535,827
Maryland - 0.8%
City of Baltimore, NATL-RE, 0.490%, 7/1/2020 (3)	4,000,000	4,000,000
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2016 (4)	450,000	475,483
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	936,975
Maryland Health & Higher Educational Facilities Authority, 6.000%, 1/1/2026, Call 1/1/2022	1,000,000	1,212,790
Maryland Health & Higher Educational Facilities Authority, 6.125%, 1/1/2036, Call 1/1/2022	1,405,000	1,640,731
Maryland Health & Higher Educational Facilities Authority, 6.250%, 1/1/2031, Call 1/1/2022	1,000,000	1,201,810
Montgomery County Housing Opportunites Commission, 5.000%, 1/1/2043, Call 7/1/2022	500,000	568,120

		10,035,909
Massachusetts - 1.3%
Commonwealth of Massachusetts, NATL-RE FGIC, 0.195%, 12/1/2030, Call 12/3/2012 (3)	500,000	419,774
Commonwealth of Massachusetts, NATL-RE FGIC, 0.240%, 12/1/2030, Call 12/6/2012 (3)	5,150,000	4,323,672
Massachusetts Development Finance Agency, 3.000%, 7/1/2013	1,080,000	1,092,474
Massachusetts Development Finance Agency, 5.000%, 7/1/2014	500,000	528,450
Massachusetts Development Finance Agency, 5.000%, 7/1/2015	925,000	1,004,420
Massachusetts Development Finance Agency, 5.000%, 1/1/2023, Call 1/1/2017	650,000	712,004
Massachusetts Development Finance Agency, 5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,736,391
Massachusetts Educational Financing Authority, 4.000%, 1/1/2016	575,000	616,561
Massachusetts Educational Financing Authority, 4.750%, 1/1/2016	420,000	459,106
Massachusetts Educational Financing Authority, 5.000%, 1/1/2017	530,000	596,298
Massachusetts Educational Financing Authority, 5.100%, 1/1/2018 (7)	245,000	273,310
Massachusetts Educational Financing Authority, 5.250%, 1/1/2019	820,000	958,875
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,644,618

		16,365,953
Michigan - 3.8%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,072,690
Berrien Springs Public Schools, NATL-RE, 4.250%, 5/1/2016, Call 5/1/2015	560,000	600,376
Charter Township of Northville, 2.000%, 4/1/2016	370,000	381,814
Charter Township of Northville, 4.000%, 4/1/2021	400,000	463,036
Charter Township of Northville, 4.000%, 4/1/2022	240,000	276,226
City of Detroit Sewage System Revenue, 6.500%, 7/1/2024, Call 7/1/2019	350,000	433,160
City of Detroit Sewage System Revenue, NATL-RE, 5.500%, 7/1/2015 (3)	100,000	109,337
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2014	350,000	334,411
City of Detroit Water Supply System Revenue, NATL-RE, 5.000%, 7/1/2016 (3)	725,000	798,297
City of Detroit Sewage System Revenue, NATL-RE, 5.250%, 7/1/2022, Call 7/1/2017 (3)	1,250,000	1,352,637
City of Detroit Sewage System Revenue, NATL-RE, 6.000%, 7/1/2014	300,000	320,895
City of Warren, NATL-RE, 4.200%, 10/1/2018, Call 10/1/2015	250,000	270,168
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2019	620,000	669,104
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2020	865,000	930,429
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	967,454
Detroit City School District, FGIC Q-SBLF, 5.250%, 5/1/2013	500,000	509,525
Deutsche Bank Spears/Lifers Trust, 0.460%, 1/1/2020, Call 6/14/2013 (3) (5) (6)	3,695,000	3,695,000
Ferndale Public Schools, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019, Call 5/1/2014	125,000	131,888
Grand Rapids & Kent County Joint Building Authority, 5.125%, 12/1/2014	415,000	453,545
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,956,386
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2027, Call 5/1/2021	600,000	719,844
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,879,101
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	456,180
Jenison Public Schools, 5.000%, 5/1/2022, Call 5/1/2021	560,000	670,219
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,144,050
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,167,440
Lansing School District, Q-SBLF, 5.000%, 5/1/2019	1,000,000	1,205,530
Lansing School District, Q-SBLF, 5.000%, 5/1/2020	1,825,000	2,208,469
Michigan Finance Authority, 3.000%, 11/1/2015	2,000,000	2,090,200
Michigan Finance Authority, 5.000%, 6/1/2016	1,450,000	1,595,377
Michigan Finance Authority, 5.000%, 11/1/2020	2,000,000	2,366,060
Michigan Public Educational Facilities Authority, 5.250%, 6/1/2015	190,000	196,941
Michigan Public Educational Facilities Authority, 6.000%, 6/1/2020	380,000	413,881

Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2014	250,000	262,628
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017	375,000	434,531
Michigan State Building Authority, NATL-RE FGIC, 0.000%, 10/15/2021, Call 10/15/2016	1,500,000	1,083,645
Michigan State Building Authority, NATL-RE FGIC, 0.000%, 10/15/2023, Call 10/15/2016	1,600,000	1,033,456
Plymouth-Canton Community School District, Q-SBLF, 4.000%, 5/1/2019	1,000,000	1,156,760
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	556,713
River Rouge School District, Q-SBLF, 5.000%, 5/1/2020	1,700,000	1,999,472
River Rouge School District, Q-SBLF, 5.000%, 5/1/2021	1,155,000	1,366,896
Rochester Community School District, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2014	225,000	238,932
State of Michigan, AGM, 5.250%, 9/15/2022, Call 9/15/2017	285,000	329,813
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,000,000	2,333,440
Warren Consolidated School District, FSA, 5.000%, 5/1/2015	650,000	713,271
Wayland Union School District, AGM Q-SBLF, 5.000%, 5/1/2024, Call 5/1/2018	500,000	582,335
Wayland Union School District, AGM Q-SBLF, 5.250%, 5/1/2019, Call 5/1/2018	400,000	475,768
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	584,788
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,375,176
Wyandotte, NATL-RE, 4.500%, 10/1/2014 (7)	600,000	619,602
Wyandotte, NATL-RE, 5.000%, 10/1/2013 (7)	600,000	615,588

		47,602,484
Minnesota - 2.2%
City of Center City, 4.750%, 11/1/2031, Call 11/1/2019	200,000	220,498
City of Minneapolis, 6.375%, 11/15/2023, Call 11/15/2018	325,000	394,959
City of Minneapolis, AGC, 6.500%, 11/15/2038, Call 11/15/2018	1,070,000	1,325,719
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	490,515
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (3)	215,000	256,218
City of Northfield, 5.500%, 11/1/2015	900,000	996,273
City of Rochester, 4.500%, 11/15/2021 (3)	735,000	907,152
City of St. Louis Park, 4.125%, 8/1/2019, Call 8/1/2016	200,000	224,448
City of Winona, 3.750%, 7/1/2021	170,000	181,427
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL, 3.450%, 6/1/2020	110,000	115,788
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL, 3.650%, 6/1/2021, Call 12/1/2020	75,000	74,204
Eden Prairie Independent School District No. 272, School District Credit Program, 5.000%, 2/1/2021, Call 2/1/2019	500,000	612,740
Fairmont Independent School District No. 2752, School District Credit Program, 5.000%, 2/1/2020, Call 2/1/2019	150,000	185,328
Fairmont Independent School District No. 2752, School District Credit Program, 5.000%, 2/1/2022, Call 2/1/2019	420,000	509,145
Fridley Independent School District No. 14, AGM School District Credit Program, 5.000%, 2/1/2017	550,000	642,746
Mahtomedi Independent School District No. 832, School District Credit Program, 3.000%, 2/1/2016	250,000	269,215
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	322,789
Minneapolis & St. Paul Housing & Redevelopment Authority, 6.000%, 12/1/2021, Call 12/1/2013	1,680,000	1,768,099
Minneapolis Special School District No. 1, School District Credit Program, 3.250%, 2/1/2014	400,000	413,648
Minneapolis-St Paul Metropolitan Airports Commission, AMBAC, 5.000%, 1/1/2015	410,000	444,079
Minnesota Agricultural & Economic Development Board, AGC, 5.000%, 2/15/2017	1,400,000	1,611,386
Minnesota Higher Education Facilities Authority, 3.000%, 10/1/2014	400,000	415,292
Minnesota Higher Education Facilities Authority, 4.000%, 10/1/2016	250,000	272,740
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2017	250,000	286,788
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2018	220,000	255,836
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	469,472
Minnesota Housing Finance Agency, 3.900%, 7/1/2030, Call 1/1/2022	965,000	1,014,157
Minnesota Housing Finance Agency, 4.000%, 7/1/2040, Call 1/1/2022	1,600,000	1,731,056
Minnesota Housing Finance Agency, 5.000%, 7/1/2038, Call 7/1/2018	60,000	63,247
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	3,985,919	4,043,196
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 4.250%, 7/1/2028, Call 1/1/2020	455,000	486,349
Northern Municipal Power Agency, AGC, 5.000%, 1/1/2019, Call 1/1/2018	150,000	178,292
Pillager Independent School District No. 116, School District Credit Program, 4.000%, 2/1/2024, Call 2/1/2021	125,000	145,153
Rosemount-Apple Valley-Eagan Independent School District No. 196, 3.000%, 4/1/2020	180,000	198,655
Southern Minnesota Municipal Power Agency, AMBAC, 5.250%, 1/1/2015	525,000	574,513

Southern Minnesota Municipal Power Agency, NATL-RE, 0.000%, 1/1/2026	1,165,000	783,288
Tobacco Securitization Authority, 4.850%, 3/1/2026, Call 12/1/2012	2,000,000	2,231,760
Tobacco Securitization Authority, 5.000%, 3/1/2022	2,000,000	2,341,000

		27,457,170
Mississippi - 0.7%
Mississippi Business Finance Corp., 1.680%, 12/1/2036, Call 12/6/2012 (3)	5,000,000	5,000,000
Mississippi Development Bank, AGM, 4.000%, 7/1/2014	750,000	782,723
Mississippi Development Bank, AGM, 5.000%, 7/1/2020, Call 7/1/2017	520,000	589,779
Mississippi Development Bank, County Guarantee, 5.375%, 12/1/2022, Call 12/1/2018	460,000	558,205
Mississippi Home Corp., GNMA/FNMA, 5.500%, 6/1/2036, Call 6/1/2015 (7)	385,000	410,757
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	760,000	828,172
Rankin County School District, FSA, 5.000%, 10/1/2014	730,000	790,064

		8,959,700
Missouri - 2.1%
Cass County, 5.000%, 5/1/2015	880,000	936,558
City of Des Peres, AMBAC, 5.250%, 2/1/2018, Call 2/1/2015	380,000	413,668
City of Sikeston, NATL-RE, 6.000%, 6/1/2015	1,300,000	1,447,797
City of St. Louis MO Airport Revenue, NATL-RE, 5.500%, 7/1/2016	280,000	321,446
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	2,184,508
County of Boone, 5.750%, 8/1/2028, Call 8/1/2018	500,000	594,475
County of St. Louis, 3.000%, 2/1/2022, Call 2/1/2019 (4)	2,380,000	2,581,824
Jackson County, AMBAC, 5.000%, 12/1/2018, Call 12/1/2016	1,000,000	1,129,640
Joplin Industrial Development Authority, 3.125%, 2/15/2016	885,000	927,135
Kansas City Industrial Development Authority, 4.000%, 9/1/2014	665,000	679,111
Missouri Highway & Transportation Commission, 5.250%, 5/1/2021, Call 5/1/2017	500,000	596,125
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	870,000	952,850
Missouri Housing Development Commission, GNMA, 5.350%, 9/1/2034, Call 12/31/2012 (7)	295,000	306,655
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	335,000	351,884
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 3.800%, 5/1/2025, Call 5/1/2021	1,035,000	1,103,465
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 3.800%, 11/1/2025, Call 5/1/2021	1,160,000	1,237,360
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.000%, 5/1/2027, Call 5/1/2021	985,000	1,050,887
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2017, Call 1/1/2016	500,000	541,205
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 1/1/2019	750,000	933,345
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2015	1,785,000	1,837,086
Missouri State Health & Educational Facilities Authority, 3.250%, 2/15/2016	1,190,000	1,238,790
Missouri State Health & Educational Facilities Authority, 3.500%, 2/15/2017	1,430,000	1,501,715
Missouri State Health & Educational Facilities Authority, 3.750%, 2/15/2018	950,000	1,009,394
Missouri State Health & Educational Facilities Authority, 5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,154,780
Missouri State Health & Educational Facilities Authority, AGM, 5.000%, 11/15/2015	750,000	824,640
Missouri State Health & Educational Facilities Authority, AMBAC, 0.910%, 12/1/2036, Call 12/3/2012 (3)	375,000	375,000

		26,231,343
Montana - 0.3%
County of Yellowstone, 5.250%, 9/1/2034, Call 9/1/2017	1,400,000	1,583,694
Montana State Board of Regents, 3.125%, 11/15/2034, Call 11/15/2022	300,000	307,620
Montana State Board of Regents, 4.000%, 11/15/2020	245,000	288,100
Montana State Board of Regents, 4.000%, 11/15/2027, Call 11/15/2021	525,000	592,247
Montana State Board of Regents, 5.000%, 11/15/2022, Call 11/15/2021	200,000	251,338
Montana State Board of Regents, 5.000%, 11/15/2023, Call 11/15/2021	250,000	311,608
Montana State Board of Regents, 5.000%, 11/15/2024, Call 11/15/2021	375,000	465,675
Montana State Board of Regents, 5.000%, 11/15/2025, Call 11/15/2021	255,000	315,484

		4,115,766
Nebraska - 0.5%
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,154,090
Lincoln County Hospital Authority No. 1, 5.000%, 11/1/2032, Call 11/1/2021	2,000,000	2,262,100
Nebraska Public Power District, 5.000%, 1/1/2025, Call 1/1/2018	750,000	876,142
Nebraska Public Power District, 5.000%, 1/1/2026, Call 1/1/2018	750,000	872,955
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,205,390

		6,370,677

Nevada - 1.0%
City of Henderson, NATL-RE, 5.000%, 6/1/2023, Call 6/1/2015	500,000	540,935
City of North Las Vegas, NATL-RE, 5.000%, 10/1/2014	750,000	793,372
City of Reno, AGM, 6.000%, 6/1/2028, Call 6/1/2018	200,000	228,958
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,860,256
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,535,645
County of Clark NV Airport System Revenue, AGM, 5.000%, 7/1/2024, Call 7/1/2019	275,000	326,312
County of Clark, AMBAC, 5.000%, 11/1/2024, Call 11/1/2016	410,000	466,240
County of Washoe, 5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,157,160
Las Vegas Convention & Visitors Authority, AMBAC, 5.250%, 7/1/2013	300,000	307,167
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	3,127,381
Nevada Housing Division, GNMA/FNMA/FHLMC, 4.500%, 10/1/2039, Call 4/1/2019	510,000	539,310
Reno-Sparks Indian Colony, 4.250%, 6/1/2014	515,000	517,580

		12,400,316

New Hampshire - 0.3%
New Hampshire Health & Education Facilities Authority, 5.000%, 7/1/2013	230,000	235,021
New Hampshire Housing Finance Authority, 4.500%, 1/1/2029, Call 7/1/2020	1,400,000	1,485,652
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	2,000,000	2,257,260

		3,977,933

New Jersey - 2.1%
City of Atlantic City, NATL-RE, 5.000%, 8/15/2014	350,000	373,275
New Jersey Economic Development Authority, 0.430%, 11/1/2040, Call 12/6/2012 (3)	5,000,000	5,000,000
New Jersey Economic Development Authority, 0.930%, 5/1/2036, Call 12/6/2012 (3)	3,395,000	3,395,000
New Jersey Economic Development Authority, 1.860%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,067,950
New Jersey Economic Development Authority, 5.000%, 6/15/2019	3,000,000	3,536,130
New Jersey Economic Development Authority, 5.000%, 6/15/2020	1,500,000	1,779,600
New Jersey Educational Facilities Authority, 5.000%, 7/1/2017	500,000	575,850
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2013	1,015,000	1,039,878
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2014	2,000,000	2,126,100
New Jersey Higher Education Student Assistance Authority, 3.000%, 12/1/2013 (7)	400,000	407,612
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	960,000	1,042,531
New Jersey Housing & Mortgage Finance Agency, AGM, 5.050%, 11/1/2013, Call 12/31/2012	1,450,000	1,453,118
New Jersey Transportation Trust Fund Authority, 0.000%, 12/15/2031	415,000	186,779
New Jersey Transportation Trust Fund Authority, 5.250%, 12/15/2023, Call 12/15/2018	1,045,000	1,238,910
New Jersey Transportation Trust Fund Authority, AMBAC, 0.000%, 12/15/2026	1,555,000	917,061
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	100,000	68,180
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2028	100,000	56,804
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2030	150,000	77,319
New Jersey Transportation Trust Fund Authority, NATL-RE, 0.000%, 12/15/2027	230,000	129,481

		26,471,578

New Mexico - 1.8%
City of Farmington, 4.700%, 9/1/2024, Call 11/1/2020	1,750,000	1,988,280
Inc County of Los Alamos, AGM, 5.000%, 7/1/2014, Call 7/1/2013	550,000	561,781
New Mexico Finance Authority, 5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,802,030
New Mexico Finance Authority, 5.000%, 6/1/2038, Call 6/1/2018	4,875,000	5,582,558
New Mexico Finance Authority, 5.700%, 6/1/2026, Call 6/1/2018	465,000	560,999
New Mexico Finance Authority, 5.800%, 6/1/2027, Call 6/1/2018	825,000	996,740
New Mexico Finance Authority, 5.875%, 6/1/2028, Call 6/1/2018	250,000	302,145
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 6/15/2017	1,000,000	1,169,290
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 4.200%, 7/1/2028, Call 1/1/2017 (7)	720,000	761,969
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.650%, 9/1/2039, Call 3/1/2019	960,000	1,031,165
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 6.000%, 9/1/2039, Call 3/1/2019	865,000	921,225
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 4.625%, 3/1/2028, Call 9/1/2021	1,305,000	1,466,898
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 5.350%, 3/1/2030, Call 9/1/2020	3,045,000	3,479,491

		21,624,571

New York - 2.6%
Battery Park City Authority, AMBAC, 0.416%, 11/1/2031, Call 12/20/2012 (3)	4,975,000	4,435,978
Binghamton City School District, State Aid Withholding, 3.000%, 10/15/2017	890,000	950,627
Byron-Bergen Central School District, AGM State Aid Withholding, 3.000%, 6/15/2018	1,215,000	1,304,643
Byron-Bergen Central School District, AGM State Aid Withholding, 3.000%, 6/15/2020	935,000	998,010
City of New York, 5.000%, 8/1/2032, Call 8/1/2021	5,000,000	6,032,150
City of New York, AGC, 0.485%, 10/1/2021, Call 12/3/2012 (3)	1,000,000	1,000,000
City of New York, AGM, 0.460%, 8/1/2026, Call 12/3/2012 (3)	2,400,000	2,400,000
City of New York, AGM, 0.485%, 8/1/2026, Call 12/5/2012 (3)	300,000	300,000
County of Monroe, MBIA, 6.000%, 3/1/2015	225,000	246,316
County of Rockland, 2.500%, 9/24/2013	1,500,000	1,506,165
Hannibal Central School District, AGM State Aid Withholding, 3.000%, 6/15/2020	1,205,000	1,286,205
Hannibal Central School District, AGM State Aid Withholding, 3.000%, 6/15/2021, Call 6/15/2020	740,000	777,185
Long Island Power Authority, BHAC, 5.000%, 12/1/2021, Call 12/1/2016	500,000	570,010
New York City Industrial Development Agency, ACA, 4.400%, 11/1/2016	675,000	750,337
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	425,000	493,671
New York Liberty Development Corp., 5.000%, 10/1/2015	350,000	378,462
New York State Dormitory Authority, 5.000%, 3/15/2028, Call 3/15/2019	625,000	765,650
New York State Dormitory Authority, 5.000%, 3/15/2034, Call 3/15/2021	3,000,000	3,562,500
State of New York, NATL-RE FGIC, 0.180%, 2/13/2032, Call 12/6/2012 (3)	3,000,000	2,679,396
Triborough Bridge & Tunnel Authority, NATL-RE, 5.000%, 11/15/2032, Call 12/31/2012	1,000,000	1,003,120
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2020	295,000	337,589
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2021	360,000	412,859

		32,190,873

North Carolina - 1.8%
Charlotte-Mecklenburg Hospital Authority, 5.000%, 1/15/2021, Call 1/15/2017	850,000	988,091
City of Charlotte, 5.000%, 7/1/2020 (7)	500,000	605,690
City of Greensboro, 5.250%, 4/1/2031, Call 4/1/2020	1,000,000	1,182,930
City of Thomasville, AGM, 2.250%, 5/1/2019	570,000	596,368
County of Catawba, 4.000%, 10/1/2025, Call 10/1/2021	585,000	665,987
County of Catawba, 4.000%, 10/1/2027, Call 10/1/2021	725,000	810,601
County of Catawba, 5.000%, 10/1/2022, Call 10/1/2021	500,000	623,040
County of Catawba, 5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,234,220
County of Catawba, 5.000%, 10/1/2024, Call 10/1/2021	835,000	1,026,791
County of Catawba, 5.000%, 10/1/2026, Call 10/1/2021	440,000	533,966
County of Chatham, County Guarantee, 5.000%, 12/1/2022	200,000	254,706
County of Chatham, County Guarantee, 5.000%, 12/1/2023	200,000	257,104
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	301,443
North Carolina Capital Facilities Finance Agency, 2.000%, 5/1/2013	170,000	171,039
North Carolina Capital Facilities Finance Agency, 2.000%, 5/1/2014	440,000	447,735
North Carolina Capital Facilities Finance Agency, 2.000%, 5/1/2015	260,000	266,539
North Carolina Eastern Municipal Power Agency, 4.200%, 1/1/2019	1,710,000	1,978,077
North Carolina Eastern Municipal Power Agency, 6.000%, 1/1/2022	300,000	395,313
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	500,000	588,085
North Carolina Eastern Municipal Power Agency, AMBAC, 5.000%, 1/1/2016	500,000	563,275
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	1,000,000	1,088,260
North Carolina Medical Care Commission, 3.000%, 10/1/2014	700,000	727,930
North Carolina Medical Care Commission, 4.000%, 6/1/2020	470,000	535,424
North Carolina Medical Care Commission, 5.000%, 6/1/2032, Call 6/1/2022	1,640,000	1,916,488
Orange County Public Facilities, 4.000%, 10/1/2019	1,000,000	1,171,430
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,406,963
Raleigh Durham Airport Authority, 4.250%, 5/1/2030, Call 5/1/2020	1,000,000	1,144,520
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	350,000	406,756

		21,888,771

North Dakota - 2.1%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2021	635,000	683,324
Barnes County North Public School District Building Authority, 4.250%, 5/1/2027, Call 5/1/2021	1,000,000	1,054,180
Barnes County North Public School District Building Authority, 4.500%, 5/1/2030, Call 5/1/2021	2,145,000	2,256,840
Barnes County North Public School District Building Authority, 4.500%, 5/1/2033, Call 5/1/2021	2,965,000	3,087,039
City of Grand Forks, 4.000%, 12/1/2019	535,000	593,775
City of Grand Forks, 5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,111,570
City of Grand Forks, 5.000%, 12/1/2035, Call 12/1/2021	1,950,000	2,164,383
City of West Fargo, 3.000%, 5/1/2021, Call 5/1/2017	555,000	575,197
City of West Fargo, 3.000%, 5/1/2023, Call 5/1/2017	185,000	187,442
County of Burleigh, 4.500%, 7/1/2032, Call 7/1/2022	2,850,000	3,133,604
North Dakota Housing Finance Agency, 4.125%, 1/1/2026, Call 1/1/2021	1,270,000	1,365,123

North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	2,365,000	2,539,868
Williston Parks & Recreation District, 4.500%, 3/1/2020	1,455,000	1,679,870
Williston Parks & Recreation District, 4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,842,746
Williston Parks & Recreation District, 4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,961,307

		26,236,268

Ohio - 1.8%
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	448,916
Buckeye Tobacco Settlement Financing Authority, 4.500%, 6/1/2013	215,000	218,618
City of Cleveland Airport System Revenue, 5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,719,342
City of Cleveland Airport System Revenue, AGM, 5.000%, 1/1/2030, Call 1/1/2022	1,000,000	1,179,550
City of Cleveland Airport System Revenue, AGM, 5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,170,790
City of Cleveland, AGC, 5.000%, 10/1/2017	425,000	493,723
City of Hamilton, AGM, 4.250%, 10/1/2029, Call 10/1/2019	500,000	542,460
City of Hamilton, AGM, 4.375%, 10/1/2030, Call 10/1/2019	250,000	272,990
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,116,440
County of Franklin, 5.000%, 11/1/2023, Call 11/1/2019	300,000	351,024
County of Hamilton, AGM, 4.000%, 6/1/2014	685,000	709,502
County of Lorain, AMBAC, 0.428%, 10/1/2030 (3)	500,000	450,550
County of Lorain, AMBAC, 0.428%, 10/1/2030 (3)	2,450,000	2,173,687
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	600,000	732,996
County of Summit, 5.250%, 12/1/2017, Call 12/1/2013	1,000,000	1,046,590
New Albany Community Authority, 4.000%, 10/1/2019	900,000	1,017,306
New Albany Community Authority, 4.000%, 10/1/2020	590,000	669,095
New Albany Community Authority, 5.000%, 10/1/2022	1,000,000	1,214,560
New Albany Community Authority, 5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,330,354
Ohio Higher Educational Facility Commission, 4.000%, 12/1/2020	1,050,000	1,193,535
Ohio Higher Educational Facility Commission, 4.000%, 12/1/2021	795,000	902,110
Ohio Higher Educational Facility Commission, 4.000%, 12/1/2022	845,000	954,833
Richland County, AGC, 6.000%, 12/1/2028, Call 12/1/2018	250,000	299,773
State of Ohio, 4.000%, 1/15/2015	500,000	528,230

		21,736,974

Oklahoma - 0.7%
Cleveland County Justice Authority, 5.750%, 3/1/2029, Call 3/1/2015	680,000	732,890
Delaware County Justice Authority, 3.750%, 9/1/2029, Call 9/1/2017	2,525,000	2,595,599
Delaware County Justice Authority, 4.000%, 9/1/2018	415,000	466,730
Delaware County Justice Authority, 4.000%, 9/1/2019	740,000	840,352
Delaware County Justice Authority, 4.000%, 9/1/2020	700,000	798,280
Delaware County Justice Authority, 4.000%, 9/1/2021	805,000	918,231
Oklahoma County Finance Authority, 4.000%, 3/1/2018	1,000,000	1,128,180
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	590,000	642,923
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	115,000	121,012
Stephens County Educational Facilities Authority, 3.000%, 9/1/2016	450,000	474,278

		8,718,475

Oregon - 1.4%
Astoria Hospital Facilities Authority, 3.000%, 8/1/2014	735,000	753,559
Astoria Hospital Facilities Authority, 3.000%, 8/1/2015	760,000	783,537
City of Tigard, 5.000%, 8/1/2029, Call 8/1/2022	690,000	855,862
City of Tigard, 5.000%, 8/1/2030, Call 8/1/2022	1,015,000	1,253,028
City of Tigard, 5.000%, 8/1/2031, Call 8/1/2022	1,195,000	1,468,261
City of Tigard, 5.000%, 8/1/2032, Call 8/1/2022	1,135,000	1,387,946
City of Woodburn, 0.000%, 3/1/2020	1,380,000	1,150,382
City of Woodburn, 0.000%, 3/1/2021	1,215,000	972,534
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Guarantee, 0.000%, 6/15/2023	2,000,000	1,565,540
County of Gilliam, 2.000%, 9/2/2014 (3)	1,000,000	1,025,620
Deschutes & Jefferson Counties School District No. 2J Redmond, School Bond Guarantee, 0.000%, 6/15/2019	650,000	584,265
Klamath Falls Intercommunity Hospital Authority, 4.000%, 9/1/2031, Call 9/1/2022	1,000,000	1,017,740
Klamath Falls Intercommunity Hospital Authority, 5.000%, 9/1/2022	255,000	294,984
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,644,040
Salem-Keizer School District No. 24J, School Bond Guarantee, 0.000%, 6/15/2017	500,000	473,635

		17,230,933

Pennsylvania - 2.8%
Berks County Municipal Authority, 0.960%, 5/1/2037, Call 12/6/2012 (3)	2,000,000	2,000,000
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	585,220
City of Philadelphia Gas Works Revenue, AGC, 5.250%, 8/1/2019, Call 8/1/2014	400,000	425,448
City of Pittsburgh, 4.000%, 9/1/2016	415,000	452,894
City of Pittsburgh, 4.000%, 9/1/2017	550,000	608,410
City of Pittsburgh, 4.000%, 9/1/2021	750,000	845,332
City of Pittsburgh, AGM, 5.250%, 9/1/2018, Call 9/1/2016	250,000	283,665
Harrisburg Authority, AGM, 5.000%, 12/1/2013 (3)	4,525,000	4,530,158
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	2,000,000	2,007,040
Kiski Area School District, AGM State Aid Withholding, 4.000%, 3/1/2021	1,450,000	1,637,485
Monroeville Finance Authority, 2.400%, 2/15/2021	700,000	715,722
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	1,500,000	1,692,960
Pennsylvania Economic Development Financing Authority, 2.625%, 12/1/2015 (3)	1,400,000	1,400,000
Pennsylvania Economic Development Financing Authority, 5.000%, 1/1/2023, Call 1/1/2016	3,200,000	3,628,992
Pennsylvania Housing Finance Agency, 3.650%, 10/1/2037, Call 10/1/2021 (4)	1,000,000	1,008,010
Pennsylvania Turnpike Commission, 4.000%, 12/1/2023, Call 12/1/2019	200,000	218,056
Pennsylvania Turnpike Commission, 5.000%, 6/1/2021, Call 6/1/2019	565,000	662,785
Puttable Floating Option Tax-Exempt Receipts, FGIC State Aid Withholding, 0.810%, 6/1/2034 (3)	3,430,000	3,430,000
St. Mary Hospital Authority, 5.000%, 11/15/2017, Call 11/15/2014	1,025,000	1,099,630
St. Mary Hospital Authority, 5.250%, 11/15/2016, Call 11/15/2014	250,000	269,653
State Public School Building Authority, AGM, 3.000%, 10/15/2015	500,000	523,790
Tioga County Industrial Development Authority, 3.000%, 3/1/2014	1,455,000	1,477,349
Westmoreland County Industrial Development Authority, 0.960%, 1/1/2036, Call 12/3/2012 (3)	5,435,000	5,435,000

		34,937,599

Puerto Rico - 0.4%
Puerto Rico Highway & Transportation Authority, AGC AGM, 5.500%, 7/1/2025	1,000,000	1,215,650
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.000%, 9/15/2016, Call 3/15/2014	100,000	104,711
Puerto Rico Industrial Tourist Educational Medical & Environment Control Facilities Financing Authority, 5.000%, 4/1/2016	1,255,000	1,339,085
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2014	300,000	316,407
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2015	1,915,000	2,058,721
Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	275,000	329,609

		5,364,183

Rhode Island - 0.5%
City of Woonsocket, AMBAC, 5.000%, 3/1/2013	100,000	100,159
City of Woonsocket, AMBAC, 5.000%, 3/1/2014	500,000	498,125
Providence Public Buildings Authority, AMBAC, 5.500%, 12/15/2012	525,000	525,777
Rhode Island Housing & Mortgage Finance Corp., 4.000%, 10/1/2040, Call 10/1/2021	2,000,000	2,134,980
Rhode Island Student Loan Authority, 3.950%, 12/1/2017	250,000	270,072
Rhode Island Student Loan Authority, 4.200%, 12/1/2018, Call 12/1/2017	600,000	653,148
Rhode Island Student Loan Authority, 4.250%, 12/1/2020, Call 12/1/2017	500,000	539,340
Rhode Island Student Loan Authority, 4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,080,570

		5,802,171

South Carolina - 2.0%
City of Rock Hill, AGM, 3.000%, 1/1/2022	730,000	769,778
City of Rock Hill, AGM, 3.500%, 1/1/2025, Call 1/1/2022	895,000	951,519
City of Rock Hill, AGM, 5.250%, 1/1/2026, Call 1/1/2022	730,000	887,403
City of Rock Hill, AGM, 5.250%, 1/1/2028, Call 1/1/2022	475,000	573,149
County of Dorchester, 3.000%, 10/1/2025, Call 10/1/2022	460,000	479,504
County of Dorchester, 5.000%, 10/1/2022	480,000	610,766
County of Dorchester, 5.000%, 10/1/2026, Call 10/1/2022	400,000	496,044
County of Florence, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,305,460
County of Florence, 5.000%, 11/1/2030, Call 11/1/2020	500,000	563,900
County of Laurens, 3.000%, 1/1/2020	645,000	679,050
County of Laurens, 3.500%, 1/1/2021	660,000	716,008
County of Laurens, 3.500%, 1/1/2022	685,000	740,862
Laurens County Water & Sewer Commission, 5.000%, 3/1/2029, Call 3/1/2017	415,000	453,670
Laurens County Water & Sewer Commission, 5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,089,400
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2013	2,490,000	2,513,705
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2013	140,000	143,023
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	625,000	653,669

Piedmont Municipal Power Agency, AGM, 5.000%, 1/1/2030, Call 7/1/2021	450,000	529,474
Piedmont Municipal Power Agency, AGM, 5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,229,410
Scago Educational Facilities Corp. for Pickens School District, AGM, 5.000%, 12/1/2020, Call 12/1/2016	300,000	341,007
South Carolina Jobs-Economic Development Authority, 4.000%, 7/1/2021	250,000	277,140
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	2,048,740
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	340,000	370,943
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (7)	1,465,000	1,605,449
South Carolina State Public Service Authority, 5.500%, 1/1/2038, Call 1/1/2019	1,000,000	1,190,980
South Carolina State Public Service Authority, NATL-RE FGIC, 4.750%, 1/1/2023, Call 7/1/2015	1,000,000	1,097,940
South Carolina Transportation Infrastructure Bank, AMBAC, 5.250%, 10/1/2020	250,000	315,367
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	1,027,386
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2015	250,000	264,395

		24,925,141

South Dakota - 1.0%
City of Rapid City, 6.750%, 12/1/2031, Call 12/1/2019	500,000	577,185
City of Rapid City, 7.000%, 12/1/2035, Call 12/1/2019	750,000	872,100
City of Rapid City Airport Revenue, 5.500%, 12/1/2022, Call 12/1/2019	225,000	255,519
Puttable Floating Option Tax-Exempt Receipts, 0.800%, 12/1/2022 (3)	3,430,000	3,430,000
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2018	500,000	562,530
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2020	900,000	1,023,876
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,213,304
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,113,510
South Dakota Health & Educational Facilities Authority, 5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,144,670
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,092,945
South Dakota Housing Development Authority, 3.750%, 5/1/2018	500,000	545,420

		11,831,059

Tennessee - 1.0%
Franklin County Health & Educational Facilities Board, 3.000%, 9/1/2021	2,150,000	2,335,953
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	435,000	498,092
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2021	3,805,000	4,545,833
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2022	150,000	178,173
Tennessee Housing Development Agency, 4.000%, 7/1/2025, Call 1/1/2021	1,000,000	1,076,410
Tennessee Housing Development Agency, 4.000%, 7/1/2026, Call 1/1/2021	1,550,000	1,654,625
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	750,000	810,728
Tennessee Housing Development Agency, 4.750%, 7/1/2027, Call 1/1/2017 (7)	250,000	260,505
Tennessee Housing Development Agency, 5.000%, 7/1/2023, Call 7/1/2017 (7)	455,000	480,444
Tennessee Housing Development Agency, 5.000%, 1/1/2027, Call 7/1/2019	840,000	911,862

		12,752,625

Texas - 7.2%
Brazos River Authority, FGIC, 4.250%, 3/1/2014 (3)	1,160,000	1,208,198
Brazos River Authority, FGIC, 4.250%, 12/1/2017, Call 6/1/2014 (3)	290,000	305,666
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2019	1,000,000	1,151,010
Capital Area Cultural Education Facilities Finance Corp., 5.250%, 4/1/2021, Call 4/1/2020	400,000	465,032
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	604,730
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	2,025,000	2,115,619
City of Galveston, 4.250%, 5/1/2014	290,000	305,126
City of Galveston Wharves & Terminal Revenue, 4.625%, 2/1/2024, Call 2/1/2021	1,255,000	1,350,681
City of Houston, 5.000%, 9/1/2033, Call 9/1/2013	2,855,000	2,928,516
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	331,872
Comal Independent School District, NATL-RE PSF, 5.000%, 2/1/2033, Call 2/1/2014	470,000	495,686
Comal Independent School District, PSF, 4.000%, 2/1/2032, Call 2/1/2021 (4)	4,000,000	4,461,960
Conroe Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	500,000	601,940
Conroe Independent School District, PSF, 5.000%, 2/15/2035, Call 2/15/2021	750,000	899,805
County of Bowie, AGM, 4.000%, 8/1/2020, Call 8/1/2016	1,055,000	1,146,110
County of Bowie, AGM, 4.000%, 8/1/2021, Call 8/1/2016	1,275,000	1,377,077
County of Bowie, AGM, 4.000%, 8/1/2024, Call 8/1/2016	1,315,000	1,403,408
County of El Paso, 5.000%, 2/15/2026, Call 2/15/2017	1,000,000	1,143,940
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,686,280
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	810,385
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2035, Call 2/15/2021	500,000	597,400

Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2036, Call 2/15/2021	755,000	898,359
Dallas County Cities Municipal Utility District, 4.000%, 8/1/2027, Call 8/1/2020	340,000	382,129
Dallas County Utility & Reclamation District, AMBAC, 5.100%, 2/15/2020, Call 2/15/2017	350,000	379,757
Dallas/Fort Worth International Airport, 5.000%, 11/1/2032, Call 11/1/2020 (7)	5,000,000	5,668,900
Dallas/Fort Worth International Airport, 5.000%, 11/1/2035, Call 11/1/2020 (7)	6,000,000	6,726,660
Dallas/Fort Worth International Airport, NATL-RE, 5.500%, 11/1/2020, Call 11/1/2013 (7)	200,000	209,116
Denton Independent School District, PSF, 0.690%, 8/15/2022, Call 8/15/2016 (3)	2,900,000	2,900,000
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,340,000	1,665,419
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	788,519
Harris County Cultural Education Facilities Finance Corp., 5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,871,920
Harris County Health Facilities Development Corp., 0.690%, 7/1/2027 (3)	2,345,000	2,345,000
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	6,226,024
La Vernia Higher Education Finance Corp., 4.375%, 8/15/2015	200,000	214,246
La Vernia Higher Education Finance Corp., 4.750%, 8/15/2016	180,000	195,795
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2017	150,000	168,132
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2018	150,000	172,272
Little Elm Independent School District, PSF, 5.000%, 8/15/2020, Call 8/15/2016	1,145,000	1,319,704
Lower Colorado River Authority, 5.000%, 5/15/2021, Call 5/15/2020	6,840,000	8,412,037
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	550,000	653,323
North Texas Tollway Authority, 0.000%, 9/1/2037, Call 9/1/2031	500,000	139,730
North Texas Tollway Authority, 1.950%, 1/1/2019 (3)	2,000,000	2,053,220
North Texas Tollway Authority, 5.750%, 1/1/2038, Call 1/1/2018	575,000	648,295
North Texas Tollway Authority, 6.125%, 1/1/2031, Call 1/1/2016	400,000	434,820
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,951,734
Red River Authority, NATL-RE, 4.450%, 6/1/2020	150,000	170,082
Rib Floater Trust Various States, 0.410%, 3/1/2043, Call 3/1/2022 (3) (5) (6)	5,000,000	5,000,000
Sabine River Authority, MBIA, 4.950%, 3/1/2018	345,000	391,144
San Antonio Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	571,485
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021 (4)	2,000,000	2,334,940
Texas Public Finance Authority, 5.000%, 7/1/2019, Call 7/1/2014	1,600,000	1,714,176
Texas Transportation Commission, 0.550%, 4/1/2026, Call 12/5/2012 (3)	3,000,000	3,000,000
University of Houston, AMBAC, 5.000%, 2/15/2022, Call 2/15/2015	500,000	531,255
Upper Trinity Regional Water District, AGM, 4.000%, 8/1/2020	200,000	226,438
Upper Trinity Regional Water District, AGM, 4.000%, 8/1/2021	170,000	191,707

		88,946,779

Utah - 0.8%
Central Utah Water Conservancy District, 5.000%, 10/1/2026, Call 10/1/2019 (4)	850,000	1,039,754
Central Utah Water Conservancy District, 5.000%, 10/1/2028, Call 10/1/2019 (4)	1,000,000	1,214,570
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022 (4)	325,000	386,718
City of Eagle Mountain City, AGM, 2.000%, 6/1/2014	565,000	570,899
City of Eagle Mountain City, AGM, 2.250%, 6/1/2013	605,000	608,618
Utah Housing Corp., GNMA, 3.450%, 7/1/2021	720,000	763,898
Utah Infrastructure Agency, AGM, 5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,158,500
Utah Infrastructure Agency, AGM, 5.500%, 10/15/2030, Call 10/15/2021	1,000,000	1,212,290
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	2,485,000	2,850,046

		9,805,293

Vermont - 0.5%
Vermont Economic Development Authority, 0.960%, 5/1/2029, Call 12/6/2012 (3)	2,900,000	2,900,000
Vermont Housing Finance Agency, 1.850%, 7/1/2037, Call 12/6/2012 (3)	3,000,000	3,000,000

		5,900,000

Virgin Islands - 0.1%
Virgin Islands Public Finance Authority, 5.000%, 10/1/2017	1,440,000	1,585,339
Virginia - 0.7%
County of Pittsylvania, 3.000%, 7/15/2017, Call 1/15/2014 (4)	1,825,000	1,868,289
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	550,000	593,015
Louisa Industrial Development Authority, 5.375%, 12/2/2013 (3)	400,000	419,676
Roanoke Economic Development Authority, AGM, 5.000%, 7/1/2017 (3)	1,000,000	1,144,090
Virginia College Building Authority, 5.000%, 3/1/2023, Call 3/1/2020	745,000	880,039
Virginia College Building Authority, 5.000%, 3/1/2024, Call 3/1/2020	1,755,000	2,067,987
Virginia Resources Authority, 0.000%, 11/1/2029, Call 11/1/2016	1,000,000	479,860
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,154,890

		8,607,846

Washington - 0.6%
Grays Harbor County Public Utility District No. 1, AGM, 5.250%, 7/1/2019, Call 7/1/2015	425,000	466,306
King County Housing Authority, 5.200%, 5/1/2028, Call 11/1/2018	460,000	514,303
King County Housing Authority, 5.500%, 12/1/2028, Call 12/1/2018	500,000	539,865
King County Public Hospital District No. 4, 7.250%, 12/1/2038, Call 12/1/2014	100,000	105,604
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,247,238
State of Washington, 4.000%, 7/1/2018	1,495,000	1,697,498
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	481,505
Washington Health Care Facilities Authority, 5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,198,060
Washington Health Care Facilities Authority, FHA, 6.250%, 8/1/2028, Call 8/1/2018	400,000	484,980

		6,735,359

West Virginia - 0.4%
City of Princeton, 4.000%, 5/1/2016	715,000	755,791
City of Princeton, 5.000%, 5/1/2017	875,000	968,397
West Virginia Hospital Finance Authority, AMBAC, 5.000%, 6/1/2019, Call 6/1/2016	1,565,000	1,735,288
West Virginia Housing Development Fund, 3.400%, 11/1/2021, Call 11/1/2020	400,000	426,560
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	600,000	666,366

		4,552,402

Wisconsin - 2.6%
Central Brown County Water Authority, AMBAC, 5.000%, 12/1/2023, Call 12/1/2015	515,000	576,805
City of Glendale, XLCA, 4.125%, 4/1/2016, Call 4/1/2013	245,000	247,501
County of La Crosse, XLCA, 4.500%, 10/1/2015 (7)	235,000	252,042
County of Milwaukee, 5.000%, 12/1/2020, Call 12/1/2019	100,000	120,126
Kimberly Area School District, 2.375%, 3/1/2019	230,000	239,844
Ladysmith-Hawkins School District, NATL-RE FGIC, 5.500%, 4/1/2020, Call 4/1/2016	1,105,000	1,184,085
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	564,130
Northern Ozaukee School District, AGM, 3.350%, 3/1/2015, Call 3/1/2013	405,000	407,191
Wisconsin Center District, AGM, 5.250%, 12/15/2027	150,000	187,822
Wisconsin Health & Educational Facilities Authority, 0.290%, 8/15/2034, Call 8/15/2013 (3)	5,705,000	5,705,000
Wisconsin Health & Educational Facilities Authority, 3.750%, 10/1/2017	255,000	280,092
Wisconsin Health & Educational Facilities Authority, 4.200%, 8/15/2018	1,000,000	1,120,110
Wisconsin Health & Educational Facilities Authority, 4.750%, 10/15/2029, Call 10/15/2021	605,000	680,813
Wisconsin Health & Educational Facilities Authority, 5.000%, 4/15/2016	1,000,000	1,110,810
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2018	1,000,000	1,115,580
Wisconsin Health & Educational Facilities Authority, 5.000%, 6/1/2019	1,220,000	1,427,925
Wisconsin Health & Educational Facilities Authority, 5.000%, 6/1/2019	2,860,000	3,347,430
Wisconsin Health & Educational Facilities Authority, 5.000%, 7/1/2019	990,000	1,114,205
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2019	955,000	1,070,641
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2019	250,000	293,175
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2020	1,060,000	1,190,709
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2021	1,160,000	1,302,344
Wisconsin Health & Educational Facilities Authority, 5.250%, 8/15/2018, Call 8/15/2016	500,000	572,565
Wisconsin Health & Educational Facilities Authority, 5.250%, 12/1/2020, Call 12/1/2018	1,295,000	1,486,505
Wisconsin Health & Educational Facilities Authority, 5.250%, 4/1/2023, Call 4/1/2018	365,000	409,493
Wisconsin Health & Educational Facilities Authority, 5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,978,584
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,770,000	4,372,446

		32,357,973

Wyoming - 0.2%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,156,430
Wyoming Community Development Authority, 3.250%, 6/1/2020	550,000	566,616
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	574,630

		2,297,676

Total Municipals (identified cost $1,127,244,774)		1,198,693,207

Short-Term Investments - 5.1%

Mutual Funds - 4.7%
BMO Tax-Free Money Market Fund, Class I, 0.203% (10)	58,226,424	58,226,424

Short-Term Municipals - 0.4%

California - 0.3%
City of Monrovia, 3.125%, 6/28/2013	$3,655,000	3,693,926

Ohio - 0.1%
Village of Lockland, 2.000%, 3/12/2013	635,000	636,346

Total Short-Term Municipals		4,330,272

Total Short-Term Investments (identified cost $62,551,537)		62,556,696

Total Investments - 101.7% (identified cost $1,189,796,311)		1,261,249,903
Other Assets and Liabilities - (1.7)%		(20,750,650)

Total Net Assets - 100.0%		$1,240,499,253

Government Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 2.0%

Automobiles - 0.4%
CarNow Auto Receivables Trust, Class A, (Series 2012-1A), 2.090%, 1/15/2015 (5) (6)	$801,815	$802,254
Federal Home Loan Mortgage Corporation - 0.2%
0.468%, 8/25/2031, (Series T-32) (3)	473,724	463,555
Other Financial - 1.4%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.448%, 4/25/2037 (3) (5) (6)	2,060,974	997,596
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.915%, 10/25/2023 (3) (5) (6)	2,000,000	2,010,000

		3,007,596

Total Asset-Backed Securities (identified cost $5,346,500)		4,273,405

Collateralized Mortgage Obligations - 11.3%

Federal Home Loan Mortgage Corporation - 4.5%
0.508%, 1/15/2036, (Series 3102) (3)	3,254,420	3,271,349
0.558%, 6/15/2025, (Series 2993) (3)	2,767,391	2,778,840
0.608%, 10/15/2027, (Series 3780) (3)	3,358,128	3,368,139
5.000%, 5/15/2033, (Series 2791)	326,399	341,701

		9,760,029
Federal National Mortgage Association - 1.8%
0.458%, 7/25/2035, (Series 2005-66) (3)	3,016,204	3,019,096
0.608%, 4/25/2034, (Series 2004-25) (3)	734,024	740,549
4.000%, 10/25/2032, (Series 2003-28)	75,094	78,022

		3,837,667
Private Sponsor - 5.0%
American Home Mortgage Investment Trust, Class 4A1, (Series 2005-2), 2.027%, 9/25/2045 (3)	926,239	878,007
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.495%, 7/25/2037 (3)	1,472,434	1,432,827
Chaseflex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	567,280	572,860
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.740%, 10/15/2054 (3) (5) (6)	2,160,885	2,182,985
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	649,688	674,829
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.837%, 11/25/2034 (3)	2,059,998	2,062,835
Springleaf Mortgage Loan Trust, Class A, (Series 2012-2A), 2.220%, 10/25/2057 (3) (5) (6)	1,391,882	1,405,801
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	1,372,193	1,408,374

		10,618,518

Total Collateralized Mortgage Obligations (identified cost $23,550,221)		24,216,214

Commercial Mortgage Securities - 9.5%

Private Sponsor - 9.5%
Bear Stearns Commercial Mortgage Securities, Class A2, (Series 2006-PW13), 5.426%, 9/11/2041	1,592,595	1,612,141
COBALT CMBS Commercial Mortgage Trust, Class A3, (Series 2007-C2), 5.484%, 4/15/2047 (3)	2,000,000	2,318,548
COBALT CMBS Commercial Mortgage Trust, Class A3, (Series 2007-C3), 5.996%, 5/15/2046 (3)	2,000,000	2,138,518
Commercial Mortgage Pass-Through Certificates, Class AM, (Series 2012-CR4), 3.251%, 10/15/2045	1,500,000	1,543,480
Credit Suisse First Boston Mortgage Securities Corp., Class AAB, (Series 2005-C4), 5.065%, 8/15/2038 (3)	52,089	52,239
GS Mortgage Securities Corp. II, Class A1, (Series 2007-EOP), 1.103%, 3/6/2020 (3) (5) (6)	2,333,462	2,336,774
GS Mortgage Securities Corp. II, Class AAB, (Series 2007-GG10), 5.983%, 8/10/2045 (3)	334,620	354,225

JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.583%, 7/15/2019 (3) (5) (6)	339,004	330,504
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,000,000	3,121,842
JP Morgan Chase Commercial Mortgage Securities Corp., Class ASB, (Series 2007-C1), 5.857%, 2/15/2051	965,797	1,049,109
JP Morgan Chase Commercial Mortgage Securities Corp., Class ASB, (Series 2007-LD12), 5.833%, 2/15/2051 (3)	1,235,818	1,360,292
Morgan Stanley Capital I, Inc., Class A4, (Series 2007-IQ15), 6.075%, 6/11/2049 (3)	2,000,000	2,381,322
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C16), 4.692%, 10/15/2041	251,696	257,130
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C18), 4.807%, 4/15/2042	1,397,808	1,456,541

Total Commercial Mortgage Securities (identified cost $20,047,751)		20,312,665

Corporate Bonds & Notes - 2.5%

Banks - 1.4%
Bank of America Corp., 4.900%, 5/1/2013	3,000,000	3,050,481
Insurance - 1.1%
HSB Group, Inc., 1.250%, 7/15/2027 (3)	3,000,000	2,296,500

Total Corporate Bonds & Notes (identified cost $6,004,213)		5,346,981

U.S. Government & U.S. Government Agency Obligations - 1.0%

Financing Corporation - 1.0%
0.000%, 12/27/2018	2,210,000	2,036,513

Total U.S. Government & U.S. Government Agency Obligations (identified cost $2,047,708)		2,036,513

U.S. Government Agency-Mortgage Securities - 92.7%

Federal Home Loan Mortgage Corporation - 20.6%
3.500%, 6/1/2042	1,895,436	2,022,193
4.000%, 4/1/2026	3,346,749	3,556,288
4.000%, 9/1/2026	1,760,696	1,870,934
4.000%, 10/1/2031	4,237,253	4,565,072
4.000%, 12/1/2040	876,103	954,014
4.500%, 11/1/2022	2,620,505	2,797,677
4.500%, 9/1/2031	1,234,395	1,349,795
4.500%, 9/1/2035	1,531,371	1,642,566
4.500%, 3/1/2039	2,025,907	2,210,363
4.500%, 5/1/2039	4,067,322	4,471,711
4.500%, 2/1/2040	933,105	1,002,610
4.500%, 2/1/2040	2,603,066	2,796,961
4.500%, 7/1/2040	89,745	98,954
4.500%, 11/1/2040	2,096,947	2,287,872
4.500%, 2/1/2041	3,127,251	3,416,872
5.000%, 12/1/2022	636,038	685,004
5.000%, 12/1/2035	333,421	359,090
5.000%, 2/1/2038	183,330	196,756
5.000%, 3/1/2038	1,476,567	1,584,706
5.000%, 11/1/2038	121,750	130,666
5.000%, 1/1/2040	765,133	842,449
5.500%, 11/1/2018	810,429	871,378
5.500%, 10/1/2021	689,664	744,117
5.500%, 7/1/2035	151,105	164,272
6.000%, 8/1/2036	209,023	227,336
6.000%, 12/1/2036	225,888	245,679
6.000%, 6/1/2037	1,111,371	1,208,741
6.000%, 11/1/2037	882,539	960,964
6.000%, 12/1/2037	209,817	228,199
6.500%, 9/1/2016	34,954	37,454
7.500%, 9/1/2013	4,639	4,701
7.500%, 4/1/2024	112,784	133,876
7.500%, 4/1/2027	47,424	57,269

8.000%, 8/1/2030	66,271	82,363
8.500%, 9/1/2024	58,067	70,920
9.000%, 6/1/2019	52,354	58,602
9.500%, 2/1/2025	36,036	42,334

		43,980,758
Federal National Mortgage Association - 69.7%
2.500%, 1/15/2028 (4)	4,500,000	4,701,096
2.988%, 8/1/2041 (3)	1,416,078	1,483,959
3.000%, 12/15/2027 (4)	18,000,000	18,986,490
3.000%, 8/1/2032 (4)	404,786	427,537
3.000%, 9/1/2032	2,977,581	3,155,030
3.000%, 1/15/2043 (4)	15,000,000	15,750,000
3.021%, 3/1/2041 (3)	1,310,623	1,371,756
3.110%, 5/1/2041 (3)	1,255,078	1,311,041
3.259%, 7/1/2041 (3)	3,009,172	3,177,680
3.500%, 12/15/2027 (4)	7,000,000	7,426,566
3.500%, 7/1/2032	970,424	1,039,263
3.500%, 5/1/2042	1,982,384	2,123,628
3.500%, 10/1/2042	2,496,307	2,674,169
3.500%, 10/1/2042	2,981,792	3,194,245
3.500%, 11/1/2042	997,666	1,068,749
3.500%, 12/1/2042 (4)	7,000,000	7,475,783
3.500%, 1/1/2043 (4)	7,000,000	7,460,467
4.000%, 11/1/2031	2,177,684	2,350,928
4.000%, 11/1/2040	1,040,612	1,116,568
4.000%, 1/1/2041	1,616,323	1,734,300
4.000%, 1/1/2041	2,169,749	2,372,195
4.000%, 2/1/2041	3,710,006	3,980,803
4.000%, 3/1/2041	538,342	586,384
4.000%, 8/1/2041	1,041,726	1,087,488
4.000%, 9/1/2041	937,672	978,863
4.000%, 11/1/2041	1,863,828	2,000,453
4.500%, 6/1/2039	3,062,770	3,393,179
4.500%, 7/1/2041	762,285	805,214
4.500%, 8/1/2041	3,944,341	4,272,479
4.500%, 8/1/2041	870,875	919,921
4.500%, 8/1/2041	958,794	1,012,790
4.500%, 8/1/2041	1,092,453	1,153,977
5.000%, 5/1/2018	700,655	772,703
5.000%, 3/1/2035	1,459,702	1,591,694
5.000%, 7/1/2035	1,400,296	1,521,665
5.000%, 2/1/2036	8,346,260	9,069,663
5.000%, 5/1/2042	2,809,332	3,069,510
5.500%, 1/1/2023	584,597	635,697
5.500%, 10/1/2024	857,260	940,767
5.500%, 2/1/2036	789,971	861,615
5.500%, 7/1/2036	1,522,846	1,667,142
5.500%, 12/1/2036	3,702,849	4,030,565
5.500%, 8/1/2037	2,808,201	3,070,779
6.000%, 9/1/2013	26,173	26,396
6.000%, 10/1/2016	128,403	136,609
6.000%, 9/1/2021	906,795	997,285
6.000%, 11/1/2038	1,589,401	1,760,417
6.000%, 5/1/2039	3,238,476	3,586,930
6.500%, 9/1/2016	86,041	92,160
6.500%, 9/1/2016	190,924	204,503
6.500%, 8/1/2030	1,154,891	1,364,873
6.500%, 12/1/2031	70,259	80,796
6.500%, 11/1/2037	578,866	644,706
7.000%, 3/1/2029	138,988	166,799
7.000%, 7/1/2029	372,528	447,069
7.000%, 2/1/2030	299,902	359,911
7.500%, 10/1/2030	63,109	77,318
8.000%, 10/1/2028	582,398	718,066
8.000%, 4/1/2030	104,665	129,815

		148,618,454

Government National Mortgage Association - 2.4%
5.000%, 4/15/2034	880,312	964,739
5.500%, 9/15/2033	1,585,533	1,754,689
6.000%, 12/20/2033	2,006,915	2,272,456
7.000%, 8/15/2031	92,372	110,479
9.500%, 10/15/2024	34,757	37,579

		5,139,942

Total U.S. Government Agency-Mortgage Securities (identified cost $193,246,000)		197,739,154

Short-Term Investments - 10.8%

Mutual Funds - 1.4%
BMO Government Money Market Fund, Class I, 0.019% (10)	3,012,894	3,012,894

Repurchase Agreement - 9.4%
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.230%, dated 11/30/2012, to be repurchased at $20,000,383 on 12/3/2012, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2042, with a market value of $20,400,000	$20,000,000	20,000,000

Total Short-Term Investments (identified cost $23,012,894)		23,012,894

Total Investments - 129.8% (identified cost $273,255,287)		276,937,826
Other Assets and Liabilities - (29.8)%		(63,518,952)

Total Net Assets - 100.0%		$213,418,874

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 4.1%

Automobiles - 4.1%
CarMax Auto Owner Trust, Class A4, (Series 2009-1), 5.810%, 12/16/2013	$177,452	$178,018
Ford Credit Auto Owner Trust, Class A4, (Series 2009-A), 6.070%, 5/15/2014	2,453,556	2,476,340
Ford Credit Auto Owner Trust, Class A4, (Series 2009-B), 4.500%, 7/15/2014	865,961	875,636
Ford Credit Auto Owner Trust, Class A4, (Series 2009-C), 4.430%, 11/15/2014	1,798,580	1,828,831
Hyundai Auto Receivables Trust, Class A4, (Series 2009-A), 3.150%, 3/15/2016	432,136	439,401
Nissan Auto Receivables Owner Trust, Class A4, (Series 2009-A), 4.740%, 8/17/2015	446,561	448,068

Total Asset-Backed Securities (identified cost $6,282,029)		6,246,294

Corporate Bonds & Notes - 89.9%

Agriculture - 1.6%
Altria Group, Inc., 10.200%, 2/6/2039	300,000	507,075
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	324,227
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,348,930
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	323,801

		2,504,033

Auto Manufacturers - 1.3%
Daimler Finance North America LLC, 1.130%, 4/10/2014 (3) (5) (6)	2,000,000	2,007,114
Banks - 7.3%
Bancolombia SA, 5.125%, 9/11/2022 (1)	500,000	521,250
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,256,299
Goldman Sachs Group, Inc., 5.750%, 1/24/2022 (1)	1,000,000	1,192,500
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	1,000,000	1,116,259
Goldman Sachs Group, Inc., 7.500%, 2/15/2019 (1)	300,000	377,112
JPMorgan Chase & Co., 1.429%, 3/20/2015 (3)	1,500,000	1,516,323
JPMorgan Chase & Co., 4.625%, 5/10/2021	300,000	343,740
Morgan Stanley, 5.500%, 1/26/2020	1,000,000	1,116,600
Morgan Stanley, 5.500%, 7/28/2021 (1)	1,000,000	1,145,579
Wells Fargo & Co., 0.513%, 10/28/2015 (3)	1,500,000	1,477,962
Wells Fargo & Co., 1.287%, 6/26/2015 (3)	1,000,000	1,010,848

		11,074,472

Beverages - 2.0%
PepsiCo, Inc., 0.390%, 5/10/2013 (3)	1,000,000	1,000,909
PepsiCo, Inc., 4.650%, 2/15/2013	2,000,000	2,016,990

		3,017,899

Chemicals - 2.0%
Braskem America Finance Co., 7.125%, 7/22/2041 (5) (6)	1,000,000	1,055,000
Dow Chemical Co., 8.550%, 5/15/2019	250,000	338,776
Mexichem SAB de C.V., 6.750%, 9/19/2042 (1) (5) (6)	1,500,000	1,638,750

		3,032,526

Commercial Services - 0.7%
ERAC USA Finance LLC, 5.625%, 3/15/2042 (5) (6)	1,000,000	1,128,074
Computers - 0.7%
International Business Machines Corp., 6.500%, 10/15/2013	1,000,000	1,053,311
Diversified Financial Services - 6.8%
Blackstone Holdings Finance Co. LLC, 6.250%, 8/15/2042 (5) (6)	1,000,000	1,106,681
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5) (6)	350,000	409,490
CME Group, Inc., 5.400%, 8/1/2013	1,000,000	1,032,857
General Electric Capital Corp., 5.450%, 1/15/2013 (1)	1,600,000	1,609,261

General Electric Capital Corp., 5.875%, 1/14/2038	500,000	608,353
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	500,000	548,139
Jefferies Group, Inc., 8.500%, 7/15/2019	250,000	294,375
John Deere Capital Corp., 5.100%, 1/15/2013	850,000	854,550
Legg Mason, Inc., 5.500%, 5/21/2019 (5) (6)	1,000,000	1,100,296
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	301,064
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020	1,000,000	1,087,904
SLM Corp., 7.250%, 1/25/2022	1,250,000	1,378,125

		10,331,095

Electric - 3.5%
Alabama Power Co., 4.850%, 12/15/2012	1,925,000	1,927,422
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (5) (6)	350,000	386,527
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5) (6)	1,000,000	1,136,250
Exelon Generation Co. LLC, 5.600%, 6/15/2042 (1) (5) (6)	1,000,000	1,081,491
Puget Energy, Inc., 5.625%, 7/15/2022 (5) (6)	750,000	805,433

		5,337,123

Environmental Control - 0.2%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	321,430
Food - 7.8%
Campbell Soup Co., 5.000%, 12/3/2012	1,000,000	1,000,000
Ingredion, Inc., 6.625%, 4/15/2037	750,000	943,410
Kellogg Co., 5.125%, 12/3/2012	2,000,000	2,000,000
Kroger Co., 7.500%, 1/15/2014	2,000,000	2,149,658
Mondelez International, Inc., 6.000%, 2/11/2013	4,000,000	4,037,928
Ralcorp Holdings, Inc., 6.625%, 8/15/2039	1,000,000	1,196,951
Tyson Foods, Inc., 4.500%, 6/15/2022 (1)	500,000	541,100

		11,869,047

Forest Products & Paper - 1.1%
International Paper Co., 6.000%, 11/15/2041	1,000,000	1,221,753
International Paper Co., 8.700%, 6/15/2038	250,000	384,780

		1,606,533

Gas - 1.0%
Sempra Energy, 6.000%, 2/1/2013	1,500,000	1,512,979
Healthcare-Products - 0.2%
Hospira, Inc., 6.400%, 5/15/2015	300,000	335,173
Healthcare-Services - 2.5%
DaVita HealthCare Partners, Inc., 6.375%, 11/1/2018 (1)	500,000	536,250
DaVita HealthCare Partners, Inc., 6.625%, 11/1/2020	750,000	811,875
Humana, Inc., 8.150%, 6/15/2038	850,000	1,192,144
Quest Diagnostics, Inc., 1.223%, 3/24/2014 (3)	1,000,000	1,006,805
Quest Diagnostics, Inc., 6.400%, 7/1/2017	150,000	178,135

		3,725,209

Home Furnishings - 0.2%
Whirlpool Corp., 8.600%, 5/1/2014	300,000	331,403
Insurance - 7.6%
Aflac, Inc., 6.450%, 8/15/2040	500,000	625,173
Aflac, Inc., 6.900%, 12/17/2039 (1)	295,000	386,896
Aflac, Inc., 8.500%, 5/15/2019	300,000	410,141
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	328,074
Berkshire Hathaway, Inc., 1.010%, 8/15/2014 (3)	1,500,000	1,517,019
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	100,000	105,570
ING US, Inc., 5.500%, 7/15/2022 (5) (6)	1,000,000	1,089,416
Lincoln National Corp., 4.850%, 6/24/2021	1,000,000	1,113,800
Lincoln National Corp., 6.300%, 10/9/2037	250,000	297,324
Lincoln National Corp., 7.000%, 6/15/2040 (1)	500,000	642,801
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	409,894
MetLife, Inc., 1.563%, 8/6/2013 (3)	1,250,000	1,260,234
Primerica, Inc., 4.750%, 7/15/2022	1,000,000	1,112,198
Prudential Financial, Inc., 5.800%, 11/16/2041	1,000,000	1,179,235
Unum Group, 5.750%, 8/15/2042 (1)	1,000,000	1,088,273

		11,566,048

Internet - 1.2%
eBay, Inc., 4.000%, 7/15/2042	750,000	734,033
Expedia, Inc., 5.950%, 8/15/2020	1,000,000	1,093,280

		1,827,313

Investment Companies - 1.7%
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5) (6)	1,000,000	1,127,500
IPIC GMTN, Ltd., 6.875%, 11/1/2041 (5) (6)	1,000,000	1,400,000

		2,527,500

Iron/Steel - 2.8%
ArcelorMittal, 6.000%, 3/1/2021 (1) (3)	500,000	499,913
ArcelorMittal, 7.500%, 10/15/2039 (1) (3)	1,500,000	1,376,700
Cliffs Natural Resources, Inc., 4.800%, 10/1/2020 (1)	1,000,000	981,978
Vale SA, 5.625%, 9/11/2042	1,250,000	1,356,077

		4,214,668

Lodging - 1.3%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,122,755
Wyndham Worldwide Corp., 7.375%, 3/1/2020	750,000	915,527

		2,038,282

Media - 3.3%
CBS Corp., 8.875%, 5/15/2019	250,000	341,082
DIRECTV Holdings LLC, 5.150%, 3/15/2042 (1)	1,000,000	1,008,240
News America, Inc., 9.250%, 2/1/2013	1,250,000	1,265,478
Turner Broadcasting System, Inc., 8.375%, 7/1/2013	2,000,000	2,088,382
Viacom, Inc., 6.125%, 10/5/2017	250,000	301,658

		5,004,840

Mining - 2.0%
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	300,000	334,485
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019 (1)	100,000	137,671
Southern Copper Corp., 5.250%, 11/8/2042 (1)	1,000,000	984,270
Xstrata Finance Canada, Ltd., 5.300%, 10/25/2042 (5) (6)	1,500,000	1,530,579

		2,987,005

Office/Business Equipment - 0.3%
Xerox Corp., 1.799%, 9/13/2013 (3)	500,000	503,577
Oil & Gas - 7.2%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (1)	500,000	508,750
Chesapeake Energy Corp., 6.775%, 3/15/2019 (1)	500,000	501,875
Dolphin Energy, Ltd., 5.500%, 12/15/2021 (5) (6)	750,000	871,875
Hess Corp., 8.125%, 2/15/2019	300,000	397,868
Nabors Industries, Inc., 4.625%, 9/15/2021 (1)	1,000,000	1,077,991
Nabors Industries, Inc., 9.250%, 1/15/2019 (1)	250,000	333,484
Phillips 66, 4.300%, 4/1/2022 (5) (6)	1,000,000	1,110,068
Pride International, Inc., 6.875%, 8/15/2020	1,000,000	1,280,980
Rowan Cos., Inc., 5.000%, 9/1/2017	1,000,000	1,101,252
Talisman Energy, Inc., 5.500%, 5/15/2042	750,000	852,313
Transocean, Inc., 7.350%, 12/15/2041	750,000	988,132
Transocean, Inc., 7.500%, 4/15/2031	250,000	311,828
Valero Energy Corp., 6.625%, 6/15/2037	1,000,000	1,217,666
Valero Energy Corp., 9.375%, 3/15/2019	250,000	343,472

		10,897,554

Oil & Gas Services - 0.3%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	322,443
Weatherford International, Ltd., 9.875%, 3/1/2039	100,000	138,086

		460,529

Packaging & Containers - 0.2%
Bemis Co., Inc., 6.800%, 8/1/2019	250,000	303,036
Pharmaceuticals - 2.3%
AbbVie, Inc., 4.400%, 11/6/2042 (5) (6)	2,000,000	2,129,728
Watson Pharmaceuticals, Inc., 4.625%, 10/1/2042	1,250,000	1,324,831

		3,454,559

Pipelines - 3.1%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	750,000	1,021,655
Energy Transfer Partners LP, 6.500%, 2/1/2042	1,500,000	1,759,906
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	330,454
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	150,000	200,622
MarkWest Energy Partners LP, 5.500%, 2/15/2023 (1)	500,000	528,750
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5) (6)	1,000,000	910,000

		4,751,387

Real Estate Investment Trusts - 1.4%
EPR Properties, 5.750%, 8/15/2022 (1)	1,500,000	1,586,008
Health Care REIT, Inc., 4.125%, 4/1/2019	500,000	538,736

		2,124,744

Retail - 5.7%
Kohl’s Corp., 6.875%, 12/15/2037	150,000	200,005
Limited Brands, Inc., 7.600%, 7/15/2037	1,250,000	1,309,375
O’Reilly Automotive, Inc., 4.625%, 9/15/2021	750,000	830,327
QVC, Inc., 5.125%, 7/2/2022 (5) (6)	1,500,000	1,592,490
Staples, Inc., 9.750%, 1/15/2014	250,000	273,501
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	323,893
Wal-Mart Stores, Inc., 4.550%, 5/1/2013	1,000,000	1,017,148
Walgreen Co., 0.899%, 3/13/2014 (3)	1,500,000	1,505,066
Walgreen Co., 4.875%, 8/1/2013	1,500,000	1,542,232

		8,594,037

Semiconductors - 0.7%
KLA-Tencor Corp., 6.900%, 5/1/2018	100,000	121,001
Texas Instruments, Inc., 0.490%, 5/15/2013 (3)	1,000,000	1,001,428

		1,122,429

Software - 1.0%
Dun & Bradstreet Corp., 4.375%, 12/1/2022	1,500,000	1,506,441
Telecommunications - 6.2%
BellSouth Corp., 6.000%, 11/15/2034	500,000	572,329
CenturyLink, Inc., 7.600%, 9/15/2039	1,500,000	1,558,683
Frontier Communications Corp., 8.125%, 10/1/2018	750,000	856,875
Frontier Communications Corp., 9.000%, 8/15/2031	500,000	533,750
Juniper Networks, Inc., 4.600%, 3/15/2021	1,000,000	1,079,830
Telecom Italia Capital SA, 7.721%, 6/4/2038	1,500,000	1,578,750
Telefonica Emisiones SAU, 7.045%, 6/20/2036	500,000	513,750
Telefonica Europe BV, 8.250%, 9/15/2030	1,250,000	1,409,375
Windstream Corp., 7.000%, 3/15/2019	500,000	511,250
Windstream Corp., 7.500%, 6/1/2022 (1)	750,000	781,875

		9,396,467

Transportation - 2.0%
Burlington Northern Santa Fe LLC, 7.000%, 2/1/2014	2,000,000	2,145,340
FedEx Corp., 8.000%, 1/15/2019	250,000	332,801
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5) (6)	500,000	620,000

		3,098,141

Trucking & Leasing - 0.7%
Penske Truck Leasing, 3.750%, 5/11/2017 (5) (6)	1,000,000	1,026,381

Total Corporate Bonds & Notes (identified cost $125,488,317)		136,592,359

Municipals - 0.4%

California - 0.4%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	627,765

Total Municipals (identified cost $500,000)		627,765

U.S. Government & U.S. Government Agency Obligations - 2.0%

U.S. Treasury Bonds & Notes - 2.0%
4.250%, 8/15/2013 (1)	3,000,000	3,086,016

Total U.S. Government & U.S. Government Agency Obligations (identified cost $3,086,558)		3,086,016

Short-Term Investments - 18.5%

Collateral Pool Investments for Securities on Loan - 13.7%
Collateral pool allocation (12)		20,816,465
Mutual Funds - 4.2%
BMO Prime Money Market Fund, Class I, 0.129% (10)	6,362,061	6,362,061
U.S. Treasury Bills - 0.6%
0.150%, 12/20/2012 (1) (9)	$1,000,000	999,966

Total Short-Term Investments (identified cost $28,178,437)		28,178,492

Total Investments - 114.9% (identified cost $163,535,341)		174,730,926
Other Assets and Liabilities - (14.9)%		(22,724,439)

Total Net Assets - 100.0%		$152,006,487

Aggregate Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 2.5%

Automobiles - 1.6%
AmeriCredit Automobile Receivables Trust, Class A2, (Series 2012-1), 0.910%, 10/8/2015	$2,428,041	$2,434,463
AmeriCredit Automobile Receivables Trust, Class B, (Series 2012-4), 1.310%, 11/8/2017	3,000,000	3,005,481
AmeriCredit Automobile Receivables Trust, Class B, (Series 2012-5), 1.120%, 11/8/2017	3,367,000	3,366,508
CarNow Auto Receivables Trust, Class A, (Series 2012-1A), 2.090%, 1/15/2015 (5) (6)	287,710	287,868

		9,094,320

Other Financial - 0.9%
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.915%, 10/25/2023 (3) (5) (6)	5,000,000	5,025,000

Total Asset-Backed Securities (identified cost $14,106,444)		14,119,320

Collateralized Mortgage Obligations - 4.2%

Federal Home Loan Mortgage Corporation - 0.7%
0.508%, 1/15/2036, (Series 3102) (3)	911,237	915,978
0.608%, 10/15/2027, (Series 3780) (3)	1,439,198	1,443,488
0.958%, 7/15/2032, (Series 3652) (3)	1,555,248	1,566,017

		3,925,483

Federal National Mortgage Association - 0.5%
0.458%, 7/25/2035, (Series 2005-66) (3)	3,016,204	3,019,096
Private Sponsor - 3.0%
American Home Mortgage Investment Trust, Class 4A1, (Series 2005-2), 2.027%, 9/25/2045 (3)	715,300	678,052
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.495%, 7/25/2037 (3)	883,461	859,696
Chaseflex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	1,235,178	1,247,328
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.740%, 10/15/2054 (3) (5) (6)	2,593,062	2,619,581
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	1,039,500	1,079,726
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.837%, 11/25/2034 (3)	2,059,998	2,062,835
Sequoia Mortgage Trust, Class A1, (Series 2012-4), 3.500%, 9/25/2042 (3)	2,923,501	3,069,557
Springleaf Mortgage Loan Trust, Class A, (Series 2012-2A), 2.220%, 10/25/2057 (3) (5) (6)	3,711,686	3,748,803
Springleaf Mortgage Loan Trust, Class A, (Series 2012-3A), 1.570%, 12/25/2059 (3) (5) (6)	1,670,654	1,674,830
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.724%, 4/25/2036 (3)	343,081	315,281

		17,355,689

Total Collateralized Mortgage Obligations (identified cost $23,712,546)		24,300,268

Commercial Mortgage Securities - 4.9%

Private Sponsor - 4.9%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2007-4), 5.987%, 2/10/2051 (3)	3,914,538	4,139,143
Banc of America Commercial Mortgage Trust, Class AAB, (Series 2007-1), 5.422%, 1/15/2049	2,591,134	2,736,659
Bear Stearns Commercial Mortgage Securities, Class AAB, (Series 2007-T28), 5.746%, 9/11/2042	1,997,288	2,161,173
COBALT CMBS Commercial Mortgage Trust, Class A3, (Series 2007-C2), 5.484%, 4/15/2047 (3)	2,950,000	3,419,858
Commercial Mortgage Pass-Through Certificates, Class AM, (Series 2012-CR4), 3.251%, 10/15/2045	3,000,000	3,086,960
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,500,000	3,642,149
JP Morgan Chase Commercial Mortgage Securities Corp., Class ASB, (Series 2007-CB20), 5.688%, 2/12/2051	2,691,421	2,963,448
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2007-C1), 5.403%, 2/15/2040	1,098,671	1,157,365
Morgan Stanley Capital I, Inc., Class A4, (Series 2007-IQ15), 6.075%, 6/11/2049 (3)	4,170,000	4,965,056

Total Commercial Mortgage Securities (identified cost $27,899,692)		28,271,811

Corporate Bonds & Notes - 48.5%

Advertising - 0.6%
WPP Finance 2010, 5.125%, 9/7/2042	1,500,000	1,513,638
WPP Finance UK, 8.000%, 9/15/2014	2,000,000	2,219,460

		3,733,098

Aerospace/Defense - 0.7%
Raytheon Co., 1.400%, 12/15/2014	4,000,000	4,078,660
Auto Manufacturers - 1.4%
Daimler Finance North America LLC, 1.875%, 9/15/2014 (5) (6)	3,700,000	3,755,241
Volkswagen International Finance NV, 2.875%, 4/1/2016 (5) (6)	4,000,000	4,210,144

		7,965,385

Banks - 8.9%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5) (6)	1,500,000	1,549,953
ANZ National Int’l, Ltd., 1.850%, 10/15/2015 (5) (6)	3,500,000	3,571,974
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (5) (6)	3,000,000	3,002,727
Bank of America Corp., 1.733%, 1/30/2014 (3)	2,500,000	2,524,240
Bank of America Corp., 3.750%, 7/12/2016	3,500,000	3,743,586
Bank of New York Mellon Corp., 5.125%, 8/27/2013	2,000,000	2,069,114
BBVA U.S. Senior SAU, 4.664%, 10/9/2015	4,000,000	4,074,108
Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/1/2015	2,000,000	2,014,686
Commonwealth Bank of Australia/New York, 1.900%, 9/18/2017	4,000,000	4,097,076
HSBC Bank PLC, 1.625%, 7/7/2014 (5) (6)	3,500,000	3,572,691
JPMorgan Chase & Co., 3.250%, 9/23/2022	3,000,000	3,109,446
Nordea Bank AB, 1.240%, 1/14/2014 (3) (5) (6)	1,400,000	1,409,897
Nordea Bank AB, 3.125%, 3/20/2017 (1) (5) (6)	4,000,000	4,264,324
Nordea Bank AB, 4.250%, 9/21/2022 (5) (6)	3,000,000	3,028,362
PNC Financial Services Group, Inc., 2.854%, 11/9/2022	2,000,000	2,045,800
Wells Fargo & Co., 2.625%, 12/15/2016 (1)	4,300,000	4,552,767
Westpac Banking Corp., 1.138%, 12/9/2013 (3)	3,000,000	3,017,748

		51,648,499

Biotechnology - 0.5%
Life Technologies Corp., 3.375%, 3/1/2013	3,000,000	3,013,620
Building Materials - 0.9%
CRH America, Inc., 5.750%, 1/15/2021	4,500,000	5,020,565
Chemicals - 0.7%
Dow Chemical Co., 3.000%, 11/15/2022 (1)	4,000,000	3,999,608
Commercial Services - 0.4%
ADT Corp., 2.250%, 7/15/2017 (5) (6)	2,000,000	2,019,870
Computers - 0.7%
Hewlett-Packard Co., 2.600%, 9/15/2017 (1)	4,500,000	4,289,090
Diversified Financial Services - 3.9%
Caterpillar Financial Services Corp., 2.050%, 8/1/2016	3,500,000	3,629,269
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016	3,000,000	3,172,527
General Electric Capital Corp., 2.300%, 4/27/2017 (1)	3,500,000	3,620,435
Invesco, Ltd., 5.375%, 12/15/2014	1,958,000	2,153,481
MassMutual Global Funding II, 0.720%, 1/14/2014 (3) (5) (6)	3,000,000	3,009,351
Toyota Motor Credit Corp., 1.250%, 11/17/2014 (1)	4,500,000	4,563,207
Woodside Finance, Ltd., 4.600%, 5/10/2021 (5) (6)	2,000,000	2,231,874

		22,380,144

Electric - 3.3%
Alliant Energy Corp., 4.000%, 10/15/2014	6,000,000	6,339,600
Appalachian Power Co., 3.400%, 5/24/2015	2,000,000	2,121,986
Duke Energy Carolinas LLC, 4.000%, 9/30/2042 (1)	3,000,000	3,081,924
Duke Energy Corp., 1.625%, 8/15/2017	2,000,000	2,022,368
Entergy Corp., 3.625%, 9/15/2015	5,000,000	5,261,785

		18,827,663

Electrical Components & Equipment - 0.5%
Schneider Electric SA, 2.950%, 9/27/2022 (5) (6)	3,000,000	3,050,958
Electronics - 1.0%
Koninklijke Philips Electronics NV, 3.750%, 3/15/2022 (1)	3,500,000	3,867,714
Thermo Fisher Scientific, Inc., 1.850%, 1/15/2018	2,000,000	2,041,454

		5,909,168

Food - 0.7%
Kellogg Co., 1.750%, 5/17/2017	2,000,000	2,053,840
Kraft Foods Group, Inc., 2.250%, 6/5/2017 (5) (6)	2,000,000	2,078,510

		4,132,350

Healthcare-Products - 1.6%
Boston Scientific Corp., 6.000%, 1/15/2020	2,000,000	2,359,000
CareFusion Corp., 5.125%, 8/1/2014	3,000,000	3,198,285
DENTSPLY International, Inc., 2.750%, 8/15/2016	3,500,000	3,653,024

		9,210,309

Healthcare-Services - 0.5%
WellPoint, Inc., 4.625%, 5/15/2042 (1)	3,000,000	3,143,850
Insurance - 2.2%
Berkshire Hathaway, Inc., 1.900%, 1/31/2017	2,500,000	2,588,390
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	1,500,000	1,583,553
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5) (6)	1,000,000	1,018,727
Liberty Mutual Group, Inc., 6.500%, 5/1/2042 (5) (6)	2,000,000	2,222,182
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015 (5) (6)	1,900,000	1,975,160
Reinsurance Group of America, Inc., 5.000%, 6/1/2021	3,000,000	3,348,777

		12,736,789

Internet - 0.5%
eBay, Inc., 4.000%, 7/15/2042	3,000,000	2,936,133
Iron/Steel - 0.4%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,030,908
Media - 2.2%
DIRECTV Holdings LLC, 3.125%, 2/15/2016	3,000,000	3,155,496
NBCUniversal Media LLC, 2.875%, 1/15/2023 (1)	3,000,000	3,024,714
NBCUniversal Media LLC, 5.150%, 4/30/2020 (1)	3,000,000	3,576,393
Time Warner, Inc., 4.750%, 3/29/2021 (1)	2,500,000	2,895,327

		12,651,930

Mining - 3.1%
Anglo American Capital PLC, 4.125%, 9/27/2022 (1) (5) (6)	3,000,000	3,083,802
BHP Billiton Finance USA, Ltd., 1.000%, 2/24/2015	4,000,000	4,031,056
Newmont Mining Corp., 4.875%, 3/15/2042	4,500,000	4,721,908
Xstrata Finance Canada, Ltd., 2.450%, 10/25/2017 (5) (6)	6,000,000	6,061,308

		17,898,074

Miscellaneous Manufacturing - 0.5%
General Electric Co., 4.125%, 10/9/2042	3,000,000	3,142,761
Office/Business Equipment - 0.7%
Xerox Corp., 1.799%, 9/13/2013 (3)	4,000,000	4,028,620
Oil & Gas - 2.1%
Encana Corp., 3.900%, 11/15/2021 (1)	3,000,000	3,237,036
Statoil ASA, 1.200%, 1/17/2018 (1)	2,700,000	2,716,335
Statoil ASA, 1.800%, 11/23/2016	4,000,000	4,141,872
Transocean, Inc., 3.800%, 10/15/2022	2,000,000	2,045,998

		12,141,241

Oil & Gas Services - 1.3%
National Oilwell Varco, Inc., 2.600%, 12/1/2022	1,500,000	1,523,178
National Oilwell Varco, Inc., 3.950%, 12/1/2042 (1)	3,000,000	3,060,534
Schlumberger Norge AS, 1.250%, 8/1/2017 (5) (6)	3,000,000	3,011,103

		7,594,815

Pharmaceuticals - 2.8%
AbbVie, Inc., 4.400%, 11/6/2042 (5) (6)	1,000,000	1,064,864
Express Scripts Holding Co., 2.650%, 2/15/2017 (5) (6)	5,000,000	5,229,105
GlaxoSmithKline Capital PLC, 2.850%, 5/8/2022	3,500,000	3,674,072
Takeda Pharmaceutical Co., Ltd., 1.625%, 3/17/2017 (5) (6)	4,000,000	4,079,504
Watson Pharmaceuticals, Inc., 4.625%, 10/1/2042	2,000,000	2,119,730

		16,167,275

Pipelines - 0.7%
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016 (1)	2,000,000	2,140,530
Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042	2,000,000	2,054,358

		4,194,888

Real Estate - 0.6%
WEA Finance LLC, 4.625%, 5/10/2021 (1) (5) (6)	3,000,000	3,355,722
Real Estate Investment Trusts - 0.9%
Health Care REIT, Inc., 3.750%, 3/15/2023 (4)	3,000,000	3,009,477
Ventas Realty LP, 4.250%, 3/1/2022	2,000,000	2,141,748

		5,151,225

Retail - 0.2%
Walgreen Co., 4.400%, 9/15/2042 (1)	1,000,000	1,026,001
Semiconductors - 0.4%
Samsung Electronics America, Inc., 1.750%, 4/10/2017 (5) (6)	2,000,000	2,030,320
Software - 0.7%
Oracle Corp., 2.500%, 10/15/2022 (1)	4,000,000	4,059,212
Telecommunications - 2.9%
AT&T, Inc., 5.100%, 9/15/2014	3,500,000	3,776,440
Cellco Partnership / Verizon Wireless Capital LLC, 5.550%, 2/1/2014	5,200,000	5,476,344
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5) (6)	3,500,000	3,711,295
Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	3,500,000	3,633,084

		16,597,163

Total Corporate Bonds & Notes (identified cost $269,451,443)		280,165,914

Municipals - 0.9%

Illinois - 0.4%
State of Illinois, 5.877%, 3/1/2019	2,000,000	2,307,840
Pennsylvania - 0.5%
Philadelphia Authority for Industrial Development, 1.200%, 4/1/2014	3,000,000	3,009,030

Total Municipals (identified cost $5,000,000)		5,316,870

U.S. Government & U.S. Government Agency Obligations - 14.5%

U.S. Treasury Bonds & Notes - 14.5%
0.500%, 7/31/2017 (1)	10,000,000	9,971,100
1.125%, 6/15/2013 (1)	15,000,000	15,079,695
1.250%, 1/31/2019 (1)	20,000,000	20,478,120
1.250%, 4/30/2019 (1)	10,000,000	10,211,720
1.500%, 12/31/2013 (1)	10,000,000	10,139,850
1.625%, 11/15/2022 (1)	13,000,000	13,024,375
2.750%, 11/15/2042 (1)	5,000,000	4,954,690

Total U.S. Government & U.S. Government Agency Obligations (identified cost $82,845,278)		83,859,550

U.S. Government Agency-Mortgage Securities - 22.7%

Federal Home Loan Mortgage Corporation - 5.2%
3.500%, 12/1/2040	1,731,723	1,872,968
3.500%, 12/1/2041	1,722,948	1,863,476
3.500%, 3/1/2042	561,151	606,920
4.000%, 4/1/2026	1,644,017	1,746,949

4.000%, 9/1/2026	1,056,418	1,122,560
4.000%, 10/1/2031	2,118,626	2,282,536
4.000%, 12/1/2040	578,314	629,743
4.000%, 8/1/2041	429,053	458,225
4.500%, 11/1/2022	1,572,303	1,678,606
4.500%, 9/1/2031	969,882	1,060,553
4.500%, 9/1/2035	1,774,998	1,903,884
4.500%, 3/1/2039	633,096	690,739
4.500%, 5/1/2039	2,033,661	2,235,855
4.500%, 2/1/2040	533,203	572,920
4.500%, 2/1/2040	1,568,348	1,685,170
4.500%, 11/1/2040	1,258,168	1,372,723
4.500%, 2/1/2041	2,736,345	2,989,763
5.000%, 12/1/2022	280,443	302,033
5.000%, 12/1/2035	326,506	351,643
5.000%, 1/1/2038	230,066	246,916
5.000%, 3/1/2038	710,545	762,583
5.000%, 3/1/2038	166,256	178,432
5.000%, 1/1/2040	548,900	604,366
6.000%, 6/1/2037	1,105,605	1,202,469
6.000%, 11/1/2037	538,134	585,953
6.000%, 1/1/2038	1,065,093	1,159,740

		30,167,725

Federal National Mortgage Association - 17.5%
2.500%, 1/15/2028 (4)	3,500,000	3,656,408
2.988%, 8/1/2041 (3)	885,049	927,474
3.000%, 12/15/2027 (4)	14,000,000	14,767,270
3.000%, 9/1/2032	3,473,844	3,680,868
3.000%, 1/15/2043 (4)	12,000,000	12,600,000
3.021%, 3/1/2041 (3)	819,140	857,347
3.110%, 5/1/2041 (3)	784,424	819,400
3.259%, 7/1/2041 (3)	1,880,733	1,986,050
3.500%, 12/15/2027 (4)	5,000,000	5,304,690
3.500%, 7/1/2032	970,424	1,039,263
3.500%, 12/1/2040 (4)	9,000,000	9,611,721
3.500%, 5/1/2042	1,982,384	2,123,628
3.500%, 10/1/2042	2,496,307	2,674,169
3.500%, 10/1/2042	1,987,861	2,129,496
3.500%, 11/1/2042	997,666	1,068,749
4.000%, 11/1/2031	1,306,610	1,410,557
4.000%, 11/1/2040	817,624	877,303
4.000%, 1/1/2041	1,301,849	1,423,317
4.000%, 2/1/2041	5,787,610	6,210,053
4.000%, 3/1/2041	372,131	405,341
4.000%, 8/1/2041	641,062	669,223
4.000%, 9/1/2041	577,029	602,377
4.000%, 11/1/2041	1,397,871	1,500,340
4.500%, 6/1/2039	2,722,463	3,016,159
4.500%, 7/1/2041	469,098	495,517
4.500%, 8/1/2041	1,577,736	1,708,992
4.500%, 8/1/2041	535,923	566,105
4.500%, 8/1/2041	590,027	623,256
4.500%, 8/1/2041	672,279	710,140
5.000%, 7/1/2022	1,466,933	1,592,105
5.000%, 3/1/2035	1,094,777	1,193,771
5.000%, 10/1/2035	2,823,460	3,060,289
5.000%, 2/1/2036	3,338,504	3,627,865
5.000%, 5/1/2042	1,872,888	2,046,340
5.500%, 7/1/2036	1,097,104	1,201,059
5.500%, 8/1/2037	2,147,448	2,348,243
5.500%, 6/1/2038	202,490	220,190
6.000%, 11/1/2038	990,118	1,096,653
6.000%, 5/1/2039	1,034,288	1,145,576
6.500%, 11/1/2037	289,433	322,353

		101,319,657

Total U.S. Government Agency-Mortgage Securities (identified cost $129,444,420)		131,487,382

Short-Term Investments - 30.3%

Collateral Pool Investments for Securities on Loan - 20.2%
Collateral pool allocation (12)		116,722,151
Mutual Funds - 10.1%
BMO Prime Money Market Fund, Class I, 0.129% (10)	58,633,110	58,633,110

Total Short-Term Investments (identified cost $175,355,261)		175,355,261

Total Investments - 128.5% (identified cost $727,815,084)		742,876,376
Other Assets and Liabilities - (28.5)%		(164,548,771)

Total Net Assets - 100.0%		$578,327,605

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 4.8%

Automobiles - 4.8%
Ally Auto Receivables Trust 2009-B, Class A4, (Series 2009-B), 3.050%, 12/15/2014 (5) (6)	$891,419	$904,640
CarMax Auto Owner Trust, Class A4, (Series 2009-1), 5.810%, 12/16/2013	288,359	289,279
Ford Credit Auto Owner Trust, Class A4, (Series 2009-A), 6.070%, 5/15/2014	2,982,824	3,010,522
Ford Credit Auto Owner Trust, Class A4, (Series 2009-B), 4.500%, 7/15/2014	1,659,759	1,678,302
Ford Credit Auto Owner Trust, Class A4, (Series 2009-C), 4.430%, 11/15/2014	1,264,970	1,286,246
Nissan Auto Receivables Owner Trust, Class A4, (Series 2009-A), 4.740%, 8/17/2015	927,359	930,488

Total Asset-Backed Securities (identified cost $8,144,314)		8,099,477

Commercial Mortgage Securities - 0.5%

Private Sponsor - 0.5%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (3)	500,000	599,468
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2005-CB13), 5.247%, 1/12/2043	222,208	223,136

Total Commercial Mortgage Securities (identified cost $546,169)		822,604

Corporate Bonds & Notes - 64.6%

Agriculture - 1.6%
Altria Group, Inc., 10.200%, 2/6/2039	250,000	422,563
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	648,455
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,348,930
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	323,800

		2,743,748
Auto Manufacturers - 1.2%
Daimler Finance North America LLC, 1.130%, 4/10/2014 (3) (5) (6)	2,000,000	2,007,114
Banks - 7.8%
Banco Bradesco SA/Cayman Islands, 5.750%, 3/1/2022 (1) (5) (6)	1,000,000	1,072,500
BanColombia SA, 5.950%, 6/3/2021	750,000	868,125
Bank of New York Mellon Corp., 0.593%, 1/31/2014 (3)	1,075,000	1,078,142
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,256,299
Goldman Sachs Group, Inc., 5.750%, 1/24/2022 (1)	1,500,000	1,788,750
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	750,000	837,194
Goldman Sachs Group, Inc., 7.500%, 2/15/2019 (1)	700,000	879,928
JPMorgan Chase & Co., 1.429%, 3/20/2015 (3)	1,500,000	1,516,323
Morgan Stanley, 5.500%, 7/28/2021 (1)	1,500,000	1,718,369
Royal Bank of Canada, 1.013%, 10/30/2014 (3)	750,000	757,598
Wells Fargo & Co., 0.513%, 10/28/2015 (3)	1,500,000	1,477,962

		13,251,190
Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc., 0.863%, 1/27/2014 (3)	1,000,000	1,005,663
PepsiCo, Inc., 4.650%, 2/15/2013	1,000,000	1,008,495

		2,014,158
Chemicals - 2.1%
Braskem America Finance Co., 7.125%, 7/22/2041 (5) (6)	1,000,000	1,055,000
Dow Chemical Co., 9.400%, 5/15/2039	500,000	829,882
Mexichem SAB de C.V., 6.750%, 9/19/2042 (1) (5) (6)	1,500,000	1,638,750

		3,523,632

Commercial Services - 0.7%
ERAC USA Finance LLC, 5.625%, 3/15/2042 (5) (6)	1,000,000	1,128,074
Diversified Financial Services - 5.2%
Blackstone Holdings Finance Co. LLC, 6.250%, 8/15/2042 (5) (6)	1,000,000	1,106,681
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5) (6)	400,000	467,989
General Electric Capital Corp., 1.016%, 4/24/2014 (3)	2,500,000	2,518,350
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	300,000	328,883
Jefferies Group, Inc., 8.500%, 7/15/2019	250,000	294,375
Legg Mason, Inc., 5.500%, 5/21/2019 (5) (6)	1,000,000	1,100,296
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	301,064
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020	1,000,000	1,087,904
SLM Corp., 7.250%, 1/25/2022	1,500,000	1,653,750

		8,859,292
Electric - 1.9%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (5) (6)	250,000	276,091
CMS Energy Corp., 5.050%, 3/15/2022	1,000,000	1,115,414
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5) (6)	1,000,000	1,136,250
Puget Energy, Inc., 5.625%, 7/15/2022 (5) (6)	750,000	805,432

		3,333,187
Environmental Control - 0.2%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	321,430
Food - 4.0%
Campbell Soup Co., 5.000%, 12/3/2012	350,000	350,000
Ingredion, Inc., 6.625%, 4/15/2037	500,000	628,940
Kellogg Co., 5.125%, 12/3/2012	1,000,000	1,000,000
Kroger Co., 7.500%, 1/15/2014	925,000	994,217
Mondelez International, Inc., 6.000%, 2/11/2013	2,000,000	2,018,964
Ralcorp Holdings, Inc., 6.625%, 8/15/2039	1,500,000	1,795,426

		6,787,547
Forest Products & Paper - 0.2%
International Paper Co., 8.700%, 6/15/2038	250,000	384,781
Gas - 0.3%
Sempra Energy, 6.000%, 2/1/2013	500,000	504,327
Healthcare-Products - 0.3%
Hospira, Inc., 6.400%, 5/15/2015	500,000	558,621
Healthcare-Services - 1.8%
DaVita HealthCare Partners, Inc., 6.375%, 11/1/2018 (1)	500,000	536,250
DaVita HealthCare Partners, Inc., 6.625%, 11/1/2020 (1)	500,000	541,250
Humana, Inc., 8.150%, 6/15/2038	500,000	701,261
Quest Diagnostics, Inc., 1.223%, 3/24/2014 (3)	1,000,000	1,006,805
Quest Diagnostics, Inc., 6.400%, 7/1/2017	250,000	296,891

		3,082,457
Home Furnishings - 0.4%
Whirlpool Corp., 8.600%, 5/1/2014	700,000	773,273
Insurance - 5.0%
Aflac, Inc., 8.500%, 5/15/2019	700,000	956,994
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	328,074
Berkshire Hathaway, Inc., 1.010%, 8/15/2014 (3)	1,000,000	1,011,346
ING US, Inc., 5.500%, 7/15/2022 (5) (6)	1,000,000	1,089,416
Lincoln National Corp., 7.000%, 6/15/2040 (1)	1,000,000	1,285,603
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	350,000	478,210
MetLife, Inc., 1.563%, 8/6/2013 (3)	500,000	504,094
Prudential Financial, Inc., 5.800%, 11/16/2041 (1)	1,000,000	1,179,235
Unum Group, 5.750%, 8/15/2042	1,500,000	1,632,409

		8,465,381
Internet - 0.6%
Expedia, Inc., 5.950%, 8/15/2020	1,000,000	1,093,280
Investment Companies - 1.5%
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5) (6)	1,000,000	1,127,500
IPIC GMTN, Ltd., 6.875%, 11/1/2041 (5) (6)	1,000,000	1,400,000

		2,527,500

Iron/Steel - 3.1%
ArcelorMittal, 6.000%, 3/1/2021 (1) (3)	750,000	749,869
ArcelorMittal, 7.500%, 10/15/2039 (3)	1,500,000	1,376,700
Cliffs Natural Resources, Inc., 4.800%, 10/1/2020 (1)	1,000,000	981,978
Vale SA, 5.625%, 9/11/2042	2,000,000	2,169,724

		5,278,271
Lodging - 0.3%
Wyndham Worldwide Corp., 7.375%, 3/1/2020	500,000	610,351
Media - 1.5%
CBS Corp., 8.875%, 5/15/2019 (1)	500,000	682,164
Turner Broadcasting System, Inc., 8.375%, 7/1/2013	1,500,000	1,566,286
Viacom, Inc., 6.125%, 10/5/2017	250,000	301,658

		2,550,108
Mining - 1.7%
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	350,000	390,233
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019 (1)	400,000	550,683
Southern Copper Corp., 5.250%, 11/8/2042	1,000,000	984,270
Xstrata Finance Canada, Ltd., 5.300%, 10/25/2042 (5) (6)	1,000,000	1,020,386

		2,945,572
Oil & Gas - 5.0%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (1)	1,000,000	1,017,500
Chesapeake Energy Corp., 6.775%, 3/15/2019 (1)	500,000	501,875
Dolphin Energy, Ltd., 5.500%, 12/15/2021 (5) (6)	1,500,000	1,743,750
Ecopetrol SA, 7.625%, 7/23/2019	500,000	647,500
Hess Corp., 8.125%, 2/15/2019	250,000	331,557
Nabors Industries, Inc., 9.250%, 1/15/2019 (1)	250,000	333,484
Pride International, Inc., 7.875%, 8/15/2040	1,000,000	1,489,870
Rowan Cos., Inc., 5.000%, 9/1/2017	500,000	550,626
Talisman Energy, Inc., 5.500%, 5/15/2042	500,000	568,209
Transocean, Inc., 7.350%, 12/15/2041	500,000	658,754
Transocean, Inc., 7.500%, 4/15/2031	250,000	311,828
Valero Energy Corp., 9.375%, 3/15/2019	250,000	343,472

		8,498,425
Oil & Gas Services - 0.2%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	322,443
Packaging & Containers - 0.2%
Bemis Co., Inc., 6.800%, 8/1/2019	250,000	303,036
Pharmaceuticals - 1.9%
AbbVie, Inc., 4.400%, 11/6/2042 (5) (6)	1,500,000	1,597,296
Watson Pharmaceuticals, Inc., 4.625%, 10/1/2042	1,500,000	1,589,797

		3,187,093
Pipelines - 2.8%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040 (1)	750,000	1,021,654
Energy Transfer Partners LP, 6.500%, 2/1/2042 (1)	1,000,000	1,173,271
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	330,454
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	250,000	334,370
MarkWest Energy Partners LP, 5.500%, 2/15/2023 (1)	750,000	793,125
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5) (6)	1,250,000	1,137,500

		4,790,374
Real Estate Investment Trusts - 0.6%
EPR Properties, 5.750%, 8/15/2022 (1)	1,000,000	1,057,339
Retail - 2.9%
Limited Brands, Inc., 7.600%, 7/15/2037	1,500,000	1,571,250
QVC, Inc., 5.125%, 7/2/2022 (5) (6)	1,500,000	1,592,490
Staples, Inc., 9.750%, 1/15/2014	250,000	273,501
Walgreen Co., 0.899%, 3/13/2014 (3)	1,500,000	1,505,066

		4,942,307

Semiconductors - 0.1%
KLA-Tencor Corp., 6.900%, 5/1/2018	100,000	121,001
Sovereign - 0.3%
Poland Government International Bond, 5.000%, 3/23/2022 (1)	500,000	592,050
Telecommunications - 6.2%
British Telecommunications PLC, 1.504%, 12/20/2013 (3)	1,250,000	1,258,777
CenturyLink, Inc., 7.600%, 9/15/2039	2,000,000	2,078,244
Frontier Communications Corp., 8.125%, 10/1/2018	500,000	571,250
Frontier Communications Corp., 9.000%, 8/15/2031	500,000	533,750
Telecom Italia Capital SA, 7.721%, 6/4/2038	1,750,000	1,841,875
Telefonica Europe BV, 8.250%, 9/15/2030	1,530,000	1,725,075
Virgin Media Finance PLC, 4.875%, 2/15/2022	1,000,000	1,032,500
Windstream Corp., 7.000%, 3/15/2019	500,000	511,250
Windstream Corp., 7.500%, 6/1/2022 (1)	1,000,000	1,042,500

		10,595,221
Transportation - 1.8%
Burlington Northern Santa Fe LLC, 7.000%, 2/1/2014	2,000,000	2,145,340
FedEx Corp., 8.000%, 1/15/2019	250,000	332,801
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5) (6)	500,000	620,000

		3,098,141

Total Corporate Bonds & Notes (identified cost $99,533,854)		110,250,724

Municipals - 0.2%
California - 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	376,659

Total Municipals (identified cost $300,000)		376,659

U.S. Government & U.S. Government Agency Obligations - 12.6%

U.S. Treasury Bonds & Notes - 12.6%
0.625%, 7/15/2021 (1)	3,079,710	3,532,042
1.375%, 7/15/2018 (1)	2,145,920	2,510,894
1.750%, 1/15/2028	1,656,630	2,173,162
2.125%, 1/15/2019 (1)	1,616,490	1,975,655
3.125%, 8/31/2013 (1)	3,000,000	3,065,742
4.000%, 2/15/2014 (1)	3,000,000	3,136,056
4.250%, 8/15/2013 (1)	3,000,000	3,086,016
4.250%, 11/15/2013 (1)	2,000,000	2,076,954

Total U.S. Government & U.S. Government Agency Obligations (identified cost $20,542,459)		21,556,521

U.S. Government Agency-Mortgage Securities - 9.5%

Federal Home Loan Mortgage Corporation - 2.9%
4.000%, 12/1/2039	1,925,238	2,053,731
4.000%, 3/1/2041	752,659	803,362
4.000%, 11/1/2041	1,618,151	1,728,171
5.000%, 2/1/2039	377,980	405,662

		4,990,926
Federal National Mortgage Association - 2.1%
4.000%, 2/1/2041	1,431,127	1,535,586
4.000%, 2/1/2041	1,298,502	1,393,281
6.000%, 12/1/2038	264,142	289,748
6.500%, 10/1/2037	297,183	335,052

		3,553,667
Government National Mortgage Association - 4.5%
4.000%, 10/15/2040	1,354,390	1,492,580
4.000%, 12/15/2040	1,996,997	2,200,752
4.000%, 4/15/2041	1,745,075	1,911,676

5.500%, 8/20/2038	602,077	637,806
5.500%, 2/15/2039	353,752	388,840
6.000%, 10/15/2038	146,949	164,946
6.000%, 12/15/2038	459,864	516,183
6.000%, 1/15/2039	230,033	258,205

		7,570,988

Total U.S. Government Agency-Mortgage Securities (identified cost $15,200,731)		16,115,581

Short-Term Investments - 29.4%

Collateral Pool Investments for Securities on Loan - 23.0%
Collateral pool allocation (12)		39,253,882

Mutual Funds - 2.9%
BMO Prime Money Market Fund, Class I, 0.129% (10)	4,922,924	4,922,924

U.S. Treasury Bills - 3.5%
0.070%, 12/6/2012 (1) (9)	$3,000,000	2,999,988
0.150%, 12/20/2012 (1) (9)	3,000,000	2,999,898

		5,999,886

Total Short-Term Investments (identified cost $50,176,549)		50,176,692

Total Investments - 121.6% (identified cost $194,444,076)		207,398,258
Other Assets and Liabilities - (21.6)%		(36,787,229)

Total Net Assets - 100.0%		$170,611,029

Monegy High Yield Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 95.8%

Advertising - 0.6%
Lamar Media Corp., 5.875%, 2/1/2022	$61,000	$65,194
Lamar Media Corp., 7.875%, 4/15/2018	300,000	332,625
MDC Partners, Inc., 11.000%, 11/1/2016	250,000	275,625

		673,444

Aerospace/Defense - 1.9%
AAR Corp., 7.250%, 1/15/2022 (5) (6)	195,000	202,800
Alliant Techsystems, Inc., 6.875%, 9/15/2020	300,000	331,500
Moog, Inc., 7.250%, 6/15/2018	223,000	235,265
Spirit Aerosystems, Inc., 6.750%, 12/15/2020	300,000	319,500
TransDigm, Inc., 5.500%, 10/15/2020 (5) (6)	55,000	56,306
TransDigm, Inc., 7.750%, 12/15/2018	577,000	640,470
Triumph Group, Inc., 8.000%, 11/15/2017	300,000	325,500

		2,111,341

Agriculture - 0.4%
Vector Group, Ltd., 11.000%, 8/15/2015	460,000	481,275
Airlines - 0.3%
Continental Airlines, Inc., 6.750%, 9/15/2015 (5) (6)	275,000	289,781
Apparel - 1.2%
Hanesbrands, Inc., 6.375%, 12/15/2020	475,000	524,282
Perry Ellis International, Inc., 7.875%, 4/1/2019	445,000	465,581
Quiksilver, Inc., 6.875%, 4/15/2015	257,000	253,466
Wolverine World Wide, Inc., 6.125%, 10/15/2020 (5) (6)	155,000	161,781

		1,405,110

Auto Manufacturers - 1.5%
Chrysler Group LLC, Inc., 8.000%, 6/15/2019	615,000	674,194
Jaguar Land Rover PLC, 7.750%, 5/15/2018 (5) (6)	550,000	605,000
Oshkosh Corp., 8.250%, 3/1/2017	300,000	329,250
Oshkosh Corp., 8.500%, 3/1/2020	50,000	55,875

		1,664,319

Auto Parts & Equipment - 3.1%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	201,000	205,020
Conti-Gummi Finance BV, 7.500%, 9/15/2017 (5) (6) (11)	250,000	348,106
Dana Holding Corp., 6.750%, 2/15/2021	320,000	344,000
Goodyear Tire & Rubber Co., 7.000%, 5/15/2022	68,000	72,930
Goodyear Tire & Rubber Co., 8.250%, 8/15/2020	183,000	201,300
Lear Corp., 8.125%, 3/15/2020	270,000	303,075
Meritor, Inc., 10.625%, 3/15/2018	250,000	260,625
Pittsburgh Glass Works LLC, 8.500%, 4/15/2016 (5) (6)	358,000	328,465
Titan International, Inc., 7.875%, 10/1/2017	250,000	264,375
Tomkins LLC, 9.000%, 10/1/2018	240,000	270,000
TRW Automotive, Inc., 8.875%, 12/1/2017 (5) (6)	260,000	287,300
Visteon Corp., 6.750%, 4/15/2019	567,000	601,020

		3,486,216

Banks - 0.6%
CIT Group, Inc., 5.375%, 5/15/2020	52,000	55,770
CIT Group, Inc., 5.500%, 2/15/2019 (5) (6)	564,000	603,480

		659,250

Beverages - 0.5%
Constellation Brands, Inc., 4.625%, 3/1/2023	116,000	120,060
Constellation Brands, Inc., 7.250%, 9/1/2016	65,000	75,400
Cott Beverages, Inc., 8.125%, 9/1/2018	13,000	14,430
Cott Beverages, Inc., 8.375%, 11/15/2017	300,000	327,750

		537,640

Biotechnology - 0.5%
STHI Holding Corp., 8.000%, 3/15/2018 (5) (6)	478,000	522,215
Building Materials - 1.9%
Ainsworth Lumber Co., Ltd., 7.500%, 12/15/2017 (5) (6)	113,000	116,814
Gibraltar Industries, Inc., 8.000%, 12/1/2015	300,000	305,738
HeidelbergCement Finance BV, 8.500%, 10/31/2019 (11)	275,000	436,564
Interline Brands, Inc., 7.500%, 11/15/2018	300,000	326,250
Interline Brands, Inc., 10.000%, 11/15/2018 (5) (6)	231,000	250,346
Louisiana-Pacific Corp., 7.500%, 6/1/2020	389,000	435,680
Texas Industries, Inc., 9.250%, 8/15/2020	223,000	239,725

		2,111,117

Chemicals - 2.4%
Ferro Corp., 7.875%, 8/15/2018	300,000	272,250
Fufeng Group, Ltd., 7.625%, 4/13/2016 (5) (6)	250,000	248,750
Huntsman International LLC, 4.875%, 11/15/2020 (5) (6)	140,000	139,300
Huntsman International LLC, 8.625%, 3/15/2020	300,000	337,500
Ineos Finance PLC, 7.500%, 5/1/2020 (5) (6)	70,000	72,625
Ineos Finance PLC, 8.375%, 2/15/2019 (5) (6)	215,000	230,050
Kraton Polymers LLC, 6.750%, 3/1/2019	300,000	311,250
Olin Corp., 8.875%, 8/15/2019	528,000	603,240
PolyOne Corp., 7.375%, 9/15/2020	216,000	235,440
Tronox Finance LLC, 6.375%, 8/15/2020 (5) (6)	302,000	298,602

		2,749,007

Coal - 1.8%
Alpha Natural Resources, Inc., 6.000%, 6/1/2019	300,000	268,500
Arch Coal, Inc., 7.250%, 6/15/2021	325,000	292,500
Consol Energy, Inc., 8.000%, 4/1/2017	74,000	79,550
Consol Energy, Inc., 8.250%, 4/1/2020	397,000	425,783
Peabody Energy Corp., 6.250%, 11/15/2021	250,000	260,625
Penn Virginia Resource Partners LP, 8.250%, 4/15/2018	364,000	382,200
SunCoke Energy, Inc., 7.625%, 8/1/2019	335,000	346,725

		2,055,883

Commercial Services - 7.5%
American Reprographics Co., 10.500%, 12/15/2016	250,000	248,750
Avis Budget Car Rental LLC, 8.250%, 1/15/2019	259,000	287,814
Cardtronics, Inc., 8.250%, 9/1/2018	290,000	324,800
CoreLogic, Inc., 7.250%, 6/1/2021	300,000	327,750
Deluxe Corp., 6.000%, 11/15/2020 (5) (6)	174,000	173,565
Deluxe Corp., 7.000%, 3/15/2019	447,000	474,379
FTI Consulting, Inc., 6.000%, 11/15/2022 (5) (6)	58,000	59,595
FTI Consulting, Inc., 6.750%, 10/1/2020	316,000	337,330
Geo Group, Inc., 6.625%, 2/15/2021	325,000	362,375
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	264,000	283,800
H&E Equipment Services, Inc., 7.000%, 9/1/2022 (5) (6)	145,000	153,700
Hertz Corp., 6.750%, 4/15/2019 (5) (6)	63,000	68,355
Hertz Corp., 7.500%, 10/15/2018	300,000	330,000
Iron Mountain, Inc., 5.750%, 8/15/2024	170,000	170,425
Iron Mountain, Inc., 7.750%, 10/1/2019	500,000	563,750
Live Nation Entertainment, Inc., 7.000%, 9/1/2020 (5) (6)	183,000	191,235
Live Nation Entertainment, Inc., 8.125%, 5/15/2018 (5) (6)	613,000	665,105
Monitronics International, Inc., 9.125%, 4/1/2020	288,000	296,640
PHH Corp., 7.375%, 9/1/2019	78,000	85,020
PHH Corp., 9.250%, 3/1/2016	371,000	433,606
Rent-A-Center, Inc., 6.625%, 11/15/2020	455,000	495,950
RR Donnelley & Sons Co., 7.625%, 6/15/2020	135,000	130,612
RR Donnelley & Sons Co., 8.600%, 8/15/2016	300,000	322,500
Service Corp. International, 7.000%, 5/15/2019	425,000	467,500
United Rentals North America, Inc., 6.125%, 6/15/2023	34,000	35,020
United Rentals North America, Inc., 7.375%, 5/15/2020 (5) (6)	33,000	36,176

United Rentals North America, Inc., 7.625%, 4/15/2022 (5) (6)	110,000	122,237
United Rentals North America, Inc., 8.250%, 2/1/2021	241,000	269,920
United Rentals North America, Inc., 8.375%, 9/15/2020	300,000	331,500
United Rentals North America, Inc., 9.250%, 12/15/2019	25,000	28,563
Valassis Communications, Inc., 6.625%, 2/1/2021	414,000	429,525

		8,507,497

Computers - 1.0%
Seagate HDD Cayman, 7.000%, 11/1/2021	397,000	416,850
Seagate HDD Cayman, 7.750%, 12/15/2018	122,000	133,285
SunGard Data Systems, Inc., 7.375%, 11/15/2018	300,000	321,375
SunGard Data Systems, Inc., 7.625%, 11/15/2020	203,000	223,300

		1,094,810

Cosmetics/Personal Care - 0.9%
Albea Beauty Holdings SA, 8.375%, 11/1/2019 (5) (6)	292,000	299,300
Elizabeth Arden, Inc., 7.375%, 3/15/2021	359,000	401,182
Revlon Consumer Products Corp., 9.750%, 11/15/2015	265,000	280,238

		980,720

Diversified Financial Services - 2.5%
Aircastle, Ltd., 6.250%, 12/1/2019 (5) (6)	74,000	75,480
Aircastle, Ltd., 7.625%, 4/15/2020	185,000	202,113
Aircastle, Ltd., 9.750%, 8/1/2018	271,000	307,585
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	600,000	764,765
International Lease Finance Corp., 5.875%, 4/1/2019	287,000	297,231
International Lease Finance Corp., 8.875%, 9/1/2017	552,000	643,080
National Money Mart Co., 10.375%, 12/15/2016	460,000	511,750

		2,802,004

Electric - 2.5%
AES Corp., 7.375%, 7/1/2021	42,000	46,725
AES Corp., 8.000%, 10/15/2017	300,000	345,750
Atlantic Power Corp., 9.000%, 11/15/2018	414,000	436,770
Calpine Corp., 7.500%, 2/15/2021 (5) (6)	574,000	637,140
GenOn Energy, Inc., 7.875%, 6/15/2017	132,000	143,220
GenOn Energy, Inc., 9.500%, 10/15/2018	381,000	442,912
NRG Energy, Inc., 6.625%, 3/15/2023 (5) (6)	146,000	151,658
NRG Energy, Inc., 8.250%, 9/1/2020	600,000	669,000

		2,873,175

Electrical Components & Equipment - 1.2%
Anixter, Inc., 5.625%, 5/1/2019	497,000	523,092
Belden, Inc., 5.500%, 9/1/2022 (5) (6)	419,000	426,333
WESCO Distribution, Inc., 7.500%, 10/15/2017	437,000	445,740

		1,395,165

Engineering & Construction - 0.7%
Abengoa Finance SAU, 8.875%, 11/1/2017 (5) (6)	200,000	179,000
Dycom Investments, Inc., 7.125%, 1/15/2021 (4) (5) (6)	113,000	120,204
Dycom Investments, Inc., 7.125%, 1/15/2021	220,000	233,200
MasTec, Inc., 7.625%, 2/1/2017	206,000	213,210
Tutor Perini Corp., 7.625%, 11/1/2018	34,000	35,105

		780,719

Entertainment - 2.4%
Cinemark USA, Inc., 7.375%, 6/15/2021	200,000	220,000
Cinemark USA, Inc., 8.625%, 6/15/2019	300,000	333,000
National CineMedia LLC, 7.875%, 7/15/2021	502,000	557,220
Penn National Gaming, Inc., 8.750%, 8/15/2019	488,000	559,370
Regal Entertainment Group, 9.125%, 8/15/2018	500,000	556,250
Speedway Motorsports, Inc., 6.750%, 2/1/2019	250,000	263,750
Vail Resorts, Inc., 6.500%, 5/1/2019	250,000	270,312

		2,759,902
Environmental Control - 0.3%
Darling International, Inc., 8.500%, 12/15/2018	245,000	282,056

Food - 3.0%
B&G Foods, Inc., 7.625%, 1/15/2018	166,000	179,695
Dean Foods Co., 7.000%, 6/1/2016	233,000	251,057
Dean Holding Co., 6.900%, 10/15/2017	600,000	648,000
Del Monte Corp., 7.625%, 2/15/2019	400,000	413,000
Ingles Markets, Inc., 8.875%, 5/15/2017	107,000	115,293
JBS USA LLC, 7.250%, 6/1/2021 (5) (6)	505,000	498,687
JBS USA LLC, 8.250%, 2/1/2020 (5) (6)	162,000	168,885
Post Holdings, Inc., 7.375%, 2/15/2022 (5) (6)	182,000	195,422
Smithfield Foods, Inc., 7.750%, 7/1/2017	680,000	776,900
TreeHouse Foods, Inc., 7.750%, 3/1/2018	135,000	148,163

		3,395,102

Forest Products & Paper - 1.1%
Clearwater Paper Corp., 7.125%, 11/1/2018	333,000	362,970
Longview Fibre Paper & Packaging, Inc., 8.000%, 6/1/2016 (5) (6)	266,000	279,965
PH Glatfelter Co., 5.375%, 10/15/2020 (5) (6)	118,000	121,245
Sappi Papier Holding GmbH, 6.625%, 4/15/2021 (5) (6)	200,000	193,000
Sappi Papier Holding GmbH, 7.750%, 7/15/2017 (5) (6)	300,000	322,125

		1,279,305

Healthcare-Products - 1.5%
Alere, Inc., 9.000%, 5/15/2016	500,000	527,500
Hanger, Inc., 7.125%, 11/15/2018	462,000	488,565
Physio-Control International, Inc., 9.875%, 1/15/2019 (5) (6)	235,000	257,913
Teleflex, Inc., 6.875%, 6/1/2019	400,000	433,000

		1,706,978

Healthcare-Services - 3.4%
AMERIGROUP Corp., 7.500%, 11/15/2019	166,000	195,050
CHS/Community Health Systems, Inc., 8.000%, 11/15/2019	471,000	515,156
DaVita HealthCare Partners, Inc., 6.625%, 11/1/2020	300,000	324,750
Fresenius Medical Care U.S. Finance, Inc., 6.500%, 9/15/2018 (5) (6)	186,000	209,715
Gentiva Health Services, Inc., 11.500%, 9/1/2018	95,000	91,319
HCA, Inc., 5.875%, 3/15/2022	123,000	134,378
HCA, Inc., 7.500%, 2/15/2022	475,000	542,687
Health Management Associates, Inc., 7.375%, 1/15/2020	496,000	538,160
HealthSouth Corp., 8.125%, 2/15/2020	446,000	492,830
Kindred Healthcare, Inc., 8.250%, 6/1/2019	275,000	268,125
Select Medical Corp., 7.625%, 2/1/2015	1,000	1,009
Tenet Healthcare Corp., 6.750%, 2/1/2020 (5) (6)	154,000	156,695
Tenet Healthcare Corp., 8.000%, 8/1/2020	320,000	344,800

		3,814,674

Holding Companies-Diversified - 0.3%
Boart Longyear Management Pty, Ltd., 7.000%, 4/1/2021 (5) (6)	280,000	278,600
Home Builders - 0.9%
KB Home, 7.500%, 9/15/2022	54,000	58,860
KB Home, 8.000%, 3/15/2020	186,000	209,250
Meritage Homes Corp., 7.150%, 4/15/2020	275,000	301,812
Ryland Group, Inc., 5.375%, 10/1/2022	119,000	121,380
Ryland Group, Inc., 6.625%, 5/1/2020	263,000	293,903
Ryland Group, Inc., 8.400%, 5/15/2017	32,000	38,160

		1,023,365

Household Products/Wares - 2.6%
American Greetings Corp., 7.375%, 12/1/2021	512,000	535,680
Central Garden and Pet Co., 8.250%, 3/1/2018	605,000	640,544
Jarden Corp., 7.500%, 1/15/2020	600,000	655,500
Prestige Brands, Inc., 8.125%, 2/1/2020	377,000	425,067
Prestige Brands, Inc., 8.250%, 4/1/2018	150,000	165,750
Spectrum Brands Escrow Corp., 6.375%, 11/15/2020 (5) (6)	28,000	29,120
Spectrum Brands Escrow Corp., 6.625%, 11/15/2022 (5) (6)	14,000	14,700
Spectrum Brands, Inc., 6.750%, 3/15/2020 (5) (6)	492,000	515,370

		2,981,731

Internet - 0.6%
CyrusOne LP, 6.375%, 11/15/2022 (5) (6)	127,000	132,080
Equinix, Inc., 7.000%, 7/15/2021	450,000	496,687
Netflix, Inc., 8.500%, 11/15/2017	22,000	23,733

		652,500

Iron/Steel - 0.7%
APERAM, 7.375%, 4/1/2016 (5) (6)	250,000	228,750
Commercial Metals Co., 7.350%, 8/15/2018	271,000	293,357
Steel Dynamics, Inc., 6.375%, 8/15/2022 (5) (6)	27,000	28,350
Steel Dynamics, Inc., 7.625%, 3/15/2020	255,000	282,413

		832,870

Leisure Time - 0.5%
Brunswick Corp., 7.375%, 9/1/2023	202,000	209,070
Royal Caribbean Cruises, Ltd., 7.250%, 6/15/2016	300,000	339,000

		548,070

Lodging - 1.7%
Marina District Finance Co., Inc., 9.500%, 10/15/2015	523,000	508,617
MGM Resorts International, 6.750%, 10/1/2020 (5) (6)	38,000	38,380
MGM Resorts International, 7.500%, 6/1/2016	300,000	320,250
MGM Resorts International, 7.750%, 3/15/2022	243,000	256,973
MGM Resorts International, 8.625%, 2/1/2019 (5) (6)	109,000	119,900
Ryman Hospitality Properties, 6.750%, 11/15/2014	294,000	294,735
Wynn Las Vegas LLC, 5.375%, 3/15/2022	50,000	53,250
Wynn Las Vegas LLC, 7.750%, 8/15/2020	300,000	345,750

		1,937,855

Machinery-Construction & Mining - 0.1%
Terex Corp., 6.000%, 5/15/2021	70,000	72,800
Machinery-Diversified - 0.3%
Altra Holdings, Inc., 8.125%, 12/1/2016	335,000	356,591
Media - 4.0%
AMC Networks, Inc., 7.750%, 7/15/2021	345,000	393,300
Block Communications, Inc., 7.250%, 2/1/2020 (5) (6)	334,000	355,710
Cablevision Systems Corp., 7.750%, 4/15/2018	249,000	273,277
Cablevision Systems Corp., 8.000%, 4/15/2020	358,000	397,380
CCO Holdings LLC, 7.375%, 6/1/2020	580,000	648,150
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	17,000	16,490
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	116,000	114,260
DISH DBS Corp., 7.875%, 9/1/2019	750,000	890,625
Gannett Co., Inc., 7.125%, 9/1/2018	97,000	105,973
Gannett Co., Inc., 9.375%, 11/15/2017	300,000	334,500
Unitymedia Hessen GmbH & Co. KG, 8.125%, 12/1/2017 (5) (6)	400,000	436,000
XM Satellite Radio, Inc., 7.625%, 11/1/2018 (5) (6)	523,000	580,530

		4,546,195

Mining - 0.7%
FMG Resources August 2006 Pty, Ltd., 7.000%, 11/1/2015 (5) (6)	490,000	502,250
Vulcan Materials Co., 7.500%, 6/15/2021	259,000	293,965

		796,215

Miscellaneous Manufacturing - 0.7%
Koppers, Inc., 7.875%, 12/1/2019	359,000	396,246
SPX Corp., 6.875%, 9/1/2017	360,000	405,000

		801,246

Office Furnishings - 0.2%
Interface, Inc., 7.625%, 12/1/2018	244,000	263,825
Oil & Gas - 10.1%
Berry Petroleum Co., 6.750%, 11/1/2020	352,000	378,400
Bill Barrett Corp., 7.000%, 10/15/2022	80,000	80,500
Bill Barrett Corp., 7.625%, 10/1/2019	300,000	312,000
BreitBurn Energy Partners LP, 7.875%, 4/15/2022 (5) (6)	55,000	56,788
BreitBurn Energy Partners LP, 8.625%, 10/15/2020	331,000	358,308

Calumet Specialty Products Partners LP, 9.375%, 5/1/2019	396,000	428,670
Chesapeake Energy Corp., 6.125%, 2/15/2021	14,000	14,245
Chesapeake Energy Corp., 6.625%, 8/15/2020	318,000	334,695
Chesapeake Energy Corp., 6.775%, 3/15/2019	164,000	164,615
Chesapeake Energy Corp., 6.875%, 8/15/2018	125,000	131,875
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019 (5) (6)	300,000	283,500
Cimarex Energy Co., 5.875%, 5/1/2022	126,000	135,450
Comstock Resources, Inc., 8.375%, 10/15/2017	305,000	318,725
Concho Resources, Inc., 6.500%, 1/15/2022	379,000	415,005
Continental Resources, Inc., 5.000%, 9/15/2022	157,000	167,205
Denbury Resources, Inc., 6.375%, 8/15/2021	425,000	469,625
Energy XXI Gulf Coast, Inc., 7.750%, 6/15/2019	220,000	237,600
Energy XXI Gulf Coast, Inc., 9.250%, 12/15/2017	290,000	328,425
EP Energy LLC, 9.375%, 5/1/2020 (5) (6)	230,000	255,875
EV Energy Partners LP, 8.000%, 4/15/2019	386,000	407,230
EXCO Resources, Inc., 7.500%, 9/15/2018	250,000	237,500
Frontier Oil Corp., 6.875%, 11/15/2018	400,000	428,000
Gulfport Energy Corp., 7.750%, 11/1/2020 (5) (6)	276,000	274,620
Halcon Resources Corp., 8.875%, 5/15/2021 (5) (6)	277,000	287,388
Hercules Offshore, Inc., 7.125%, 4/1/2017 (5) (6)	169,000	174,070
Linn Energy LLC, 6.250%, 11/1/2019 (5) (6)	15,000	15,131
Linn Energy LLC, 7.750%, 2/1/2021	384,000	407,040
Linn Energy LLC, 8.625%, 4/15/2020	210,000	230,475
Northern Tier Energy LLC, 7.125%, 11/15/2020 (5) (6)	216,000	217,620
Oasis Petroleum, Inc., 6.875%, 1/15/2023	405,000	430,312
Parker Drilling Co., 9.125%, 4/1/2018	275,000	294,250
Plains Exploration & Production Co., 6.750%, 2/1/2022	405,000	419,175
QEP Resources, Inc., 6.875%, 3/1/2021	447,000	515,167
SandRidge Energy, Inc., 7.500%, 3/15/2021	292,000	305,870
SandRidge Energy, Inc., 7.500%, 2/15/2023	104,000	108,680
Stone Energy Corp., 8.625%, 2/1/2017	224,000	239,680
Swift Energy Co., 7.875%, 3/1/2022	485,000	504,400
Swift Energy Co., 7.875%, 3/1/2022 (5) (6)	66,000	68,640
Tesoro Corp., 5.375%, 10/1/2022	27,000	28,215
Tesoro Corp., 9.750%, 6/1/2019	223,000	257,565
Unit Corp., 6.625%, 5/15/2021	371,000	379,347
Unit Corp., 6.625%, 5/15/2021 (5) (6)	33,000	33,743
W&T Offshore, Inc., 8.500%, 6/15/2019	260,000	274,300

		11,409,924

Oil & Gas Services - 2.0%
Calfrac Holdings LP, 7.500%, 12/1/2020 (5) (6)	300,000	295,500
Cie Generale de Geophysique - Veritas, 6.500%, 6/1/2021	550,000	580,250
Key Energy Services, Inc., 6.750%, 3/1/2021	150,000	151,125
Key Energy Services, Inc., 6.750%, 3/1/2021 (5) (6)	18,000	18,045
Petroleum Geo-Services ASA, 7.375%, 12/15/2018 (5) (6)	250,000	263,750
Pioneer Energy Services Corp., 9.875%, 3/15/2018	265,000	288,187
SESI LLC, 7.125%, 12/15/2021	350,000	391,125
Trinidad Drilling, Ltd., 7.875%, 1/15/2019 (5) (6)	261,000	277,313

		2,265,295

Packaging & Containers - 1.3%
AEP Industries, Inc., 8.250%, 4/15/2019	364,000	389,480
Berry Plastics Corp., 9.500%, 5/15/2018	237,000	260,700
Greif, Inc., 6.750%, 2/1/2017	265,000	294,150
Greif, Inc., 7.750%, 8/1/2019	100,000	115,250
Sealed Air Corp., 8.125%, 9/15/2019 (5) (6)	55,000	61,325
Sealed Air Corp., 8.375%, 9/15/2021 (5) (6)	300,000	339,000

		1,459,905

Pharmaceuticals - 3.3%
Elan Finance PLC, 6.250%, 10/15/2019 (5) (6)	540,000	561,600
Endo Health Solutions, Inc., 7.000%, 12/15/2020	47,000	50,408
Endo Health Solutions, Inc., 7.250%, 1/15/2022	425,000	455,812
Grifols, Inc., 8.250%, 2/1/2018	340,000	377,825
Mylan, Inc., 7.875%, 7/15/2020 (5) (6)	300,000	355,875
NBTY, Inc., 9.000%, 10/1/2018	369,000	416,970
Patheon, Inc., 8.625%, 4/15/2017 (5) (6)	261,000	283,185

Valeant Pharmaceuticals International, 6.875%, 12/1/2018 (5) (6)	300,000	325,875
Valeant Pharmaceuticals International, 7.250%, 7/15/2022 (5) (6)	100,000	109,625
Warner Chilcott Co. LLC, 7.750%, 9/15/2018	710,000	754,375

		3,691,550

Pipelines - 3.0%
Atlas Pipeline Partners LP, 6.625%, 10/1/2020 (5) (6)	55,000	57,475
Atlas Pipeline Partners LP, 8.750%, 6/15/2018	342,000	366,795
Copano Energy LLC, 7.125%, 4/1/2021	332,000	351,505
Crosstex Energy LP, 8.875%, 2/15/2018	250,000	272,500
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019	268,000	273,360
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019 (5) (6)	132,000	134,640
El Paso LLC, 7.250%, 6/1/2018	250,000	290,229
Genesis Energy LP, 7.875%, 12/15/2018	320,000	341,600
Holly Energy Partners LP, 6.500%, 3/1/2020 (5) (6)	42,000	44,310
Holly Energy Partners LP, 8.250%, 3/15/2018	300,000	322,500
MarkWest Energy Partners LP, 5.500%, 2/15/2023	93,000	98,348
MarkWest Energy Partners LP, 6.500%, 8/15/2021	250,000	273,125
Regency Energy Partners LP, 5.500%, 4/15/2023	127,000	133,985
Targa Resources Partners LP, 5.250%, 5/1/2023 (5) (6)	64,000	65,760
Targa Resources Partners LP, 6.375%, 8/1/2022 (5) (6)	250,000	272,500
Tesoro Logistics LP, 5.875%, 10/1/2020 (5) (6)	87,000	90,915

		3,389,547

Real Estate - 0.2%
CBRE Services, Inc., 6.625%, 10/15/2020	250,000	274,375
Real Estate Investment Trusts - 0.7%
iStar Financial, Inc., 7.125%, 2/15/2018	132,000	133,980
MPT Operating Partnership LP, 6.375%, 2/15/2022	159,000	166,950
MPT Operating Partnership LP, 6.875%, 5/1/2021	298,000	324,820
Omega Healthcare Investors, Inc., 5.875%, 3/15/2024	70,000	75,425
Potlatch Corp., 7.500%, 11/1/2019	59,000	64,015

		765,190

Retail - 5.0%
AmeriGas Finance LLC, 6.750%, 5/20/2020	130,000	142,350
AmeriGas Finance LLC, 7.000%, 5/20/2022	8,000	8,760
AmeriGas Partners LP, 6.500%, 5/20/2021	250,000	267,500
Asbury Automotive Group, Inc., 8.375%, 11/15/2020	320,000	357,600
AutoNation, Inc., 6.750%, 4/15/2018	360,000	409,050
Brown Shoe Co., Inc., 7.125%, 5/15/2019	364,000	378,560
Claire’s Stores, Inc., 9.000%, 3/15/2019 (5) (6)	256,000	273,600
Dillard’s, Inc., 7.130%, 8/1/2018	491,000	546,851
DineEquity, Inc., 9.500%, 10/30/2018	400,000	454,500
Limited Brands, Inc., 5.625%, 2/15/2022	137,000	148,645
Limited Brands, Inc., 7.000%, 5/1/2020	300,000	343,500
Pantry, Inc., 8.375%, 8/1/2020 (5) (6)	266,000	275,975
Penske Automotive Group, Inc., 5.750%, 10/1/2022 (5) (6)	236,000	241,310
RadioShack Corp., 6.750%, 5/15/2019	20,000	12,625
Ruby Tuesday, Inc., 7.625%, 5/15/2020 (5) (6)	275,000	261,250
Sally Holdings LLC, 6.875%, 11/15/2019	300,000	335,250
Sears Holdings Corp., 6.625%, 10/15/2018	568,000	525,400
Sonic Automotive, Inc., 7.000%, 7/15/2022 (5) (6)	161,000	175,087
Sonic Automotive, Inc., 9.000%, 3/15/2018	193,000	213,024
Suburban Propane Partners LP, 7.500%, 10/1/2018 (5) (6)	261,000	280,575

		5,651,412

Semiconductors - 0.8%
Advanced Micro Devices, Inc., 7.500%, 8/15/2022 (5) (6)	52,000	43,810
Advanced Micro Devices, Inc., 7.750%, 8/1/2020	196,000	169,295
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	500,000	468,750
Amkor Technology, Inc., 6.375%, 10/1/2022 (5) (6)	268,000	257,950

		939,805

Software - 0.7%
Audatex North America, Inc., 6.750%, 6/15/2018 (5) (6)	239,000	257,523
Fidelity National Information Services, Inc., 7.625%, 7/15/2017	250,000	273,750
MedAssets, Inc., 8.000%, 11/15/2018	222,000	241,980
Nuance Communications, Inc., 5.375%, 8/15/2020 (5) (6)	54,000	55,890

		829,143

Storage/Warehousing - 0.5%
Mobile Mini, Inc., 7.875%, 12/1/2020	494,000	539,078
Telecommunications - 9.0%
CenturyLink, Inc., 5.800%, 3/15/2022	250,000	264,662
Cincinnati Bell, Inc, 8.750%, 3/15/2018	264,000	267,960
Crown Castle International Corp., 5.250%, 1/15/2023 (5) (6)	29,000	30,414
Earthlink, Inc., 8.875%, 5/15/2019	563,000	591,150
Frontier Communications Corp., 7.125%, 1/15/2023	68,000	72,165
Frontier Communications Corp., 8.250%, 4/15/2017	600,000	693,000
Frontier Communications Corp., 9.250%, 7/1/2021	254,000	297,815
GCI, Inc., 6.750%, 6/1/2021	101,000	101,000
GCI, Inc., 8.625%, 11/15/2019	300,000	322,500
Hughes Satellite Systems Corp., 6.500%, 6/15/2019	79,000	85,320
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	300,000	336,000
Inmarsat Finance PLC, 7.375%, 12/1/2017 (5) (6)	200,000	214,000
Integra Telecom Holdings, Inc., 10.750%, 4/15/2016 (5) (6)	290,000	300,150
ITC Deltacom, Inc., 10.500%, 4/1/2016	16,000	17,200
Level 3 Communications, Inc., 8.875%, 6/1/2019 (5) (6)	33,000	34,774
Level 3 Financing, Inc., 8.125%, 7/1/2019	197,000	211,775
Level 3 Financing, Inc., 8.625%, 7/15/2020	258,000	281,542
MetroPCS Wireless, Inc., 6.625%, 11/15/2020	330,000	350,212
MetroPCS Wireless, Inc., 7.875%, 9/1/2018	300,000	325,500
NII Capital Corp., 7.625%, 4/1/2021	111,000	77,145
Qwest Communications International, Inc., 7.125%, 4/1/2018	300,000	316,641
SBA Communications Corp., 5.625%, 10/1/2019 (5) (6)	27,000	27,979
SBA Telecommunications, Inc., 5.750%, 7/15/2020 (5) (6)	41,000	42,999
SBA Telecommunications, Inc., 8.250%, 8/15/2019	250,000	281,875
Sprint Nextel Corp., 6.000%, 12/1/2016	35,000	38,150
Sprint Nextel Corp., 6.000%, 11/15/2022	249,000	252,113
Sprint Nextel Corp., 7.000%, 3/1/2020 (5) (6)	103,000	119,480
Sprint Nextel Corp., 7.000%, 8/15/2020	338,000	365,462
Sprint Nextel Corp., 9.000%, 11/15/2018 (5) (6)	264,000	326,040
tw telecom holdings, Inc., 8.000%, 3/1/2018	300,000	331,500
ViaSat, Inc., 6.875%, 6/15/2020 (5) (6)	208,000	215,280
ViaSat, Inc., 6.875%, 6/15/2020	668,000	691,380
Virgin Media Finance PLC, 8.375%, 10/15/2019	325,000	373,750
West Corp., 7.875%, 1/15/2019	375,000	381,562
Wind Acquisition Finance SA, 7.250%, 2/15/2018 (5) (6)	435,000	432,825
Windstream Corp., 7.500%, 4/1/2023	253,000	261,222
Windstream Corp., 7.750%, 10/1/2021	600,000	636,000
Windstream Corp., 7.875%, 11/1/2017	125,000	139,063

		10,107,605

Transportation - 1.2%
Air Medical Group Holdings, Inc., 9.250%, 11/1/2018	120,000	130,200
Bristow Group, Inc., 6.250%, 10/15/2022	95,000	101,056
Gulfmark Offshore, Inc., 6.375%, 3/15/2022 (5) (6)	469,000	479,553
Martin Midstream Partners LP, 8.875%, 4/1/2018	348,000	370,620
PHI, Inc., 8.625%, 10/15/2018	210,000	224,700

		1,306,129

Total Corporate Bonds & Notes (identified cost $104,243,429)		108,139,526

Short-Term Investments - 2.5%

Mutual Funds - 2.5%
BMO Prime Money Market Fund, Class I, 0.129% (10)	2,827,338	2,827,338

Total Short-Term Investments (identified cost $2,827,338)		2,827,338

Total Investments - 98.3% (identified cost $107,070,767)		110,966,864
Other Assets and Liabilities - 1.7%		1,902,980

Total Net Assets - 100.0%		$112,869,844

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Principal Amount	Value
Municipals - 22.1%

Arizona - 2.9%
Maricopa County Industrial Development Authority, FNMA, 0.160%, 9/15/2035 (3)	$11,895,000	$11,895,000
California - 9.2%
Abag Finance Authority for Nonprofit Corporations, FNMA, 0.180%, 7/15/2035 (3) (7)	5,000,000	5,000,000
California Statewide Communities Development Authority, FNMA, 0.170%, 12/15/2037 (3) (7)	12,000,000	12,000,000
City of Concord, FHLMC, 0.180%, 12/1/2016 (3) (7)	4,010,000	4,010,000
Puttable Floating Option Tax-Exempt Receipts, FHLMC, 0.360%, 5/1/2044 (3) (7)	4,965,000	4,965,000
Santa Cruz Redevelopment Agency, FNMA, 0.170%, 8/15/2035 (3) (7)	12,000,000	12,000,000

		37,975,000
Federal Home Loan Mortgage Corporation - 4.2%
Federal Home Loan Mortgage Corp., 0.210%, 9/15/2038 (3) (7)	5,380,000	5,380,000
Federal Home Loan Mortgage Corp., 0.210%, 7/15/2050 (3) (7)	11,825,000	11,825,000

		17,205,000
Georgia - 2.4%
Puttable Floating Option Tax-Exempt Receipts, FHLMC, 0.360%, 9/1/2048 (3) (7)	10,055,000	10,055,000
Maryland - 3.4%
Prince Georges County Housing Authority, FHLMC, 0.200%, 2/1/2040 (3) (7)	13,900,000	13,900,000

Total Municipals		91,030,000

Repurchase Agreements - 46.3%
Agreement with Barclays Capital, Inc., 0.220%, dated 11/30/2012, to be repurchased at $60,001,100 on 12/3/2012, collateralized by a U.S. Government Treasury Obligation with a maturity of 8/15/2015, with a market value of $61,200,056	60,000,000	60,000,000
Agreement with Deutsche Bank Securities, Inc., 0.250%, dated 11/30/2012, to be repurchased at $80,001,667 on 12/3/2012, collateralized by a U.S. Government Agency Obligation with a maturity of 9/30/2014, with a market value of $81,600,052	80,000,000	80,000,000
Agreement with Fixed Income Clearing Corp., 0.070%, dated 11/30/2012, to be repurchased at $20,677,406 on 12/3/2012, collateralized by U.S. Government Treasury Obligations with various maturities to 3/31/2014, with a market value of $21,094,402	20,677,285	20,677,285
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.230%, dated 11/30/2012, to be repurchased at $30,000,575 on 12/3/2012, collateralized by a U.S. Government Agency Obligation with a maturity of 3/1/2042, with a market value of $30,600,001	30,000,000	30,000,000

Total Repurchase Agreements		190,677,285

U.S. Government & U.S. Government Agency Obligations - 34.0%

Federal Home Loan Bank - 20.7%
0.180%, 2/1/2013	10,000,000	9,999,860
0.181%, 4/25/2013 (3)	10,000,000	9,999,599
0.183%, 4/12/2013 (3)	15,000,000	15,000,000
0.185%, 6/5/2014 (3) (4)	10,000,000	9,996,944
0.210%, 1/3/2013	10,000,000	10,000,000
0.250%, 7/1/2013	10,000,000	9,998,052
0.335%, 4/11/2013 (3)	10,000,000	10,000,000
0.345%, 4/11/2013 (3)	10,000,000	10,000,000

		84,994,455
Federal Home Loan Mortgage Corporation - 9.4%
0.140%, 1/7/2013 (9)	10,000,000	9,998,561
0.140%, 2/11/2013 (9)	8,500,000	8,497,620
0.170%, 1/9/2013 (9)	10,000,000	9,998,163
0.191%, 9/13/2013 (9)	10,000,000	9,984,912

		38,479,256

Federal National Mortgage Association - 3.9%
0.150%, 3/6/2013 (9)	2,200,000	2,199,148
0.330%, 1/10/2013 (3)	10,000,000	10,000,790
3.625%, 2/12/2013	4,000,000	4,027,529

		16,227,467

Total U.S. Government & U.S. Government Agency Obligations		139,701,178

Total Investments - 102.4% (at amortized cost)		421,408,463
Other Assets and Liabilities - (2.4)%		(9,932,874)

Total Net Assets - 100.0%		$411,475,589

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 100.1%

Alabama - 6.2%
Chatom Industrial Development Board, 0.550%, 11/15/2038 (3)	$2,605,000	$2,605,000
Chatom Industrial Development Board, 0.600%, 12/1/2024 (3)	8,000,000	8,000,000
Chatom Industrial Development Board, 0.600%, 8/1/2037 (3)	11,500,000	11,500,000
City of Gardendale, 0.280%, 10/1/2032 (3)	1,465,000	1,465,000
City of Gardendale, 0.280%, 10/1/2032 (3)	1,584,000	1,584,000
City of Gardendale, 0.280%, 10/1/2032 (3)	3,200,000	3,200,000
Columbia Industrial Development Board, 0.010%, 5/1/2022 (3)	8,800,000	8,800,000
Mobile Industrial Development Board, 0.580%, 9/13/2013 (3)	16,500,000	16,500,367

		53,654,367
California - 7.4%
California State University, FSA, 0.250%, 5/1/2015 (3)	9,210,000	9,210,000
Fontana Unified School District, 0.250%, 2/1/2016 (3)	3,765,000	3,765,000
State of California, 0.290%, 3/1/2035 (3)	12,250,000	12,250,000
Sweetwater Union High School District, 0.250%, 8/1/2013 (3)	7,120,000	7,120,000
Wells Fargo Stage Trust, 0.290%, 8/1/2034 (3) (5) (6)	15,045,000	15,045,000
Wells Fargo Stage Trust, 0.290%, 8/1/2037 (3) (5) (6)	6,430,000	6,430,000
Wells Fargo Stage Trust, AGM, 0.290%, 8/1/2032 (3) (5) (6)	9,490,000	9,490,000

		63,310,000
Colorado - 2.1%
Colorado Health Facilities Authority, 0.220%, 1/1/2035 (3)	6,000,000	6,000,000
Colorado Housing & Finance Authority, 0.170%, 4/1/2038 (3)	6,520,000	6,520,000
Puttable Floating Option Tax-Exempt Receipts, 0.600%, 12/1/2028 (3)	5,860,000	5,860,000

		18,380,000
Connecticut - 2.0%
Connecticut Housing Finance Authority, 0.180%, 5/15/2039 (3)	17,550,000	17,550,000
District of Columbia - 0.6%
District of Columbia, 0.330%, 10/1/2023 (3)	3,675,000	3,675,000
District of Columbia, 0.330%, 3/1/2026 (3)	1,920,000	1,920,000

		5,595,000
Florida - 14.5%
Barclays Capital Municipal Trust Receipts, AGM, 0.260%, 2/15/2024 (3) (5) (6)	8,350,000	8,350,000
Barclays Capital Municipal Trust Receipts, NATL-RE, 0.260%, 7/1/2026 (3) (5) (6)	7,030,000	7,030,000
City of Gulf Breeze, 1.000%, 12/1/2012 (3)	4,990,000	4,990,000
City of Gulf Breeze, 1.000%, 12/1/2013 (4)	14,970,000	14,970,000
City of Gulf Breeze, 1.350%, 12/1/2012 (3)	5,070,000	5,070,000
City of West Palm Beach, AGC, 0.230%, 10/1/2038 (3)	10,000,000	10,000,000
Collier County Educational Facilities Authority, 0.190%, 10/1/2036 (3)	3,235,000	3,235,000
County of Brevard, 0.330%, 10/1/2019 (3)	1,825,000	1,825,000
County of Miami-Dade, XLCA, 0.220%, 7/1/2031 (3) (5) (6)	9,900,000	9,900,000
Eclipse Funding Trust, 0.170%, 4/1/2037 (3)	7,000,000	7,000,000
Escambia County Health Facilities Authority, 5.120%, 11/15/2015 (3)	3,615,000	3,615,000
Escambia County Health Facilities Authority, 5.120%, 11/15/2029 (3)	25,395,000	25,395,000
Highlands County Health Facilities Authority, 0.140%, 11/15/2035 (3)	10,000,000	10,000,000
JP Morgan Chase Putters/Drivers Trust, 0.250%, 4/1/2018 (3) (5) (6)	3,000,000	3,000,000
JP Morgan Chase Putters/Drivers Trust, 0.260%, 11/1/2015 (3) (5) (6)	7,400,000	7,400,000
Orange County Industrial Development Authority, 0.330%, 10/1/2023 (3)	2,730,000	2,730,000

		124,510,000
Georgia - 3.8%
Appling County Development Authority, 0.200%, 9/1/2029 (3)	3,700,000	3,700,000
Appling County Development Authority, 0.200%, 9/1/2041 (3)	1,550,000	1,550,000
Columbia County Development Authority, 0.280%, 8/1/2018 (3)	1,900,000	1,900,000

County of DeKalb, 0.260%, 10/1/2035 (3) (5) (6)	11,990,000	11,990,000
County of DeKalb, 0.360%, 4/1/2023 (3) (5) (6)	9,600,000	9,600,000
Savannah Economic Development Authority, 0.220%, 1/1/2016 (3)	4,085,000	4,085,000

		32,825,000
Idaho - 0.6%
Idaho Housing & Finance Association, FHLMC, 0.200%, 9/1/2044 (3)	4,950,000	4,950,000
Illinois - 4.0%
Illinois Finance Authority, 0.180%, 5/15/2035 (3)	9,000,000	9,000,000
Illinois Finance Authority, 0.210%, 8/15/2033 (3)	4,200,000	4,200,000
Illinois Housing Development Authority, 0.190%, 8/1/2042 (3)	8,500,000	8,500,000
JP Morgan Chase Putters/Drivers Trust, 0.260%, 11/1/2023 (3) (5) (6)	6,375,000	6,375,000
Phoenix Realty Special Account-U LP, 0.280%, 4/1/2020 (3)	6,075,000	6,075,000

		34,150,000
Indiana - 0.9%
Barclays Capital Municipal Trust Receipts, 0.260%, 4/1/2030 (3) (5) (6)	7,770,000	7,770,000
Iowa - 0.4%
Iowa Finance Authority, 0.210%, 2/1/2027 (3)	3,250,000	3,250,000
Kansas - 0.3%
City of Burlington, 0.450%, 1/17/2013	3,000,000	3,000,000
Kentucky - 1.9%
County of Mason, 0.380%, 10/15/2014 (3)	8,200,000	8,200,000
County of Mason, 0.380%, 10/15/2014 (3)	5,325,000	5,325,000
Hardin County Water District No. 1, 0.200%, 9/1/2022 (3)	2,890,000	2,890,000

		16,415,000
Louisiana - 2.8%
Louisiana Housing Finance Agency, 0.650%, 8/1/2013 (3)	7,350,000	7,350,000
Louisiana Public Facilities Authority, 0.300%, 1/1/2022 (3)	1,665,000	1,665,000
Parish of St. James, 0.760%, 11/1/2039 (3)	10,000,000	10,000,000
Wells Fargo Stage Trust, 0.290%, 12/1/2040 (3) (5) (6)	4,995,000	4,995,000

		24,010,000
Maryland - 0.6%
Montgomery County Housing Opportunites Commission, 0.190%, 7/1/2027 (3)	2,045,000	2,045,000
Montgomery County Housing Opportunites Commission, 0.190%, 7/1/2037 (3)	2,905,000	2,905,000

		4,950,000
Massachusetts - 1.9%
BB&T Municipal Trust, 0.250%, 10/1/2028 (3) (5) (6)	15,060,000	15,060,000
Massachusetts Industrial Finance Agency, 0.220%, 12/1/2019 (3)	1,000,000	1,000,000

		16,060,000
Michigan - 1.0%
City of Detroit Sewage Disposal System Revenue, FSA-CR FGIC, 0.260%, 7/1/2029 (3)	8,960,000	8,960,000
Minnesota - 3.5%
City of Bloomington, 0.230%, 12/1/2015 (3)	3,310,000	3,310,000
City of Bloomington, 0.230%, 12/1/2015 (3)	3,265,000	3,265,000
City of Ramsey, 0.300%, 12/1/2023 (3)	3,000,000	3,000,000
Southern Minnesota Municipal Power Agency, 0.420%, 12/18/2012	21,000,000	21,000,000

		30,575,000
Mississippi - 4.2%
Claiborne County, 0.550%, 2/14/2013	5,500,000	5,500,000
County of Jackson, 0.180%, 12/1/2016 (3)	6,955,000	6,955,000
Mississippi Business Finance Corp., 0.100%, 12/1/2030 (3)	13,000,000	13,000,000
Mississippi Business Finance Corp., 0.500%, 5/1/2037 (3)	10,320,000	10,320,000

		35,775,000
Missouri - 0.7%
Greene County Industrial Development Authority, 0.260%, 5/1/2039 (3)	1,325,000	1,325,000
Missouri Development Finance Board, 0.190%, 12/1/2020 (3)	4,500,000	4,500,000

		5,825,000

Nebraska - 0.8%
Nebraska Investment Finance Authority, 0.210%, 12/1/2037 (3)	6,500,000	6,500,000
Nebraska Investment Finance Authority, 0.270%, 9/1/2031 (3)	600,000	600,000

		7,100,000
New Hampshire - 3.9%
New Hampshire Business Finance Authority, 1.180%, 9/1/2030 (3)	25,000,000	25,000,000
Wells Fargo Stage Trust, 0.290%, 7/1/2053 (3) (5) (6)	8,255,000	8,255,000

		33,255,000
New Jersey - 4.5%
Borough of Wildwood Crest, 1.250%, 10/16/2013	7,419,400	7,461,289
JP Morgan Chase Putters/Drivers Trust, 0.300%, 12/15/2013 (3) (5) (6)	2,775,000	2,775,000
New Jersey Economic Development Authority, 0.130%, 8/1/2037 (3)	3,400,000	3,400,000
Township of Edison, 0.750%, 8/30/2013	8,860,000	8,876,373
Township of Edison, 0.750%, 8/30/2013	3,410,000	3,415,030
Township of Toms River, 1.250%, 2/27/2013	13,000,000	13,017,638

		38,945,330
New York - 3.5%
Eagle Tax-Exempt Trust, 0.200%, 6/15/2035 (3) (5) (6)	9,475,000	9,475,000
New York State Thruway Authority, 0.300%, 1/1/2014 (3)	4,995,000	4,995,000
Ogdensburg Enlarged City School District, State Aid Withholding, 1.250%, 6/28/2013	4,000,000	4,009,302
Utica Industrial Development Agency, 0.250%, 7/15/2029 (3)	7,040,000	7,040,000
Whitesboro Central School District, State Aid Withholding, 1.000%, 6/28/2013	4,465,000	4,474,165

		29,993,467
Ohio - 3.4%
County of Warren, 0.370%, 9/1/2015 (3)	5,190,000	5,190,000
Montgomery County Transportation Improvement District, 1.375%, 3/28/2013	11,265,000	11,289,188
Ohio State Higher Educational Facility Commission, 0.290%, 1/15/2046 (3)	11,250,000	11,250,000
Township of Miami/Montgomery County, 1.375%, 3/28/2013	1,260,000	1,262,705

		28,991,893
Oklahoma - 0.3%
Tulsa Industrial Authority, 0.380%, 11/1/2026 (3)	2,585,000	2,585,000
Pennsylvania - 5.2%
Barclays Capital Municipal Trust Receipts, FHA, 0.260%, 8/1/2038 (3) (5) (6)	11,090,000	11,090,000
Butler County Hospital Authority, 0.200%, 10/1/2032 (3)	11,145,000	11,145,000
JP Morgan Chase Putters/Drivers Trust, 0.300%, 6/1/2015 (3) (5) (6)	3,540,000	3,540,000
JP Morgan Chase Putters/Drivers Trust, 0.360%, 12/1/2019 (3) (5) (6)	5,335,000	5,335,000
Montgomery County Industrial Development Authority, FHA, 0.200%, 2/1/2018 (3) (5) (6)	10,425,000	10,425,000
Reading School District, 0.300%, 1/15/2014 (3)	2,895,000	2,895,000

		44,430,000
South Carolina - 0.6%
South Carolina Jobs-Economic Development Authority, 0.230%, 6/1/2030 (3)	5,000,000	5,000,000
South Dakota - 1.6%
South Dakota Housing Development Authority, 0.260%, 5/1/2048 (3)	7,115,000	7,115,000
South Dakota Housing Development Authority, 0.260%, 11/1/2048 (3)	6,525,000	6,525,000

		13,640,000
Texas - 7.0%
Atascosa County Industrial Development Corp., 0.260%, 6/30/2020 (3)	3,700,000	3,700,000
Barclays Capital Municipal Trust Receipts, FGIC, 0.260%, 8/15/2017 (3) (5) (6)	5,565,000	5,565,000
Barclays Capital Municipal Trust Receipts, NATL-RE, 0.260%, 2/15/2025 (3) (5) (6)	7,720,000	7,720,000
Dallam County Industrial Development Corp., 0.240%, 5/1/2039 (3)	2,800,000	2,800,000
Dickinson Independent School District, PSF, 0.470%, 8/1/2013 (3)	7,000,000	7,000,000
JP Morgan Chase Putters/Drivers Trust, PSF, 0.170%, 2/15/2016 (3) (5) (6)	11,075,000	11,075,000
JPMorgan Chase Putters/Drivers Trust, 0.180%, 8/30/2013 (3) (5) (6)	20,000,000	20,000,000
San Gabriel Industrial Development Corp., 0.190%, 6/1/2029 (3)	2,635,000	2,635,000

		60,495,000
Virginia - 0.5%
Barclays Capital Municipal Trust Receipts, 0.260%, 2/1/2028 (3) (5) (6)	3,335,000	3,335,000
Suffolk Redevelopment & Housing Authority, 0.330%, 9/1/2019 (3)	1,005,000	1,005,000

		4,340,000

Washington - 3.2%
Barclays Capital Municipal Trust Receipts, 0.260%, 6/1/2039 (3) (5) (6)	11,250,000	11,250,000
Central Puget Sound Regional Transit Authority, 0.220%, 11/1/2034 (3) (5) (6)	4,250,000	4,250,000
Central Puget Sound Regional Transit Authority, FSA, 0.170%, 11/1/2015 (3)	8,380,000	8,380,000
Washington State Housing Finance Commission, 0.280%, 7/1/2028 (3)	3,930,000	3,930,000

		27,810,000
Wisconsin - 6.2%
Beloit School District, 1.750%, 6/12/2013	9,050,000	9,079,689
City of Milwaukee, 0.310%, 2/15/2032 (3)	15,000,000	15,000,000
Glendale-River Hills School District, 1.000%, 4/17/2013	1,500,000	1,503,090
Sun Prairie Area School District, 1.000%, 11/1/2013	9,000,000	9,032,729
Wisconsin Health & Educational Facilities Authority, 0.290%, 8/15/2034 (3)	14,000,000	14,000,000
Wisconsin Housing & Economic Development Authority, 0.270%, 5/1/2037 (3)	4,520,000	4,520,000

		53,135,508

Total Municipals		861,235,565

Mutual Funds - 1.6%
Federated Tax-Free Obligations Fund, Class I, 0.010%	13,170,171	13,170,171

Total Mutual Funds		13,170,171

Total Investments - 101.7% (at amortized cost)		874,405,736
Other Assets and Liabilities - (1.7)%		(14,275,153)

Total Net Assets - 100.0%		$860,130,583

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 12.0%

Banks - 8.8%
Bank of Nova Scotia/Houston, 0.630%, 2/15/2013 (3)	$50,000,000	$50,027,101
Bank of Nova Scotia/Houston, 0.632%, 2/22/2013 (3)	50,000,000	50,032,329
Canadian Imperial Bank of Commerce/New York, 0.350%, 11/8/2013 (3)	75,000,000	75,000,000
Rabobank Nederland NY, 0.490%, 10/15/2013 (3)	25,000,000	25,000,000
Toronto-Dominion Bank, 0.321%, 10/21/2013 (3)	50,000,000	50,000,000
Westpac Banking Corp., 0.393%, 8/2/2013 (3)	50,000,000	50,000,000

		300,059,430
European Time Deposit - 3.2%
DNB NOR Bank ASA Cayman, 0.160%, 12/3/2012	110,000,000	110,000,000

Total Certificates of Deposit		410,059,430

Commercial Paper - 29.0%
Asset-Backed Securities - 9.0%
Chariot Funding LLC, 0.320%, 5/16/2013 (5) (6) (9)	50,000,000	49,926,222
Jupiter Securitization Corp., 0.320%, 3/6/2013 (5) (6) (9)	50,000,000	49,957,778
Kells Funding LLC, 0.330%, 5/21/2013 (5) (6) (9)	20,000,000	19,968,650
Kells Funding LLC, 0.440%, 5/7/2013 (5) (6) (9)	50,000,000	49,906,287
Kells Funding LLC, 0.520%, 2/19/2013 (5) (6) (9)	50,000,000	49,942,222
Liberty Street Funding Corp., 0.150%, 12/3/2012 (5) (6) (9)	28,398,000	28,397,763
Old Line Funding LLC, 0.310%, 4/8/2013 (5) (6) (9)	50,000,000	49,944,889
Old Line Funding LLC, 0.320%, 3/1/2013 (5) (6) (9)	10,000,000	9,992,000

		308,035,811
Beverages - 0.9%
Coca Cola Co., 0.260%, 5/2/2013 (5) (6) (9)	30,000,000	29,967,067
Consumer Products - 2.2%
Unilever Capital Corp., 0.060%, 12/3/2012 (5) (6) (9)	75,000,000	74,999,750
Foreign Banks - 14.7%
ANZ National, Ltd., 0.529%, 6/20/2013 (3) (5) (6)	50,000,000	50,000,000
Bank of Nova Scotia, 0.110%, 12/3/2012 (9)	25,000,000	24,999,847
Barclays U.S. Funding Corp., 0.630%, 1/23/2013 (9)	25,000,000	24,976,813
Commonwealth Bank Australia, 0.354%, 10/4/2013 (3) (5) (6)	50,000,000	49,997,196
Commonwealth Bank Australia, 0.448%, 9/5/2013 (3) (5) (6)	50,000,000	50,000,000
National Australia Funding, Inc., 0.120%, 12/3/2012 (5) (6) (9)	25,000,000	24,999,833
Rabobank U.S. Financial Corp., 0.380%, 3/11/2013 (9)	17,650,000	17,631,369
Rabobank U.S. Financial Corp., 0.380%, 4/1/2013 (9)	50,000,000	49,936,139
Skandinaviska Enskilda Banken AB, 0.480%, 8/20/2013 (5) (6) (9)	25,000,000	24,912,667
Skandinaviska Enskilda Banken AB, 0.600%, 12/12/2012 (5) (6) (9)	25,000,000	24,995,417
Skandinaviska Enskilda Banken AB, 0.610%, 2/1/2013 (5) (6) (9)	50,000,000	49,947,472
Svenska Handelsbanken, Inc., 0.240%, 2/1/2013 (5) (6) (9)	60,000,000	59,975,200
Westpac Securities NZ, Ltd., 0.533%, 4/5/2013 (3) (5) (6)	50,000,000	50,000,000

		502,371,953
Insurance - 1.4%
Prudential PLC, 0.760%, 1/25/2013 (5) (6) (9)	50,000,000	49,941,944
Pharmaceuticals - 0.8%
Novartis Finance, 0.120%, 12/3/2012 (5) (6) (9)	26,500,000	26,499,823

Total Commercial Paper		991,816,348

Corporate Bonds & Notes - 0.3%

Diversified Financial Services - 0.3%
General Electric Capital Corp., 2.800%, 1/8/2013	10,000,000	10,025,587

Total Corporate Bonds & Notes		10,025,587

Funding Agreements - 3.4%
Insurance - 3.4%
Metropolitan Life Insurance Co., 0.563%, 2/1/2013 (3) (5) (8)	50,000,000	50,000,000
Metropolitan Life Insurance Co., 0.671%, 3/1/2013 (3) (5) (8)	65,000,000	65,000,000

Total Funding Agreements		115,000,000

Municipals - 16.2%

Alaska - 1.3%
City of Valdez, 0.160%, 10/1/2025 (3)	44,025,000	44,025,000
California - 0.4%
Wells Fargo Stage Trust, 0.240%, 5/1/2032 (3) (7)	12,740,000	12,740,000
Connecticut - 1.8%
Connecticut Housing Finance Authority, 0.180%, 5/15/2031 (3) (7)	25,795,000	25,795,000
Connecticut Housing Finance Authority, 0.210%, 11/15/2038 (3)	37,440,000	37,440,000

		63,235,000
Federal Home Loan Mortgage Corporation - 0.4%
FHLMC Multifamily Variable Rate Demand Certificates, 0.210%, 9/15/2038 (3) (7)	12,970,000	12,970,000
Georgia - 1.2%
Monroe County Development Authority, 0.200%, 11/1/2048 (3)	40,000,000	40,000,000
Iowa - 1.3%
Iowa Finance Authority, 0.170%, 1/1/2039 (3) (7)	15,000,000	15,000,000
Iowa Finance Authority, 0.210%, 6/1/2036 (3)	11,000,000	11,000,000
Iowa Finance Authority, 0.210%, 9/1/2036 (3)	19,000,000	19,000,000

		45,000,000
Michigan - 0.6%
Michigan Strategic Fund, 0.170%, 12/1/2042 (3)	19,280,000	19,280,000
Minnesota - 0.3%
Minnesota Office of Higher Education, 0.170%, 12/1/2043 (3) (7)	10,300,000	10,300,000
New York - 4.4%
New York City Housing Development Corp., FNMA, 0.160%, 5/15/2034 (3) (7)	44,500,000	44,500,000
New York City Housing Development Corp., FNMA, 0.160%, 6/15/2034 (3) (7)	49,000,000	49,000,000
New York State Housing Finance Agency, FNMA, 0.160%, 11/15/2038 (3) (7)	56,100,000	56,100,000

		149,600,000
North Dakota - 0.4%
North Dakota Housing Finance Agency, 0.190%, 1/1/2039 (3) (7)	13,700,000	13,700,000
Vermont - 0.9%
BB&T Municipal Trust, 0.480%, 5/1/2027 (3)	32,510,000	32,510,000
Wisconsin - 0.9%
Wisconsin Housing & Economic Development Authority, 0.170%, 9/1/2035 (3) (7)	17,940,000	17,940,000
Wisconsin Housing & Economic Development Authority, GO, 0.170%, 3/1/2035 (3) (7)	14,035,000	14,035,000

		31,975,000
Wyoming - 2.3%
City of Kemmerer, 0.160%, 11/1/2014 (3)	18,100,000	18,100,000
County of Lincoln, 0.160%, 11/1/2014 (3)	16,300,000	16,300,000
County of Lincoln, 0.160%, 11/1/2014 (3)	22,315,000	22,315,000
County of Lincoln, 0.160%, 11/1/2014 (3)	20,620,000	20,620,000

		77,335,000

Total Municipals		552,670,000

Mutual Funds - 4.8%
BlackRock Liquidity Funds TempFund	165,000,000	165,000,000

Total Mutual Funds		165,000,000

Notes-Variable - 8.1%

Banks - 1.4%
National Australia Bank Ltd./New York, 0.460%, 2/15/2013 (3)	$50,000,000	50,000,000
Diversified Financial Services - 2.3%
American Honda Finance Corp., 0.393%, 8/2/2013 (3) (5) (6)	30,000,000	30,000,000
Toyota Motor Credit Corp., 0.460%, 9/9/2013 (3)	48,500,000	48,500,000

		78,500,000
Foreign Banks - 1.5%
National Australia Bank, Ltd., 1.012%, 11/8/2013 (3) (5) (6)	50,000,000	50,325,707
Insurance - 0.7%
MetLife Institutional Funding II, 0.810%, 12/7/2012 (3) (5) (6)	25,000,000	25,000,000
Utilities - 2.2%
National Rural Utilities Cooperative Finance Corp., 0.519%, 1/7/2013 (3)	75,000,000	75,000,000

Total Notes-Variable		278,825,707

Repurchase Agreements - 14.0%
Agreement with Deutsche Bank Securities, Inc., 0.240%, dated 11/30/2012, to be repurchased at $175,003,500 on 12/3/2012, collateralized by U.S. Government Agency Obligations with various maturities to 2/27/2018, with a market value of $178,501,966	175,000,000	175,000,000
Agreement with Fixed Income Clearing Corp., 0.070%, dated 11/30/2012, to be repurchased at $59,967,356 on 12/3/2012, collateralized by U.S. Government Agency Obligations with various maturities to 5/18/2016, with a market value of $61,166,832	59,967,006	59,967,006
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.230%, dated 11/30/2012, to be repurchased at $245,004,696 on 12/3/2012, collateralized by U.S.Government Agency Obligations with various maturities to 9/1/2042, with a market value of $249,900,002	245,000,000	245,000,000

Total Repurchase Agreements		479,967,006

Trust Demand Notes - 4.2%

Broker/Dealers - 4.2%
JP Morgan Securities, Inc., 0.330%, 12/1/2012 (3)	143,000,000	143,000,000

Total Trust Demand Notes		143,000,000

U.S. Government & U.S. Government Agency Obligations - 7.9%

Federal Home Loan Bank - 4.3%
0.160%, 12/5/2012 (9)	18,000,000	17,999,680
0.163%, 4/24/2013 (9)	30,000,000	29,980,331
0.170%, 5/21/2013 (9)	18,000,000	17,985,465
0.240%, 6/28/2013	40,000,000	39,994,580
0.250%, 7/1/2013	40,000,000	39,992,206

		145,952,262
Federal Home Loan Mortgage Corporation - 3.6%
0.155%, 4/1/2013 (9)	50,000,000	49,973,951
0.160%, 2/19/2013 (9)	50,000,000	49,982,222
0.170%, 1/9/2013 (9)	23,900,000	23,895,599

		123,851,772

Total U.S. Government & U.S. Government Agency Obligations		269,804,034

Total Investments - 99.9% (at amortized cost)	3,416,168,112
Other Assets and Liabilities - 0.1%	4,100,456

Total Net Assets - 100.0%	$3,420,268,568

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2012. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of November 30, 2012. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. In accordance with Rule 2a-7, Money Market Fund securities are subject to the return of principal and interest on no more than 397 days either through final maturity date or demand features. Demand features entitles a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2012.

(4)	Purchased on a when-issued or delayed delivery basis.

(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2012, these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short Tax-Free Fund	$51,682,780	6.65%
Short-Term Income Fund	36,167,616	17.91
Short-Intermediate Bond Fund	24,474,239	15.16
Intermediate Tax-Free Fund	17,856,680	1.44
Government Income Fund	10,065,914	4.72
TCH Corporate Income Fund	25,811,282	16.98
Aggregate Bond Fund	90,955,050	15.73
TCH Core Plus Bond Fund	24,356,038	14.28
Monegy High Yield Bond Fund	23,354,728	20.69
Tax-Free Money Market Fund	236,525,000	27.50
Prime Money Market Fund	1,094,597,887	32.00

(6)	Denotes a restricted security which has been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds.

(7)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 2.27%, 18.78% and 7.96%, respectively, as calculated based upon total portfolio market value.

(8)	Securities have redemption features that may delay redemption beyond seven days.

(9)	Each issue shows the rate of the discount at the time of purchase.

(10)	Denotes an investment in an affiliated entity. Please refer to Note 7, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(11)	Foreign Security value denominated in U.S. Dollars, Principal amount listed represents adjusted par in local currency.

(12)	Please refer to Note 2, Securities Lending, in the Additional Information Associated with the Schedules of Investments.

(13)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Federal Agricultural Mortgage Corporation
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
COLL	-	Collateralized
ETF	-	Exchange Traded Fund
FGIC	-	Financial Guaranty Insurance Corporation
FDIC	-	Federal Depository Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Rural Utilities Cooperative Finance Corporation Reinsurance
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at November 30, 2012 are as follows:

Fund	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$240,361		$4,558	$(5,329)	$(771)
Large-Cap Value Fund	191,532,024		26,071,835	(2,867,264)	23,204,571
Dividend Income Fund	98,956,882		6,621,371	(2,125,830)	4,495,541
Large-Cap Growth Fund	284,199,242		25,358,583	(2,115,678)	23,242,905
Mid-Cap Value Fund	291,091,434		51,675,679	(9,527,134)	42,148,545
Mid-Cap Growth Fund	287,354,799		64,004,791	(7,241,069)	56,763,722
Small-Cap Value Fund	44,411,429		4,230,790	(1,746,996)	2,483,794
Small-Cap Growth Fund	758,685,424		108,329,478	(48,459,716)	59,869,762
Pyrford International Stock Fund	114,068,975		13,033,301	(2,029,468)	11,003,833
Lloyd George Emerging Markets Equity Fund	54,060,160		10,063,162	(1,947,615)	8,115,547
Pyrford Global Strategic Return Fund	53,305,045		1,314,354	(376,935)	937,419
Ultra Short Tax Free Fund	777,351,846		2,820,082	(185,019)	2,635,063
Short Tax-Free Fund	848,317		2,345	(51)	2,294
Short-Term Income Fund	235,475,748		3,430,149	(1,125,867)	2,304,282
Short-Intermediate Bond Fund	208,564,662		4,765,303	(1,032,465)	3,732,838
Intermediate Tax-Free Fund	1,189,797,904		72,004,989	(552,990)	71,451,999
Government Income Fund	273,255,287		5,636,298	(1,998,690)	3,637,608
TCH Corporate Income Fund	163,535,341		11,463,643	(268,058)	11,195,585
Aggregate Bond Fund	728,025,491		15,552,423	(701,538)	14,850,885
TCH Core Plus Bond Fund	194,444,076		13,178,099	(223,917)	12,954,182
Monegy High Yield Bond Fund	107,070,767		4,318,263	(420,501)	3,897,762
Government Money Market Fund	421,408,463	*	—	—	—
Tax-Free Money Market Fund	874,405,736	*	—	—	—
Prime Money Market Fund	3,416,168,112	*	—	—	—

*	at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis, and therefore the Value of Securities Loaned and Payable on Collateral Due to Brokers in the table below may not accurately reflect the operational nature of the securities lending program. The Funds’ securities on loan were appropriately collateralized at November 30, 2012. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds, the valuation of which is discussed in “Investment Valuations” in Note 1 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of November 30, 2012 (1):

Description	Value
American Honda Finance Corp., 0.393%, 8/2/2013 (2)	$20,003,540
ANZ National Ltd., 0.528%, 6/20/2013 (2)	20,000,000
Bank of Nova Scotia, 0.571%, 7/19/2013 (2)	15,032,145
Blackrock Liquidity TempCash Money Market Fund, 0.205%	71,116,524
Blackrock Liquidity TempFund Money Market Fund, 0.152%	86,049,500
Canadian Imperial Bank, 0.350%, 11/8/2013 (2)	25,000,000
Chariot Funding LLC, 0.320%, 3/6/2013 (3)	24,959,778
Coca Cola Co., 0.260%, 5/2/2013 (3)	9,987,144
Commonwealth Bank Australia, 0.448%, 9/5/2013 (2)	10,000,000
Commonwealth Bank Australia, 0.354%, 10/4/2013 (2)	19,998,700
Dreyfus Institutional Cash Advantage Money Market Fund, 0.118%	50,888,605
FCAR Owner Trust I, 0.480%, 2/1/2013 (3)	24,930,000
Fidelity Institutional Money Market Fund, 0.144%	87,473,339
General Electric Corp, 0.981%, 6/19/2013 (2)	10,034,280
Goldman Sachs Money Market Fund, 0.140%	18,986,562
Kells Funding, LLC, 0.530%, 1/28/2013 (3)	24,933,750
Metlife Institutional Insurance FA, 0.810%, 12/7/2012 (2)	10,000,210
Metlife Insurance FA, 0.671%, 2/28/2013 (2)	20,000,000
National Australia Bank, 0.460%, 2/15/2013 (2)	25,023,075
National Rural Utilities Co., 0.519%, 1/7/2013 (2)	25,002,375
Principal Life Income Fund, 0.492%, 11/8/2013 (2)	5,004,855
Prudential PLC, 0.770%, 2/1/2013 (3)	24,902,681
Rabobank, 0.390%, 4/1/2013 (3)	26,945,010
Reckitt Benckiser, 0.520%, 6/7/2013 (3)	24,901,417

Skandinaviska Enskilda Bank, 0.570%, 12/12/2012 (3)		23,572,756
Svenska Handelsbanken, 0.250%, 2/13/2013 (3)		1,948,578
Target Corp., 0.377%, 1/11/2013 (2)		30,014,250
Toronto Dominion Bank, 0.321%, 10/21/2013 (2)		15,004,605
Toyota Motor Corp., 0.460%, 9/9/2013 (2)		20,013,040
Unilever Capital Corp., 0.300%, 1/17/2013 (3)		24,059,195
Western Asset Institutional Cash Reserves Money Market Fund, 0.167%		15,369,589
Western Asset Institutional Liquid Reserves Money Market Fund, 0.171%		85,000,000
Westpac Securities Ltd., 0.393%, 8/2/2013 (2)		25,022,075

Total		$921,177,578

Fund	Value of Securities Loaned	Payable on Collateral Due to Brokers
Large-Cap Value Fund	$53,043,550	$54,336,691
Dividend Income	26,433,323	27,077,735
Large-Cap Growth Fund	94,281,716	96,580,190
Mid-Cap Value Fund	100,961,588	103,422,907
Mid-Cap Growth Fund	109,904,753	112,584,096
Small-Cap Value Fund	13,370,449	13,696,401
Small-Cap Growth Fund	248,152,056	254,201,698
Short-Term Income Fund	32,239,875	33,025,845
Short-Intermediate Bond Fund	48,282,452	49,459,517
TCH Corporate Income Fund	20,321,065	20,816,465
Aggregate Bond Fund	113,944,327	116,722,151
TCH Core Plus Bond Fund	38,319,698	39,253,882

Total	$899,254,852	$921,177,578

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.

(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2012.

(3)	Each issue shows the rate of the discount at the time of purchase.

3. Fair Value Measurements Discussion and Disclosure

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common &

preferred stocks, options & futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Funds’ assets:

Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$239,459	$—	$—	$239,459
Short-Term Investments	131	—	—	131

Total	$239,590	$—	$—	$239,590

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$157,501,716	$—	$—	$157,501,716
Short-Term Investments	2,898,188	54,336,691	—	57,234,879

Total	$160,399,904	$54,336,691	$—	$214,736,595

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$74,167,712	$—	$—	$74,167,712
Short-Term Investments	2,206,976	27,077,735	—	29,284,711

Total	$76,374,688	$27,077,735	$—	$103,452,423

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$208,256,368	$—	$—	$208,256,368
Short-Term Investments	2,605,589	96,580,190	—	99,185,779

Total	$210,861,957	$96,580,190	$—	$307,442,147

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$224,353,561	$—	$—	$224,353,561
Short-Term Investments	5,463,511	103,422,907	—	108,886,418

Total	$229,817,072	$103,422,907	$—	$333,239,979

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$227,197,961	$—	$—	$227,197,961
Short-Term Investments	4,336,464	112,584,096	—	116,920,560

Total	$231,534,425	$112,584,096	$—	$344,118,521

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$30,180,907	$—	$—	$30,180,907
Exchange Traded Funds	1,145,580	—	—	1,145,580
Short-Term Investments	1,872,335	13,696,401	—	15,568,736

Total	$33,198,822	$13,696,401	$—	$46,895,223

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$546,907,251	$—	$—	$546,907,251
Short-Term Investments	17,449,672	254,201,698	—	271,651,370

Total	$564,356,923	$254,201,698	$—	$818,558,621

Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$118,061,477	$—	$—	$118,061,477
Preferred Stocks(1)	1,696,503	—	—	1,696,503
Short-Term Investments	—	5,316,535	—	5,316,535

Total	$119,757,980	$5,316,535	$—	$125,074,515

Lloyd George Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$59,086,069	$—	$—	$59,086,069
Preferred Stocks(1)	1,749,081	—	—	1,749,081
Short-Term Investments	—	1,347,094	—	1,347,094

Total	$60,835,150	$1,347,094	$—	$62,182,244

Pyrford Global Strategic Return Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$13,416,911	$—	$—	$13,416,911
Preferred Stocks(1)	65,054	—	—	65,054
International Bonds	—	38,423,968	—	38,423,968
Short-Term Investments	—	2,341,251	—	2,341,251

Total	$13,481,965	$40,765,219	$—	$54,247,184

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$722,554,089	$—	$722,554,089
Short-Term Investments	4,767,980	52,664,840	—	57,432,820

Total	$4,767,980	$775,218,929	$—	$779,986,909

Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$399,611	$—	$399,611
Short-Term Investments	451,000	—	—	451,000

Total	$451,000	$399,611	$—	$850,611

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$7,713,570	$—	$7,713,570
Collateralized Mortgage Obligations	—	7,227,752	—	7,227,752
Commercial Mortgage Securities	—	19,849,804	—	19,849,804
Corporate Bonds & Notes	—	105,723,011	1,860,165	107,583,176
Municipals	—	8,793,505	—	8,793,505
Mutual Funds	3,694,339	2,995,940	—	6,690,279
U.S. Government & U.S. Government Agency Obligations	—	32,382,607	—	32,382,607
U.S. Government Agency-Mortgage Securities	—	5,062,537	—	5,062,537
Short-Term Investments	9,450,955	33,025,845	—	42,476,800

Total	$13,145,294	$222,774,571	$1,860,165	$237,780,030

Short-Intermediate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$2,971,493	$—	$2,971,493
Commercial Mortgage Securities	—	1,560,921	—	1,560,921
Corporate Bonds & Notes	—	88,392,579	3,062,000	91,454,579
U.S. Government & U.S. Government Agency Obligations	—	39,334,075	—	39,334,075
U.S. Government Agency-Mortgage Securities	—	541,902	—	541,902
Short-Term Investments	26,975,013	49,459,517	—	76,434,530

Total	$26,975,013	$182,260,487	$3,062,000	$212,297,500

Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,198,693,207	$—	$1,198,693,207
Short-Term Investments	58,226,424	4,330,272	—	62,556,696

Total	$58,226,424	$1,203,023,479	$—	$1,261,249,903

Government Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$4,273,405	$—	$4,273,405
Collateralized Mortgage Obligations	—	24,216,214	—	24,216,214
Commercial Mortgage Securities	—	20,312,665	—	20,312,665
Corporate Bonds & Notes	—	3,050,481	2,296,500	5,346,981
U.S. Government & U.S. Government Agency Obligations	—	2,036,513	—	2,036,513
U.S. Government Agency-Mortgage Securities	—	197,739,154	—	197,739,154
Short-Term Investments	3,012,894	20,000,000	—	23,012,894

Total	$3,012,894	$271,628,432	$2,296,500	$276,937,826

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$6,246,294	$—	$6,246,294
Corporate Bonds & Notes	—	136,592,359	—	136,592,359
Municipals	—	627,765	—	627,765
U.S. Government & U.S. Government Agency Obligations	—	3,086,016	—	3,086,016
Short-Term Investments	6,362,061	21,816,431	—	28,178,492

Total	$6,362,061	$168,368,865	$—	$174,730,926

Aggregate Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$14,119,320	$—	$14,119,320
Collateralized Mortgage Obligations	—	24,300,268	—	24,300,268
Commercial Mortgage Securities	—	28,271,811	—	28,271,811
Corporate Bonds & Notes	—	280,165,914	—	280,165,914
Municipals	—	5,316,870	—	5,316,870
U.S. Government & U.S. Government Agency Obligations	—	83,859,550	—	83,859,550
U.S. Government Agency-Mortgage Securities	—	131,487,382	—	131,487,382
Short-Term Investments	58,633,110	116,722,151	—	175,355,261

Total	$58,633,110	$684,243,266	$—	$742,876,376

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$8,099,477	$—	$8,099,477
Commercial Mortgage Securities	—	822,604	—	822,604
Corporate Bonds & Notes	—	110,250,724	—	110,250,724
Municipals	—	376,659	—	376,659
U.S. Government & U.S. Government Agency Obligations	—	21,556,521	—	21,556,521
U.S. Government Agency-Mortgage Securities	—	16,115,581	—	16,115,581
Short-Term Investments	4,922,924	45,253,768	—	50,176,692

Total	$4,922,924	$202,475,334	$—	$207,398,258

Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$108,139,526	$—	$108,139,526
Short-Term Investments	2,827,338	—	—	2,827,338

Total	$2,827,338	$108,139,526	$—	$110,966,864

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$91,030,000	$—	$91,030,000
Repurchase Agreements	—	190,677,285	—	190,677,285
U.S. Government & U.S. Government Agency Obligations	—	139,701,178	—	139,701,178

Total	$—	$421,408,463	$—	$421,408,463

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$861,235,565	$—	$861,235,565
Mutual Funds	13,170,171	—	—	13,170,171

Total	$13,170,171	$861,235,565	$—	$874,405,736

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$410,059,430	$—	$410,059,430
Commercial Paper	—	991,816,348	—	991,816,348
Corporate Bonds & Notes	—	10,025,587	—	10,025,587
Funding Agreements	—	115,000,000	—	115,000,000
Municipals	—	552,670,000	—	552,670,000
Mutual Funds	165,000,000	—	—	165,000,000
Notes-Variable	—	278,825,707	—	278,825,707
Repurchase Agreements	—	479,967,006	—	479,967,006
Trust Demand Notes	—	143,000,000	—	143,000,000
U.S. Government & U.S. Government Agency Obligations		269,804,034		269,804,034

Total	$165,000,000	$3,251,168,112	$—	$3,416,168,112

Following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Pyrford International Stock Fund
Short Forward Contracts	$—	$(141,748)	$—	$(141,748)
Pyrford Global Strategic Return Fund
Short Forward Contracts	—	(5,895)	—	(5,895)
Intermediate Tax-Free Fund
Short Futures Contracts	(91,338)	—	—	(91,338)
Government Income Fund
Short Futures Contracts	(44,931)	—	—	(44,931)
Monegy High Yield Bond Fund
Short Forward Contracts	—	1,341	—	1,341

Total	$(136,269)	$(146,302)	$—	($282,571)

(1)	All sub-categories within Common Stocks and Preferred Stocks represent entire Level 1 evaluation status.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determing value:

Fund	Beginning balance September 1, 2012	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases	(Sales)	Change in unrealized appreciation (depreciation) during the period for Level 3 Investments held at end of period	Ending balance November 30, 2012
Short-Term Income Fund
Corporate Bonds & Notes	$1,837,323	$—	$—	$—	$—	$22,842	$1,860,165
Short-Intermediate Bond Fund
Corporate Bonds & Notes	3,024,400	—	—	—	—	37,600	3,062,000
Government Income Fund
Corporate Bonds & Notes	2,268,300	—	—	—	—	28,200	2,296,500

One corporate bond security held in both Short-Intermediate Bond Fund and Government Income Fund was categorized as Level 3 and had a fair value of $3,062,000 and $2,296,500, respectively. This security was thinly-traded and as a result was no longer being priced by the independent pricing vendor. As a result, the investment team located a more actively-traded security whose characteristics (yield, coupon, maturity, etc.) were substantially similar to this security. Price fluctuations on the actively-traded security were analyzed on a monthly basis and taken into consideration when recommending a fair value of the Level 3 security to the Board of Directors’ Pricing Committee. Key unobservable inputs related to this security include yield and credit spread, which generally react inversely with the price of fixed income securities. All additional Funds containing Level 3 securities represent less than 1% of net assets as of November 30, 2012.

It is the Funds’ policy to recognize transfers between category levels at the end of the period. The values of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when a significant change in value of U.S. traded securities occurs, as measured by the Russell 1000 Index. As a result of such an event at August 31, 2012, certain securities held in the Pyrford International Stock Fund, Lloyd George Emerging Markets Equity Fund and Pyrford Global Strategic Return Fund were fair valued by the service and categorized in Level 2 but did not require fair valuation at November 30, 2012 and were therefore categorized in Level 1.

The following is a reconciliation of transfers between category levels from August 31, 2012 to November 30, 2012, represented by recognizing the November 30, 2012 market value of securities previously classified as Level 2 as of August 31, 2012 that transferred to hierarchy Level 1 as of November 30, 2012:

	Pyrford International Stock Fund	Lloyd George Emerging Markets Fund	Pyrford Global Strategic Return Fund
Transfers into Level 1	$117,203,276	$46,518,954	$7,228,137
Transfers out of Level 1	$—	$—	$—

Net Transfers in (out) of Level 1	$117,203,276	$46,518,954	$7,228,137

Transfers into Level 2	$—	$—	$—
Transfers out of Level 2	$(117,203,276)	$(46,518,954)	$(7,228,137)

Net Transfers in (out) of Level 2	$(117,203,276)	$(46,518,954)	$(7,228,137)

Transfers into Level 3	$—	$—	$—
Transfers out of Level 3	$—	$—	$—

Net Transfers in (out) of Level 3	$—	$—	$—

4. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended November 30, 2012, the Funds did not hold any option contracts.

5. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

During the period ended November 30, 2012, the Intermediate Tax-Free Fund and Government Income Fund had an average of 80 short treasury futures contracts outstanding and 50 short treasury futures contracts outstanding, respectively. The Intermediate Tax-Free Fund and Government Income Fund had $337,599 and $93,243 in net realized losses on treasury futures contracts, respectively, and $41,558 change in unrealized appreciation and $44,931 change in unrealized depreciation on short treasury futures contracts, respectively, for the period ended November 30, 2012.

At November 30, 2012, the following Funds had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Depreciation
Intermediate Tax-Free Fund	December 2012	100	U.S. 10 Year Note	Short	$(91,338)
Government Income Fund	March 2013	100	U.S. 10 Year Note	Short	(44,931)

6. Foreign Exchange Contracts

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of certain Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains and losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended November 30, 2012, the Pyrford International Stock Fund, Pyrford Global Strategic Return Fund and Monegy High Yield Bond Fund held 5, 5 and 1 forward foreign currency exchange contracts, respectively. The Pyrford International Stock Fund, Pyrford Global Strategic Return Fund and Monegy High Yield Bond Fund had $307,295, $7,549 and $24,463 in net realized losses, respectively. The Pyrford International Stock Fund and the Monegy High Yield Bond Fund had $113,857 and $939 in changes in net unrealized appreciation, respectively, while the Pyrford Global Strategic Return Fund had a $664 change in net unrealized depreciation on forward foreign currency exchange contracts. At November 30, 2012, the following Funds had outstanding short foreign currency exchange contracts:

Pyrford International Stock Fund

		Contract Amount			Value	Unrealized Depreciation	Counterparty
Settlement Date	Currency	Buy	Sell
March 20, 2013	Australian Dollar (AUD)	$10,809,268	AUD	10,580,000	$10,951,016	$(141,748)	StateStreet Bank London

Pyrford Global Strategic Return Fund

		Contract Amount			Value	Unrealized Depreciation	Counterparty
Settlement Date	Currency	Buy	Sell
March 20, 2013	Australian Dollar (AUD)	$449,535	AUD	440,000	$455,430	$(5,895)	StateStreet Bank London

Monegy High Yield Bond Fund

		Contract Amount				Unrealized Appreciation
Settlement Date	Currency	Buy	Sell		Value		Counterparty
December 20, 2012	Euro (€)	$771,680		€592,188	$770,339	$1,341	JP Morgan Chase Bank

7. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Transactions during the period with entities that are affiliates as of November 30, 2012 are as follows:

Fund/Security	Value Beginning of Period	Purchases	Sales Proceeds	Net Change in Unrealized Depreciation	Dividends Credited to Income	Value End of Period
Low Volatility Equity Fund
BMO Prime Money Market Fund, Class I, 0.129%	$—	$236,702	$236,571	$—	$4	$131
Large-Cap Value Fund
BMO Prime Money Market Fund, Class I, 0.129%	1,957,143	15,876,437	14,935,392	—	903	2,898,188
Dividend Income Fund
BMO Prime Money Market Fund, Class I, 0.129%	2,414,214	2,580,766	2,788,004	—	704	2,206,976
Large-Cap Growth Fund
BMO Prime Money Market Fund, Class I, 0.129%	3,692,284	10,600,300	11,686,995	—	1,638	2,605,589
Mid-Cap Value Fund
BMO Prime Money Market Fund, Class I, 0.129%	6,608,123	15,796,653	16,941,265	—	1,818	5,463,511
Mid-Cap Growth Fund
BMO Prime Money Market Fund, Class I, 0.129%	4,541,091	13,865,207	14,069,834	—	2,146	4,336,464
Small-Cap Value Fund
BMO Prime Money Market Fund, Class I, 0.129%	2,604,475	2,739,747	3,471,887	—	921	1,872,335
Small-Cap Growth Fund
BMO Prime Money Market Fund, Class I, 0.129%	20,016,925	44,248,888	46,816,141	—	6,424	17,449,672
Safeguard Scientifics, Inc.	18,989,424	—	—	(1,745,172)	—	17,244,252
Ultra Short Tax-Free Fund
BMO Tax-Free Money Market Fund, Class I, 0.203%	23,798,895	172,416,333	191,447,248	—	17,110	4,767,980
Short Tax-Free Fund
BMO Tax-Free Money Market Fund, Class I, 0.203%	—	451,000	—	—	2	451,000
Short-Term Income Fund
BMO Prime Money Market Fund, Class I, 0.129%	4,841,104	37,357,216	32,747,365	—	2,971	9,450,955
Short Intermediate Bond Fund
BMO Prime Money Market Fund, Class I, 0.129%	7,004,810	131,393,482	111,423,279	—	6,611	26,975,013
Intermediate Tax-Free Fund
BMO Tax-Free Money Market Fund, Class I, 0.203%	44,255,659	122,616,518	108,645,753	—	25,693	58,226,424
Government Income Fund
BMO Government Money Market Fund, Class I, 0.019%	19,054,993	22,204,089	38,246,188	—	907	3,012,894
TCH Corporate Income Fund
BMO Prime Money Market Fund, Class I, 0.129%	3,510,708	30,455,178	27,603,825	—	2,070	6,362,061
Aggregate Bond Fund
BMO Prime Money Market Fund, Class I, 0.129%	27,531,958	330,618,207	299,517,055	—	16,848	58,633,110
TCH Core Plus Bond Fund
BMO Prime Money Market Fund, Class I, 0.129%	7,800,389	28,891,111	31,768,576	—	2,132	4,922,924
Monegy High Yield Bond Fund
BMO Prime Money Market Fund, Class I, 0.129%	3,737,143	5,075,042	5,984,847	—	1,482	2,827,338

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2012 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc. d/b/a BMO Funds

/s/ John M. Blaser
By: John M. Blaser
President
January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
January 24, 2013

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
January 24, 2013